Registration No. 333-64751
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.                                  [ ]

         Post-Effective Amendment No. 18                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 89                                             [X]

                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                           VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                           CHRITOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 New York Avenue, N.W.
                             Washington D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering: Continuous.

              It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2006 TO PROSPECTUSES FOR:




o Income Manager Accumulator(R)    o  Accumulator(R)               o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)    o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2006. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) disruptive transfer activity; (8) wire transmittals and electronic applications information; (9) certain information about our business day; (10) legal proceedings; (11) distribution of the contracts; (12) incorporation of certain documents by reference; (13) condensed financial information; and (14) hypothetical illustrations.


(1) HOW TO REACH US


You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox



--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Accumulator(R)
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.



--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;


                                                              X01186 - Global

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS



PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these Portfolios, listed in the chart below, are those who make the investment decisions for each Portfolio. The chart also indicates the investment manager for each of the other Portfolios. Not all of the Portfolios listed below are available in all the contracts to which this supplement applies.



 AXA Premier VIP Trust
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                Objective                                                  Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Long-term growth of capital.                               o AllianceBernstein L.P.
 EQUITY
                                                                                         o Legg Mason Capital Management, Inc.

                                                                                         o MFS Investment Management

                                                                                         o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     To seek a balance of a high current income and capital     o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.
                                                                                         o Pacific Investment Management Company
                                                                                           LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Long-term growth of capital.                               o A I M Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    High total return through a combination of current         o Pacific Investment Management Company
                              income and capital appreciation.                             LLC

                                                                                         o Post Advisory Group, LLC
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Long-term growth of capital.                               o AllianceBernstein L.P.
 INTERNATIONAL EQUITY
                                                                                         o J.P. Morgan Investment Management Inc.

                                                                                         o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)

----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                   Objective                                               Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 CORE EQUITY
                                                                                         o Janus Capital Management LLC

                                                                                         o Thornburg Investment Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                         o RCM Capital Management LLC

                                                                                         o TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP        Long-term growth of capital.                            o AllianceBernstein L.P.
 VALUE
                                                                                         o Institutional Capital Corporation

                                                                                         o MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP          Long-term growth of capital.                            o AllianceBernstein L.P.
 GROWTH
                                                                                         o Franklin Advisers, Inc.

                                                                                         o Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP MID CAP VALUE    Long-term growth of capital.                            o AXA Rosenberg Investment Management LLC

                                                                                         o TCW Investment Management Company

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY       Long-term growth of capital.                            o Firsthand Capital Management, Inc.

                                                                                         o RCM Capital Management LLC

                                                                                         o Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name                   Objective                                               Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK         Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND           Seeks to provide a high total return.                   o AllianceBernstein L.P.
 INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
 GOVERNMENT SECURITIES           relative stability of principal.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL        Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND         Seeks to achieve high current income consistent with    o AllianceBernstein L.P.
                                 moderate risk to capital.
----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP            Seeks to achieve long-term growth of capital.           o AllianceBernstein L.P.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.                   o Ariel Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS                  Seeks to achieve capital appreciation.                  o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE   Seeks capital appreciation.                             o AllianceBernstein L.P.
----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Seeks a combination of growth and income to achieve an  o Boston Advisors, LLC
 INCOME                          above-average and consistent total return.
----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY              Seeks long-term capital appreciation.                   o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                               and Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------

Portfolios of the Trusts (continued)

----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name               Objective                                                   Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks long-term growth of capital.                          o Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          To achieve long-term growth of capital.                     o Capital Guardian Trust Company
 INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.     Seeks to achieve long-term growth of capital.               o Capital Guardian Trust Company
 EQUITY
----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                           o Caywood-Scholl Capital Management
 YIELD BOND
----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that approximates      o AllianceBernstein L.P.
                             the total return performance of the S&P 500 Index,
                             including reinvestment of dividends, at a risk level consis-
                             tent with that of the S&P 500 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.                    o Evergreen Investment Management
 BOND                                                                                      Company, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                             o Evergreen Investment Management
                                                                                           Company, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                          o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE          Seeks long-term capital appreciation.                       o Fidelity Management & Research Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                      o GAMCO Asset Management Inc.
 ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                     o GAMCO Asset Management Inc.
 VALUE
----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                      o MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH    Seeks long-term growth of capital.                          o Janus Capital Management LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with mod-   o J.P. Morgan Investment Management Inc.
                             erate risk to capital and maintenance of liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE            Long-term capital appreciation.                             o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE    Seeks capital appreciation.                                 o Lazard Asset Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY   Seeks long-term growth of capital.                          o Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation           o Mercury Advisors
                             through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Capital appreciation and growth of income without           o Lord, Abbett & Co. LLC
 INCOME                      excessive fluctuation in market value.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP     Capital appreciation and growth of income with reason-      o Lord, Abbett & Co. LLC
 CORE                        able risk.
----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE Capital appreciation.                                       o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks long-term growth of capital.                          o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE       Seeks capital appreciation and secondarily, income.         o Mercury Advisors
 EQUITY
----------------------------------------------------------------------------------------------------------------------------------


Portfolios of the Trusts (continued)
----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name              Objective                                                  Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL    Seeks to provide current income and long-term growth of    o Merrill Lynch Investment Managers Interna-
 VALUE                      income, accompanied by growth of capital.                    tional Limited
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH      Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES
----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST      Seeks long-term growth of capital with a secondary         o MFS Investment Management
                            objective to seek reasonable current income. For purposes
                            of this Portfolio, the words "reasonable current income"
                            mean moderate income.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET             Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                            its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL        Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN        Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                            of real capital and prudent investment management.           LLC
----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND      Seeks current income with reduced volatility of principal. o Mercury Advisors
----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX      Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                            deduction of portfolio expenses) the total return of the
                            Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY               Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation o UBS Global Asset Management
                            with income as a secondary consideration.                    (Americas) Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Capital growth and income.                                 o Morgan Stanley Investment
                                                                                         Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.                      o Morgan Stanley Investment
 MARKETS EQUITY                                                                          Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Capital growth.                                            o Morgan Stanley Investment
 GROWTH                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.                      o Wells Capital Management Inc.
 SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------



You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.

(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE


The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


This table shows the fees and expenses for 2005 as an annual percentage of each Portfolio's daily average net assets.



------------------------------------------------------------------------------------------------
                                                  Manage-                          Other
Portfolio Name                                   ment Fees(2)   12b-1 Fees(3)    Expenses (4)
------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.10%          0.25%            0.19%
AXA Conservative Allocation                      0.10%          0.25%            0.22%
AXA Conservative-Plus Allocation                 0.10%          0.25%            0.19%
AXA Moderate Allocation                          0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation                     0.10%          0.25%            0.17%
AXA Premier VIP Aggressive Equity                0.60%          0.25%            0.20%
AXA Premier VIP Core Bond                        0.60%          0.25%            0.18%
AXA Premier VIP Health Care                      1.20%          0.25%            0.28%
AXA Premier VIP High Yield                       0.58%          0.25%            0.18%
AXA Premier VIP International Equity             1.05%          0.25%            0.28%
AXA Premier VIP Large Cap Core Equity            0.90%          0.25%            0.25%
AXA Premier VIP Large Cap Growth                 0.90%          0.25%            0.23%
AXA Premier VIP Large Cap Value                  0.90%          0.25%            0.22%
AXA Premier VIP Mid Cap Growth                   1.10%          0.25%            0.25%
AXA Premier VIP Mid Cap Value                    1.10%          0.25%            0.19%
AXA Premier VIP Technology                       1.20%          0.25%            0.22%
------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.47%          0.25%            0.13%
EQ/Alliance Growth and Income                    0.56%          0.25%            0.13%
EQ/Alliance Intermediate Government Securities   0.50%          0.25%            0.14%
EQ/Alliance International                        0.72%          0.25%            0.21%
EQ/Alliance Large Cap Growth                     0.90%          0.25%            0.13%
EQ/Alliance Quality Bond                         0.50%          0.25%            0.13%
EQ/Alliance Small Cap Growth                     0.75%          0.25%            0.13%
EQ/Ariel Appreciation II                         0.75%          0.25%            7.01%
EQ/Bear Stearns Small Company Growth             1.00%          0.25%            0.20%
EQ/Bernstein Diversified Value                   0.61%          0.25%            0.13%
EQ/Boston Advisors Equity Income                 0.75%          0.25%            0.16%
EQ/Calvert Socially Responsible                  0.65%          0.25%            0.27%
EQ/Capital Guardian Growth                       0.65%          0.25%            0.17%
EQ/Capital Guardian International                0.85%          0.25%            0.23%
EQ/Capital Guardian Research                     0.65%          0.25%            0.13%
EQ/Capital Guardian U.S. Equity                  0.65%          0.25%            0.13%
EQ/Caywood-Scholl High Yield Bond                0.60%          0.25%            0.24%
EQ/Equity 500 Index                              0.25%          0.25%            0.13%
EQ/Evergreen International Bond                  0.70%          0.25%            6.36%
EQ/Evergreen Omega                               0.65%          0.25%            0.18%
EQ/FI Mid Cap                                    0.69%          0.25%            0.14%
EQ/FI Mid Cap Value                              0.73%          0.25%            0.14%
EQ/GAMCO Mergers and Acquisitions                0.90%          0.25%            0.66%
EQ/GAMCO Small Company Value                     0.79%          0.25%            0.14%
EQ/International Growth                          0.85%          0.25%            0.29%
EQ/Janus Large Cap Growth                        0.90%          0.25%            0.15%
EQ/JPMorgan Core Bond                            0.44%          0.25%            0.13%
EQ/JPMorgan Value Opportunities                  0.60%          0.25%            0.15%
EQ/Lazard Small Cap Value                        0.73%          0.25%            0.14%
EQ/Legg Mason Value Equity                       0.65%          0.25%            3.07%
EQ/Long Term Bond                                0.50%          0.25%            0.18%
EQ/Lord Abbett Growth and Income                 0.65%          0.25%            0.93%
EQ/Lord Abbett Large Cap Core                    0.65%          0.25%            1.32%
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                              Total Annual    Fee Waivers     Net Total
                                                Underlying      Expenses        and/or         Annual
                                                Portfolio       (Before         Expense       Expenses
                                                 Fees and       Expense       Reimburse-    After Expense
Portfolio Name                                 Expenses(5)    Limitation)      ments(6)      Limitations
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        0.91%         1.45%           (0.19)%        1.26%
AXA Conservative Allocation                      0.58%         1.15%           (0.22)%        0.93%
AXA Conservative-Plus Allocation                 0.64%         1.18%           (0.19)%        0.99%
AXA Moderate Allocation                          0.71%         1.23%           (0.17)%        1.06%
AXA Moderate-Plus Allocation                     0.84%         1.36%           (0.17)%        1.19%
AXA Premier VIP Aggressive Equity                  --          1.05%              --          1.05%
AXA Premier VIP Core Bond                          --          1.03%           (0.08)%        0.95%
AXA Premier VIP Health Care                        --          1.73%            0.00%         1.73%
AXA Premier VIP High Yield                         --          1.01%              --          1.01%
AXA Premier VIP International Equity               --          1.58%            0.00%         1.58%
AXA Premier VIP Large Cap Core Equity              --          1.40%           (0.05)%        1.35%
AXA Premier VIP Large Cap Growth                   --          1.38%           (0.03)%        1.35%
AXA Premier VIP Large Cap Value                    --          1.37%           (0.02)%        1.35%
AXA Premier VIP Mid Cap Growth                     --          1.60%            0.00%         1.60%
AXA Premier VIP Mid Cap Value                      --          1.54%            0.00%         1.54%
AXA Premier VIP Technology                         --          1.67%            0.00%         1.67%
-------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                           --          0.85%              --          0.85%
EQ/Alliance Growth and Income                      --          0.94%              --          0.94%
EQ/Alliance Intermediate Government Securities     --          0.89%              --          0.89%
EQ/Alliance International                          --          1.18%           (0.08)%        1.10%
EQ/Alliance Large Cap Growth                       --          1.28%           (0.23)%        1.05%
EQ/Alliance Quality Bond                           --          0.88%              --          0.88%
EQ/Alliance Small Cap Growth                       --          1.13%              --          1.13%
EQ/Ariel Appreciation II                           --          8.01%           (6.86)%        1.15%
EQ/Bear Stearns Small Company Growth               --          1.45%           (0.15)%        1.30%
EQ/Bernstein Diversified Value                     --          0.99%           (0.04)%        0.95%
EQ/Boston Advisors Equity Income                   --          1.16%           (0.11)%        1.05%
EQ/Calvert Socially Responsible                    --          1.17%           (0.12)%        1.05%
EQ/Capital Guardian Growth                         --          1.07%           (0.12)%        0.95%
EQ/Capital Guardian International                  --          1.33%           (0.13)%        1.20%
EQ/Capital Guardian Research                       --          1.03%           (0.08)%        0.95%
EQ/Capital Guardian U.S. Equity                    --          1.03%           (0.08)%        0.95%
EQ/Caywood-Scholl High Yield Bond                  --          1.09%           (0.09)%        1.00%
EQ/Equity 500 Index                                --          0.63%              --          0.63%
EQ/Evergreen International Bond                    --          7.31%           (6.16)%        1.15%
EQ/Evergreen Omega                                 --          1.08%            0.00%         1.08%
EQ/FI Mid Cap                                      --          1.08%           (0.08)%        1.00%
EQ/FI Mid Cap Value                                --          1.12%           (0.02)%        1.10%
EQ/GAMCO Mergers and Acquisitions                  --          1.81%           (0.36)%        1.45%
EQ/GAMCO Small Company Value                       --          1.18%            0.00%         1.18%
EQ/International Growth                            --          1.39%            0.00%         1.39%
EQ/Janus Large Cap Growth                          --          1.30%           (0.15)%        1.15%
EQ/JPMorgan Core Bond                              --          0.82%            0.00%         0.82%
EQ/JPMorgan Value Opportunities                    --          1.00%           (0.05)%        0.95%
EQ/Lazard Small Cap Value                          --          1.12%           (0.02)%        1.10%
EQ/Legg Mason Value Equity                         --          3.97%           (2.97)%        1.00%
EQ/Long Term Bond                                  --          0.93%            0.00%         0.93%
EQ/Lord Abbett Growth and Income                   --          1.83%           (0.83)%        1.00%
EQ/Lord Abbett Large Cap Core                      --          2.22%           (1.22)%        1.00%
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                         Manage-                          Other
Portfolio Name                        ment Fees(2)    12b-1 Fees(3)   Expenses (4)
---------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value            0.70%          0.25%            0.40%
EQ/Marsico Focus                        0.87%          0.25%            0.13%
EQ/Mercury Basic Value Equity           0.57%          0.25%            0.13%
EQ/Mercury International Value          0.85%          0.25%            0.23%
EQ/MFS Emerging Growth Companies        0.65%          0.25%            0.14%
EQ/MFS Investors Trust                  0.60%          0.25%            0.18%
EQ/Money Market                         0.34%          0.25%            0.13%
EQ/Montag & Caldwell Growth             0.75%          0.25%            0.16%
EQ/PIMCO Real Return                    0.55%          0.25%            0.24%
EQ/Short Duration Bond                  0.44%          0.25%            0.14%
EQ/Small Company Index                  0.25%          0.25%            0.16%
EQ/TCW Equity                           0.80%          0.25%            0.16%
EQ/UBS Growth and Income                0.75%          0.25%            0.19%
EQ/Van Kampen Comstock                  0.65%          0.25%            0.39%
EQ/Van Kampen Emerging Markets Equity   1.15%          0.25%            0.48%
EQ/Van Kampen Mid Cap Growth            0.70%          0.25%            0.83%
EQ/Wells Fargo Montgomery Small Cap     0.85%          0.25%            2.28%
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                    Total Annual    Fee Waivers     Net Total
                                      Underlying      Expenses        and/or         Annual
                                      Portfolio       (Before         Expense       Expenses
                                       Fees and       Expense       Reimburse-    After Expense
Portfolio Name                       Expenses(5)    Limitation)      ments(6)      Limitations
----------------------------------------------------------------------------------------------------
EQ Advisors Trust:
----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                 --       1.35%           (0.30)%        1.05%
EQ/Marsico Focus                             --       1.25%           (0.10)%        1.15%
EQ/Mercury Basic Value Equity                --       0.95%            0.00%         0.95%
EQ/Mercury International Value               --       1.33%           (0.08)%        1.25%
EQ/MFS Emerging Growth Companies             --       1.04%              --          1.04%
EQ/MFS Investors Trust                       --       1.03%           (0.08)%        0.95%
EQ/Money Market                              --       0.72%              --          0.72%
EQ/Montag & Caldwell Growth                  --       1.16%           (0.01)%        1.15%
EQ/PIMCO Real Return                         --       1.04%           (0.14)%        0.90%
EQ/Short Duration Bond                       --       0.83%            0.00%         0.83%
EQ/Small Company Index                       --       0.66%            0.00%         0.66%
EQ/TCW Equity                                --       1.21%           (0.06)%        1.15%
EQ/UBS Growth and Income                     --       1.19%           (0.14)%        1.05%
EQ/Van Kampen Comstock                       --       1.29%           (0.29)%        1.00%
EQ/Van Kampen Emerging Markets Equity        --       1.88%           (0.08)%        1.80%
EQ/Van Kampen Mid Cap Growth                 --       1.78%           (0.73)%        1.05%
EQ/Wells Fargo Montgomery Small Cap          --       3.38%           (2.08)%        1.30%
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2005 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or   ----       ----
other expenses)(1)                                                                  0.63%      8.01%




(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2005 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2005. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect each AXA Allocation portfolios's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/05. A "--" indicates that the listed port folio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual oper ating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrange ments plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------
Portfolio Name
--------------------------------------------------
AXA Premier VIP Aggressive Equity           0.98%
--------------------------------------------------
AXA Premier VIP Health Care                 1.71%
--------------------------------------------------
AXA Premier VIP International Equity        1.54%
--------------------------------------------------
AXA Premier VIP Large Cap Core Equity       1.33%
--------------------------------------------------
AXA Premier VIP Large Cap Growth            1.33%
--------------------------------------------------
AXA Premier VIP Large Cap Value             1.29%
--------------------------------------------------
AXA Premier VIP Mid Cap Growth              1.55%
--------------------------------------------------
AXA Premier VIP Mid Cap Value               1.49%
--------------------------------------------------
AXA Premier VIP Technology                  1.61%
--------------------------------------------------
EQ/Alliance Common Stock                    0.83%
--------------------------------------------------
EQ/Alliance Growth and Income               0.91%
--------------------------------------------------
EQ/Alliance International                   1.09%
--------------------------------------------------
EQ/Alliance Large Cap Growth                1.02%
--------------------------------------------------
EQ/Alliance Small Cap Growth                1.09%
--------------------------------------------------
EQ/Bernstein Diversified Value              0.88%
--------------------------------------------------
EQ/Boston Advisors Equity Income            1.04%
--------------------------------------------------
EQ/Calvert Socially Responsible             1.03%
--------------------------------------------------
EQ/Capital Guardian Growth                  0.94%
--------------------------------------------------
EQ/Capital Guardian International           1.18%
--------------------------------------------------
EQ/Capital Guardian Research                0.94%
--------------------------------------------------
EQ/Capital Guardian U.S. Equity             0.94%
--------------------------------------------------
EQ/Evergreen Omega                          0.88%
--------------------------------------------------
EQ/FI Mid Cap                               0.95%
--------------------------------------------------
EQ/FI Mid Cap Value                         1.08%
--------------------------------------------------
EQ/GAMCO Mergers and Acquisitions           1.38%
--------------------------------------------------
EQ/GAMCO Small Company Value                1.17%
--------------------------------------------------
EQ/International Growth                     1.22%
--------------------------------------------------
EQ/Janus Large Cap Growth                   1.14%
--------------------------------------------------
EQ/Lazard Small Cap Value                   1.01%
--------------------------------------------------
EQ/Legg Mason Value Equity                  0.99%
--------------------------------------------------
EQ/Lord Abbett Growth and Income            0.97%
--------------------------------------------------
EQ/Lord Abbett Large Cap Core               0.99%
--------------------------------------------------
EQ/Lord Abbett Mid Cap Value                1.01%
--------------------------------------------------
EQ/Marsico Focus                            1.14%
--------------------------------------------------
EQ/Mercury Basic Value Equity               0.93%
--------------------------------------------------
EQ/MFS Emerging Growth Companies            1.01%
--------------------------------------------------
EQ/MFS Investors Trust                      0.94%
--------------------------------------------------
EQ/Montag & Caldwell Growth                 1.12%
--------------------------------------------------
EQ/UBS Growth and Income                    1.04%
--------------------------------------------------
EQ/Van Kampen Comstock                      0.99%
--------------------------------------------------
EQ/Van Kampen Emerging Markets Equity       1.78%
--------------------------------------------------
EQ/Van Kampen Mid Cap Growth                1.02%
--------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap         1.12%
--------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .014% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.

The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representa-tion of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $ 1,068.00     $ 1,621.00     $ 2,199.00     $ 3,958.00
AXA Conservative Allocation                      $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
AXA Conservative-Plus Allocation                 $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
AXA Moderate Allocation                          $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
AXA Moderate-Plus Allocation                     $ 1,058.00     $ 1,593.00     $ 2,153.00     $ 3,873.00
AXA Premier VIP Aggressive Equity                $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
AXA Premier VIP Core Bond                        $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
AXA Premier VIP Health Care                      $ 1,097.00     $ 1,707.00     $ 2,339.00     $ 4,218.00
AXA Premier VIP High Yield                       $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
AXA Premier VIP International Equity             $ 1,081.00     $ 1,661.00     $ 2,264.00     $ 4,080.00
AXA Premier VIP Large Cap Core Equity            $ 1,062.00     $ 1,605.00     $ 2,174.00     $ 3,911.00
AXA Premier VIP Large Cap Growth                 $ 1,060.00     $ 1,599.00     $ 2,164.00     $ 3,892.00
AXA Premier VIP Large Cap Value                  $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
AXA Premier VIP Mid Cap Growth                   $ 1,083.00     $ 1,667.00     $ 2,274.00     $ 4,099.00
AXA Premier VIP Mid Cap Value                    $ 1,077.00     $ 1,648.00     $ 2,244.00     $ 4,043.00
AXA Premier VIP Technology                       $ 1,091.00     $ 1,688.00     $ 2,309.00     $ 4,163.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $ 1,004.00     $ 1,433.00     $ 1,892.00     $ 3,373.00
EQ/Alliance Growth and Income                    $ 1,014.00     $ 1,462.00     $ 1,938.00     $ 3,462.00
EQ/Alliance Intermediate Government Securities   $ 1,008.00     $ 1,446.00     $ 1,912.00     $ 3,413.00
EQ/Alliance International                        $ 1,039.00     $ 1,536.00     $ 2,061.00     $ 3,698.00
EQ/Alliance Large Cap Growth                     $ 1,049.00     $ 1,567.00     $ 2,111.00     $ 3,794.00
EQ/Alliance Quality Bond                         $ 1,007.00     $ 1,443.00     $ 1,907.00     $ 3,403.00
EQ/Alliance Small Cap Growth                     $ 1,034.00     $ 1,521.00     $ 2,035.00     $ 3,649.00
EQ/Ariel Appreciation II                         $ 1,756.00     $ 3,505.00     $ 5,054.00     $ 8,386.00
EQ/Bear Stearns Small Company Growth             $ 1,067.00     $ 1,620.00     $ 2,197.00     $ 3,956.00
EQ/Bernstein Diversified Value                   $ 1,019.00     $ 1,477.00     $ 1,964.00     $ 3,512.00
EQ/Boston Advisors Equity Income                 $ 1,037.00     $ 1,530.00     $ 2,051.00     $ 3,678.00
EQ/Calvert Socially Responsible                  $ 1,038.00     $ 1,533.00     $ 2,056.00     $ 3,688.00
EQ/Capital Guardian Growth                       $ 1,027.00     $ 1,502.00     $ 2,005.00     $ 3,591.00
EQ/Capital Guardian International                $ 1,055.00     $ 1,583.00     $ 2,137.00     $ 3,842.00
EQ/Capital Guardian Research                     $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Capital Guardian U.S. Equity                  $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Caywood-Scholl High Yield Bond                $ 1,029.00     $ 1,508.00     $ 2,015.00     $ 3,610.00
EQ/Equity 500 Index                              $   981.00     $ 1,365.00     $ 1,778.00     $ 3,150.00
EQ/Evergreen International                       $ 1,682.00     $ 3,317.00     $ 4,789.00     $ 8,053.00
EQ/Evergreen Omega                               $ 1,028.00     $ 1,505.00     $ 2,010.00     $ 3,600.00
EQ/FI Mid Cap                                    $ 1,028.00     $ 1,505.00     $ 2,010.00     $ 3,600.00
EQ/FI Mid Cap Value                              $ 1,033.00     $ 1,518.00     $ 2,030.00     $ 3,639.00
EQ/GAMCO Mergers and Acquisitions                $ 1,105.00     $ 1,730.00     $ 2,377.00     $ 4,288.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   718.00     $ 1,471.00     $ 2,249.00     $ 4,308.00
AXA Conservative Allocation                      $   686.00     $ 1,378.00     $ 2,097.00     $ 4,022.00
AXA Conservative-Plus Allocation                 $   689.00     $ 1,387.00     $ 2,112.00     $ 4,051.00
AXA Moderate Allocation                          $   694.00     $ 1,403.00     $ 2,138.00     $ 4,099.00
AXA Moderate-Plus Allocation                     $   708.00     $ 1,443.00     $ 2,203.00     $ 4,223.00
AXA Premier VIP Aggressive Equity                $   676.00     $ 1,347.00     $ 2,046.00     $ 3,924.00
AXA Premier VIP Core Bond                        $   673.00     $ 1,341.00     $ 2,036.00     $ 3,904.00
AXA Premier VIP Health Care                      $   747.00     $ 1,557.00     $ 2,389.00     $ 4,568.00
AXA Premier VIP High Yield                       $   671.00     $ 1,334.00     $ 2,025.00     $ 3,885.00
AXA Premier VIP International Equity             $   731.00     $ 1,511.00     $ 2,314.00     $ 4,430.00
AXA Premier VIP Large Cap Core Equity            $   712.00     $ 1,455.00     $ 2,224.00     $ 4,261.00
AXA Premier VIP Large Cap Growth                 $   710.00     $ 1,449.00     $ 2,214.00     $ 4,242.00
AXA Premier VIP Large Cap Value                  $   709.00     $ 1,446.00     $ 2,208.00     $ 4,233.00
AXA Premier VIP Mid Cap Growth                   $   733.00     $ 1,517.00     $ 2,324.00     $ 4,449.00
AXA Premier VIP Mid Cap Value                    $   727.00     $ 1,498.00     $ 2,294.00     $ 4,393.00
AXA Premier VIP Technology                       $   741.00     $ 1,538.00     $ 2,359.00     $ 4,513.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   654.00     $ 1,283.00     $ 1,942.00     $ 3,723.00
EQ/Alliance Growth and Income                    $   664.00     $ 1,312.00     $ 1,988.00     $ 3,812.00
EQ/Alliance Intermediate Government Securities   $   658.00     $ 1,296.00     $ 1,962.00     $ 3,763.00
EQ/Alliance International                        $   689.00     $ 1,386.00     $ 2,111.00     $ 4,048.00
EQ/Alliance Large Cap Growth                     $   699.00     $ 1,417.00     $ 2,161.00     $ 4,144.00
EQ/Alliance Quality Bond                         $   657.00     $ 1,293.00     $ 1,957.00     $ 3,753.00
EQ/Alliance Small Cap Growth                     $   684.00     $ 1,371.00     $ 2,085.00     $ 3,999.00
EQ/Ariel Appreciation II                         $ 1,406.00     $ 3,355.00     $ 5,104.00     $ 8,736.00
EQ/Bear Stearns Small Company Growth             $   717.00     $ 1,470.00     $ 2,247.00     $ 4,306.00
EQ/Bernstein Diversified Value                   $   669.00     $ 1,327.00     $ 2,014.00     $ 3,862.00
EQ/Boston Advisors Equity Income                 $   687.00     $ 1,380.00     $ 2,101.00     $ 4,028.00
EQ/Calvert Socially Responsible                  $   688.00     $ 1,383.00     $ 2,106.00     $ 4,038.00
EQ/Capital Guardian Growth                       $   677.00     $ 1,352.00     $ 2,055.00     $ 3,941.00
EQ/Capital Guardian International                $   705.00     $ 1,433.00     $ 2,187.00     $ 4,192.00
EQ/Capital Guardian Research                     $   673.00     $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Capital Guardian U.S. Equity                  $   673.00     $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Caywood-Scholl High Yield Bond                $   679.00     $ 1,358.00     $ 2,065.00     $ 3,960.00
EQ/Equity 500 Index                              $   631.00     $ 1,215.00     $ 1,828.00     $ 3,500.00
EQ/Evergreen International                       $ 1,332.00     $ 3,167.00     $ 4,839.00     $ 8,403.00
EQ/Evergreen Omega                               $   678.00     $ 1,355.00     $ 2,060.00     $ 3,950.00
EQ/FI Mid Cap                                    $   678.00     $ 1,355.00     $ 2,060.00     $ 3,950.00
EQ/FI Mid Cap Value                              $   683.00     $ 1,368.00     $ 2,080.00     $ 3,989.00
EQ/GAMCO Mergers and Acquisitions                $   755.00     $ 1,580.00     $ 2,427.00     $ 4,638.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                    If you do not surrender your contract at the end
                                                            of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                        $   368.00     $ 1,121.00     $ 1,899.00     $ 3,958.00
AXA Conservative Allocation                      $   336.00     $ 1,028.00     $ 1,747.00     $ 3,672.00
AXA Conservative-Plus Allocation                 $   339.00     $ 1,037.00     $ 1,762.00     $ 3,701.00
AXA Moderate Allocation                          $   344.00     $ 1,053.00     $ 1,788.00     $ 3,749.00
AXA Moderate-Plus Allocation                     $   358.00     $ 1,093.00     $ 1,853.00     $ 3,873.00
AXA Premier VIP Aggressive Equity                $   326.00     $   997.00     $ 1,696.00     $ 3,574.00
AXA Premier VIP Core Bond                        $   323.00     $   991.00     $ 1,686.00     $ 3,554.00
AXA Premier VIP Health Care                      $   397.00     $ 1,207.00     $ 2,039.00     $ 4,218.00
AXA Premier VIP High Yield                       $   321.00     $   984.00     $ 1,675.00     $ 3,535.00
AXA Premier VIP International Equity             $   381.00     $ 1,161.00     $ 1,964.00     $ 4,080.00
AXA Premier VIP Large Cap Core Equity            $   362.00     $ 1,105.00     $ 1,874.00     $ 3,911.00
AXA Premier VIP Large Cap Growth                 $   360.00     $ 1,099.00     $ 1,864.00     $ 3,892.00
AXA Premier VIP Large Cap Value                  $   359.00     $ 1,096.00     $ 1,858.00     $ 3,883.00
AXA Premier VIP Mid Cap Growth                   $   383.00     $ 1,167.00     $ 1,974.00     $ 4,099.00
AXA Premier VIP Mid Cap Value                    $   377.00     $ 1,148.00     $ 1,944.00     $ 4,043.00
AXA Premier VIP Technology                       $   391.00     $ 1,188.00     $ 2,009.00     $ 4,163.00
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         $   304.00     $   933.00     $ 1,592.00     $ 3,373.00
EQ/Alliance Growth and Income                    $   314.00     $   962.00     $ 1,638.00     $ 3,462.00
EQ/Alliance Intermediate Government Securities   $   308.00     $   946.00     $ 1,612.00     $ 3,413.00
EQ/Alliance International                        $   339.00     $ 1,036.00     $ 1,761.00     $ 3,698.00
EQ/Alliance Large Cap Growth                     $   349.00     $ 1,067.00     $ 1,811.00     $ 3,794.00
EQ/Alliance Quality Bond                         $   307.00     $   943.00     $ 1,607.00     $ 3,403.00
EQ/Alliance Small Cap Growth                     $   334.00     $ 1,021.00     $ 1,735.00     $ 3,649.00
EQ/Ariel Appreciation II                         $ 1,056.00     $ 3,005.00     $ 4,754.00     $ 8,386.00
EQ/Bear Stearns Small Company Growth             $   367.00     $ 1,120.00     $ 1,897.00     $ 3,956.00
EQ/Bernstein Diversified Value                   $   319.00     $   977.00     $ 1,664.00     $ 3,512.00
EQ/Boston Advisors Equity Income                 $   337.00     $ 1,030.00     $ 1,751.00     $ 3,678.00
EQ/Calvert Socially Responsible                  $   338.00     $ 1,033.00     $ 1,756.00     $ 3,688.00
EQ/Capital Guardian Growth                       $   327.00     $ 1,002.00     $ 1,705.00     $ 3,591.00
EQ/Capital Guardian International                $   355.00     $ 1,083.00     $ 1,837.00     $ 3,842.00
EQ/Capital Guardian Research                     $   323.00     $   990.00     $ 1,684.00     $ 3,551.00
EQ/Capital Guardian U.S. Equity                  $   323.00     $   990.00     $ 1,684.00     $ 3,551.00
EQ/Caywood-Scholl High Yield Bond                $   329.00     $ 1,008.00     $ 1,715.00     $ 3,610.00
EQ/Equity 500 Index                              $   281.00     $   865.00     $ 1,478.00     $ 3,150.00
EQ/Evergreen International                       $   982.00     $ 2,817.00     $ 4,489.00     $ 8,053.00
EQ/Evergreen Omega                               $   328.00     $ 1,005.00     $ 1,710.00     $ 3,600.00
EQ/FI Mid Cap                                    $   328.00     $ 1,005.00     $ 1,710.00     $ 3,600.00
EQ/FI Mid Cap Value                              $   333.00     $ 1,018.00     $ 1,730.00     $ 3,639.00
EQ/GAMCO Mergers and Acquisitions                $   405.00     $ 1,230.00     $ 2,077.00     $ 4,288.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                          If you surrender your contract at the end
                                                                of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 1,039.00     $ 1,536.00     $ 2,061.00     $ 3,698.00
EQ/International Growth                          $ 1,061.00     $ 1,601.00     $ 2,167.00     $ 3,899.00
EQ/Janus Large Cap Growth                        $ 1,051.00     $ 1,573.00     $ 2,122.00     $ 3,813.00
EQ/JPMorgan Core Bond                            $ 1,001.00     $ 1,424.00     $ 1,876.00     $ 3,343.00
EQ/JPMorgan Value Opportunities                  $ 1,020.00     $ 1,480.00     $ 1,969.00     $ 3,522.00
EQ/Lazard Small Cap Value                        $ 1,033.00     $ 1,518.00     $ 2,030.00     $ 3,639.00
EQ/Legg Mason Value Equity                       $ 1,332.00     $ 2,376.00     $ 3,396.00     $ 6,040.00
EQ/Long Term Bond                                $ 1,013.00     $ 1,458.00     $ 1,933.00     $ 3,452.00
EQ/Lord Abbett Growth and Income                 $ 1,107.00     $ 1,737.00     $ 2,387.00     $ 4,306.00
EQ/Lord Abbett Large Cap Core                    $ 1,148.00     $ 1,855.00     $ 2,578.00     $ 4,652.00
EQ/Lord Abbett Mid Cap Value                     $ 1,057.00     $ 1,589.00     $ 2,147.00     $ 3,861.00
EQ/Marsico Focus                                 $ 1,046.00     $ 1,558.00     $ 2,096.00     $ 3,765.00
EQ/Mercury Basic Value Equity                    $ 1,015.00     $ 1,465.00     $ 1,943.00     $ 3,472.00
EQ/Mercury International Value                   $ 1,055.00     $ 1,583.00     $ 2,137.00     $ 3,842.00
EQ/MFS Emerging Growth Companies                 $ 1,024.00     $ 1,493.00     $ 1,989.00     $ 3,561.00
EQ/MFS Investors Trust                           $ 1,023.00     $ 1,490.00     $ 1,984.00     $ 3,551.00
EQ/Money Market                                  $   991.00     $ 1,393.00     $ 1,824.00     $ 3,242.00
EQ/Montag & Caldwell Growth                      $ 1,037.00     $ 1,530.00     $ 2,051.00     $ 3,678.00
EQ/PIMCO Real Return                             $ 1,024.00     $ 1,493.00     $ 1,989.00     $ 3,561.00
EQ/Short Duration Bond                           $ 1,002.00     $ 1,427.00     $ 1,881.00     $ 3,353.00
EQ/Small Company Index                           $   984.00     $ 1,374.00     $ 1,793.00     $ 3,180.00
EQ/TCW Equity                                    $ 1,042.00     $ 1,546.00     $ 2,076.00     $ 3,727.00
EQ/UBS Growth and Income                         $ 1,040.00     $ 1,539.00     $ 2,066.00     $ 3,707.00
EQ/Van Kampen Comstock                           $ 1,050.00     $ 1,570.00     $ 2,117.00     $ 3,804.00
EQ/Van Kampen Emerging Markets Equity            $ 1,112.00     $ 1,752.00     $ 2,411.00     $ 4,352.00
EQ/Van Kampen Mid Cap Growth                     $ 1,102.00     $ 1,721.00     $ 2,362.00     $ 4,261.00
EQ/Wells Fargo Montgomery Small Cap              $ 1,270.00     $ 2,203.00     $ 3,127.00     $ 5,601.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end
                                                               of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 689.00       $ 1,386.00     $ 2,111.00     $ 4,048.00
EQ/International Growth                          $ 711.00       $ 1,451.00     $ 2,217.00     $ 4,249.00
EQ/Janus Large Cap Growth                        $ 701.00       $ 1,423.00     $ 2,172.00     $ 4,163.00
EQ/JPMorgan Core Bond                            $ 651.00       $ 1,274.00     $ 1,926.00     $ 3,693.00
EQ/JPMorgan Value Opportunities                  $ 670.00       $ 1,330.00     $ 2,019.00     $ 3,872.00
EQ/Lazard Small Cap Value                        $ 683.00       $ 1,368.00     $ 2,080.00     $ 3,989.00
EQ/Legg Mason Value Equity                       $ 982.00       $ 2,226.00     $ 3,446.00     $ 6,390.00
EQ/Long Term Bond                                $ 663.00       $ 1,308.00     $ 1,983.00     $ 3,802.00
EQ/Lord Abbett Growth and Income                 $ 757.00       $ 1,587.00     $ 2,437.00     $ 4,656.00
EQ/Lord Abbett Large Cap Core                    $ 798.00       $ 1,705.00     $ 2,628.00     $ 5,002.00
EQ/Lord Abbett Mid Cap Value                     $ 707.00       $ 1,439.00     $ 2,197.00     $ 4,211.00
EQ/Marsico Focus                                 $ 696.00       $ 1,408.00     $ 2,146.00     $ 4,115.00
EQ/Mercury Basic Value Equity                    $ 665.00       $ 1,315.00     $ 1,993.00     $ 3,822.00
EQ/Mercury International Value                   $ 705.00       $ 1,433.00     $ 2,187.00     $ 4,192.00
EQ/MFS Emerging Growth Companies                 $ 674.00       $ 1,343.00     $ 2,039.00     $ 3,911.00
EQ/MFS Investors Trust                           $ 673.00       $ 1,340.00     $ 2,034.00     $ 3,901.00
EQ/Money Market                                  $ 641.00       $ 1,243.00     $ 1,874.00     $ 3,592.00
EQ/Montag & Caldwell Growth                      $ 687.00       $ 1,380.00     $ 2,101.00     $ 4,028.00
EQ/PIMCO Real Return                             $ 674.00       $ 1,343.00     $ 2,039.00     $ 3,911.00
EQ/Short Duration Bond                           $ 652.00       $ 1,277.00     $ 1,931.00     $ 3,703.00
EQ/Small Company Index                           $ 634.00       $ 1,224.00     $ 1,843.00     $ 3,530.00
EQ/TCW Equity                                    $ 692.00       $ 1,396.00     $ 2,126.00     $ 4,077.00
EQ/UBS Growth and Income                         $ 690.00       $ 1,389.00     $ 2,116.00     $ 4,057.00
EQ/Van Kampen Comstock                           $ 700.00       $ 1,420.00     $ 2,167.00     $ 4,154.00
EQ/Van Kampen Emerging Markets Equity            $ 762.00       $ 1,602.00     $ 2,461.00     $ 4,702.00
EQ/Van Kampen Mid Cap Growth                     $ 752.00       $ 1,571.00     $ 2,412.00     $ 4,611.00
EQ/Wells Fargo Montgomery Small Cap              $ 920.00       $ 2,053.00     $ 3,177.00     $ 5,951.00
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                    If you do not surrender your contract at the end
                                                            of the applicable time period
                                               ----------------------------------------------------------
                   Portfolio Name                1 year        3 years        5 years        10 years
---------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                     $ 339.00       $ 1,036.00     $ 1,761.00     $ 3,698.00
EQ/International Growth                          $ 361.00       $ 1,101.00     $ 1,867.00     $ 3,899.00
EQ/Janus Large Cap Growth                        $ 351.00       $ 1,073.00     $ 1,822.00     $ 3,813.00
EQ/JPMorgan Core Bond                            $ 301.00       $   924.00     $ 1,576.00     $ 3,343.00
EQ/JPMorgan Value Opportunities                  $ 320.00       $   980.00     $ 1,669.00     $ 3,522.00
EQ/Lazard Small Cap Value                        $ 333.00       $ 1,018.00     $ 1,730.00     $ 3,639.00
EQ/Legg Mason Value Equity                       $ 632.00       $ 1,876.00     $ 3,096.00     $ 6,040.00
EQ/Long Term Bond                                $ 313.00       $   958.00     $ 1,633.00     $ 3,452.00
EQ/Lord Abbett Growth and Income                 $ 407.00       $ 1,237.00     $ 2,087.00     $ 4,306.00
EQ/Lord Abbett Large Cap Core                    $ 448.00       $ 1,355.00     $ 2,278.00     $ 4,652.00
EQ/Lord Abbett Mid Cap Value                     $ 357.00       $ 1,089.00     $ 1,847.00     $ 3,861.00
EQ/Marsico Focus                                 $ 346.00       $ 1,058.00     $ 1,796.00     $ 3,765.00
EQ/Mercury Basic Value Equity                    $ 315.00       $   965.00     $ 1,643.00     $ 3,472.00
EQ/Mercury International Value                   $ 355.00       $ 1,083.00     $ 1,837.00     $ 3,842.00
EQ/MFS Emerging Growth Companies                 $ 324.00       $   993.00     $ 1,689.00     $ 3,561.00
EQ/MFS Investors Trust                           $ 323.00       $   990.00     $ 1,684.00     $ 3,551.00
EQ/Money Market                                  $ 291.00       $   893.00     $ 1,524.00     $ 3,242.00
EQ/Montag & Caldwell Growth                      $ 337.00       $ 1,030.00     $ 1,751.00     $ 3,678.00
EQ/PIMCO Real Return                             $ 324.00       $   993.00     $ 1,689.00     $ 3,561.00
EQ/Short Duration Bond                           $ 302.00       $   927.00     $ 1,581.00     $ 3,353.00
EQ/Small Company Index                           $ 284.00       $   874.00     $ 1,493.00     $ 3,180.00
EQ/TCW Equity                                    $ 342.00       $ 1,046.00     $ 1,776.00     $ 3,727.00
EQ/UBS Growth and Income                         $ 340.00       $ 1,039.00     $ 1,766.00     $ 3,707.00
EQ/Van Kampen Comstock                           $ 350.00       $ 1,070.00     $ 1,817.00     $ 3,804.00
EQ/Van Kampen Emerging Markets Equity            $ 412.00       $ 1,252.00     $ 2,111.00     $ 4,352.00
EQ/Van Kampen Mid Cap Growth                     $ 402.00       $ 1,221.00     $ 2,062.00     $ 4,261.00
EQ/Wells Fargo Montgomery Small Cap              $ 570.00       $ 1,703.00     $ 2,827.00     $ 5,601.00
---------------------------------------------------------------------------------------------------------

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond joins EQ/Money Market, EQ/Alliance Intermediate Government Securities, and the Fixed Maturity Options (FMOs) as investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or, as provided by your Accumulator(R) Series contract, 6%. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.


(5) TAX INFORMATION


HOW YOU CAN MAKE CONTRIBUTIONS

o Regular contributions to traditional IRAs and Roth IRAs are limited to $4,000 for the calendar years 2006 and 2007.

o Additional catch-up contributions of up to $1,000 can be made for the calendar years 2006 and 2007 where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan or 403(b) arrangement which permits designated Roth elective deferral contributions to be made beginning in 2006.

REQUIRED MINIMUM DISTRIBUTIONS

Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and TSAs funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.


(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(7) DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(8) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.



(9) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.

If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.



(10) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.



(11) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from AXA Equitable to individual financial representatives or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.50% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 1.20% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.50% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 1.25% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 7.50% of the total contributions made under the contracts. The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) products on a company product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


(12) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2005 (the "Annual Report") is considered to be part of this Supplement because it is incorporated by reference.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Supplement in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Supplement in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

After the date of this Supplement and before we terminate the offering of the securities under this Supplement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Supplement because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this Supplement, will be considered changed or replaced for purposes of this Supplement if a statement contained in this Supplement changes or is replaced. Any statement that is considered to be a part of this Supplement because of its incorporation will be considered changed or replaced for the purpose of this Supplement if a statement contained in any other subsequently filed document that is considered to be part of this Supplement changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Supplement.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the website is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Supplement is delivered, a copy of any or all of the documents considered to be part of this Supplement because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


(13) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2005. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.36     $ 10.64          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             109          64          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.44     $ 10.31          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             226          98          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63     $ 10.41          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             114          54          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 50.07     $ 48.21     $ 44.75     $ 37.91     $ 43.83
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             703         778         909       1,013         387
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 47.62     $ 45.97     $ 42.78     $ 36.32     $ 42.10
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             971       1,106       1,263       1,386         736
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.23          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             728          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 61.29     $ 57.16     $ 51.45     $ 37.75     $ 53.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             270         320         387         453         576
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 59.89     $ 55.99     $ 50.53     $ 37.17     $ 52.87
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             234         272         297         327         399
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.33     $ 11.26     $ 10.97     $ 10.69          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             490         551         570         493          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.75     $ 11.11     $ 10.02     $  7.91          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             216         231         234         160          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 31.86     $ 31.20     $ 28.97     $ 23.85     $ 24.80
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             110         132         131          93         104
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 31.13     $ 30.56     $ 28.44     $ 23.48     $ 24.47
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             449         548         583         592         707
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.81     $ 12.11     $ 10.39     $  7.82          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             260         243         212         129          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.09     $ 10.52     $  9.70     $  7.66          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             131         131         133          88          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.84     $  9.26     $  8.78     $  6.80          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             270         281         251         164          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.30     $ 11.61     $ 10.27     $  7.92          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             296         259         232         205          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.19     $  9.51     $  8.61     $  6.21          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             324         333         384         214          --
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 72.23       $ 84.11     $ 71.60     $ 72.23     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             705           854       1,101       1,261     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 71.48       $ 83.44     $ 71.21     $ 72.00     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             478           561         680         369     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.85       $ 27.52     $ 28.81     $ 30.73     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              71            99         173          98     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.59       $ 27.30     $ 28.65     $ 30.63     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             796         1,064       1,451         505     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --            --          --          --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  12.40    $  11.69   $  10.26    $   7.38          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               332         447        402         250          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  10.09    $   9.18   $   8.84    $   5.67          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               382         537        207          44          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 266.03    $ 257.37   $ 227.59    $ 153.56    $ 232.44
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               322         407        498         560         748
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $ 259.92    $ 252.09   $ 223.47    $ 151.16    $ 229.38
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               458         552        639         698         875
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  30.84    $  29.50   $  26.48    $  20.49    $  26.26
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,397       1,692      2,039       2,361       2,922
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  30.18    $  28.94   $  26.04    $  20.20    $  25.96
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,868       2,261      2,666       3,020       3,602
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  19.61    $  19.55   $  19.35    $  19.12    $  17.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               293         354        460       1,043         641
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  19.19    $  19.17   $  19.03    $  18.85    $  17.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               563         766        998       1,296       1,054
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.81    $  13.84   $  11.82    $   8.83    $   9.91
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,271       1,509      1,843       1,978         816
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.45    $  13.56   $  11.61    $   8.69    $   9.77
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,246       1,359      1,568       1,624         390
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   7.22    $   6.36   $   5.93    $   4.87    $   7.16
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,173       1,269      1,663       1,968       2,839
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  16.40    $  16.26   $  15.86    $  15.49          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               287         275        292         240          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  17.56    $  15.89   $  14.06    $  10.07    $  14.57
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               365         358        402         428         497
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  17.20    $  15.60   $  13.85    $   9.94    $  14.41
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             1,163       1,361      1,510       1,604       1,800
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  10.37          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                 2          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   8.20    $   7.72         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                70          13         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $  15.23    $  14.61   $  13.03    $  10.24    $  12.00
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             2,290       2,543      2,775       2,810       2,882
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       $   6.01    $   5.73         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               367          50         --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 262.80    $ 309.23    $ 249.88    $ 195.37     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              893         993       1,079       1,114     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 260.00    $ 306.70    $ 248.45    $ 194.74     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              988       1,066       1,101         519     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  26.92    $  24.99    $  21.30    $  17.83     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,126       3,318       3,481       3,433     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  26.67    $  24.82    $  21.22    $  17.80     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,709       3,857       3,845       1,829     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.62    $  15.40    $  15.55    $  14.60     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              360         451         524         413     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.46    $  15.30    $  15.49    $  14.58     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              735         871       1,079         345     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  13.00    $  17.08    $  12.54    $  11.48     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              941         855       1,001       1,151     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  12.89    $  16.97    $  12.49    $  11.46     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              438         414         438         285     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   9.53    $  11.81          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            3,046       1,792          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.95    $  15.04    $  11.90    $  12.57     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              487         192         314         208     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.81    $  14.96    $  11.86    $  12.55     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            1,985       1,762       2,306       1,084     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                            --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               --          --          --          --     --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.82     $  8.21     $  8.01     $  6.34     $  8.72
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          19          10           3          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.60     $ 12.12     $ 11.62     $  9.48          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              28          15          14          11          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.51     $ 10.81     $  9.62     $  7.34          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             233         209         144          56          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.99     $ 11.44     $ 10.43     $  8.02     $ 10.78
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,232       1,468       1,625       1,727          80
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.76     $ 11.22     $ 10.39     $  7.70     $ 10.21
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             591         543         562         346          98
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.41          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              25          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 27.04     $ 26.20     $ 24.04     $ 19.03     $ 24.80
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             717         858         994       1,017       1,094
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.75          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               5          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.66     $  8.43     $  7.97     $  5.83     $  7.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             149         225         198          84          52
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.81     $ 11.24     $  9.80     $  6.90     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             750         697         677         427         292
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.10     $ 14.63     $ 12.56     $  9.53     $ 11.31
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,833       2,058       2,302       2,470       2,317
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.52          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             132          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.30     $ 23.56          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              71          20          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.51          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.45     $  6.08     $  5.48     $  4.41     $  6.40
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             185         188         187         253         295
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.19     $ 14.04     $ 13.64     $ 13.35          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             688         621         618         623          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.77     $ 13.40     $ 12.23     $  9.76     $ 12.19
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             747         946       1,120       1,280       1,543
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.45     $ 16.86     $ 14.57     $ 10.73          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             485         526         495         384          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999        1998        1997      1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.13     $ 10.63          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              57          20          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.54     $ 10.29          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              39           8          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 28.57     $ 32.04     $ 26.99     $ 21.38       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,206          11          14           5       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.47     $ 10.84          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              59          44          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.00          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              43          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.00     $ 10.58     $ 10.52     $ 11.82       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,758       2,259       2,984       2,096       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.40          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              78          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.24     $ 12.54     $ 12.86     $ 11.53       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,692       2,198       2,347       1,230       --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --       --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.65          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               7          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.01          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              69          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.61          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              18          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.58          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.16          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             199          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.37     $ 14.05     $ 12.86     $  9.92     $ 11.35
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             736         693         778         439          29
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 20.63     $ 20.27     $ 18.55     $ 14.30     $ 17.36
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,488       1,843       2,009       2,129       2,223
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.80     $ 17.16     $ 14.27     $ 11.27          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             814         779         839         956          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.44     $ 13.40     $ 12.04     $  9.42     $ 14.51
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,226       1,570       1,952       2,239       3,104
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.63     $  9.09     $  8.25     $  6.84     $  8.76
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             103          98         107          99          84
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 30.59     $ 30.08     $ 30.12     $ 30.22     $ 30.12
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             238         344         444         863         954
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.98     $ 29.55     $ 29.66     $ 29.84     $ 29.82
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             400         566         711       1,022         965
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.68     $  4.49          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              54          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.95          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             161          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.99          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              47          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.00     $ 14.56     $ 12.51     $  8.68     $ 11.10
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             383         499         427         297         320
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 18.06     $ 17.57          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              12          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.63     $  5.23          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             117          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.64     $ 15.06     $ 12.81     $ 11.61          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,946       2,162       2,127         849          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 22.25     $ 27.74     $ 16.16     $ 12.15          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3,748       3,430       2,619         982          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.55     $ 10.75          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              75          73          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.34     $ 27.94     $ 26.92     $ 25.85     $ 24.81
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             817       1,201         839         928       1,302
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 29.13     $ 27.80     $ 26.85     $ 25.85          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             851       1,548       1,193         794          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.01     $ 11.52     $  9.66          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             303         334         244          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                           --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.44          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             129          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.18     $ 10.80     $ 8.84      $ 5.73      $ 6.16
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1,010         876        859         894         812
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.39          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)              30          --         --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.92     $ 11.36         --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)               3           1         --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2000          1999       1998      1997      1996
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 6.57      $ 11.09     $ 5.73      $ 7.95      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)            908          795        567         282      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                          --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)             --           --         --          --      --
--------------------------------------------------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.45     $ 11.72     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,519         656          32          --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.74     $ 10.30          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000         281           1          --
--------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 11.02     $ 10.41          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,176         414          84          --
--------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.61     $ 41.36     $ 38.70     $ 33.05
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           8           9          13
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,725         893         383          86
--------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.28     $ 11.71     $ 10.66          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,917       2,788          46          --
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 53.59     $ 50.38     $ 45.72     $ 33.82
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          28          10           4
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08     $ 11.07     $ 10.84     $ 10.63
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          19          23
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,611       1,424       1,202         628
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.49     $ 10.93     $  9.91     $  7.87
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          10          11           7
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338         284         143          57
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.00     $ 27.64     $ 25.87     $ 21.48
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          14          20          21
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         771         557         125
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.51     $ 11.90     $ 10.27     $  7.78
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         783         806         360         135
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.85     $ 10.34     $  9.59     $  7.61
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3           3
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         353         272         238         104
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  9.10     $  8.68     $  6.76
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          27          27          21
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         980         876         792         408
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.02    $  11.42    $  10.15    $   7.88
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          45          45          36
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,238       1,242         726         316
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96    $   9.35    $   8.52    $   6.18
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4           6           8           8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,075       1,055         731         292
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.13    $  11.49    $  10.15    $   7.34
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          29          30          23
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         876       1,011         560         206
--------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87    $   9.02    $   8.74    $   5.64
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          14          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         311         306          98          14
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $219.99    $ 214.55    $ 191.26    $ 130.09
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4           6
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          64          29           9
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.19    $  27.18    $  24.60    $  19.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          32          39          43
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         549         371         133
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  17.76    $  17.72    $  17.65
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          67          84         146
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         481         416         458         259
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.55    $  12.84    $  11.05    $   8.32
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          20          20
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,037         649         530         142
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.96    $   6.16    $   5.78    $   4.77
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          17          24          22
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,055         981         856         341
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.31    $  15.27    $  14.97    $  14.71
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          14          17
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         573         555         512         198
--------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39    $  14.95    $  13.34    $   9.63
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          20          25          28
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         372         312         478         121
--------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89    $   7.46          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         242          59          --          --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.57     $ 14.06     $ 12.60     $  9.96
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          49          54          60
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,363       2,169       1,481         530
--------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.78     $  5.54          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         326          15          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  7.96     $  7.82     $  6.22
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           1           1          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         314         204         249          42
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.00     $ 11.62     $ 11.20     $  9.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         160         164          40
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 10.47     $  9.38     $  7.19
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,337       1,926       1,026         282
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.55     $ 11.08     $ 10.16     $  7.86
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,585       1,200         776         200
--------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 10.87     $ 10.12     $  7.55
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          14          16          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,349       2,037       1,222         345
--------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          81          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.31     $ 24.66     $ 22.76     $ 18.11
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          16          10
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,604       1,386       1,074         399
--------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.33     $  8.15     $  7.75     $  5.70
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1           2           4
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         280         377         218          32
--------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.97     $  9.62     $  6.81
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          38          41          39
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,556       1,391         883         285
--------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.34     $ 14.02     $ 12.10     $  9.24
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          26          31          36
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,107       1,007         636         237
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          77          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05     $ 21.50          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          79           9          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.26     $  5.93     $  5.38    $  4.35
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          25          27         24
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788          70         561        192
--------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 13.50     $ 13.20    $ 12.99
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12           8           7          9
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,527       1,343       1,175        441
--------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.12     $ 12.84     $ 11.78    $  9.45
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11          16         13
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         370         307        128
--------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.69     $ 16.22     $ 14.09    $ 10.43
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5           7          8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         991         884         641        270
--------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         144          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         173          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          84          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         290          --          --         --
--------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.01     $ 13.79     $ 12.69    $  9.85
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          16          8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,354       1,938       1,510        386
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.66     $ 19.43     $ 17.87     $ 13.86
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          21          25          32
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         849         802         502         184
--------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.91     $ 16.44     $ 13.75     $ 10.92
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           6           4
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         522         441         161
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.76     $ 12.84     $ 11.60     $  9.12
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2           5           7
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         184         149          93          38
--------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.26     $  8.79     $  8.03     $  6.69
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         610         598         229
--------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.15     $ 25.92     $ 26.17     $ 26.47
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          15          37          57
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         845         349         434         630
--------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.49     $  4.34          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          72          22          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.91          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          60          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.35     $ 14.00     $ 12.10     $  8.44
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11          10           8
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         596         575         449         122
--------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 16.03          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41           6          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.41     $  5.05          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296          --          --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.53     $ 10.37     $  8.53     $  5.56
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --           6           6
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         609         457          69
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                              ------------------------------------------------
                                                                 2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.34          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         179          --        --          --
--------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.86     $ 11.36        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --        --          --
--------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --           1        --          --
--------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.41     $ 10.66        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.48     $ 10.33        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.67     $ 10.43        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 49.58     $ 47.77   $ 44.36   $ 37.59    $ 43.48        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2           3         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.28     $ 10.67        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 62.35     $ 58.18   $ 52.40   $ 38.47    $ 54.60   $ 73.67   $ 85.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         1           1         1         1          1         1        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.42     $ 11.33   $ 11.01   $ 10.71         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15          24        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.84     $ 11.18   $ 10.06   $  7.93         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 32.35     $ 31.69   $ 29.44   $ 24.25    $ 25.23   $ 25.30   $ 28.03
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         5           6        11        12         13        13        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.93     $ 12.18   $ 10.43   $  7.84         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         6           6         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18     $ 10.58   $  9.74   $  7.67         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        20          20         9        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.92     $  9.31   $  8.82   $  6.81         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --          --        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.40     $ 11.68   $ 10.31   $  7.94         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2           1         1        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.27     $  9.57   $  8.65   $  6.22         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         5           5         3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.50     $ 11.76   $ 10.30   $  7.40         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7           6         5        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.18     $  9.23   $  8.88   $  5.69         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        23          25        --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 276.12   $ 267.26   $ 236.45  $ 159.61   $ 241.72  $ 273.42  $ 321.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          2          2          2         2          2         2        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  30.93   $  29.60   $  26.59  $  20.58         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          1          2          2         1         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  19.77   $  19.71   $  19.53  $  19.30         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          3          4          7        10         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.79   $  13.83   $  11.81  $   8.82         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          8          8          8        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   7.32   $   6.43   $   5.99  $   4.91   $   7.20        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         66         71         93        89         79        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  16.81   $  16.64   $  16.19  $  15.78         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          2          2          3        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  17.50   $  15.85   $  14.04  $  10.05   $  14.55        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         25         27         30        32         32        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.37         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.32   $   7.82         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          1         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  15.48   $  14.82   $  13.19  $  10.35   $  12.09        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         46         40         38        38         34        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   6.10   $   5.80         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          4          1         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $   8.93   $   8.30   $   8.09  $   6.38   $   8.76        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.82   $  12.31         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          5          5         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.68   $  10.93   $   9.71  $   7.40   $   8.79  $  11.22  $  14.00
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         49         41         39        35         34        28        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  12.15   $  11.57   $  10.53  $   8.08   $  10.83  $  11.16  $  10.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         51         53         66        69         26        18        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  11.92   $  11.35   $  10.48  $   7.76   $  10.26  $  10.58  $  10.31
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         31         31         34        25         21        15        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  10.42         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 27.69    $ 26.78    $ 24.53    $ 19.37    $ 25.20  $ 28.97        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        11         11         10         10         11        6        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.76         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  8.79    $  8.53    $  8.05    $  5.88    $  7.81       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         9         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.94    $ 11.34    $  9.86    $  6.93    $  8.59  $ 10.01        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        39         29         34         29         19        3        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.38    $ 14.86    $ 12.73    $  9.64    $ 11.41  $ 11.08        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        13         15         20         14         11       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.53         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 25.17    $ 24.36         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.53         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.51    $  6.13    $  5.52    $  4.43    $  6.41  $  8.41        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        23         24         28         22         24       10        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.42    $ 14.24    $ 13.81    $ 13.49    $ 12.43  $ 11.62   $ 10.53
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        28         26         36         44         46       34        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.01    $ 13.61    $ 12.40    $  9.87    $ 12.31  $ 13.34   $ 12.61
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        14         15         18         20         18        4        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.74    $ 17.10    $ 14.75    $ 10.84    $ 12.70  $ 10.89   $  9.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15         16         17         18         15        9        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.65         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.03         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.63         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.59         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                            --         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.18         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         2         --         --         --         --       --        --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                            -----------------------------------------------------------------------
                                                              2005      2004       2003      2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 15.51    $ 14.14    $ 12.92   $  9.95    $ 11.36        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         7          5          3         2          1        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 21.00    $ 20.59    $ 18.80   $ 14.47    $ 17.53        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         3          1          1        --          1        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 19.13    $ 17.42    $ 14.46   $ 11.70    $ 13.81   $ 17.77   $ 20.45
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        36         35         51        73         65        47        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.70    $ 13.61    $ 12.20   $  9.53    $ 14.64   $ 22.48   $ 27.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        29         31         42        42         43        35        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.77    $  9.20    $  8.34   $  6.90    $  8.82   $ 10.59   $ 10.77
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         6          6          6         7          6         2        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 31.50    $ 30.98    $ 31.04   $ 31.16    $ 31.08        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        11         26          2         6         13        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  4.74    $  4.54         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.96         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.01         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 15.25    $ 14.76    $ 12.67   $  8.97    $ 11.19   $ 11.07   $ 11.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        15         16         15        17         17        10        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.71    $ 18.16         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  5.71    $  5.29         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.46         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.42    $ 10.96    $  8.95   $  5.80    $  6.22        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         9         12         12        12          9        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.41         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.94         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        --         --         --        --         --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.20     $ 10.56          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.29     $ 10.24          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.48     $ 10.34          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 40.92     $ 39.80     $ 37.31     $ 31.93     $ 37.29
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          13          11           7           4
--------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.07     $ 10.58          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 51.46     $ 48.47     $ 44.08     $ 32.67     $ 46.83
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  12          12          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.99     $ 11.01     $ 10.80     $ 10.61          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  20          20          18          13          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.39     $ 10.86     $  9.87     $  7.85          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2           3           3           3          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 26.94     $ 26.64     $ 24.99     $ 20.79     $ 21.83
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          16          11           7          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.40     $ 11.83     $ 10.23     $  7.76          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   1           9           6           7          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.76     $ 10.28     $  9.55     $  7.60          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          15          15          17          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.54     $  9.05     $  8.65     $  6.75          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  23          30          36          39          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.93     $ 11.35     $ 10.11     $  7.86          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  15          29          28          30          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.88     $  9.30     $  8.48     $  6.16          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  18          31          30          34          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.03     $ 11.42     $ 10.11     $  7.33          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          26          23          25          --
--------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.79     $  8.97     $  8.71     $  5.63          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  11          11           4           4          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 206.99    $ 202.28    $ 180.69    $ 123.15    $ 188.32
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    2           3           3           3           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  27.49    $  26.56    $  24.09    $  18.83          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   10          11          11          10          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  17.15    $  17.27    $  17.27    $  17.23          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    3           3           3           2          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.24    $  12.59    $  10.86    $   8.19          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   16          13          14          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   6.86    $   6.09    $   5.73    $   4.74    $   7.02
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   86          86         111         108          27
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.94    $  14.93    $  14.67    $  14.44          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   24          24          25          28          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  16.10    $  14.72    $  13.61    $   9.52    $  13.91
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   15          17          25          31           7
--------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  10.35          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   7.77    $   7.37          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  14.33    $  13.86    $  12.45    $   9.86    $  11.64
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   28          46          66          66          16
--------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   5.69    $   5.47          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   24          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $   8.40    $   7.88    $   7.75    $   6.18    $   8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.79    $  11.44    $  11.05    $   9.08    $  12.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                    3           3           3           8           4
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.89    $  10.35    $   9.29    $   7.14    $   8.57
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   31          43          36          48          41
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.40    $  10.95    $  10.07    $   7.80    $  10.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   23          34          35          37          13
--------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  11.17    $  10.75    $  10.02    $   7.49    $  10.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   30          40          38          40          21
--------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  10.36          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.71     $ 24.12     $ 22.31     $ 17.79     $ 23.37
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  18          19          28          29          11
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.74          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  8.21     $  8.05     $  7.67     $  5.66     $  7.59
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   7           7           7           4          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.35     $ 10.87     $  9.55     $  6.78     $  8.48
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  16          28          22          25           5
--------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.07     $ 13.80     $ 11.94     $  9.13     $ 10.91
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  17          32          39          40          14
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.46          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 21.28          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.46          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  6.19     $  5.88     $  5.34     $  4.33     $  6.33
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  35          36          38          47           6
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.35     $ 13.31     $ 13.04     $ 12.85     $ 11.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  51          56          60          73          31
--------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.89     $ 12.64     $ 11.62     $  9.34     $ 11.77
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  17          22          25          29          19
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 16.42     $ 15.99     $ 13.92     $ 10.33     $ 12.22
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  26          36          44          43          14
--------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.63          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.96          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.56          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.52          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.11          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                    2005        2004        2003        2002        2001
--------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.88     $ 13.70     $ 12.63     $  9.82     $ 11.32
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   5          12          14           3           2
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 19.32     $ 19.12     $ 17.63     $ 13.70     $ 16.76
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  19          39          40          34           9
--------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 17.60     $ 16.18     $ 13.56     $ 10.80     $ 13.20
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          19          21          15          18
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.52     $ 12.64     $ 11.44     $  9.02     $ 14.00
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   1           1           3           2           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.13     $  8.68     $  7.94     $  6.64     $  8.56
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6          12          12          15           6
--------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 24.88     $ 24.71     $ 25.00     $ 25.34     $ 25.51
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  10          10          21         115         217
--------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  4.43     $  4.28          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.90          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  9.94          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   8          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 14.12     $ 13.80     $ 11.95     $  8.35     $ 10.77
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   6           6          13          14           1
--------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 15.82     $ 15.50          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $  5.33     $  4.99          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 10.39          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                   2          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 13.30     $ 10.21     $  8.42     $  5.50     $  5.96
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 12.33          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      $ 11.86          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                  --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

(14) HYPOTHETICAL ILLUSTRATIONS



ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (3.13)% and 2.87% for the Accumulator(R) contracts; (3.38)% and 2.62% for Accumulator(R) Elite(SM) contracts; (3.18)% and 2.82% for Accumulator(R) Plus(SM) contracts; and (3.48)% and 2.52% for Accumulator(R) Select(SM) contracts, respectively, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.64% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up                          Lifetime Annual
                                                              to age 80                             Guaranteed
                                                             Guaranteed      Total Death Benefit     Minimum
                                                            Minimum Death      with Protection        Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,163  107,450     97,163  103,450   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,436  109,948     94,436  106,948   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,814  112,495     91,814  110,495   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,294  115,090     89,294  114,090   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,871  117,734     86,871  117,734   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,540  120,427     83,540  120,427   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,298  123,171     80,298  123,171   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,277  137,636     65,277  137,636   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      51,891  153,348     51,891  153,348   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,098  170,697     40,098  170,697   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,167  193,796     33,167  193,796   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,010  221,025     28,010  221,025   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,079  226,913     27,079  226,913   265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus



                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ---------------------   ---------------------   ----------------------   --------------------
            Year         0%          6%          0%          6%          0%           6%          0%         6%
  Age    ---------   ---------   ---------   ---------   ---------   ----------   ---------   ---------   --------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,289    112,876      100,289    106,876      120,393     120,393     128,550     128,550
  64          5       102,703    115,827       97,703    110,827      126,413     126,413     136,978     136,978
  65          6        99,238    118,855       95,238    114,855      132,733     132,733     145,827     145,827
  66          7        95,890    121,962       92,890    118,962      139,370     139,370     155,118     155,118
  67          8        92,655    125,151       90,655    123,151      146,338     146,338     164,874     164,874
  68          9        89,530    128,423       89,530    128,423      153,655     153,655     175,118     175,118
  69         10        86,509    131,780       86,509    131,780      161,338     161,338     185,873     185,873
  74         15        72,869    149,931       72,869    149,931      205,913     205,913     248,278     248,278
  79         20        61,379    170,581       61,379    170,581      262,803     262,803     327,924     327,924
  84         25        51,701    194,076       51,701    194,076      275,943     275,943     346,320     346,320
  89         30        43,549    220,807       43,549    220,807      275,943     275,943     346,320     346,320
  94         35        36,682    251,219       36,682    251,219      275,943     275,943     346,320     346,320
  95         36        35,444    257,787       35,444    257,787      275,943     275,943     346,320     346,320


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     100,901  107,188    100,901   107,188  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      96,931  109,412     96,931   109,412  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,084  111,671     93,084   111,671  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      89,356  113,966     89,356   113,966  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      85,741  116,295     85,741   116,295  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      82,234  118,660     82,234   118,660  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      78,830  121,060     78,830   121,060  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      63,195  133,573     63,195   133,573  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      49,463  146,890     49,463   146,890  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      37,529  161,326     37,529   161,326  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      30,599  180,892     30,599   180,892  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      25,509  203,813     25,509   203,813  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      24,597  208,735     24,597   208,735  265,330   265,330   331,462   331,462     N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------- ------------------- ------------------- ------------------- ----------------
          Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
  Age  --------- --------- --------- --------- --------- --------- --------- --------- --------- -------- -------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     100,796  107,083    100,796  107,083   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      96,729  109,198     96,729  109,198   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      92,793  111,343     92,793  111,343   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      88,983  113,518     88,983  113,518   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      85,292  115,724     85,292  115,724   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      81,716  117,960     81,716  117,960   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      78,249  120,225     78,249  120,225   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      62,378  131,978     62,378  131,978   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      48,520  144,377     48,520  144,377   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      36,542  157,712     36,542  157,712   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      29,621  175,959     29,621  175,959   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      24,566  197,291     24,566  197,291   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      23,664  201,858     23,664  201,858   265,330   265,330   331,462   331,462     N/A      N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I

--------------------------------------------------------------------------------

Dates of previous Prospectuses and Supplements


----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                          --------------------------------------------------------------------------------------------------------
                          AXA Advisors                                            AXA Distributors
                          ------------------------------------------------------  ------------------------------------------------
                          Prospectus and                                          Prospectus and
 Product Name             SAI Dates       Supplement Dates                        SAI Dates       Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Income Manager(R)        4/7/95          7/1/95; 9/28/95                         4/7/95          7/1/95; 9/28/95
 Accumulator(R)           11/1/95                                                 11/1/95
 Income Manager(R)        5/1/96                                                  10/16/96        2/10/97
 Rollover IRA             10/17/96        2/10/97                                 5/1/97          5/1/97
                          5/1/97          5/1/97; 12/31/97; 5/1/98;               8/1/97
                                          1/4/99; 5/1/99; 5/1/00; 6/23/00;        12/31/97        12/31/97; 5/1/98;
                                          9/1/00; 2/9/01; 9/1/01; 1/14/02;                        1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                          2/22/02; 7/15/02; 8/20/02; 1/6/03;                      2/9/01; 9/1/01; 1/14/02;
                                          2/20/03; 5/15/03; 8/15/03; 11/24/03;                    2/22/02; 7/15/02; 8/20/02;
                                          2/1/04; 8/4/04; 8/10/04; 12/13/04;                      1/6/03; 2/20/03; 5/15/03;
                                          12/31/04 ; 5/9/05; 6/10/05; 6/17/05;                    8/15/03; 11/24/03; 2/1/04;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06                       8/4/04; 8/10/04; 12/13/04;
                          ------------------------------------------------------                  12/31/04; 5/9/05; 6/10/05;
                          12/31/97        12/31/97; 5/1/98; 1/4/99; 5/1/99;                       6/17/05; 7/25/05; 8/31/05;
                                          5/1/00; 6/23/00; 9/1/00; 2/9/01;                        12/2/05; 2/8/06
                                          9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                          8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                          8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                          12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)           5/1/98          5/1/98; 6/18/98; 11/30/98                10/1/97(2)
 (IRA, NQ and QP)         (Accumulator    5/1/99; 5/1/00; 9/1/00; 2/9/01;          12/31/97(2)
 Accumulator(R)           only)           9/1/01; 1/14/02; 2/22/02; 7/15/02;       5/1/98         5/1/98; 6/18/98; 11/30/98;
 Select(SM) (IRA, NQ, QP) 5/1/99          8/20/02; 1/6/03; 2/20/03; 5/15/03;                      5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                          8/15/03; 11/24/03; 2/1/04; 8/4/04;                      9/1/01; 1/14/02; 2/22/02;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                    7/15/02; 8/20/02; 1/6/03;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                     2/20/03; 5/15/03; 8/15/03;
                                          12/2/05; 2/8/06                                         11/24/03; 2/1/04; 8/4/04;
                                                                                                  8/10/04; 12/13/04; 12/31/04;
                                                                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25/05; 8/31/05; 12/2/05;
                                                                                                  2/8/06
----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 1

----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            ------------------------------------------------------------------------------------------------------
                            AXA Advisors                                          AXA Distributors
                            ----------------------------------------------------  ------------------------------------------------
                            Prospectus and                                        Prospectus and
 Product Name               SAI Dates       Supplement Dates                      SAI Dates       Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)  10/18/99(3)     3/20/00; 5/1/00; 6/23/00; 9/1/00;     5/1/99
 Accumulator(R)                             10/13/00; 2/9/01; 9/1/01; 1/14/02;    10/18/99        3/20/00; 5/1/00; 9/1/00;
 Accumulator(R) Select(SM)                  2/22/02; 7/15/02; 8/20/02; 1/6/03;                    10/13/00; 2/9/01; 9/1/01;
 (2002 Series)                              2/20/03; 5/15/03; 8/15/03; 11/24/03;                  1/14/02; 2/22/02; 7/15/02;
 Accumulator(R) (2002                       2/1/04; 8/4/04; 8/10/04; 12/13/04;                    8/20/02; 1/6/03; 2/20/03;
 Series)                                    12/31/04; 5/9/05; 6/10/05; 6/17/05;                   5/15/03; 8/15/03; 11/24/03;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06                     2/1/04; 8/4/04; 8/10/04;
                                                                                                  12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/00(3)       3/20/00; 6/23/00; 9/1/00; 9/6/00;     5/1/00          3/20/00; 9/1/00; 9/6/00;
                                            10/13/00; 2/9/01; 9/1/01; 1/14/02;                    10/13/00; 2/9/01; 9/1/01;
                                            2/22/02; 7/15/02; 8/20/02; 1/6/03;                    1/14/02; 2/22/02; 7/15/02;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;                  8/20/02; 1/6/03; 2/20/03;
                                            2/1/04; 8/4/04; 8/10/04; 12/13/04;                    5/15/03; 8/15/03; 11/24/03;
                                            12/31/04; 5/9/05; 6/10/05; 6/17/05;                   2/1/04; 8/4/04; 8/10/04;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06                     12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------


2 Appendix I

----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            ------------------------------------------------------------------------------------------------------
                            AXA Advisors                                           AXA Distributors
                            ------------------------------------------------------ -----------------------------------------------
                            Prospectus and                                         Prospectus and
 Product Name               SAI Dates      Supplement Dates                        SAI Dates      Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)  5/1/01(3)      5/1/01(1); 7/30/01(5); 9/1/01;          5/1/01         5/1/01(1); 7/30/01(5);
 Accumulator(R)                            10/1/01(6); 12/14/01; 1/14/02; 2/22/02;                9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM)                 7/15/02; 8/20/02; 1/6/03; 2/20/03;                     1/14/02; 2/22/02; 7/15/02;
 (2002 Series)                             5/15/03; 8/15/03; 11/24/03; 2/1/04;                    8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002                      8/4/04; 8/10/04; 12/13/04; 12/31/04;                   5/15/03; 8/15/03; 11/24/03;
 Series)                                   5/9/05; 6/10/05; 6/17/05; 7/25/05;                     2/1/04; 8/4/04; 8/10/04;
                                           8/31/05; 12/2/05; 2/8/06                               12/13/04; 12/31/04; 5/9/05;
                                                                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            8/13/01(2)     9/1/01; 10/1/01(6); 12/14/01; 1/14/02;  N/A            N/A
                                           2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                           2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);          4/1/02(4)      4/3/02; 5/20/02(7); 6/7/02(2);
                                           7/15/02; 8/5/02(5); 8/20/02; 11/11/02;                 7/15/02; 8/5/02(5); 8/20/02;
                                           12/6/02; 12/09/02; 1/6/03; 2/4/03;                     11/11/02; 12/6/02; 12/09/02;
                                           2/20/03; 5/15/03; 8/8/03(8); 8/15/03;                  1/6/03; 2/4/03; 2/20/03;
                                           11/24/03; 2/1/04; 2/10/04; 8/4/04;                     5/15/03; 8/8/03(8); 8/15/03;
                                           8/10/04; 12/13/04; 12/31/04; 5/9/05;                   11/24/03; 2/1/04; 2/10/04;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                    8/4/04; 8/10/04; 12/13/04;
                                           12/2/05; 2/8/06                                        12/31/04; 5/9/05; 6/10/05;
                                                                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02; 1/6/03;    5/1/02(3)      5/1/02(1); 7/15/02; 8/20/02;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                   1/6/03;  2/20/03; 5/15/03;
                                           2/1/04; 8/4/04; 8/10/04; 12/13/04;                     8/15/03; 11/24/03;  2/1/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                    8/4/04; 8/10/04; 12/13/04;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                      12/31/04; 5/9/05; 6/10/05;
                                                                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;         5/1/02(4)      5/20/02(7); 6/7/02(2); 7/15/02;
                                           8/5/02(5); 8/20/02; 11/11/02; 12/6/02;                 8/5/02(5); 8/20/02; 11/11/02;
                                           12/09/02; 1/6/03; 2/4/02; 2/20/03 ;                    12/06/02; 12/09/02; 1/6/03;
                                           5/15/03; 8/8/03(8); 8/15/03; 11/24/03;                 2/4/03; 2/20/03; 5/15/03;
                                           2/1/04; 2/10/04; 8/4/04; 8/10/04;                      8/8/03(8); 8/15/03; 11/24/03;
                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;                   2/1/04; 2/10/04; 8/4/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                    8/10/04; 12/13/04; 12/31/04;
                                           2/8/06                                                 5/9/05; 6/10/05; 6/17/05;
                                                                                                  7/25//05; 8/31/05; 12/2/05;
                                                                                                  2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/03(4)      5/15/03; 8/8/03(8); 8/15/03; 11/24/03;  5/1/03(4)      5/15/03; 8/8/03(8); 8/15/03;
                                           2/1/04; 2/10/04; 8/4/04; 8/10/04;                      11/24/03; 2/1/04; 2/10/04;
                                           12/13/04; 12/31/04; 5/9/05; 6/10/05;                   8/4/04; 8/10/04; 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                    12/31/04; 5/9/05; 6/10/05;
                                           2/8/06                                                 6/17/05; 7/25/05; 8/31/05;
                                                                                                  12/2/05; 2/8/06
                            ------------------------------------------------------------------------------------------------------
                            5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5); 12/13/04; 5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                    12/13/04; 12/31/04; 5/9/05;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                      6/10/05; 6/17/05; 7/25/05;
                                                                                                  8/31/05; 12/2/05; 2/8/06
----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 3

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Product Distributor
                           -------------------------------------------------------------------------------------------------------
                           AXA Advisors                                             AXA Distributors
                           -------------------------------------------------------- ----------------------------------------------
                           Prospectus and                                           Prospectus and
 Product Name              SAI Dates       Supplement Dates                         SAI Dates      Supplement Dates
----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R)            9/15/03         9/15/03(9); 11/24/03; 12/5/03; 1/23/04;  9/15/03        9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                             2/2/04; 2/10/04; 2/23/04(7); 8/4/04;                    1/23/04; 2/2/04; 2/10/04(7);
                                           8/10/04; 12/13/04; 12/31/04; 12/2/05;                   2/23/04(7); 4/23/04; 8/4/04;
                                           2/8/06                                                  8/10/04; 12/13/04; 12/31/04;
                                                                                                   12/2/05; 2/8/06
                           -------------------------------------------------------------------------------------------------------
                           5/1/04          7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                    8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                    12/10/04(5); 12/13/04; 12/21/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                 12/31/04; 4/04/05; 5/9/05;
                                           12/2/05; 2/8/06                                         6/10/05; 6/17/05; 7/25/05;
                                                                                                   8/31/05; 11/1/05(14); 12/2/05;
                                                                                                   2/8/06
                           -------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) 9/15/03         9/15/03(9); 11/24/03; 12/5/03; 2/10/04;  9/15/03        9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                             2/23/04(7); 8/4/04; 8/10/04; 12/13/04;                  2/10/04; 2/23/04(7); 4/23/04;
                                           12/31/04; 5/9/05; 6/10/05; 6/17/05;                     8/4/04; 8/10/04; 12/13/04;
                                           7/25/05; 12/2/05; 2/8/06                                12/31/04; 5/9/05; 6/10/05;
                                                                                                   6/17/05; 7/25/05; 12/2/05;
                                                                                                   2/8/06
                           -------------------------------------------------------------------------------------------------------
                           5/1/04          7/1/04; 7/19/04; 8/4/04; 8/10/04;        5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                    8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                    12/10/04(5); 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                 12/21/04; 12/31/04; 5/9/05;
                                           12/2/05; 2/8/06                                         6/10/05; 6/17/05; 7/25/05;
                                                                                                   8/31/05;11/1/05(14); 12/2/05;
                                                                                                   2/8/06
----------------------------------------------------------------------------------------------------------------------------------


4 Appendix I

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Product Distributor
                               ----------------------------------------------------------------------------------------------------
                               AXA Advisors                                            AXA Distributors
                               ------------------------------------------------------- --------------------------------------------
                               Prospectus and                                          Prospectus and
 Product Name                  SAI Dates        Supplement Dates                       SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/2/99(3)       6/23/00; 9/1/00; 9/6/00; 10/13/00;      8/2/99(3)       9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002 10/18/99(3)     2/9/01; 3/19/01; 7/30/01; 9/1/01;       10/18/99(3)     2/9/01; 3/19/01; 7/30/01;
 Series)                       5/1/00(3)       1/14/02; 2/22/02; 7/15/02; 8/20/02;     5/1/00(3)       9/1/01; 1/14/02; 2/22/02;
                                               1/6/03; 2/20/03; 5/15/03; 8/15/03;                      7/15/02; 8/20/02; 1/6/03;
                                               11/24/03; 2/1/04; 8/4/04; 8/10/04;                      2/20/03; 5/15/03; 8/15/03;
                                               12/13/04; 12/31/04; 5/9/05; 6/10/05;                    11/24/03; 2/1/04; 8/4/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     8/10/04; 12/13/04; 12/31/04;
                                               2/8/06                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/01(3)       7/30/01(5); 9/1/01; 12/14/01; 1/14/02;  5/1/01(3)       5/1/01; 7/30/01(5); 9/1/01;
                                               2/22/02; 7/15/02; 8/20/02; 1/6/03;                      12/14/01; 1/14/02; 2/22/02;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    7/15/02; 8/20/02; 1/6/03;
                                               2/1/04; 8/4/04;8/10/04; 12/13/04;                       2/20/03; 5/15/03; 8/15/03;
                                               12/31/04; 5/9/05; 6/10/05; 6/17/05;                     11/24/03; 2/1/04; 8/4/04;
                                               7/25/05; 8/31/05; 12/2/05; 2/8/06                       8/10/04; 12/13/04; 12/31/04;
                                                                                                       5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               4/1/02(4)       4/3/02; 7/15/02; 8/5/02(5); 8/20/02;    4/1/02(4)       4/3/02; 7/15/02; 8/5/02(5);
                                               11/11/02; 12/6/02; 12/9/02; 1/6/03;                     8/20/02; 11/11/02; 12/6/02;
                                               2/4/03; 2/20/03; 5/15/03; 8/15/03;                      12/9/02; 1/6/03; 2/4/03;
                                               11/24/03; 2/1/04; 2/10/04; 8/4/04;                      2/20/03; 5/15/03; 8/15/03;
                                               8/10/04; 12/13/04; 12/31/04; 5/9/05;                    11/24/03; 2/1/04; 2/10/04;
                                               6/10/05;6/17/05; 7/25/05; 8/31/05;                      8/4/04; 8/10/04; 12/13/04;
                                               12/2/05; 2/8/06                                         12/31/04; 5/9/05; 6/10/05;
                                                                                                       6/17/05; 7/25/05; 8/31/05;
                                                                                                       12/2/05; 2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;      5/1/02(3)       7/15/02; 8/20/02; 1/6/03;
                                               5/15/03; 8/15/03; 11/24/03; 2/1/04;                     2/20/03; 5/15/03; 8/15/03;
                                               2/10/04; 8/4/04; 8/10/04; 12/13/04;                     11/24/03; 2/1/04; 2/10/04;
                                               12/31/04; 5/9/05; 6/10/05;                              8/4/04; 8/10/04; 12/13/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     12/31/04; 5/9/05; 6/10/05;
                                               2/8/06                                                  6/17/05; 7/25/05; 8/31/05;
                                                                                                       12/2/05; 2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/02(4)       7/15/02; 8/5/02(5); 8/20/02; 11/11/02;  5/1/02(4)       7/15/02; 8/5/02(5); 8/20/02;
                                               12/6/02; 12/9/02; 1/6/03; 2/4/03;                       11/11/02; 12/6/02; 12/9/02;
                                               2/20/03; 5/15/03; 8/15/03; 11/24/03;                    1/6/03; 2/4/03; 2/20/03;
                                               2/1/04; 2/10/04; 8/4/04; 8/10/04;                       5/15/03; 8/15/03; 11/24/03;
                                               12/13/04; 12/31/04; 5/9/05; 6/10/05;                    2/1/04; 2/10/04; 8/4/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     8/10/04; 12/13/04; 12/31/04;
                                               2/8/06                                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                       7/25/05; 8/31/05; 12/2/05;
                                                                                                       2/8/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;    5/1/03(4)       5/15/03; 6/20/03; 8/15/03;
                                               2/1/04; 2/10/04; 8/4/04; 8/10/04;                       11/24/03; 2/1/04; 2/10/04;
                                               12/13/04; 12/31/04 ; 5/9/05; 6/10/05;                   4/23/04; 8/4/04; 8/10/04;
                                               6/17/05; 7/25/05; 8/31/05; 12/2/05;                     12/13/04; 12/31/04; 5/9/05;
                                               2/8/06                                                  6/10/05; 6/17/05; 7/25/05;
                                                                                                       8/31/05; 12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 5

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Product Distributor
                               ----------------------------------------------------------------------------------------------------
                               AXA Advisors                                           AXA Distributors
                               ------------------------------------------------------ --------------------------------------------
                               Prospectus and                                         Prospectus and
 Product Name                  SAI Dates      Supplement Dates                        SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5); 12/13/04; 5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
 Accumulator(R) Plus(SM)                      12/31/04; 5/9/05; 6/10/05;                             12/13/04; 12/31/04; 5/9/05;
 (2002 Series)                                6/17/05; 7/25/05; 8/31/05; 12/2/05;                    6/10/05; 6/17/05; 7/25/05;
                                              2/8/06                                                 8/31/05; 12/2/05; 2/8/06

-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03        9/15/03; 11/24/03; 12/5/03; 1/23/04;    9/15/03        9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                2/2/04; 2/10/04; 2/23/04(7); 6/21/04;                  1/23/04; 2/2/04; 2/10/04;
                                              8/4/04; 8/10/04; 12/13/04; 12/31/04;                   2/23/04(7) ; 4/23/04; 6/21/04;
                                              2/17/05; 5/1/05; 5/9/05; 6/10/05;                      8/4/04; 8/10/04;12/13/04;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;                    12/31/04; 2/17/05; 5/1/05;
                                              2/8/06; 2/17/06                                        5/9/05; 6/10/05; 6/17/05;
                                                                                                     7/25/05; 8/31/05; 12/2/05;
                                                                                                     2/8/06; 2/17/06
                               ----------------------------------------------------------------------------------------------------
                               5/1/04         6/21/04; 7/1/04; 7/19/04; 8/4/04;       5/1/04         6/21/04; 7/1/04; 7/19/04;
                                              8/10/04; 10/25/04(11); 12/10/04(5)(12);                8/4/04; 8/10/04; 10/25/04(11);
                                              12/13/04; 12/21/04; 12/31/04;                          12/10/04(5)(12); 12/13/04;
                                              2/17/05; 5/1/05; 5/9/05; 6/10/05;                      12/21/04; 12/31/04; 2/17/05;
                                              6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                4/04/05; 5/1/05; 5/9/05;
                                              12/2/05; 2/8/06; 2/17/06                               6/10/05; 6/17/05; 7/25/05;
                                                                                                     8/31/05; 11/1/05(14); 12/2/05;
                                                                                                     2/8/06; 2/17/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  N/A            N/A                                     10/1/01        10/1/01(6); 12/14/01; 1/14/02;
                                                                                                     2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04; 5/9/05; 6/10/05;
                                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                                     12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   N/A            N/A                                     10/1/01        10/1/01(7); 12/14/01; 1/14/02;
                                                                                                     2/22/02 7/15/02; 8/20/02;
                                                                                                     1/6/03; 2/20/03; 5/15/03;
                                                                                                     8/15/03; 11/24/03; 2/1/04;
                                                                                                     8/4/04; 8/10/04; 12/13/04;
                                                                                                     12/31/04; 5/9/05; 6/10/05;
                                                                                                     6/17/05; 7/25/05; 8/31/05;
                                                                                                     12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


6 Appendix I

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Product Distributor
                           --------------------------------------------------------------------------------------------------------
                           AXA Advisors                                              AXA Distributors
                           --------------------------------------------------------------------------------------------------------
                           Prospectus and                                            Prospectus and
 Product Name              SAI Dates      Supplement Dates                           SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)  8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01; 1/14/02;     8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM)                 2/22/02; 7/15/02; 8/20/02; 11/11/02;                      1/14/02; 2/22/02; 7/15/02;
 (2002 Series)                            1/6/03; 2/20/03; 5/15/03; 8/15/03;                        8/20/02; 11/11/02; 1/6/03;
                                          11/24/03; 2/1/04; 8/4/04; 8/10/04;                        2/20/03; 5/15/03; 8/15/03;
                                          12/13/04; 12/31/04; 5/9/05; 6/10/05;                      11/24/03; 2/1/04; 8/4/04;
                                          6/17/05; 7/25/05; 8/31/05; 12/2/05;                       8/10/04; 12/13/04; 12/31/04;
                                          2/8/06                                                    5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            4/1/02(4)     4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5); 4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;
                                          8/20/02; 11/11/02; 12/6/02; 12/9/02;                      8/5/02(5); 8/20/02; 11/11/02;
                                          1/6/03; 2/4/03; 2/20/03 ; 5/15/03;                        12/6/02; 12/9/02; 1/6/03;
                                          8/15/03; 11/24/03; 2/1/04; 2/10/04;                       2/4/03; 2/20/03; 5/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04;                      8/15/03; 11/24/03; 2/1/04;
                                          5/9/05; 6/10/05; 6/17/05; 7/25/05;                        2/10/04 ; 8/4/04; 8/10/04;
                                          8/31/05; 12/2/05; 2/8/06                                  12/13/04; 12/31/04; 5/9/05;
                                                                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02(3)     7/15/02; 8/20/02; 1/6/03; 2/20/03;         5/1/02(3)      7/15/02; 8/20/02; 1/6/03;
                                          5/15/03; 8/15/03; 11/24/03; 2/1/04;                       2/20/03; 5/15/03; 8/15/03;
                                          8/4/04; 8/10/04; 12/13/04; 12/31/04;                      11/24/03; 2/1/04; 8/4/04;
                                          5/9/05; 6/10/05; 6/17/05; 7/25/05;                        8/10/04; 12/13/04; 12/31/04;
                                          8/31/05; 12/2/05; 2/8/06                                  5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02(4)     5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;   5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);
                                          11/11/02; 12/6/02; 12/9/02; 1/6/03;                       8/20/02; 11/11/02; 12/6/02;
                                          2/4/03; 2/20/03; 5/15/03; 8/15/03;                        12/9/02; 1/6/03; 2/4/03;
                                          11/24/03; 2/1/04; 2/10/04; 8/4/04;                        2/20/03; 5/15/03; 8/15/03;
                                          8/10/04; 12/13/04; 12/31/04; 5/9/05;                      11/24/03; 2/1/04; 2/10/04;
                                          6/10/05; 6/17/05; 7/25/05; 8/31/05;                       8/4/04; 8/10/04; 12/13/04;
                                          12/2/05; 2/8/06                                           12/31/04; 5/9/05; 6/10/05;
                                                                                                    6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/03(4)     5/15/03; 6/20/03; 8/15/03; 11/24/03;       5/1/03(4)      5/15/03; 6/20/03; 8/15/03;
                                          2/1/04; 2/10/04; 8/4/04; 8/10/04;                         11/24/03; 2/1/04; 2/10/04;
                                          12/13/04; 12/31/04; 5/9/05; 6/10/05;                      4/23/04; 8/4/04;8/10/04;
                                          6/17/05; 7/25/05; 8/31/05; 12/2/05;                       12/13/04; 12/31/04; 5/9/05;
                                          2/8/06                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04(4)     8/4/04; 8/10/04; 10/25/04(5); 12/13/04;    5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                          12/31/04; 5/9/05; 6/10/05; 6/17/05;                       12/13/04; 12/31/04; 5/9/05;
                                          7/25/05; 8/31/05; 12/2/05; 2/8/06                         6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Appendix I 7

-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Product Distributor
                            -------------------------------------------------------------------------------------------------------
                            AXA Advisors                                             AXA Distributors
                            -------------------------------------------------------- ----------------------------------------------
                            Prospectus and                                           Prospectus and
 Product Name               SAI Dates      Supplement Dates                          SAI Dates      Supplement Dates
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03        9/15/03(10); 11/24/03; 12/5/03;           9/15/03        9/15/0310); 11/24/03; 12/5/03;
 (2004 Series)                             1/23/04; 2/2/04; 2/10/04; 2/23/04(7);                    2/2/04; 1/23/04; 2/10/04;
                                           8/4/04; 8/10/04; 12/13/04; 12/31/04;                     2/23/04(7); 4/23/04; 8/4/04;
                                           5/9/05; 6/10/05; 6/17/05;                                8/10/04; 12/13/04;12/31/04;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                        5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 12/2/05;
                                                                                                    2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04         7/1/04; 7/19/04; 8/4/04; 8/10/04;         5/1/04         7/1/04; 7/19/04; 8/4/04;
                                           10/25/04(11); 12/10/04(5); 12/13/04;                     8/10/04; 10/25/04(11);
                                           12/21/04; 12/31/04; 5/9/05; 6/10/05;                     12/10/04(5); 12/13/04;
                                           6/17/05; 7/25/05; 8/31/05; 11/1/05(14);                  12/21/04; 12/31/04; 5/1/05(13);
                                           12/2/05; 2/8/06                                          5/9/05; 6/10/05; 6/17/05;
                                                                                                    7/25/05; 8/31/05; 11/1/05(14);
                                                                                                    12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 11/17/00       2/9/01; 3/19/01; 7/30/01(5); 9/1/01;      5/15/00        9/1/00; 9/6/00; 2/9/01;
                                           12/14/01; 1/14/02; 2/22/02; 7/15/02;                     7/30/01(5); 9/1/01; 12/14/01;
                                           8/20/02; 11/11/02; 1/6/03; 2/20/03;                      1/14/02; 2/22/02; 7/15/02;
                                           5/15/03; 8/15/03; 11/24/03; 2/1/04;                      8/20/02; 1/6/03; 2/20/03;
                                           8/4/04; 12/13/04; 6/10/05; 6/17/05;                      5/15/03; 8/15/03; 11/24/03;
                                           7/25/05; 8/31/05; 12/2/05; 2/8/06                        2/1/04; 8/4/04; 12/13/04;
                                                                                                    6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/01         9/1/01; 12/14/01; 1/14/02; 2/22/02;       5/1/01         9/1/01; 12/14/01; 1/14/02;
                                           7/15/02; 8/20/02; 11/11/02; 1/6/03;                      2/22/02; 7/15/02; 8/20/02;
                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;                     1/6/03; 2/20/03; 5/15/03;
                                           2/1/04; 8/4/04; 12/13/04; 6/10/05;                       8/15/03; 11/24/03; 2/1/04;
                                           6/17/05; 7/25/05; 8/31/05; 12/2/05;                      8/4/04; 12/13/04; 6/10/05;
                                           2/8/06                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/02         5/1/02; 7/15/02; 8/20/02; 11/11/02;       5/1/02         7/15/02; 8/5/02; 8/20/02;
                                           1/6/03; 2/20/03; 5/15/03; 8/15/03;                       12/16/02; 1/6/03; 2/20/03;
                                           11/24/03; 2/1/04 ; 8/4/04; 12/13/04;                     5/15/03; 8/15/03; 11/24/03;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                      2/1/04 ; 8/4/04; 12/13/04;
                                           12/2/05; 2/8/06                                          6/10/05; 6/17/05; 7/25/05;
                                                                                                    8/31/05; 12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/03         5/15/03; 8/15/03; 11/24/03; 12/23/03;     5/1/03         5/15/03; 8/15/03; 11/24/03;
                                           2/1/04; 2/10/04; 8/4/04;12/13/04;                        12/23/03; 2/1/04; 2/10/04;
                                           6/10/05; 6/17/05; 7/25/05; 8/31/05;                      8/4/04; 12/13/04; 6/10/05;
                                           12/2/05; 2/8/06                                          6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------------------------
                            5/1/04         7/1/04; 8/4/04; 10/25/04; 12/10/04;       5/1/04         7/1/04; 8/4/04; 10/25/04;
                                           12/13/04; 6/10/05; 6/17/05; 7/25/05;                     12/10/04; 12/13/04; 6/10/05;
                                           8/31/05; 12/2/05; 2/8/06                                 6/17/05; 7/25/05; 8/31/05;
                                                                                                    12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------------------------


8 Appendix I

-----------------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                            -------------------------------------------------------------------------------------
                            AXA Advisors                          AXA Distributors
                            ------------------------------------- -----------------------------------------------
                            Prospectus and                        Prospectus and
 Product Name               SAI Dates          Supplement Dates   SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM) N/A               N/A                 9/2/99
                                                                  10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01(5); 9/1/01; 12/14/01;
                                                                                   1/14/02; 2/22/02; 7/15/02;
                                                                                   8/20/02; 1/6/03; 5/15/03;
                                                                                   8/15/03; 11/24/03; 2/1/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06
                            -------------------------------------------------------------------------------------
                                                                  5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                   2/22/02; 7/15/02; 8/20/02;
                                                                                   1/6/03; 5/15/03; 8/15/03;
                                                                                   11/24/03; 2/1/04; 8/4/04;
                                                                                   12/13/04; 6/10/05; 6/17/05;
                                                                                   7/25/05; 8/31/05; 12/2/05;
                                                                                   2/8/06
                            -------------------------------------------------------------------------------------
                                                                  5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                   12/23/03; 2/1/04; 2/10/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06
-----------------------------------------------------------------------------------------------------------------


(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R)Elite(SM).

(11) There are three supplements dated 10/25/04 that apply to 2004 Series.

(12) applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.


(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).



(14) applies to contracts issued 1/1/05 and later.


                                                                    Appendix I 9

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page

Custodian and Independent Registered Public Accounting Firm                  2
Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              2
Financial Statements                                                         3


How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a combined Accumulator(R) series SAI dated May 1, 2006



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------

City           State    Zip

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2006 FOR

o Accumulator(R)
o Income Manager Accumulator(R)
o Income Manager(R) Rollover IRA
o Accumulator(R) (IRA, NQ, QP)
o Accumulator(R) Express(SM)
o Accumulator(R) Elite(SM)
o Accumulator(R) Elite II(SM)
o Accumulator(R) Plus(SM)
o Accumulator(R) Select(SM)
o Accumulator(R) Select(SM) II


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2006. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        48


             Copyright 2006 AXA Equitable Life Insurance Company.
All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


SAI 13A

                                                                          x01197

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 45 and Separate Account No. 49.

The financial statements of each Separate Account at December 31, 2005 and for each of the two years in the period ended December 31, 2005, and the consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are included in this SAI in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on the consolidated financial statements of AllianceBernstein L.P. and on the financial statements of AllianceBernstein Holding L.P. (together, "Alliance") as of December 31, 2005 and 2004 and for each of the years in the three year period ended December 31, 2005, and on the reports of KPMG LLP on Alliance management's assessment of the effectiveness of internal control over financial reporting as of December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was Alliance's independent registered public accounting firm for each of the years in the three year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as Alliance's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2005, 2004 and 2003. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $588,734,659 in 2005, $567,991,463 in 2004 and
$562,696,578 in 2003. Of these amounts, AXA Advisors retained $293,075,553, $289,050,171 and $287,344,634, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $561,166,840 for 2005, $418,189,861 for 2004 and $429,871,011 for 2003, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $120,349,631, $57,065,006 and $84,547,116, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


                                        a
                                       (-) -c
                                        b


where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2005. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your May 1, 2006 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

------------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.32     $ 10.62          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         286          51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,278         688          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40     $ 10.29          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         285         131          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         492         237          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.59     $ 10.39          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         367         150          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         948         426          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 45.74     $ 44.24     $ 41.25     $ 35.10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,919       3,361       3,674       3,926
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,314       1,132         732         407
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 10.63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         711         256          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,170       1,617          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 57.52     $ 53.88     $ 48.73     $ 35.92
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         284         334         375         404
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         585         710         812         899
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.24     $ 11.19     $ 10.92     $ 10.67
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,030       1,247       1,242       1,119
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         919       1,011       1,187       1,217
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.65     $ 11.04     $  9.98     $  7.90
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         484         378         205
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         464         567         383         235
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 29.95     $ 29.46     $ 27.48     $ 22.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,125       1,318       1,384       1,316
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,710       3,408       3,959       3,827
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.70     $ 12.03     $ 10.34     $  7.81
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         456         377         183
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         657         704         494         118
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.00     $ 10.45     $  9.66     $  7.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         181         201         230         166
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         268         253         248         169
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.76     $  9.20     $  8.74     $  6.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         424         449         410         275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         759         801         802         305
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20     $ 11.54     $ 10.23     $  7.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         544         503         429         344
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,404       1,102         698         384
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 40.77          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,511          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         289          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 51.19     $ 69.35     $ 81.12     $ 69.37     $ 70.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         513         595         553         293          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,101       1,253       1,163         939         380
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.74     $ 23.90     $ 26.59     $ 27.96     $ 29.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,516       1,616       1,539         801          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,307       4,697       5,048       4,521       1,256
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                --------------------------------------
                                                                2005        2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.11   $   9.45   $   8.58   $   6.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         629        806        761        429
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         863      1,078      1,104        369
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.30   $  11.62   $  10.22   $   7.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         605        904        765        486
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         911      1,203        820        388
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01   $   9.12   $   8.81   $   5.66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         854      1,028        278         44
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,024      1,493        571        264
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 244.64   $ 237.75   $ 211.19   $ 143.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         900      1,044      1,145      1,240
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,138      1,384      1,588      1,770
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.44   $  28.28   $  25.51   $  19.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,575      5,306      5,870      6,485
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         841        971        776        383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.62   $  18.65   $  18.54   $  18.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,772      2,322      2,993      4,099
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,100      1,348      1,651      1,739
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.12   $  13.29   $  11.40   $   8.55
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,477      3,816      4,111      3,907
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,553      2,475      2,639        208
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.13   $   6.28   $   5.88   $   4.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       5,346      6,276      7,382      8,409
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,379      9,271     10,777     12,339
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.99   $  15.89   $  15.53   $  15.20
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         490        460        434        430
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         574        603        631        552
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.90   $  15.36   $  13.66   $   9.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,468      1,733      2,001      2,020
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,499      5,465      6,324      6,943
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.49         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           2         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.09   $   7.63         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         189         68         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         287         29         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.99   $  14.41   $  12.88   $  10.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,058      3,317      3,362      3,350
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,002      9,491     10,036     10,473
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                 --------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 217.65     $ 247.21     $ 292.20     $ 237.18     $ 186.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,555        1,775        1,434          550           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        2,160        2,453        2,344        1,542          434
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.52     $  26.28     $  24.51     $  20.99           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        7,830        7,903        5,956        1,853           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  17.18     $  16.14     $  15.03     $  15.25           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,288        2,333        2,057          929           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.64     $  12.74     $  16.81     $  12.40           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          737          839          591          166           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.12     $   9.49     $  11.79           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       10,884       12,132        6,304           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       15,780       17,298        8,614           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.28     $  16.68     $  14.88     $  11.82     $  12.54
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,115        2,156        1,264          775           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        8,170        9,189        6,912        6,101        2,521
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  11.90     $  11.70     $  12.10     $  11.84           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,847           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       10,569       10,105        9,428        5,696           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                -------------------------------------
                                                                2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  5.92    $  5.66         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        767         87         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        983        345         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.71    $  8.12    $  7.94    $  6.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54         55         39         29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        557        258        189         89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.38    $ 11.94    $ 11.46    $  9.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         45         19         20         13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,004      9,529     11,360     13,307
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.35    $ 10.68    $  9.53    $  7.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        525        425        279        133
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,695      4,078      3,761      3,093
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.83    $ 11.30    $ 10.33    $  7.97
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,382      2,835      3,037      3,265
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     13,004     15,697     17,536     18,971
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.60    $ 11.10    $ 10.29    $  7.65
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,079      1,192      1,043        812
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,254      6,079      6,120      5,353
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.40         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         56         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         18         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 26.40    $ 25.63    $ 23.57    $ 18.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,703      3,163      3,443      3,683
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      8,100      9,685     10,779     11,356
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.82         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          8         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         16         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  8.33    $  7.89    $  5.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        365        431        286        184
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        431        573        552        243
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.69    $ 11.14    $  9.73    $  6.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,652      1,605      1,435        951
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,752      2,883      2,874      2,717
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.82    $ 14.40    $ 12.39    $  9.42
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,356      2,500      2,709      2,863
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,388      2,481      2,639      3,169
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.50         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         54         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         17         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                ---------------------------------------------------
                                                                2001       2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.67          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          6          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.90    $  17.32    $  21.35    $  16.61     $ 12.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     16,512      19,069      17,154      10,072       2,581
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.69    $  11.14    $  13.96          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,210       3,230       1,477          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.72    $  11.09    $  10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        231         174          72          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,208       2,064         982          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.15    $  10.50    $  10.28          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        376         298         126          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,372       4,745       2,907          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 24.41    $  28.18    $  31.67    $  26.73     $ 21.21
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      4,413       4,923          16           2          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     12,941      14,537          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  7.72    $   9.43    $  10.82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        161         164         139          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        140         136          91          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.54    $  10.00          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        493          82          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,307         638          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.20    $  10.92    $  10.53    $  10.48          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,091       1,080         972         560          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,256         223          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                                ---------------------------------------
                                                                2005        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  23.46    $  22.79         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         183          31         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         170          72         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.50          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          31          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          28          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.38    $   6.02    $  5.44    $  4.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         569         503        566        552
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,270       1,149      1,266      1,590
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.96    $  13.84    $ 13.48    $ 13.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,222       1,021        985        903
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,972      10,774     12,484     14,961
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.53    $  13.20    $ 12.07    $  9.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,142       1,375      1,530      1,663
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,350      16,352     18,895     21,846
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.17    $  16.63    $ 14.39    $ 10.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         919         986        840        665
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,204       6,654      7,289      7,825
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.80          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.00          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          93          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          55          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.60          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          93          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.56          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          25          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          74          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.15          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         240          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         210          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.24    $  13.95    $ 12.80    $  9.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,644       1,467      1,522        767
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,123       2,102      2,058      1,041
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  20.27    $  19.96    $ 18.30    $ 14.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,721       3,230      3,348      3,538
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,782       4,699      4,955      5,160
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                --------------------------------------------------
                                                                2001       2000       1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.38    $  8.39          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        575        258          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,490        745          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.23    $ 11.48    $  10.44    $  10.76          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     14,916     13,606      12,838       8,661          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.08    $ 13.14    $  12.47    $  12.82     $ 11.52
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,936      2,045       2,057         867          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     25,574     28,008      29,522      24,343       8,113
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.50    $ 10.76    $   9.20    $   9.17          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,755      7,215       6,774       4,733          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.34         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         14         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        155         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.20    $ 16.52    $  14.98    $  12.76     $ 11.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,681      3,305       2,567       1,009          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,603      5,888       5,766       4,389       1,182
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR
 THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.47     $ 16.89    $  14.08    $  11.14
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,346       1,244       1,181       1,196
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,759       9,124      10,329      12,054
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.19     $ 13.19    $  11.88    $   9.31
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,663       4,453       5,082       5,638
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,697       8,228       9,491      10,806
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.49     $  8.98    $   8.17    $   6.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         551         635         715         776
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,802       5,835       6,684       6,910
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.53     $ 28.18    $  28.34    $  28.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,076       1,221       1,537       2,299
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,619       2,938       3,834       5,633
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.61     $  4.43          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         143           3          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          20          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.93          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         253          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          76          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          57          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.76     $ 14.35    $  12.36    $   8.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         914       1,073       1,030         859
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,139       2,622       3,320       2,817
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.43     $ 16.99          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          46          10          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         160          17          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.55     $  5.16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         114          14          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         169          41          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.43          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         156          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         250          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.94     $ 10.64    $   8.72    $   5.67
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,131       1,948       1,871       1,807
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,667       3,845       4,287       3,992
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.37          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          68          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          49          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.55    $  17.50    $  20.23    $  12.80     $ 10.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,032      15,833      13,783      10,607       4,609
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.37    $  22.09    $  27.59    $  16.10     $ 12.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       7,229       8,254       6,114       1,942          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,726      16,073      13,671       9,117       3,327
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.71    $  10.51    $  10.72          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         948       1,014         550          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,228       8,940       6,033          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.61    $  28.00    $  26.78    $  25.92     $ 25.00
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,501       1,860       2,900       1,566          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,273       5,065       7,278       5,158       1,153
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.01    $  10.94    $  11.48    $   9.64          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         899         989         756         284          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,131       3,340       2,922       1,610          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.11    $   6.53    $  11.04    $   5.72          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,765       2,063       1,267         177          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,501       4,990       3,859       1,805          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                            --------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.90     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                          7          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                         15          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years ending December 31,
                                                                                             --------------------------------------
                                                                                             2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years
                                                                                           ending December 31,
                                                                                           -------------------
                                                                                             1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years
                                                              ending December 31,
                                                              -------------------
                                                                 2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.28     $ 10.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         106          40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         342         120
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.36     $ 10.27
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         254         140
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         501         286
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.55     $ 10.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         360         137
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         671         279
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 43.93     $ 42.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,273       2,498
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         762         659
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.15          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         788          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,035          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 55.24     $ 51.85
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          76          88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         172         181
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14     $ 11.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,555       1,721
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,199       1,470
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.56     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         473
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         453         565
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.82     $ 28.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,045       1,146
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,626       1,924
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.59     $ 11.96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         462         473
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         480         411
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92     $ 10.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         332         382
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         269         397
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.68     $  9.15
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         600         712
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         613         930
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.10     $ 11.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         636         613
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         919         809
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.77     $ 33.91     $ 39.47          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668       2,816       1,417          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         461         279         110          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 46.99     $ 34.70     $ 49.56     $ 67.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          99         102         118          36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         211         241         249         106
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.88     $ 10.65          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,778       1,483          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,625       1,594          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.94     $  7.88          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         420         347          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         375         264          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.55     $ 22.00     $ 23.03     $ 23.23
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,144       1,013         696         145
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,218       1,906       1,632         432
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.30     $  7.79          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         456         346          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         323         108          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  7.63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         403         338          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296         201          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.71     $  6.77          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         701         571          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         759         424          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.18     $  7.89          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         560         565          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         635         503          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                 2005       2004       2003       2002        2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.03   $   9.40   $   8.54   $   6.19           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         975      1,099      1,103        768           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         663        773        720        427           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.20   $  11.54   $  10.18   $   7.35           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         774        995        827        678           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         550        720        545        364           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.93   $   9.07   $   8.77   $   5.65           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,869      2,185        284        150           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,792      3,478        278        386           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $230.23   $ 224.21   $ 199.56   $ 135.53     $ 206.51     $ 235.03
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         422        469        489        510          468          217
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         370        430        484        521          499          204
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.72   $  27.65   $  24.98   $  19.46     $  25.10     $  25.90
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,120      4,595      5,025      5,500        4,363        1,223
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         557        589        535        298           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.07   $  18.13   $  18.07   $  17.97     $  16.81     $  15.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,944      3,603      4,546      5,993        2,919          269
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         873      1,061      1,357      1,226           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.79   $  13.03   $  11.20   $   8.42     $   9.51     $  12.60
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,745      3,983      4,195      3,915          702          389
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000      1,008      1,052        135           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.03   $   6.21   $   5.82   $   4.80     $   7.08     $   9.46
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       4,648      5,347      6,234      6,946        6,887        3,355
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       9.117     10,421     11,828     13,521       14,217        6,200
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.60   $  15.54   $  15.21   $  14.92           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         490        489        495        429           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         455        480        519        474           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60   $  15.12   $  13.48   $   9.71     $  14.14     $  16.56
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,668      3,054      3,346      3,468        2,681          825
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,979      2,313      2,809      3,037        2,971        1,248
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.36         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --         --         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.97   $   7.53         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         117         30         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         195         11         --         --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.75   $  14.21   $  12.72   $  10.04     $  11.80     $  11.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,256      3,414      3,447      3,347        1,416           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,091      5,823      6,106      6,520        4,851        1,119
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                ------------------------------------------------------------
                                                                2005       2004       2003       2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 5.84    $  5.59         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        632         71         --         --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        536        306         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 8.60    $  8.03    $  7.87    $  6.25    $  8.63          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         53         30         38         35          3          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         65         88        101         79         19          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $12.16    $ 11.75         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         60         25         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,470      2,815         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $12.18    $ 10.56    $  9.44    $  7.23    $  8.65     $ 11.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        366        328        238        100         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,599      2,863      2,832      2,786      2,530       1,050
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.67    $ 11.18    $ 10.23    $  7.91    $ 10.66     $ 11.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,450      1,594      1,685      1,728        283         110
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      5,540      6,418      6,957      7,543      2,052         628
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.44    $ 10.97    $ 10.19    $  7.59    $ 10.10     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,339      1,430      1,359      1,058        339         110
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,879      4,473      4,616      4,470      3,790       1,311
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $10.38         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         53         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         65         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $15.77    $ 25.07    $ 23.10    $ 18.36    $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,369      1,508      1,538      1,539      1,082         421
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,726      4,345      4,750      5,020      4,534       1,524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 9.74         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          4         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          9         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 8.42    $  8.23    $  7,80    $  5.74    $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        488        647        514        419        233          39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        349        400        500        378        182          47
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $11.56    $ 11.04    $  9.67    $  6.84    $  8.52     $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      2,857      3,046      3,156      2,863      1,550          58
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,297      4,997      5,343      5,392      4,418         609
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $15.54    $ 14.18    $ 12.22    $  9.32    $ 11.09     $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      3,954      4,357      4,738      5,068      2,457          70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,279      3,574      3,783      4,067      3,015         198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $10.49         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         33         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         11         --         --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ------------------------------------------------------------
                                                                 2005        2004       2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.64     $ 22.05         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         129          30         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         111          63         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.48          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           5          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.31     $  5.97    $  5.41    $  4.36    $  6.36    $  8.39
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,734       1,916      2,241      2,509      1,651        182
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,127       5,897      6,804      7,940      7,216      1,134
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.73     $ 13.65    $ 13.32    $ 13.09    $ 12.13    $ 11.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,399       1,172      1,191      1,232         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,015       8,979     10,672     12,695      8,943      1,427
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.30     $ 12.99    $ 11.90    $  9.53    $ 11.97    $ 13.04
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         466         509        568        620        398         80
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,589       5,234      6,009      6,939      6,123      1,419
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.89     $ 16.39    $ 14.22    $ 10.51    $ 12.39    $ 10.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         796         837        707        482         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,629       3,013      3,182      3,460      2,447        588
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.64          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          20          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         113          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.99          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         108          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          30          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.58          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          58          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.55          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          45          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.13          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         140          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         120          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.11     $ 13.86    $ 12.74    $  9.87    $ 11.33         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,386       1,261      1,331        616         32         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,390       1,251      1,338        701         89         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.92     $ 19.65    $ 18.05    $ 13.98    $ 17.04    $ 16.40
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,336       2,719      2,785      2,900      1,793        275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,147       1,430      1,339      1,334      1,071        299
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 For the years
                                                              ending December 31,
                                                              -------------------
                                                                 2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  18.15     $ 16.63
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,158       1,121
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,145       3,356
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.94     $ 12.99
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,421       1,652
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,422       2,867
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.36     $  8.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         507         599
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,965       5,788
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.14     $ 26.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,196       1,317
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,954       2,306
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.54     $  4.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          58           3
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          14           6
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         248          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         300          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.97          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          80          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.52     $ 14.15
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         710         783
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         854       1,001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                    16.83     $ 16.44
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41           9
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          15          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.47     $  5.10
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         107          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         102           6
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.41          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          85          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         131          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.71     $ 10.48
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,667       1,556
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,632       1,515
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.36          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.89     $ 11.02     $ 13.42     $ 17.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,114       1,121          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,673       4,227       4,268       2,110
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.72     $  9.20     $ 14.23     $ 21.92
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,886       2,080       2,260       1,301
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,344       3,796       4,345       2,112
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.08     $  6.73     $  8.66     $ 10.47
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         642         706         584         298
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,613       7,231       7,160       2,262
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 27.08     $ 27.35     $ 27.44     $ 26.91
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,572       2,248       2,060         571
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,186       4,967       4,110         826
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.21     $  8.50     $ 10.92     $ 10.87
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         789         660         361         106
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,152         974         825         270
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.61     $  5.61     $  6.06     $  6.49
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,439       1,441       1,014         541
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,462       1,464       1,482         881
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ----------------------------------------
                                                                                                2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.89     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          8          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                              2003     2002     2001     2000
                                                                                           ----------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --       --       --       --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                2005        2004        2003        2002
                                                             -------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.26     $ 10.59          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          92          24          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,298         726          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35     $ 10.27          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         168          63          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,073         686          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54     $ 10.37          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         397         279          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,299         787          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 43.48     $ 42.17     $ 39.41     $ 33.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,301       1,400       1,489       1,564
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,167       3,907       2,733         598
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.14     $ 10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         408         180          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,926       3,664          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 54.68     $ 51.36     $ 46.56     $ 34.41
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          62          74          79          66
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         331         388         429         338
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12     $ 11.11     $ 10.87     $ 10.64
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,033       1,124       1,240       1,234
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,527       8,293       8,217       3,282
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.53     $ 10.96     $  9.93     $  7.88
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         269         301         265         189
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,078       2,231       1,758         398
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.55     $ 28.15     $ 26.32     $ 21.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         558         647         634         511
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,585       5,526       5,467       2,248
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 11.94     $ 10.29     $  7.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         423         460         371         286
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,300       2,160       1,684         553
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.89     $ 10.37     $  9.61     $  7.62
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         208         255         249         213
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,956       2,038       1,850         635
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.66     $  9.13     $  8.70     $  6.77
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         356         384         385         283
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,551       4,852       4,258       1,299
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 39.15          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,005          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          97          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 49.16     $ 66.77     $ 78.30     $ 67.13     $ 68.19
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          73          65          16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         402         420         141          16          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.86     $ 23.07     $ 25.73     $ 27.12     $ 29.13
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         500         219          35          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,835       1,211         574         170           2
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.07    $  11.46    $  10.17   $   7.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         300         304         297        292
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,766       4,712       3,848      1,272
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.01    $   9.38    $   8.53   $   6.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         460         503         538        344
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,281       6,078       5,628      1,488
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.18    $  11.53    $  10.17   $   7.35
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         425         575         467        381
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,432       5,059       3,927      1,262
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.91    $   9.05    $   8.76   $   5.65
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,089       1,346         281         96
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,090       4,725       1,117        205
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 226.77    $ 220.94    $ 196.75   $ 133.70
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         244         275         301        314
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         586         683         689        581
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  28.54    $  27.49    $  24.85   $  19.37
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,975       2,231       2,534      2,830
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,197       3,420       3,013      1,002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.94    $  18.01    $  17.95   $  17.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,833       2,200       2,818      3,868
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,881       3,326       3,448      2,501
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.71    $  12.97    $  11.15   $   8.38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,664       1,745       1,928      1,910
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,498       4,337       4,026        604
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.01    $   6.19    $   5.81   $   4.79
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       2,818       3,283       3,962      4,522
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,352      15,822      17,115     16,550
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.50    $  15.45    $  15.13   $  14.85
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         296         279         282        347
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,753       2,951       3,122      1,064
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.53    $  15.07    $  13.43   $   9.69
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,100       1,230       1,362      1,384
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,839       4,346       4,534      3,377
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.36          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          53          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   7.94    $   7.51          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          61          11          --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         410          22          --         --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Years Ended December 31,
                                                                 --------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 203.81     $ 232.08     $ 275.01     $ 223.79     $ 176.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          380          310           66           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          661          618          255           35            1
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  25.00     $  25.80     $  24.13           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        3,407        1,662          342           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  16.72     $  15.75     $  14.70           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        2,545          486           59           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   9.48     $  12.56     $  16.61           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          404          302           38           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $   7.07     $   9.45     $  11.77           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        5,608        4,909        1,112           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       18,765       17,412        5,630           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  14.11     $  16.53     $  14.78     $  11.77     $  12.52
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        1,276          718           30           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        3,423        3,189          818          211           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                        --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Years Ended December 31,
                                                                ----------------------------------------
                                                                2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.69    $  14.16    $  12.68     $ 10.01
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,617       1,814       1,839       1,712
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      15,585      17,155      15,959       8,615
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   5.82    $   5.57          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         387          56          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,277         370          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.57    $   8.01    $   7.86     $  6.24
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          25          38
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         468         498         478         128
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.11    $  11.71    $  11.27     $  9.24
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          45          29          39          16
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,581       2,715       2,971       2,171
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.14    $  10.53    $   9.42     $  7.22
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         191         193         146          59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,032      11,933      10,611       5,973
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.63    $  11.14    $  10.21     $  7.89
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         775         867         896         961
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,228      12,694      12,682       9,408
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.40    $  10.94    $  10.17     $  7.57
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         703         805         770         643
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,266      15,720      14,963       8,308
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.38          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         113          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  25.62    $  24.94    $  22.99     $ 18.28
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         864         968       1,030       1,042
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,127      11,584      11,512       7,152
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.74          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          36          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.39    $   8.20    $   7.79     $  5.73
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         190         242         184         143
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,184       2,500       2,016         424
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.53    $  11.02    $   9.65     $  6.83
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,413       1,558       1,665       1,471
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      10,309      11,422      10,509       4,322
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.47    $  14.13    $  12.18     $  9.29
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,673       1,805       2,005       2,145
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,278       7,736       7,229       3,714
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.78     $ 11.61     $ 12.04     $ 11.81          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,138          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,000       3,700       1,532         315          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.62          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          13          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.75     $ 17.16     $ 21.20     $ 16.54     $ 12.33
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,221       1,658         576         282          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.64     $ 11.09     $ 13.93          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,697       5,514       1,286          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.65     $ 11.04     $ 10.60          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         166         112          13          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,151       2,953         987          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.09     $ 10.46     $ 10.26          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         337         155          31          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,886       5,538       2,436          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.93     $ 27.69          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,038         734          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,601       6,057          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.66     $  9.38     $ 10.80          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          90          17           8          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         141          78           6          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  9.99          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         932         126          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,644         617          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.07     $ 10.82     $ 10.45          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,487          87          18          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,090         251          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

                                                                      Years Ended December 31,
                                                                2005        2004        2003       2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.49          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         107          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  22.44    $  21.86         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          89          21         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         339          74         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.48          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          98          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.29    $   5.96    $  5.40    $  4.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         970       1,047      1,206      1,333
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,287       6,714      6,805      4,722
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.68    $  13.60    $ 13.28    $ 13.05
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         943         748        804        702
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,021      15,208     16,175     13,419
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.24    $  12.94    $ 11.86    $  9.51
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         306         338        377        359
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,803       5,325      5,701      4,777
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.83    $  16.33    $ 14.17    $ 10.49
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         502         499        370        275
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,888       7,850      7,354      5,021
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.63          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         195          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.98          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          55          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         431          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.58          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         135          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.54          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         132          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.13          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         102          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         490          --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.07    $  13.84    $ 12.72    $  9.86
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         712         676        685        427
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      11,276      11,463     10,296      2,423
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Years Ended December 31,
                                                                --------------------------------------------------
                                                                2001       2000       1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.36    $  8.39          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)      1,187        295          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,856      1,315          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.10    $ 11.40     $ 10.39     $ 10.73          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     10,537      5,112       2,026         379          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.94    $ 13.02     $ 12.39     $ 12.76     $ 11.50
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)        287        124          12          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,156      1,755         978         714          17
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.37    $ 10.68     $  9.15     $  9.14          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,274      2,109          98         344          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                      --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.33         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         24         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         78         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.
                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                               2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.83    $  19.58     $ 17.99     $ 13.94
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,046       1,213       1,296       1,419
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,227       4,909       4,335       2,235
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.07    $  16.57     $ 13.84     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         514         468         487         498
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,992       5,077       5,316       3,555
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.88    $  12.94     $ 11.68     $  9.18
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         957       1,142       1,345       1,556
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,566       4,258       4,710       4,661
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.33    $   8.84     $  8.07     $  6.72
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         328         421         474         474
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       7,849       8,941       9,707       8,237
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.81    $  26.55     $ 26.78     $ 27.06
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,247       1,478       1,911       2,863
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       4,058       4,693       6,370       9,288
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.53    $   4.36          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44           3          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         172          19          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.92          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         120          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         848          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         132          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.46    $  14.10     $ 12.18     $  8.48
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         325         378         358         240
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,372       3.996       4,084       1,913
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.68    $  16.30          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13           2          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         146          19          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.45    $   5.08          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           4          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          69          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.41          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          40          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         410          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.65    $  10.45     $  8.58     $  5.59
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         929         860         837         857
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,043       4,587       4,232       2,823
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.00     $ 16.37     $ 14.88     $ 12.71     $ 11.58
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,305         431         163          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,559       1,079         173          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.39     $ 17.34     $ 20.10     $ 12.75     $ 10.84
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,126       2,033         771         422           4
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.20     $ 21.88     $ 27.40     $ 16.03     $ 12.11
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       1,966       1,834         383          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       5,707       5,759       1,680         200           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.64     $ 10.45     $ 10.70          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         543         359         103          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       8,655       7,052       2,906          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.16     $ 26.65     $ 25.55     $ 24.80     $ 23.98
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)       3,954       1,882         549          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      13,759          --       9,875       5,805         349
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.90     $ 10.86     $ 11.42     $  9.61          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         239         113          23          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,535       1,382         522         211          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.04     $  6.47     $ 10.97     $  5.70          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         821         715         126          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,043       2,958         962         203          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Years Ended
                                                                                                December 31,
                                                                                            -------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.35          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         33          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        172          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.88     $ 11.36
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         40           1
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Years Ended December 31,
                                                                                           --------------------------------------
                                                                                             2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Years Ended
                                                                                            December 31,
                                                                                           --------------
                                                                                             1998    1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                    --      --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.




 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ---------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.35    $  10.63
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271         728
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43    $  10.31
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            397         373
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.62    $  10.41
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            849         695
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  47.15    $  45.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,798       5,029
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.22    $  10.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,795       3,138
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.29    $  55.46
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            264         269
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.30    $  11.24
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,139      12,384
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.72    $  11.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,665       3,994
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.83    $  30.28
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,366       4,900
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.79    $  12.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,367       3,660
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.07    $  10.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,709       2,980
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.82    $   9.24
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,006       6,362
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27    $  11.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,137       6,199
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.17    $   9.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,050       8,108
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38    $  11.67
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,098       5,827
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.07    $   9.16
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,975       3,498
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  42.39     $ 36.01          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,208       1,221          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  50.07     $ 36.85     $ 52.44
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            265         161         153
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.96     $ 10.69          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,153       4,285          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01     $  7.91          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,394         929          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.20     $ 23.29     $ 24.29
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,511         903         221
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.38     $  7.82          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,008         923          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.69     $  7.65          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,952       1,004          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.77     $  6.80          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,953       2,130          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.26     $  7.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,210       1,722          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.60     $  6.21          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,657       2,602          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.25     $  7.38          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,443       1,889          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.83     $  5.67          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,530         306          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 70.94     $ 82.86     $ 70.74
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            185         213         266
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.42     $ 27.13     $ 28.48
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            260         329         422
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                            --------------------
                                                                                               1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.57     $ 65.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            279           9
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.46     $ 26.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            439          24
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                            ---------------------
                                                                                                2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 256.01     $ 248.43
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             545          613
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  29.99     $  28.77
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,757        5,149
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.05     $  19.04
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,491        4,043
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.37     $  13.49
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,792        5,816
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.20     $   6.34
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,789        6,068
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.29     $  16.17
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,057        4,383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.12     $  15.54
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,815        4,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.37           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.17     $   7.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             554           19
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.17     $  14.56
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          14,461       15,533
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.99     $   5.71
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,681          216
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.79     $   8.18
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             723          782
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.54     $  12.08
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,062        2,149
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.47     $  10.78
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,621        8,017
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.95     $  11.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,166        8,080
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.72     $  11.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          13,164       14,528
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.41           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             161           --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                            -----------------------------------
                                                                                                2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 220.33     $ 149.11     $ 226.39
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             548          222          154
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  25.91     $  20.11           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,046        1,615           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.91     $  18.73           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,619        1,850           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.55     $   8.65           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,125        1,285           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.92     $   4.86     $   7.15
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,986        2,292           89
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.77     $  15.42           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,326        1,432           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.80     $   9.91     $  14.38
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,091        1,279          105
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.99     $  10.22     $  11.97
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          14,531        4,578          114
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.00     $   6.33     $   8.70
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             744          182           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.58     $   9.46     $  13.00
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           2,153          710          193
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.60     $   7.33     $   8.73
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           6,516        1,628           26
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.41     $   8.01     $  10.76
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,741        2,252           17
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.36     $   7.69     $  10.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          13,433        2,981           59
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                              ---------------------------------
                                                                                                2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 256.74     $ 303.01     $ 245.58
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             188          205          230
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.52     $  11.80           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             114           79           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.78     $  14.94     $  11.85
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             191           50          102
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.75     $  12.13     $  11.86
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           46           22
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.41     $  21.43     $  16.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             235          245          160
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.17     $  13.97           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              23           15           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.12     $  10.62           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10            3           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.53     $  10.29           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8            7           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                   December 31,
                                                                                             --------------------
                                                                                                1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 192.60     $ 151.23
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             240            8
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.55           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              89           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.37           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             124           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
-----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                      December 31,
                                                                                            -------------------------------
                                                                                               2005        2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  26.88    $  26.06    $  23.92
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,383       9,053       8,439
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             38          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.63    $   8.40    $   7.95
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,770       3,237       2,600
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.78    $  11.21    $   9.78
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,783      13,609      12,491
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.03    $  14.57    $  12.51
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,724       9,029       8,508
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             81          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.09    $  23.37          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            297          62          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             40          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.43    $   6.06    $   5.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,457       5,744       5,658
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.13    $  13.99    $  13.60
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,494      11,977      11,974
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.71    $  13.35    $  12.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,795       3,942       3,680
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.38    $  16.80    $  14.55
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,963       8,796       8,124
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             93          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            139          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             94          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             54          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            444          --          --
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                           ----------------------------------
                                                                                               2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.94     $ 24.71     $ 28.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,393          71          78
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.82          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            551          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.89     $  8.56     $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,799          19           7
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.51     $ 11.28     $ 10.98
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,161          37           9
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.40     $  6.39     $  8.40
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,123          20          29
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.32     $ 12.30     $ 11.04
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,674         280          14
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.73     $ 12.16     $ 13.21
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,342         324         341
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.70     $ 12.57     $ 10.81
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,322         111          41
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                               1999        1998        1997
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.47     $ 10.77          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            139          98          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.52     $ 12.85     $ 11.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            423         506         383
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.23     $  9.18          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          26          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                           ---------------------------------
                                                                                             1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                        --
-----------------------------------------------------------------------------------------------------------------------------------


  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                           ---------------------
                                                                                               2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.34    $  14.02
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,341      14,238
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.54    $  20.19
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,635       6,364
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.71    $  17.09
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,933       4,781
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.38    $  13.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,516       1,558
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.60    $   9.06
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,821       4,211
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.61    $  29.20
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,411       1,417
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.66    $   4.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            137          13
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.94          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,269          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            189          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.94    $  14.50
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,854       4,174
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.90    $  17.42
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             88          19
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.61    $   5.21
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            215          12
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            393          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.12    $  10.76
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,095       3,531
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.39          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            133          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.92          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2003        2002       2001
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.84    $  9.91     $ 11.35
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,403      2,875           2
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.49    $ 14.26          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,670      1,591          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.22    $ 11.24     $ 13.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,396      1,445         154
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.00    $  9.39     $ 14.47
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,506        496         147
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.23    $  6.83     $  8.75
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026        993          77
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.33    $ 29.52     $ 29.51
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,972      1,554         256
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.48    $  8.66     $ 11.07
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,847      1,053          23
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.81    $  5.72     $  6.15
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         27,090        737          43
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.60     $ 20.32     $ 12.83
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            182         199         190
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.21     $ 27.70     $ 16.14
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            214         227         176
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.54     $ 10.74          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          31          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.84     $ 27.54     $ 26.62
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            266         360         329
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.99     $ 11.51     $  9.65
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18          18          18
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.56     $ 11.08     $  5.73
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55          52          16
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.87          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            187          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.14          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.64     $ 24.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            359         127
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.




  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                     December 31,
                                                                                                ---------------------------
                                                                                                2005       2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.58   $  11.79    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,752      5,189        186
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93   $  10.80    $ 10.32
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,564      1,608        153
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.31   $  11.09    $ 10.42
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,710      3,924         78
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69   $  11.30    $ 10.52
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         49,852     22,917      1,082
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.41   $  11.78    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         58,275     20,548        815
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63   $  11.82    $ 10.68
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            674        354         14
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.49   $  10.44    $ 10.18
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,598      2,892        202
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.40   $  11.74    $ 10.60
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,552      1,325         79
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58   $  11.38    $ 10.60
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,661      3,911        371
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.93   $  13.09    $ 11.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,637      1,558         68
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09   $  11.47    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            794        424         26
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.70   $  11.03    $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,153      1,580        113
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.24   $  12.52    $ 11.08
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,350      1,540        106
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.45   $  11.63    $ 10.54
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,543      1,570        142
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.27   $  12.52    $ 11.01
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,263      1,454        126
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.76   $  10.70    $ 10.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,745        969         57
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                     December 31,
                                                                                                ----------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.69    $ 12.32     $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,642      5,278         307
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.64    $ 12.14     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         6,550      3,640         209
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.17    $ 10.17     $ 10.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,844      1,271         119
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.88    $ 13.07     $ 11.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,355      1,996          93
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.58    $ 11.08     $ 10.36
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,804        829          60
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54    $ 10.46     $ 10.21
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3.152     1,612          84
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.35    $ 12.12     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,764      1,487         109
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.36         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            76         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  8.15    $  7.67          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,820         59          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.77    $ 12.26     $ 10.95
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,974      5,206         329
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.97    $  5.69          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,884        224          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.53    $ 10.74     $ 10.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           679        278          17
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.27    $ 10.86     $ 10.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,914        271          34
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.52    $ 12.55     $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,898      3,195         150
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.31    $ 11.75     $ 10.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,008      2,468         154
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.20    $ 11.66     $ 10.80
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,792      4,756         338
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.40         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           732         --          --
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                            -------------------------------
                                                                                                      December 31,
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.09   $ 11.73     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,047     5,582         374
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            100        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.61   $ 11.31     $ 10.70
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,920     1,379          85
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.66   $ 13.00     $ 11.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,968     3,775         306
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.15   $ 12.87     $ 11.06
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,055     2,897         148
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.51        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            475        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  23.87   $ 23.18          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,166        78          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            358        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.29   $ 11.60     $ 10.48
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,330       680          55
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.60   $ 10.50     $ 10.21
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,991     4,339         252
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34   $ 12.02     $ 10.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,298       769          63
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.08   $ 12.66     $ 10.95
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,948     3,850         232
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            386        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.01        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            753        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.61        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            757        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.57        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            415        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.16        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,971        --          --
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the year ending
                                                                                                    December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.63   $ 11.55     $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,004     4,974         348
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.14   $ 11.94     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,492     4,028         189
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61   $ 13.34     $ 11.11
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,025     1,602          73
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27   $ 11.40     $ 10.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            992       530          22
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32   $ 11.64     $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,065       679          51
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.06   $  9.93     $  9.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,172     1,335         252
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.64   $  4.46          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,014       143          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.94        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,883        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            333        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.84   $ 12.47     $ 10.73
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,861     1,702         121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.74   $ 17.28          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            688        53          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.59   $  5.19          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,420        96          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,313        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.41   $ 14.04     $ 11.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,108     1,431          64
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            742        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.87   $ 11.37          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149         4          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.50%.


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            ------------------------------
                                                                                               2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.75    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,134      5,787        212
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.87   $  10.77    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,980      2,987        213
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.24   $  11.05    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,424      6,175        444
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.62   $  11.26    $ 10.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         66,161     30,895      2,029
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.34   $  11.74    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         66,976     23,331        995
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.55   $  11.78    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,049        658         70
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43   $  10.41    $ 10.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,189      4,559        446
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.32   $  11.70    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,781      2,001        124
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.51   $  11.34    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,372      6,690        712
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.84   $  13.05    $ 11.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,388      2,692        191
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $  11.43    $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,464        886        108
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.64   $  10.99    $ 10.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,154      1,909        136
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.17   $  12.48    $ 11.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,853      2,322        116
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.38   $  11.59    $ 10.53
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,750      2,441        274
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.19   $  12.48    $ 11.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,833      2,655        288
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69   $  10.66    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,246      1,826        104
----------------------------------------------------------------------------------------------------------------------------------

 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.62   $  12.28    $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         18,381     10,684        698
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.57   $  12.10    $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,255      5,753        452
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.11   $  10.14    $ 10.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,914      2,082        216
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.80   $  13.03    $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,171      2,946        147
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.05    $ 10.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,395        987         80
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.47   $  10.42    $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,266      2,713        207
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.27   $  12.08    $ 10.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,772      2,272        157
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.36         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            149         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.00   $   7.56         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,774         91         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.69   $  12.22    $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,454      7,621        544
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.86   $   5.61         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,594        538         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.47   $  10.71    $ 10.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            570        333          6
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.21   $  10.82    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,697        464         83
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.43   $  12.51    $ 11.18
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,867      3,446        181
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.24   $  11.72    $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,062      2,784        143
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.13   $  11.62    $ 10.79
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,494      5,095        368
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.39         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,183         --         --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $ 11.69     $ 10.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,502     8,691         620
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.75        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            228        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.54   $ 11.27     $ 10.69
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,383     1,795         120
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.58   $ 12.96     $ 11.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,581     5,395         415
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.06   $ 12.83     $ 11.05
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,875     4,167         314
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.49        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            749        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  22.84   $ 22.23          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,015       190          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.49        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            371        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.22   $ 11.56     $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,328     1,141          54
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.53   $ 10.46     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,723     6,436         460
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.27   $ 11.98     $ 10.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,359       815          68
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.01   $ 12.61     $ 10.94
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,487     5,755         337
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.64        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            614        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.99        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,556        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.59        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            807        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.55        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            534        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.14        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,560        --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            ------------------------------
                                                                                               2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.56   $ 11.51     $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,932     7,104         642
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.06   $ 11.90     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,863     6,079         371
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.52   $ 13.30     $ 11.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,184     2,381          55
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.20   $ 11.36     $ 10.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,605       800          49
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.25   $ 11.60     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,164       742          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.00   $  9.89     $  9.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,802     5,781       1,312
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.56   $  4.39          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,829       144          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.92        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,644        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            400        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.76   $ 12.43     $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,236     2,712         208
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.98   $ 16.58          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            847        92          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.49   $  5.11          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,805       140          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.42        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,952        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.31   $ 14.00     $ 11.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,390     2,669         209
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.36        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            845        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.83   $ 11.37          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            287        13          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.



 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.46   $  11.72    $ 10.66
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          12.508     4,674        195
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.83   $  10.75    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,738      1,736        116
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.20   $  11.03    $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,271      3,928        215
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.58   $  11.24    $ 10.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         52,197     21,440        970
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.29   $  11.72    $ 10.67
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         69,680     21,528        560
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $  11.75    $ 10.66
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            442        210         15
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.39   $  10.38    $ 10.16
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,566      2,210        301
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.28   $  11.67    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,765        716         86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.47   $  11.32    $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,292      3,135        282
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.79   $  13.02    $ 11.23
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,536      1,127         65
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.98   $  11.41    $ 10.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,016        456         20
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.59   $  10.97    $ 10.45
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,204      1,141         59
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.12   $  12.46    $ 11.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,109      1,455         59
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.33   $  11.57    $ 10.53
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,515      1,381         97
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.15   $  12.45    $ 10.99
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,566      1,506        103
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.65   $  10.64    $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,431        675         35
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.58    $ 12.26     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,402      2,957         158
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.53    $ 12.07     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,328      2,227         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.07    $ 10.12     $ 10.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,398        905          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.74    $ 13.00     $ 11.19
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,716      1,270          66
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.46    $ 11.02     $ 10.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,386        595          44
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.44    $ 10.40     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,303      1,119          95
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.22    $ 12.06     $ 10.75
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,783        913          81
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.35         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           118         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  7.91    $  7.49          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,416         31          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.65    $ 12.20     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         9,522      5,080         310
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  5.80    $  5.55          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         3,177        208          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.43    $ 10.68     $ 10.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           571        194           5
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.17    $ 10.80     $ 10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,419        273          15
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.38    $ 12.48     $ 11.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,243      3,564         178
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.20    $ 11.69     $ 10.72
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,879      2,900          86
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.09    $ 11.60     $ 10.79
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,725      4,402         275
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.38         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           563         --          --
----------------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.98    $ 11.67     $ 10.76
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,495      4,181         204
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.74         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           172         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.50    $ 11.25     $ 10.69
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,528      1,146         126
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.53    $ 12.93     $ 11.33
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,920      3,260         291
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.02    $ 12.80     $ 11.04
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         4,526      2,213         149
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.48         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           442         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 22.24    $ 21.68          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           802         76          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.48         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           373         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.18    $ 11.54     $ 10.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,201        449          46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.50    $ 10.44     $ 10.20
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         7,995      3,501         284
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.22    $ 11.96     $ 10.97
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         1,018        473          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 12.96    $ 12.59     $ 10.93
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         5,307      2,979         191
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.63         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           563         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.98         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           743         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.58         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           874         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.54         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           527         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.13         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         2,163         --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years ending
                                                                                                     December 31,
                                                                                            -------------------------------
                                                                                                2005       2004        2003
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.51   $ 11.49     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,881     5,249         435
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.02   $ 11.87     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,888     3,020         210
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.47   $ 13.27     $ 11.09
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,026     1,161          30
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.16   $ 11.34     $ 10.24
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            705       369          29
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.21   $ 11.58     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,271       643          69
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97   $  9.87     $  9.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,041     1,005          42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.51   $  4.35          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            883        38          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.91        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,300        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.96        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            402        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.72   $ 12.40     $ 10.71
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,210     1,215          79
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.53   $ 16.17          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            526        22          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.43   $  5.07          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            952        71          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.41        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,852        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.24   $ 13.97     $ 11.48
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,408     1,047          46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.35        --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            533        --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.81   $ 11.36          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            137         6          --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.




  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
  OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

                                                                     For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.45     $ 11.72     $ 10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,519         656          32          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.82     $ 10.74     $ 10.30          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,000         281           1          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.19     $ 11.02     $ 10.41          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,176         414          84          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 42.61     $ 41.36     $ 38.70     $ 33.05
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          33           8           9          13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,725         893         383          86
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.28     $ 11.71     $ 10.66          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,917       2,788          46          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 53.59     $ 50.38     $ 45.72     $ 33.82
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          25          28          10           4
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08     $ 11.07     $ 10.84     $ 10.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11          19          23
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,611       1,424       1,202         628
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.49     $ 10.93     $  9.91     $  7.87
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          10          11           7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         338         284         143          57
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.00     $ 27.64     $ 25.87     $ 21.48
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13          14          20          21
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         771         557         125
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.51     $ 11.90     $ 10.27     $  7.78
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         783         806         360         135
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.85     $ 10.34     $  9.59     $  7.61
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           3           3           3
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         353         272         238         104
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.62     $  9.10     $  8.68     $  6.76
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          26          27          27          21
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         980         876         792         408
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                    For the years ending December 31,
                                                                 ------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.02    $  11.42    $  10.15   $   7.88
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          44          45          45         36
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,238       1,242         726        316
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96    $   9.35    $   8.52   $   6.18
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4           6           8          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,075       1,055         731        292
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.13    $  11.49    $  10.15   $   7.34
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          29          30         23
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         876       1,011         560        206
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.87    $   9.02    $   8.74   $   5.64
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          14         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         311         306          98         14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $219.99    $ 214.55    $ 191.26   $ 130.09
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           4          6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          64          29          9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 28.19    $  27.18    $  24.60   $  19.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          28          32          39         43
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         618         549         371        133
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  17.76    $  17.72   $  17.65
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          39          67          84        146
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         481         416         458        259
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.55    $  12.84    $  11.05   $   8.32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          13          20         20
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,037         649         530        142
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.96    $   6.16    $   5.78   $   4.77
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          17          17          24         22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,055         981         856        341
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.31    $  15.27    $  14.97   $  14.71
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          14         17
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         573         555         512        198
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39    $  14.95    $  13.34   $   9.63
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          20          25         28
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         372         312         478        121
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.35          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          40          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  7.89    $   7.46          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         242          59          --         --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.57     $ 14.06     $ 12.60    $  9.96
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          49          54         60
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,363       2,169       1,481        530
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.78     $  5.54          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         326          15          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.51     $  7.96     $  7.82    $  6.22
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           1           1         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         314         204         249         42
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.00     $ 11.62     $ 11.20    $  9.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                      --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         160         164         40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.06     $ 10.47     $  9.38    $  7.19
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,337       1,926       1,026        282
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.55     $ 11.08     $ 10.16    $  7.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,585       1,200         776        200
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.33     $ 10.87     $ 10.12    $  7.55
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          14          16         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,349       2,037       1,222        345
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.37          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          81          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.31     $ 24.66     $ 22.76    $ 18.11
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12          13          16         10
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,604       1,386       1,074        399
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.74          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)           8          --          --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.33     $  8.15     $  7.75    $  5.70
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1           2          4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         280         377         218         32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47     $ 10.97     $  9.62    $  6.81
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          35          38          41         39
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,556       1,391         883        285
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.34     $ 14.02     $ 12.10    $  9.24
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          26          31         36
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,107       1,007         636        237
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                    For the years ending December 31,
                                                                 ---------------------------------------
                                                                 2005        2004       2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.48          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          77          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.05     $ 21.50         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          79           9         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.47          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          56          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.26     $  5.93    $  5.38    $  4.35
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          25         27         24
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         788          70        561        192
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.57     $ 13.50    $ 13.20    $ 12.99
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          12           8          7          9
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,527       1,343      1,175        441
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.12     $ 12.84    $ 11.78    $  9.45
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          11         16         13
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         347         370        307        128
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.69     $ 16.22    $ 14.09    $ 10.43
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           5          7          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         991         884        641        270
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.63          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         144          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         173          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.57          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.54          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          84          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.12          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         290          --         --         --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.01     $ 13.79    $ 12.69    $  9.85
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          11         16          8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,354       1,938      1,510        386
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                     For the years ending December 31,
                                                                 ----------------------------------------
                                                                 2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.66     $ 19.43     $ 17.87     $ 13.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          19          21          25          32
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         849         802         502         184
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.91     $ 16.44     $ 13.75     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           6           4
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         782         522         441         161
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.76     $ 12.84     $ 11.60     $  9.12
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           2           5           7
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         184         149          93          38
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.26     $  8.79     $  8.03     $  6.69
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         603         610         598         229
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.15     $ 25.92     $ 26.17     $ 26.47
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          15          37          57
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         845         349         434         630
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.49     $  4.34          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          72          22          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.91          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         286          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.96          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          60          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.35     $ 14.00     $ 12.10     $  8.44
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5          11          10           8
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         596         575         449         122
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.39     $ 16.03          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          41           6          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  5.41     $  5.05          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          69          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.40          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         296          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.53     $ 10.37     $  8.53     $  5.56
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          --           6           6
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         755         609         457          69
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       For the years ending
                                                                                           December 31,
                                                                                       --------------------
                                                                                                2005
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        179
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.86
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  For the years ending
                                                                                                       December 31,
                                                                                                ------------------------
                                                                                                2004      2003      2002

----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.36     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --     --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1     --        --
----------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.



 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                                                      For the years ending December 31,
                                                                                      ---------------------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.22     $ 10.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31     $ 10.25
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             13           6
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.50     $ 10.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 41.76     $ 40.57
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          35
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.09     $ 10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.51     $ 49.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.03     $ 11.04
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             98         139
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.44     $ 10.89
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          38
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.46     $ 27.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             35          73
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.46     $ 11.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          23
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $ 10.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          33
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.58     $  9.08
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             74          96
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.98     $ 11.39
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          84
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.92     $  9.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          38
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.08     $ 11.46
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             44          51
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.83     $  9.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          35
----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                                2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 38.00     $ 32.48     $ 37.90
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             25          24           7
----------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.89     $ 33.24     $ 47.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1           1
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.82     $ 10.62          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            146         211          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.89     $  7.86          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             32          20          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.43     $ 21.13     $ 22.17
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             57          49          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.25     $  7.77          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           8          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.57     $  7.61          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          30          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.66     $  6.76          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             83          60          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.13     $  7.87          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             81          71          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.50     $  6.17          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          23          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.13     $  7.34          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             42          35          --
----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.73     $  5.64          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           5          --
----------------------------------------------------------------------------------------------------------------------------------


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

                                                                                                 For the years
                                                                                               ending December 31,
                                                                                               -------------------
                                                                                                2005         2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 213.39     $ 208.33
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4            5
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  27.84     $  26.87
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              37           52
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.41     $  17.51
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7           12
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.39     $  12.71
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27           26
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.91     $   6.12
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             205          339
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.12     $  15.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           12
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.24     $  14.83
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27           44
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.35           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.83     $   7.42
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.45     $  13.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             149          235
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.74     $   5.50
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.46     $   7.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            2
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.90     $  11.52
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.97     $  10.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              54           70
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.47     $  11.02
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              82           82
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.25     $  10.81
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             106          113
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.37           --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                             ---------------------------------
                                                                                                2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Common Stock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 185.90     $ 126.58     $ 193.35
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               5            6            1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  24.34     $  19.01           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              57           52           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.49     $  17.44           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              18           11           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.96     $   8.25           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              30            6           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.75     $   4.76     $   7.03
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             370          390           81
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Quality Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.82     $  14.58           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              12           15           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.25     $   9.57     $  13.98
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              48           60            6
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bear Stearns Small Company Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Bernstein Diversified Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.53     $   9.91     $  11.68
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             245          252           46
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.79     $   6.20     $   8.58
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3           --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.12     $   9.14     $  12.63
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16           20           11
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.33     $   7.16     $   8.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              47           41           10
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.11     $   7.83     $  10.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              79           92           18
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.07     $   7.52     $  10.03
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             120          114           21
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                             ending December 31,
                                                                                            --------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.01     $ 24.39
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            249         270
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.74          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.27     $  8.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           8
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.41     $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             89         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.20     $ 13.91
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          99
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.47          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.66     $ 21.14
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.46          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.22     $  5.91
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             57          70
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.46     $ 13.41
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            207         242
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.01     $ 12.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             93         108
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.55     $ 16.10
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             90         127
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.63          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.97          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.57          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.53          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                            ---------------------------------
                                                                                                2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.53     $ 17.95     $ 23.56
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            285         297          57
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.71     $  5.68     $  7.61
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           5           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.58     $  6.80     $  8.49
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            146         130          35
----------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Small/Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.02     $  9.18     $ 10.96
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            120         127          31
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.36     $  4.34     $  6.34
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             75          75          24
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.12     $ 12.92     $ 12.00
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            276         275          78
----------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.70     $  9.40     $ 11.82
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            120         122          32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lazard Small Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.00     $ 10.38     $ 12.27
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            144         158          27
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
----------------------------------------------------------------------------------------------------------------------------------


 UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2005 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             -------------------
                                                                                                2005        2004
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.94     $ 13.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             73          66
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.49     $ 19.27
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56          59
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.75     $ 16.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             61          68
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.64     $ 12.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          14
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.20     $  8.74
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             76          94
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51     $ 25.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          28
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.46     $  4.31
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.90          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.95          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.23     $ 13.90
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18          40
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.10     $ 15.77
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.37     $  5.02
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.40          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.42     $ 10.29
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             34          32
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.87          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                           ---------------------------------
                                                                                                2003       2002        2001
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.66    $  9.83     $ 11.32
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55         41           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.75    $ 13.78     $ 16.84
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             66         67          20
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.65    $ 10.86     $ 13.26
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             63         61           9
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.52    $  9.07     $ 14.07
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20         20          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.99    $  6.66     $  8.59
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            111        108          33
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.58    $ 25.90     $ 26.05
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36         75          82
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.03    $  8.40     $ 10.81
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             41         37          10
----------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.47    $  5.53     $  5.99
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20         17           1
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --          --
----------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --          --
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS



The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm.........................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005...............  FSA-3
   Statements of Operations for the Year Ended December 31, 2005......... FSA-18
   Statements of Changes in Net Assets for the Years Ended
   December 31, 2005 and 2004............................................ FSA-25
   Notes to Financial Statements......................................... FSA-37


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public
 Accounting Firm.........................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004...............    F-2
Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004
    and 2003.............................................................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
   Income, Years Ended December 31, 2005, 2004 and 2003..................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
   2005, 2004............................................................    F-5
   Notes to Consolidated
    Financial Statements.................................................    F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable LIfe Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                         AXA Aggressive   AXA Conservative   AXA Conservative-Plus
                                                           Allocation        Allocation            Allocation
                                                        ---------------- ------------------ -----------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $6,868,073        $9,834,228           $13,290,681
Receivable for The Trusts shares sold .................           516                --                    --
Receivable for policy-related transactions ............            --             3,747                 1,008
                                                           ----------        ----------           -----------
  Total assets ........................................     6,868,589         9,837,975            13,291,689
                                                           ----------        ----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --             3,747                 1,008
Payable for policy-related transactions ...............           516                --                    --
                                                           ----------        ----------           -----------
  Total liabilities ...................................           516             3,747                 1,008
                                                           ----------        ----------           -----------
Net Assets ............................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Net Assets:
Accumulation Units ....................................     6,816,805         9,760,557            13,240,662
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................        51,268            73,671                50,019
                                                           ----------        ----------           -----------
Total net assets ......................................    $6,868,073        $9,834,228           $13,290,681
                                                           ==========        ==========           ===========
Investments in shares of The Trusts, at cost ..........    $6,505,478        $9,929,275           $13,221,885
The Trusts shares held
 Class A ..............................................            --                --                    --
 Class B ..............................................       529,846           920,257             1,190,711



                                                                                              AXA Premier
                                                         AXA Moderate   AXA Moderate-Plus   VIP Aggressive    AXA Premier
                                                          Allocation        Allocation          Equity       VIP Core Bond
                                                        -------------- ------------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....  $376,325,406      $29,889,370        $54,649,616    $46,074,264
Receivable for The Trusts shares sold .................       858,730            1,357             27,593          5,758
Receivable for policy-related transactions ............            --               --                 --             --
                                                         ------------      -----------        -----------    -----------
  Total assets ........................................   377,184,136       29,890,727         54,677,209     46,080,022
                                                         ------------      -----------        -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............            --               --                 --             --
Payable for policy-related transactions ...............       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
  Total liabilities ...................................       858,730            1,357             27,593          5,758
                                                         ------------      -----------        -----------    -----------
Net Assets ............................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Net Assets:
Accumulation Units ....................................   372,775,898       29,848,265         54,581,888     46,047,015
Retained by AXA Equitable in Separate Account
 No. 45 ...............................................     3,549,508           41,105             67,728         27,249
                                                         ------------      -----------        -----------    -----------
Total net assets ......................................  $376,325,406      $29,889,370        $54,649,616    $46,074,264
                                                         ============      ===========        ===========    ===========
Investments in shares of The Trusts, at cost ..........  $323,224,109      $28,753,601        $63,691,587    $46,917,245
The Trusts shares held
 Class A ..............................................     2,354,677               --            602,472             --
 Class B ..............................................    21,458,680        2,372,497          1,415,806      4,499,586

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value     $16,598,677      $ 97,783,034       $22,076,996
Receivable for The Trusts shares sold ............            891            33,684                --
Receivable for policy-related transactions .......             --                --            15,787
                                                      -----------      ------------       -----------
  Total assets ...................................     16,599,568        97,816,718        22,092,783
                                                      -----------      ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --                --            15,787
Payable for policy-related transactions ..........            891            33,684                --
                                                      -----------      ------------       -----------
  Total liabilities ..............................            891            33,684            15,787
                                                      -----------      ------------       -----------
Net Assets .......................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Net Assets:
Accumulation Units ...............................     16,462,122        97,640,031        21,954,118
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        136,555           143,003           122,878
                                                      -----------      ------------       -----------
Total net assets .................................    $16,598,677      $ 97,783,034       $22,076,996
                                                      ===========      ============       ===========
Investments in shares of The Trusts, at cost .....    $15,858,619      $110,062,456       $18,384,235
The Trusts shares held
 Class A .........................................             --           676,636                --
 Class B .........................................      1,528,799        17,304,904         1,697,472



                                                     AXA Premier     AXA Premier     AXA Premier    AXA Premier
                                                    VIP Large Cap   VIP Large Cap   VIP Large Cap   VIP Mid Cap
                                                     Core Equity        Growth          Value          Growth
                                                   --------------- --------------- --------------- -------------
Assets:
Investment in shares of The Trusts, at fair value     $9,563,228     $16,423,643     $22,218,930    $24,191,446
Receivable for The Trusts shares sold ............        31,857           2,247          13,283            231
Receivable for policy-related transactions .......            --              --              --             --
                                                      ----------     -----------     -----------    -----------
  Total assets ...................................     9,595,087      16,425,890      22,232,213     24,191,677
                                                      ----------     -----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --              --              --             --
Payable for policy-related transactions ..........        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
  Total liabilities ..............................        31,857           2,247          13,283            231
                                                      ----------     -----------     -----------    -----------
Net Assets .......................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Net Assets:
Accumulation Units ...............................     9,357,432      16,297,137      22,103,896     24,088,712
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       205,798         126,506         115,034        102,734
                                                      ----------     -----------     -----------    -----------
Total net assets .................................    $9,563,230     $16,423,643     $22,218,930    $24,191,446
                                                      ==========     ===========     ===========    ===========
Investments in shares of The Trusts, at cost .....    $8,140,753     $13,324,359     $20,605,795    $21,449,609
The Trusts shares held
 Class A .........................................            --              --              --             --
 Class B .........................................       886,426       1,594,134       1,985,852      2,684,777

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    AXA Premier
                                                    VIP Mid Cap     AXA Premier     EQ/Alliance
                                                       Value      VIP Technology   Common Stock
                                                   ------------- ---------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $26,582,534     $42,538,760    $581,681,802
Receivable for The Trusts shares sold ............        4,838         124,053         470,108
Receivable for policy-related transactions .......           --              --              --
                                                    -----------     -----------    ------------
  Total assets ...................................   26,587,372      42,662,813     582,151,910
                                                    -----------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --              --              --
Payable for policy-related transactions ..........        4,838         188,046         470,108
                                                    -----------     -----------    ------------
  Total liabilities ..............................        4,838         188,046         470,108
                                                    -----------     -----------    ------------
Net Assets .......................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Net Assets:
Accumulation Units ...............................   26,520,083      42,058,603     581,028,349
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       62,451         416,164         653,453
                                                    -----------     -----------    ------------
Total net assets .................................  $26,582,534     $42,474,767    $581,681,802
                                                    ===========     ===========    ============
Investments in shares of The Trusts, at cost .....  $28,435,043     $34,990,359    $660,556,602
The Trusts shares held
 Class A .........................................           --              --       4,753,479
 Class B .........................................    2,765,212       4,157,777      27,550,875



                                                                     EQ/Alliance
                                                     EQ/Alliance    Intermediate                    EQ/Alliance
                                                      Growth and     Government     EQ/Alliance      Large Cap
                                                        Income       Securities    International      Growth
                                                   --------------- -------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
Receivable for The Trusts shares sold ............       113,722              --         75,918          59,396
Receivable for policy-related transactions .......            --         177,512             --              --
                                                    ------------    ------------   ------------    ------------
  Total assets ...................................   410,025,238     136,722,338    172,322,827      99,923,644
                                                    ------------    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --         177,512             --              --
Payable for policy-related transactions ..........       113,722              --         75,918          59,396
                                                    ------------    ------------   ------------    ------------
  Total liabilities ..............................       113,722         177,512         75,918          59,396
                                                    ------------    ------------   ------------    ------------
Net Assets .......................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Net Assets:
Accumulation Units ...............................   409,714,023     136,439,430    171,970,148      99,105,151
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       197,493         105,396        276,761         759,097
                                                    ------------    ------------   ------------    ------------
Total net assets .................................  $409,911,516    $136,544,826   $172,246,909    $ 99,864,248
                                                    ============    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $369,363,974    $140,734,012   $108,303,328    $114,730,516
The Trusts shares held
 Class A .........................................     2,308,921         588,498      1,582,854              --
 Class B .........................................    19,766,792      13,470,347     12,141,951      12,927,862

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation ll
                                                   -------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value   $25,121,453    $114,128,897        $244,258
Receivable for The Trusts shares sold ............           --         870,016              --
Receivable for policy-related transactions .......        4,153              --              --
                                                    -----------    ------------        --------
  Total assets ...................................   25,125,606     114,998,913         244,258
                                                    -----------    ------------        --------
Liabilities:
Payable for The Trusts shares purchased ..........        4,153              --              --
Payable for policy-related transactions ..........           --         870,016              --
                                                    -----------    ------------        --------
  Total liabilities ..............................        4,153         870,016              --
                                                    -----------    ------------        --------
Net Assets .......................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Net Assets:
Accumulation Units ...............................   25,077,248     114,042,739         243,915
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       44,205          86,158             343
                                                    -----------    ------------        --------
Total net assets .................................  $25,121,453    $114,128,897        $244,258
                                                    ===========    ============        ========
Investments in shares of The Trusts, at cost .....  $25,874,889    $ 93,648,263        $241,758
The Trusts shares held
 Class A .........................................           --         400,627              --
 Class B .........................................    2,521,938       6,752,648          24,006



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Assets:
Investment in shares of The Trusts, at fair value      $3,575,330     $153,258,917       $12,731,437      $1,177,891
Receivable for The Trusts shares sold ............         15,765               --               631              --
Receivable for policy-related transactions .......             --          124,860                --             184
                                                       ----------     ------------       -----------      ----------
  Total assets ...................................      3,591,095      153,383,777        12,732,068       1,178,075
                                                       ----------     ------------       -----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........             --          124,860                --             184
Payable for policy-related transactions ..........         15,765               --               631              --
                                                       ----------     ------------       -----------      ----------
  Total liabilities ..............................         15,765          124,860               631             184
                                                       ----------     ------------       -----------      ----------
Net Assets .......................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Net Assets:
Accumulation Units ...............................      3,552,102      153,051,030        12,696,896       1,125,363
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................         23,228          207,887            34,541          52,528
                                                       ----------     ------------       -----------      ----------
Total net assets .................................     $3,575,330     $153,258,917       $12,731,437      $1,177,891
                                                       ==========     ============       ===========      ==========
Investments in shares of The Trusts, at cost .....     $3,527,380     $127,355,364       $12,376,337      $1,082,886
The Trusts shares held
 Class A .........................................             --               --                --              --
 Class B .........................................        408,153       10,570,430         2,001,364         143,738

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                     EQ/Capital     EQ/Capital     EQ/Capital
                                                      Guardian       Guardian       Guardian
                                                       Growth     International     Research
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $2,256,523     $20,847,332    $69,310,754
Receivable for The Trusts shares sold ............          --              --         66,165
Receivable for policy-related transactions .......          --         115,444             --
                                                    ----------     -----------    -----------
  Total assets ...................................   2,256,523      20,962,776     69,376,919
                                                    ----------     -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........          --         115,444             --
Payable for policy-related transactions ..........          --              --         66,165
                                                    ----------     -----------    -----------
  Total liabilities ..............................          --         115,444         66,165
                                                    ----------     -----------    -----------
Net Assets .......................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Net Assets:
Accumulation Units ...............................   2,193,826      20,674,535     68,871,623
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      62,697         172,797        439,131
                                                    ----------     -----------    -----------
Total net assets .................................  $2,256,523     $20,847,332    $69,310,754
                                                    ==========     ===========    ===========
Investments in shares of The Trusts, at cost .....  $2,060,830     $17,014,259    $50,266,468
The Trusts shares held
 Class A .........................................          --              --             --
 Class B .........................................     172,720       1,670,832      5,538,427



                                                     EQ/Capital                                       EQ/Evergreen
                                                      Guardian    EQ/Caywood-Scholl     EQ/Equity     International
                                                    U.S. Equity    High Yield Bond      500 Index         Bond
                                                   ------------- ------------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $42,962,656       $1,814,983      $148,945,573      $211,924
Receivable for The Trusts shares sold ............       53,508               --            67,891            --
Receivable for policy-related transactions .......           --               --                --            --
                                                    -----------       ----------      ------------      --------
  Total assets ...................................   43,016,164        1,814,983       149,013,464       211,924
                                                    -----------       ----------      ------------      --------
Liabilities:
Payable for The Trusts shares purchased ..........           --               --                --            --
Payable for policy-related transactions ..........       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
  Total liabilities ..............................       53,508               --            67,891            --
                                                    -----------       ----------      ------------      --------
Net Assets .......................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Net Assets:
Accumulation Units ...............................   42,837,682        1,806,444       148,550,276       211,711
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      124,974            8,539           395,297           213
                                                    -----------       ----------      ------------      --------
Total net assets .................................  $42,962,656       $1,814,983      $148,945,573      $211,924
                                                    ===========       ==========      ============      ========
Investments in shares of The Trusts, at cost .....  $35,305,700       $1,890,666      $151,735,628      $212,444
The Trusts shares held
 Class A .........................................           --               --                --            --
 Class B .........................................    3,724,867          398,400         6,363,364        21,698

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                      EQ/FI
                                                    EQ/Evergreen       EQ/FI         Mid Cap
                                                        Omega         Mid Cap         Value
                                                   -------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $10,280,315    $81,994,615    $158,231,052
Receivable for The Trusts shares sold ............          324             --              --
Receivable for policy-related transactions .......           --        517,881          35,725
                                                    -----------    -----------    ------------
  Total assets ...................................   10,280,639     82,512,496     158,266,777
                                                    -----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........           --        517,881          35,725
Payable for policy-related transactions ..........          324             --              --
                                                    -----------    -----------    ------------
  Total liabilities ..............................          324        517,881          35,725
                                                    -----------    -----------    ------------
Net Assets .......................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Net Assets:
Accumulation Units ...............................   10,127,586     81,842,275     158,052,431
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................      152,729        152,340         178,621
                                                    -----------    -----------    ------------
Total net assets .................................  $10,280,315    $81,994,615    $158,231,052
                                                    ===========    ===========    ============
Investments in shares of The Trusts, at cost .....  $ 9,321,694    $74,085,536    $137,816,179
The Trusts shares held
 Class A .........................................           --             --              --
 Class B .........................................    1,138,617      7,993,578      11,343,984



                                                      EQ/GAMCO        EQ/GAMCO                          EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth           Growth
                                                   -------------- --------------- ------------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $5,674,653     $11,011,374        $617,093       $22,005,681
Receivable for The Trusts shares sold ............           16              --              --             3,613
Receivable for policy-related transactions .......           --           7,501              --                --
                                                     ----------     -----------        --------       -----------
  Total assets ...................................    5,674,669      11,018,875         617,093        22,009,294
                                                     ----------     -----------        --------       -----------
Liabilities:
Payable for The Trusts shares purchased ..........           --           7,501              --                --
Payable for policy-related transactions ..........           16              --              --             3,613
                                                     ----------     -----------        --------       -----------
  Total liabilities ..............................           16           7,501              --             3,613
                                                     ----------     -----------        --------       -----------
Net Assets .......................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Net Assets:
Accumulation Units ...............................    5,666,625      10,971,322         615,224        21,903,063
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        8,028          40,052           1,869           102,618
                                                     ----------     -----------        --------       -----------
Total net assets .................................   $5,674,653     $11,011,374        $617,093       $22,005,681
                                                     ==========     ===========        ========       ===========
Investments in shares of The Trusts, at cost .....   $5,724,232     $11,352,907        $582,878       $18,606,217
The Trusts shares held
 Class A .........................................           --              --              --                --
 Class B .........................................      488,892         409,206         118,452         3,222,228

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $59,267,277    $36,053,381    $46,342,914
Receivable for The Trusts shares sold ............           --          7,842             --
Receivable for policy-related transactions .......      250,314         71,835         95,038
                                                    -----------    -----------    -----------
  Total assets ...................................   59,517,591     36,133,058     46,437,952
                                                    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........      250,314             --         95,038
Payable for policy-related transactions ..........           --             --             --
                                                    -----------    -----------    -----------
  Total liabilities ..............................      250,314             --         95,038
                                                    -----------    -----------    -----------
Net Assets .......................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Net Assets:
Accumulation Units ...............................   59,245,065     36,133,058     46,248,880
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       22,212             --         94,034
                                                    -----------    -----------    -----------
Total net assets .................................  $59,267,277    $36,133,058    $46,342,914
                                                    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $60,913,384    $31,913,725    $45,449,186
The Trusts shares held
 Class A .........................................           --             --             --
 Class B .........................................    5,384,944      2,858,513      3,464,506



                                                                                  EQ/Lord Abbett
                                                    EQ/Legg Mason     EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity    Term Bond        Income       Large Cap Core
                                                   --------------- ------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $651,404     $3,270,462       $777,000         $618,028
Receivable for The Trusts shares sold ............           --             --             --                2
Receivable for policy-related transactions .......           --        147,010         49,797               --
                                                       --------     ----------       --------         --------
  Total assets ...................................      651,404      3,417,472        826,797          618,030
                                                       --------     ----------       --------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           --        147,010         49,797               --
Payable for policy-related transactions ..........           --             --             --                2
                                                       --------     ----------       --------         --------
  Total liabilities ..............................           --        147,010         49,797                2
                                                       --------     ----------       --------         --------
Net Assets .......................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Net Assets:
Accumulation Units ...............................      650,372      3,255,266        773,531          615,045
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        1,032         15,196          3,469            2,983
                                                       --------     ----------       --------         --------
Total net assets .................................     $651,404     $3,270,462       $777,000         $618,028
                                                       ========     ==========       ========         ========
Investments in shares of The Trusts, at cost .....     $639,160     $3,336,584       $759,357         $604,677
The Trusts shares held
 Class A .........................................           --             --             --               --
 Class B .........................................       62,215        241,391         72,747           57,785

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                        Value           Focus          Equity
                                                   --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value     $7,620,014    $68,334,702    $154,142,977
Receivable for The Trusts shares sold ............         2,795             --              --
Receivable for policy-related transactions .......            --        315,679          53,393
                                                      ----------    -----------    ------------
  Total assets ...................................     7,622,809     68,650,381     154,196,370
                                                      ----------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --        315,679          53,393
Payable for policy-related transactions ..........         2,795             --              --
                                                      ----------    -----------    ------------
  Total liabilities ..............................         2,795        315,679          53,393
                                                      ----------    -----------    ------------
Net Assets .......................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Net Assets:
Accumulation Units ...............................     7,581,427     68,290,386     153,656,835
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        38,587         44,316         486,142
                                                      ----------    -----------    ------------
Total net assets .................................    $7,620,014    $68,334,702    $154,142,977
                                                      ==========    ===========    ============
Investments in shares of The Trusts, at cost .....    $7,433,940    $54,691,799    $138,984,513
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................       675,096      4,340,141      10,216,507



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth     Investors       EQ/Money
                                                        Value          Companies          Trust          Market
                                                   --------------- ----------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $70,658,429      $103,035,803    $14,227,540    $117,074,877
Receivable for The Trusts shares sold ............        65,568            54,762          5,082         601,792
Receivable for policy-related transactions .......            --                --             --              --
                                                     -----------      ------------    -----------    ------------
  Total assets ...................................    70,723,997       103,090,565     14,232,622     117,676,669
                                                     -----------      ------------    -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --                --             --              --
Payable for policy-related transactions ..........        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
  Total liabilities ..............................        65,568            54,762          5,082         601,792
                                                     -----------      ------------    -----------    ------------
Net Assets .......................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Net Assets:
Accumulation Units ...............................    70,590,525       102,814,600     14,051,377     116,944,309
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................        67,904           221,203        176,163         130,568
                                                     -----------      ------------    -----------    ------------
Total net assets .................................   $70,658,429      $103,035,803    $14,227,540    $117,074,877
                                                     ===========      ============    ===========    ============
Investments in shares of The Trusts, at cost .....   $54,798,310      $149,363,631    $12,558,688    $117,450,884
The Trusts shares held
 Class A .........................................            --                --             --       7,271,925
 Class B .........................................     4,975,375         7,211,151      1,408,395     109,814,106

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell     EQ/PIMCO       EQ/Short
                                                           Growth          Real Return   Duration Bond
                                                   ---------------------- ------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $1,382,063        $7,787,393      $2,302,331
Receivable for The Trusts shares sold ............               --                --              --
Receivable for policy-related transactions .......               --             2,876           6,421
                                                         ----------        ----------      ----------
  Total assets ...................................        1,382,063         7,790,269       2,308,752
                                                         ----------        ----------      ----------
Liabilities:
Payable for The Trusts shares purchased ..........               --             2,876           6,421
Payable for policy-related transactions ..........               --                --              --
                                                         ----------        ----------      ----------
  Total liabilities ..............................               --             2,876           6,421
                                                         ----------        ----------      ----------
Net Assets .......................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Net Assets:
Accumulation Units ...............................        1,371,225         7,761,323       2,289,030
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           10,838            26,070          13,301
                                                         ----------        ----------      ----------
Total net assets .................................       $1,382,063        $7,787,393      $2,302,331
                                                         ==========        ==========      ==========
Investments in shares of The Trusts, at cost .....       $1,339,836        $7,939,212      $2,315,423
The Trusts shares held
 Class A .........................................               --                --              --
 Class B .........................................          273,213           767,762         231,500



                                                                                    EQ/UBS
                                                       EQ/Small        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Company Index      Equity       Income       Comstock
                                                   --------------- ------------- ------------ --------------
Assets:
Investment in shares of The Trusts, at fair value    $34,492,316    $1,961,636    $2,068,195    $7,484,499
Receivable for The Trusts shares sold ............         5,492        22,898            --        32,517
Receivable for policy-related transactions .......            --            --            --            --
                                                     -----------    ----------    ----------    ----------
  Total assets ...................................    34,497,808     1,984,534     2,068,195     7,517,016
                                                     -----------    ----------    ----------    ----------
Liabilities:
Payable for The Trusts shares purchased ..........            --            --            --            --
Payable for policy-related transactions ..........         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
  Total liabilities ..............................         5,492        22,898            --        32,517
                                                     -----------    ----------    ----------    ----------
Net Assets .......................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Net Assets:
Accumulation Units ...............................    34,342,124     1,941,963     2,058,016     7,466,205
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................       150,192        19,673        10,179        18,294
                                                     -----------    ----------    ----------    ----------
Total net assets .................................   $34,492,316    $1,961,636    $2,068,195    $7,484,499
                                                     ===========    ==========    ==========    ==========
Investments in shares of The Trusts, at cost .....   $29,941,091    $1,793,081    $2,012,581    $7,273,086
The Trusts shares held
 Class A .........................................            --            --            --            --
 Class B .........................................     2,953,603        88,791       343,641       716,760

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity              Growth           Small Cap
                                                     ------------------   ---------------   ----------------
Assets:
Investment in shares of The Trusts, at fair value        $80,168,025         $2,074,108         $285,312
Receivable for The Trusts shares sold ............                --                 --               --
Receivable for policy-related transactions .......           111,015              1,091               --
                                                         -----------         ----------         --------
  Total assets ...................................        80,279,040          2,075,199          285,312
                                                         -----------         ----------         --------
Liabilities:
Payable for The Trusts shares purchased ..........           111,015              1,091               --
Payable for policy-related transactions ..........                --                 --               --
                                                         -----------         ----------         --------
  Total liabilities ..............................           111,015              1,091               --
                                                         -----------         ----------         --------
Net Assets .......................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Net Assets:
Accumulation Units ...............................        79,753,535          2,065,618          283,829
Retained by AXA Equitable in Separate Account
 No. 45 ..........................................           414,490              8,490            1,483
                                                         -----------         ----------         --------
Total net assets .................................       $80,168,025         $2,074,108         $285,312
                                                         ===========         ==========         ========
Investments in shares of The Trusts, at cost .....       $53,180,435         $1,967,706         $289,386
The Trusts shares held
 Class A .........................................                --                 --               --
 Class B .........................................         6,228,927            166,129           25,102

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005




                                                Contract charges     Unit Value     Units Outstanding (000's)
                                               ------------------   ------------   --------------------------
AXA Aggressive Allocation ..................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation ..................     Class B 1.15%        $ 11.36                   109
AXA Aggressive Allocation ..................     Class B 1.35%        $ 11.32                   285
AXA Aggressive Allocation ..................     Class B 1.55%        $ 11.28                   106
AXA Aggressive Allocation ..................     Class B 1.60%        $ 11.26                    92
AXA Aggressive Allocation ..................     Class B 1.70%        $ 12.45                    10

AXA Conservative Allocation ................     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ................     Class B 1.15%        $ 10.44                   226
AXA Conservative Allocation ................     Class B 1.35%        $ 10.40                   285
AXA Conservative Allocation ................     Class B 1.55%        $ 10.36                   254
AXA Conservative Allocation ................     Class B 1.60%        $ 10.35                   168
AXA Conservative Allocation ................     Class B 1.70%        $ 10.82                     6

AXA Conservative-Plus Allocation ...........     Class B 0.50%        $ 10.76                    15
AXA Conservative-Plus Allocation ...........     Class B 1.15%        $ 10.63                   114
AXA Conservative-Plus Allocation ...........     Class B 1.35%        $ 10.59                   367
AXA Conservative-Plus Allocation ...........     Class B 1.55%        $ 10.55                   360
AXA Conservative-Plus Allocation ...........     Class B 1.60%        $ 10.54                   397
AXA Conservative-Plus Allocation ...........     Class B 1.70%        $ 11.19                    --

AXA Moderate Allocation ....................     Class A 1.15%        $ 50.07                   703
AXA Moderate Allocation ....................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ....................     Class B 1.15%        $ 47.62                   971
AXA Moderate Allocation ....................     Class B 1.35%        $ 45.74                 2,919
AXA Moderate Allocation ....................     Class B 1.55%        $ 43.93                 2,273
AXA Moderate Allocation ....................     Class B 1.60%        $ 43.48                 1,301
AXA Moderate Allocation ....................     Class B 1.70%        $ 42.61                    33

AXA Moderate-Plus Allocation ...............     Class B 0.50%        $ 11.37                    29
AXA Moderate-Plus Allocation ...............     Class B 1.15%        $ 11.23                   728
AXA Moderate-Plus Allocation ...............     Class B 1.35%        $ 11.19                   711
AXA Moderate-Plus Allocation ...............     Class B 1.55%        $ 11.15                   789
AXA Moderate-Plus Allocation ...............     Class B 1.60%        $ 11.14                   408
AXA Moderate-Plus Allocation ...............     Class B 1.70%        $ 12.28                     4

AXA Premier VIP Aggressive Equity ..........     Class A 1.15%        $ 61.29                   270
AXA Premier VIP Aggressive Equity ..........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity ..........     Class B 1.15%        $ 59.89                   234
AXA Premier VIP Aggressive Equity ..........     Class B 1.35%        $ 57.52                   284
AXA Premier VIP Aggressive Equity ..........     Class B 1.55%        $ 55.24                    76
AXA Premier VIP Aggressive Equity ..........     Class B 1.60%        $ 54.68                    62
AXA Premier VIP Aggressive Equity ..........     Class B 1.70%        $ 53.59                     2

AXA Premier VIP Core Bond ..................     Class B 0.50%        $ 11.63                     2
AXA Premier VIP Core Bond ..................     Class B 1.15%        $ 11.33                   490
AXA Premier VIP Core Bond ..................     Class B 1.35%        $ 11.24                 1,030
AXA Premier VIP Core Bond ..................     Class B 1.55%        $ 11.14                 1,554
AXA Premier VIP Core Bond ..................     Class B 1.60%        $ 11.12                 1,033
AXA Premier VIP Core Bond ..................     Class B 1.70%        $ 11.08                     8

AXA Premier VIP Health Care ................     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ................     Class B 1.15%        $ 11.75                   216
AXA Premier VIP Health Care ................     Class B 1.35%        $ 11.65                   460
AXA Premier VIP Health Care ................     Class B 1.55%        $ 11.56                   462
AXA Premier VIP Health Care ................     Class B 1.60%        $ 11.53                   269
AXA Premier VIP Health Care ................     Class B 1.70%        $ 11.49                    11

AXA Premier VIP High Yield .................     Class A 1.15%        $ 31.86                   110
AXA Premier VIP High Yield .................     Class B 0.50%        $ 35.26                     1
AXA Premier VIP High Yield .................     Class B 1.15%        $ 31.13                   449
AXA Premier VIP High Yield .................     Class B 1.35%        $ 29.95                 1,125
AXA Premier VIP High Yield .................     Class B 1.55%        $ 28.82                 1,045

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.60%       $  28.55                   558
AXA Premier VIP High Yield ....................     Class B 1.70%       $  28.00                    13

AXA Premier VIP International Equity ..........     Class B 0.50%       $  14.18                    --
AXA Premier VIP International Equity ..........     Class B 1.15%       $  13.81                   260
AXA Premier VIP International Equity ..........     Class B 1.35%       $  13.70                   462
AXA Premier VIP International Equity ..........     Class B 1.55%       $  13.59                   462
AXA Premier VIP International Equity ..........     Class B 1.60%       $  13.57                   423
AXA Premier VIP International Equity ..........     Class B 1.70%       $  13.51                     1

AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%       $  11.39                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 1.15%       $  11.09                   131
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%       $  11.00                   181
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%       $  10.92                   332
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%       $  10.89                   208
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%       $  10.85                     1

AXA Premier VIP Large Cap Growth ..............     Class B 0.50%       $  10.10                     1
AXA Premier VIP Large Cap Growth ..............     Class B 1.15%       $   9.84                   270
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%       $   9.76                   424
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%       $   9.68                   600
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%       $   9.66                   356
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%       $   9.62                    26

AXA Premier VIP Large Cap Value ...............     Class B 0.50%       $  12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 1.15%       $  12.30                   296
AXA Premier VIP Large Cap Value ...............     Class B 1.35%       $  12.20                   544
AXA Premier VIP Large Cap Value ...............     Class B 1.55%       $  12.10                   635
AXA Premier VIP Large Cap Value ...............     Class B 1.60%       $  12.07                   300
AXA Premier VIP Large Cap Value ...............     Class B 1.70%       $  12.02                    44

AXA Premier VIP Mid Cap Growth ................     Class B 0.50%       $  10.46                     1
AXA Premier VIP Mid Cap Growth ................     Class B 1.15%       $  10.19                   324
AXA Premier VIP Mid Cap Growth ................     Class B 1.35%       $  10.11                   629
AXA Premier VIP Mid Cap Growth ................     Class B 1.55%       $  10.03                   975
AXA Premier VIP Mid Cap Growth ................     Class B 1.60%       $  10.01                   460
AXA Premier VIP Mid Cap Growth ................     Class B 1.70%       $   9.96                     4

AXA Premier VIP Mid Cap Value .................     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value .................     Class B 1.15%       $  12.40                   332
AXA Premier VIP Mid Cap Value .................     Class B 1.35%       $  12.30                   605
AXA Premier VIP Mid Cap Value .................     Class B 1.55%       $  12.20                   774
AXA Premier VIP Mid Cap Value .................     Class B 1.60%       $  12.18                   425
AXA Premier VIP Mid Cap Value .................     Class B 1.70%       $  12.13                    28

AXA Premier VIP Technology ....................     Class B 0.50%       $  10.36                    15
AXA Premier VIP Technology ....................     Class B 1.15%       $  10.09                   382
AXA Premier VIP Technology ....................     Class B 1.35%       $  10.01                   854
AXA Premier VIP Technology ....................     Class B 1.55%       $   9.93                 1,869
AXA Premier VIP Technology ....................     Class B 1.60%       $   9.91                 1,089
AXA Premier VIP Technology ....................     Class B 1.70%       $   9.87                    14

EQ/Alliance Common Stock ......................     Class A 1.15%       $ 266.03                   322
EQ/Alliance Common Stock ......................     Class B 0.50%       $ 316.20                    10
EQ/Alliance Common Stock ......................     Class B 1.15%       $ 259.92                   457
EQ/Alliance Common Stock ......................     Class B 1.35%       $ 244.64                   900
EQ/Alliance Common Stock ......................     Class B 1.55%       $ 230.23                   422
EQ/Alliance Common Stock ......................     Class B 1.60%       $ 226.77                   244
EQ/Alliance Common Stock ......................     Class B 1.70%       $ 219.99                     3

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class A 1.15%        $ 30.84                 1,397
EQ/Alliance Growth and Income ..........................     Class B 0.50%        $ 32.70                     3
EQ/Alliance Growth and Income ..........................     Class B 1.15%        $ 30.18                 1,868
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                 4,575
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                 4,120
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 1,975
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                    29

EQ/Alliance Intermediate Government Securities .........     Class A 1.15%        $ 19.61                   293
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                     5
EQ/Alliance Intermediate Government Securities .........     Class B 1.15%        $ 19.19                   563
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,771
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                 2,944
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 1,833
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                    40

EQ/Alliance International ..............................     Class A 1.15%        $ 15.81                 1,271
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                     1
EQ/Alliance International ..............................     Class B 1.15%        $ 15.45                 1,246
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 3,477
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 3,745
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 1,665
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                    10

EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                     1
EQ/Alliance Large Cap Growth ...........................     Class B 1.15%        $  7.22                 1,173
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 5,346
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 4,648
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                 2,818
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                    17

EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                     6
EQ/Alliance Quality Bond ...............................     Class B 1.15%        $ 16.40                   287
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   489
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   490
EQ/Alliance Quality Bond ...............................     Class B 1.60%        $ 15.50                   296
EQ/Alliance Quality Bond ...............................     Class B 1.70%        $ 15.31                    14

EQ/Alliance Small Cap Growth ...........................     Class A 1.15%        $ 17.56                   365
EQ/Alliance Small Cap Growth ...........................     Class B 0.50%        $ 18.20                     3
EQ/Alliance Small Cap Growth ...........................     Class B 1.15%        $ 17.20                 1,163
EQ/Alliance Small Cap Growth ...........................     Class B 1.35%        $ 16.90                 1,468
EQ/Alliance Small Cap Growth ...........................     Class B 1.55%        $ 16.60                 2,668
EQ/Alliance Small Cap Growth ...........................     Class B 1.60%        $ 16.53                 1,099
EQ/Alliance Small Cap Growth ...........................     Class B 1.70%        $ 16.39                    18

EQ/Ariel Appreciation II ...............................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II ...............................     Class B 1.15%        $ 10.37                     2
EQ/Ariel Appreciation II ...............................     Class B 1.35%        $ 10.49                    12
EQ/Ariel Appreciation II ...............................     Class B 1.55%        $ 10.36                     4
EQ/Ariel Appreciation II ...............................     Class B 1.60%        $ 10.36                     5
EQ/Ariel Appreciation II ...............................     Class B 1.70%        $ 10.35                    --

EQ/Bear Stearns Small Company Growth ...................     Class B 0.50%        $  8.59                     4
EQ/Bear Stearns Small Company Growth ...................     Class B 1.15%        $  8.20                    70
EQ/Bear Stearns Small Company Growth ...................     Class B 1.35%        $  8.09                   189
EQ/Bear Stearns Small Company Growth ...................     Class B 1.55%        $  7.97                   117
EQ/Bear Stearns Small Company Growth ...................     Class B 1.60%        $  7.94                    61
EQ/Bear Stearns Small Company Growth ...................     Class B 1.70%        $  7.89                    --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 0.50%        $ 16.05                     5
EQ/Bernstein Diversified Value ............     Class B 1.15%        $ 15.23                 2,290
EQ/Bernstein Diversified Value ............     Class B 1.35%        $ 14.99                 3,057
EQ/Bernstein Diversified Value ............     Class B 1.55%        $ 14.75                 3,256
EQ/Bernstein Diversified Value ............     Class B 1.60%        $ 14.69                 1,617
EQ/Bernstein Diversified Value ............     Class B 1.70%        $ 14.57                    35

EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 1.15%        $  6.01                   367
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   768
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   632
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                   387
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                    --

EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 1.15%        $  8.82                    12
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                    54
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    52
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                    10
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                     2

EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                     1
EQ/Capital Guardian Growth ................     Class B 1.15%        $ 12.60                    28
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                    45
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                    60
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                    45
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                    --

EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                   344
EQ/Capital Guardian International .........     Class B 1.15%        $ 12.51                   233
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                   525
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                   366
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                   191
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                    --

EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 1.15%        $ 11.99                 1,232
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                 2,382
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 1,450
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                   775
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                    --

EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                     2
EQ/Capital Guardian U.S. Equity ...........     Class B 1.15%        $ 11.76                   591
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 1,079
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 1,339
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                   703
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                     1

EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.15%        $ 10.41                    25
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    56
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    53
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                    40
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    --

EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                     3
EQ/Equity 500 Index .......................     Class B 1.15%        $ 27.04                   717
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 2,703
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 1,369
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                   864
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                    12

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 1.15%        $  9.75                     5
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                     8
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.74                     4
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.74                     1

EQ/Evergreen Omega ........................     Class B 0.50%        $  9.07                     2
EQ/Evergreen Omega ........................     Class B 1.15%        $  8.66                   149
EQ/Evergreen Omega ........................     Class B 1.35%        $  8.54                   365
EQ/Evergreen Omega ........................     Class B 1.55%        $  8.42                   488
EQ/Evergreen Omega ........................     Class B 1.60%        $  8.39                   190
EQ/Evergreen Omega ........................     Class B 1.70%        $  8.33                    --

EQ/FI Mid Cap .............................     Class B 0.50%        $ 12.23                   324
EQ/FI Mid Cap .............................     Class B 1.15%        $ 11.81                   750
EQ/FI Mid Cap .............................     Class B 1.35%        $ 11.69                 1,652
EQ/FI Mid Cap .............................     Class B 1.55%        $ 11.56                 2,857
EQ/FI Mid Cap .............................     Class B 1.60%        $ 11.53                 1,412
EQ/FI Mid Cap .............................     Class B 1.70%        $ 11.47                    35

EQ/FI Mid Cap Value .......................     Class B 0.50%        $ 17.04                   215
EQ/FI Mid Cap Value .......................     Class B 1.15%        $ 16.10                 1,833
EQ/FI Mid Cap Value .......................     Class B 1.35%        $ 15.82                 2,355
EQ/FI Mid Cap Value .......................     Class B 1.55%        $ 15.54                 3,954
EQ/FI Mid Cap Value .......................     Class B 1.60%        $ 15.47                 1,673
EQ/FI Mid Cap Value .......................     Class B 1.70%        $ 15.34                    19

EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 10.56                   301
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.15%        $ 10.52                   132
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 10.50                    53
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 10.49                    33
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 10.49                    19
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 10.48                    --

EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value ..............     Class B 1.15%        $ 24.30                    71
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 23.46                   184
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 22.64                   129
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 22.44                    89
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 22.05                     1

EQ/International Growth ...................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ...................     Class B 1.15%        $ 11.51                    13
EQ/International Growth ...................     Class B 1.35%        $ 11.50                    31
EQ/International Growth ...................     Class B 1.55%        $ 11.48                     7
EQ/International Growth ...................     Class B 1.60%        $ 11.48                     3
EQ/International Growth ...................     Class B 1.70%        $ 11.47                    --

EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.67                     3
EQ/Janus Large Cap Growth .................     Class B 1.15%        $  6.45                   185
EQ/Janus Large Cap Growth .................     Class B 1.35%        $  6.38                   569
EQ/Janus Large Cap Growth .................     Class B 1.55%        $  6.31                 1,733
EQ/Janus Large Cap Growth .................     Class B 1.60%        $  6.29                   970
EQ/Janus Large Cap Growth .................     Class B 1.70%        $  6.26                     5

EQ/JPMorgan Core Bond .....................     Class B 0.50%        $ 14.95                     9
EQ/JPMorgan Core Bond .....................     Class B 1.15%        $ 14.19                   688
EQ/JPMorgan Core Bond .....................     Class B 1.35%        $ 13.96                 1,223
EQ/JPMorgan Core Bond .....................     Class B 1.55%        $ 13.73                 1,399
EQ/JPMorgan Core Bond .....................     Class B 1.60%        $ 13.68                   943
EQ/JPMorgan Core Bond .....................     Class B 1.70%        $ 13.57                    12

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 1.15%        $ 13.77                   747
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                 1,142
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                   466
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                   305
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                    11

EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                     2
EQ/Lazard Small Cap Value ................     Class B 1.15%        $ 17.45                   485
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                   919
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                   796
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                   502
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                     5

EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 1.15%        $ 10.65                     7
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    28
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                    20
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                     6
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                    --

EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 1.15%        $ 10.01                    69
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    93
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                   109
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                    55
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                    --

EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.15%        $ 10.61                    18
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    26
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    16
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                    13
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    --

EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.15%        $ 10.58                     8
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    24
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                     5
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                    21
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    --

EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.15%        $ 11.16                   199
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   240
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   140
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   102
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                     1

EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                     8
EQ/Marsico Focus .........................     Class B 1.15%        $ 15.37                   736
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 1,644
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,386
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                   712
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                     8

EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                     7
EQ/Mercury Basic Value Equity ............     Class B 1.15%        $ 20.63                 1,488
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 2,720
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 2,336
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 1,046
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                    19

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                     4
EQ/Mercury International Value ...........     Class B 1.15%        $ 18.80                   814
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 1,346
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 1,158
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                   514
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                     3

EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 1.15%        $ 14.44                 1,226
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 3,663
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 1,421
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                   958
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                     1

EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                     2
EQ/MFS Investors Trust ...................     Class B 1.15%        $  9.63                   103
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                   551
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                   507
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                   328
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                    --

EQ/Money Market ..........................     Class A 1.15%        $ 30.59                   238
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                    20
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                     1
EQ/Money Market ..........................     Class B 1.15%        $ 29.98                   401
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 1,076
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,196
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 1,247
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                     8

EQ/Montag & Caldwell Growth ..............     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth ..............     Class B 1.15%        $  4.68                    54
EQ/Montag & Caldwell Growth ..............     Class B 1.35%        $  4.61                   143
EQ/Montag & Caldwell Growth ..............     Class B 1.55%        $  4.54                    58
EQ/Montag & Caldwell Growth ..............     Class B 1.60%        $  4.53                    43
EQ/Montag & Caldwell Growth ..............     Class B 1.70%        $  4.49                    --

EQ/PIMCO Real Return .....................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return .....................     Class B 1.15%        $  9.95                   161
EQ/PIMCO Real Return .....................     Class B 1.35%        $  9.93                   253
EQ/PIMCO Real Return .....................     Class B 1.55%        $  9.92                   248
EQ/PIMCO Real Return .....................     Class B 1.60%        $  9.92                   120
EQ/PIMCO Real Return .....................     Class B 1.70%        $  9.91                    --

EQ/Short Duration Bond ...................     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ...................     Class B 1.15%        $  9.99                    47
EQ/Short Duration Bond ...................     Class B 1.35%        $  9.98                    76
EQ/Short Duration Bond ...................     Class B 1.55%        $  9.97                    80
EQ/Short Duration Bond ...................     Class B 1.60%        $  9.96                    25
EQ/Short Duration Bond ...................     Class B 1.70%        $  9.96                    --

EQ/Small Company Index ...................     Class B 0.50%        $ 15.81                     2
EQ/Small Company Index ...................     Class B 1.15%        $ 15.00                   382
EQ/Small Company Index ...................     Class B 1.35%        $ 14.76                   914
EQ/Small Company Index ...................     Class B 1.55%        $ 14.52                   710
EQ/Small Company Index ...................     Class B 1.60%        $ 14.46                   325
EQ/Small Company Index ...................     Class B 1.70%        $ 14.35                     5

EQ/TCW Equity ............................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity ............................     Class B 1.15%        $ 18.06                    12
EQ/TCW Equity ............................     Class B 1.35%        $ 17.43                    46
EQ/TCW Equity ............................     Class B 1.55%        $ 16.83                    41

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                    14
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    --

EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 1.15%        $  5.63                   117
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   114
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   107
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                    33
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    --

EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                   303
EQ/Van Kampen Comstock ........................     Class B 1.15%        $ 10.44                   129
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   157
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                    85
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                    40
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                    --

EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    12
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.15%        $ 14.18                 1,010
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 2,131
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                   929
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                     1

EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.15%        $ 12.39                    31
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    68
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    36
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 12.35                    33
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 12.34                    --

EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.15%        $ 11.92                     3
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 11.90                     7
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 11.89                     8
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 11.88                     6


                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                               AXA
                                                    AXA Aggressive   AXA Conservative   Conservative-Plus
                                                      Allocation        Allocation          Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $231,178        $   328,721         $   439,420
 Expenses:
  Asset-based charges ............................       54,921            110,815             149,212
                                                       --------        -----------         -----------
Net Investment Income (Loss) .....................      176,257            217,906             290,208
                                                       --------        -----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       64,087             60,499             134,871
  Realized gain distribution from The Trusts .....           --             18,362              34,458
                                                       --------        -----------         -----------
 Net realized gain (loss) ........................       64,087             78,861             169,329
                                                       --------        -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      218,150           (161,142)           (177,178)
                                                       --------        -----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      282,237            (82,281)             (7,849)
                                                       --------        -----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $458,494        $   135,625         $   282,359
                                                       ========        ===========         ===========



                                                                        AXA          AXA Premier
                                                    AXA Moderate   Moderate-Plus   VIP Aggressive    AXA Premier
                                                     Allocation      Allocation        Equity       VIP Core Bond
                                                   -------------- --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  8,823,268     $1,022,965    $          --     $1,718,791
 Expenses:
  Asset-based charges ............................     4,965,437        289,790          690,354        733,194
                                                    ------------     ----------    -------------     ----------
Net Investment Income (Loss) .....................     3,857,831        733,175         (690,354)       985,597
                                                    ------------     ----------    -------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    10,393,125        267,860       (3,255,569)       127,560
  Realized gain distribution from The Trusts .....            --             --               --             --
                                                    ------------     ----------    -------------     ----------
 Net realized gain (loss) ........................    10,393,125        267,860       (3,255,569)       127,560
                                                    ------------     ----------    -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (1,652,233)       489,012        7,291,199       (981,658)
                                                    ------------     ----------    -------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     8,740,892        756,872        4,035,630       (854,098)
                                                    ------------     ----------    -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 12,598,723     $1,490,047    $   3,345,276     $  131,499
                                                    ============     ==========    =============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                          AXA Premier
                                                      AXA Premier       AXA Premier    VIP International
                                                    VIP Health Care   VIP High Yield         Equity
                                                   ----------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   394,242     $   7,473,589       $  781,729
 Expenses:
  Asset-based charges ............................        225,810         1,474,318          289,989
                                                      -----------     -------------       ----------
Net Investment Income (Loss) .....................        168,432         5,999,271          491,740
                                                      -----------     -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        932,413        (1,733,415)       1,499,222
  Realized gain distribution from The Trusts .....        426,768                --          744,587
                                                      -----------     -------------       ----------
 Net realized gain (loss) ........................      1,359,181        (1,733,415)       2,243,809
                                                      -----------     -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (731,101)       (2,709,617)         (11,442)
                                                      -----------     -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        628,080        (4,443,032)       2,232,367
                                                      -----------     -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   796,512     $   1,556,239       $2,724,107
                                                      ===========     =============       ==========



                                                      AXA Premier     AXA Premier   AXA Premier    AXA Premier
                                                       VIP Large       VIP Large     VIP Large       VIP Mid
                                                    Cap Core Equity    Cap Growth    Cap Value      Cap Growth
                                                   ----------------- ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  74,700      $        --   $  613,274    $     375,698
 Expenses:
  Asset-based charges ............................       112,207          236,378      309,650          346,571
                                                       ---------      -----------   ----------    -------------
Net Investment Income (Loss) .....................       (37,507)        (236,378)     303,624           29,127
                                                       ---------      -----------   ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       291,555          888,470    1,328,659        1,203,522
  Realized gain distribution from The Trusts .....       174,585               --      487,384        2,771,194
                                                       ---------      -----------   ----------    -------------
 Net realized gain (loss) ........................       466,140          888,470    1,816,043        3,974,716
                                                       ---------      -----------   ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        74,892          277,447     (955,641)      (2,524,332)
                                                       ---------      -----------   ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       541,032        1,165,917      860,402        1,450,384
                                                       ---------      -----------   ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 503,525      $   929,539   $1,164,026    $   1,479,511
                                                       =========      ===========   ==========    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                     AXA Premier
                                                     VIP Mid Cap      AXA Premier      EQ/Alliance
                                                        Value       VIP Technology    Common Stock
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   1,843,955             --     $    4,900,153
 Expenses:
  Asset-based charges ............................        419,212        614,713          8,026,419
                                                    -------------        -------     --------------
Net Investment Income (Loss) .....................      1,424,743       (614,713)        (3,126,266)
                                                    -------------       --------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      3,700,804      1,176,811        (25,942,584)
  Realized gain distribution from The Trusts .....      4,017,845             --                 --
                                                    -------------      ---------     --------------
 Net realized gain (loss) ........................      7,718,649      1,176,811        (25,942,584)
                                                    -------------      ---------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,710,276)     2,986,697         43,958,688
                                                    -------------      ---------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          8,373      4,163,508         18,016,104
                                                    -------------      ---------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,433,116     $3,548,795     $   14,889,838
                                                    =============     ==========     ==============



                                                                     EQ/Alliance
                                                     EQ/Alliance     Intermediate                    EQ/Alliance
                                                      Growth and      Government     EQ/Alliance      Large Cap
                                                        Income        Securities    International       Growth
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  4,215,968    $   4,820,015    $ 2,437,320    $         --
 Expenses:
  Asset-based charges ............................     5,979,693        2,242,086      2,267,505       1,342,331
                                                    ------------    -------------    -----------    ------------
Net Investment Income (Loss) .....................    (1,763,725)       2,577,929        169,815      (1,342,331)
                                                    ------------    -------------    -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     5,637,618          106,434      6,807,540      (9,239,909)
  Realized gain distribution from The Trusts .....    12,336,230               --             --              --
                                                    ------------    -------------    -----------    ------------
 Net realized gain (loss) ........................    17,973,848          106,434      6,807,540      (9,239,909)
                                                    ------------    -------------    -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       243,614       (3,068,521)    14,017,000      21,912,448
                                                    ------------    -------------    -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    18,217,462       (2,962,087)    20,824,540      12,672,539
                                                    ------------    -------------    -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 16,453,737    $    (384,158)   $20,994,355    $ 11,330,208
                                                    ============    =============    ===========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                    EQ/Alliance
                                                     EQ/Alliance     Small Cap         EQ/Ariel
                                                    Quality Bond       Growth      Appreciation II
                                                   -------------- --------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   970,154              --         $  363
 Expenses:
  Asset-based charges ............................      359,402       1,571,594            352
                                                    -----------       ---------         ------
Net Investment Income (Loss) .....................      610,752      (1,571,594)            11
                                                    -----------      ----------         ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (12,695)      1,254,350             10
  Realized gain distribution from The Trusts .....           --              --             --
                                                    -----------      ----------         ------
 Net realized gain (loss) ........................      (12,695)      1,254,350             10
                                                    -----------      ----------         ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (469,369)     10,450,894          2,500
                                                    -----------      ----------         ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (482,064)     11,705,244          2,510
                                                    -----------      ----------         ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   128,688    $ 10,133,650         $2,521
                                                    ===========    ============         ======



                                                    EQ/Bear Stearns   EQ/Bernstein                        EQ/Calvert
                                                     Small Company     Diversified   EQ/Boston Advisors    Socially
                                                         Growth           Value         Equity Income     Responsible
                                                   ----------------- -------------- -------------------- ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   56,612       $1,719,260         $170,764        $       --
 Expenses:
  Asset-based charges ............................        24,963        2,184,644          119,597            12,585
                                                      ----------       ----------         --------        ----------
Net Investment Income (Loss) .....................        31,649         (465,384)          51,167           (12,585)
                                                      ----------       ----------         --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       (11,537)       3,757,933           70,229            46,838
  Realized gain distribution from The Trusts .....            --        3,163,996               --            39,338
                                                      ----------       ----------         --------        ----------
 Net realized gain (loss) ........................       (11,537)       6,921,929           70,229            86,176
                                                      ----------       ----------         --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        44,865         (529,627)         340,872            (7,559)
                                                      ----------       ----------         --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        33,328        6,392,302          411,101            78,617
                                                      ----------       ----------         --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   64,977       $5,926,918         $462,268        $   66,032
                                                      ==========       ==========         ========        ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Capital    EQ/Capital     EQ/Capital
                                                     Guardian      Guardian       Guardian
                                                      Growth    International     Research
                                                   ----------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   3,259     $  268,905     $  380,803
 Expenses:
  Asset-based charges ............................     21,787        199,198        989,969
                                                    ---------     ----------     ----------
Net Investment Income (Loss) .....................    (18,528)        69,707       (609,166)
                                                    ---------     ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     30,240        984,852      3,524,518
  Realized gain distribution from The Trusts .....         --         23,156             --
                                                    ---------     ----------     ----------
 Net realized gain (loss) ........................     30,240      1,008,008      3,524,518
                                                    ---------     ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     93,656      1,600,282         75,930
                                                    ---------     ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    123,896      2,608,290      3,600,448
                                                    ---------     ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 105,368     $2,677,997     $2,991,282
                                                    =========     ==========     ==========



                                                      EQ/Capital                                          EQ/Evergreen
                                                       Guardian      EQ/Caywood-Scholl      EQ/Equity     International
                                                     U.S. Equity    High Yield Bond (a)     500 Index       Bond (b)
                                                   --------------- --------------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     218,436       $   94,205        $   1,960,906      $   --
 Expenses:
  Asset-based charges ............................        604,134            8,635            2,187,593         222
                                                    -------------       ----------        -------------      ------
Net Investment Income (Loss) .....................       (385,698)          85,570             (226,687)       (222)
                                                    -------------       ----------        -------------      ------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      2,250,289            5,289           (2,002,206)        356
  Realized gain distribution from The Trusts .....      2,088,828               --            2,699,525          --
                                                    -------------       ----------        -------------      ------
 Net realized gain (loss) ........................      4,339,117            5,289              697,319         356
                                                    -------------       ----------        -------------      ------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,195,625)         (75,683)           3,679,646        (520)
                                                    -------------       ----------        -------------      ------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      2,143,492          (70,394)           4,376,965        (164)
                                                    -------------       ----------        -------------      ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   1,757,794       $   15,176        $   4,150,278      $ (386)
                                                    =============       ==========        =============      ======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                        EQ/FI
                                                    EQ/Evergreen        EQ/FI          Mid Cap
                                                        Omega          Mid Cap          Value
                                                   -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $     4,175    $    5,791,160   $  7,097,361
 Expenses:
  Asset-based charges ............................      161,720         1,113,815      2,204,425
                                                    -----------    --------------   ------------
Net Investment Income (Loss) .....................     (157,545)        4,677,345      4,892,936
                                                    -----------    --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      602,522         4,130,000      5,688,236
  Realized gain distribution from The Trusts .....      328,592         4,814,821      9,747,908
                                                    -----------    --------------   ------------
 Net realized gain (loss) ........................      931,114         8,944,821     15,436,144
                                                    -----------    --------------   ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (554,500)      (10,052,529)    (5,800,109)
                                                    -----------    --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      376,614        (1,107,708)     9,636,035
                                                    -----------    --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   219,069    $    3,569,637   $ 14,528,971
                                                    ===========    ==============   ============



                                                        EQ/GAMCO          EQ/GAMCO                          EQ/Janus
                                                       Mergers and     Small Company   EQ/International    Large Cap
                                                    Acquisitions (a)       Value          Growth (a)         Growth
                                                   ------------------ --------------- ------------------ -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   82,561       $    70,166         $ 3,798       $      375
 Expenses:
  Asset-based charges ............................         10,700           116,758           1,805          325,918
                                                       ----------       -----------         -------       ----------
Net Investment Income (Loss) .....................         71,861           (46,592)          1,993         (325,543)
                                                       ----------       -----------         -------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            726            78,827           4,312          296,486
  Realized gain distribution from The Trusts .....         10,068           694,354              --               --
                                                       ----------       -----------         -------       ----------
 Net realized gain (loss) ........................         10,794           773,181           4,312          296,486
                                                       ----------       -----------         -------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (49,579)         (383,515)         34,215        1,211,114
                                                       ----------       -----------         -------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (38,785)          389,666          38,527        1,507,600
                                                       ----------       -----------         -------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $   33,076       $   343,074         $40,520       $1,182,057
                                                       ==========       ===========         =======       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                   EQ/JPMorgan      EQ/Lazard
                                                    EQ/JPMorgan       Value         Small Cap
                                                     Core Bond    Opportunities       Value
                                                   ------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $2,003,871       $559,666     $   2,022,440
 Expenses:
  Asset-based charges ............................     803,685        548,710           668,106
                                                    ----------       --------     -------------
Net Investment Income (Loss) .....................   1,200,186         10,956         1,354,334
                                                    ----------       --------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (69,024)       162,012         3,771,172
  Realized gain distribution from The Trusts .....          --             --         2,174,392
                                                    ----------       --------     -------------
 Net realized gain (loss) ........................     (69,024)       162,012         5,945,564
                                                    ----------       --------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (736,576)       645,900        (5,808,782)
                                                    ----------       --------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (805,600)       807,912           136,782
                                                    ----------       --------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  394,586       $818,868     $   1,491,116
                                                    ==========       ========     =============



                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   190          $  55,307         $ 3,839           $ 2,083
 Expenses:
  Asset-based charges ............................        1,060             18,517           3,420             2,958
                                                        -------          ---------         -------           -------
Net Investment Income (Loss) .....................         (870)            36,790             419              (875)
                                                        -------          ---------         -------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          878            (31,326)          2,795             3,549
  Realized gain distribution from The Trusts .....           --             20,310              --                --
                                                        -------          ---------         -------           -------
 Net realized gain (loss) ........................          878            (11,016)          2,795             3,549
                                                        -------          ---------         -------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................       12,244            (66,122)         17,643            13,351
                                                        -------          ---------         -------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       13,122            (77,138)         20,438            16,900
                                                        -------          ---------         -------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $12,252          $ (40,348)        $20,857           $16,025
                                                        =======          =========         =======           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Lord Abbett                   EQ/Mercury
                                                       Mid Cap       EQ/Marsico     Basic Value
                                                      Value (a)         Focus          Equity
                                                   --------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 43,952      $       --    $   2,174,218
 Expenses:
  Asset-based charges ............................       34,416         841,993        2,315,232
                                                       --------      ----------    -------------
Net Investment Income (Loss) .....................        9,536        (841,993)        (141,014)
                                                       --------      ----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       32,799       3,433,461        4,667,732
  Realized gain distribution from The Trusts .....           --       1,623,360        6,501,354
                                                       --------      ----------    -------------
 Net realized gain (loss) ........................       32,799       5,056,821       11,169,086
                                                       --------      ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      186,074       1,301,151       (9,181,971)
                                                       --------      ----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      218,873       6,357,972        1,987,115
                                                       --------      ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $228,409      $5,515,979    $   1,846,101
                                                       ========      ==========    =============



                                                      EQ/Mercury         EQ/MFS          EQ/MFS
                                                    International   Emerging Growth    Investors      EQ/Money
                                                        Value          Companies         Trust         Market
                                                   --------------- ----------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,143,199    $           --    $    70,075   $3,322,057
 Expenses:
  Asset-based charges ............................       919,042         1,432,384        211,069    1,874,678
                                                      ----------    --------------    -----------   ----------
Net Investment Income (Loss) .....................       224,157        (1,432,384)      (140,994)   1,447,379
                                                      ----------    --------------    -----------   ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,753,381       (10,241,697)      (157,679)    (258,295)
  Realized gain distribution from The Trusts .....            --                --             --           --
                                                      ----------    --------------    -----------   ----------
 Net realized gain (loss) ........................     1,753,381       (10,241,697)      (157,679)    (258,295)
                                                      ----------    --------------    -----------   ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     4,119,605        18,666,905      1,066,938      321,582
                                                      ----------    --------------    -----------   ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,872,986         8,425,208        909,259       63,287
                                                      ----------    --------------    -----------   ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,097,143    $    6,992,824    $   768,265   $1,510,666
                                                      ==========    ==============    ===========   ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $  3,108           $  158,507
 Expenses:
  Asset-based charges ............................          10,606               35,672
                                                          --------           ----------
Net Investment Income (Loss) .....................          (7,498)             122,835
                                                          --------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           5,011               (4,604)
  Realized gain distribution from The Trusts .....              --                4,840
                                                          --------           ----------
 Net realized gain (loss) ........................           5,011                  236
                                                          --------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          41,258             (151,819)
                                                          --------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          46,269             (151,583)
                                                          --------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 38,771           $  (28,748)
                                                          ========           ==========



                                                                           EQ/Small                    EQ/UBS
                                                         EQ/Short          Company        EQ/TCW     Growth and   EQ/Van Kampen
                                                    Duration Bond (a)       Index         Equity       Income     Comstock (a)
                                                   ------------------- --------------- ------------ ------------ --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  21,699       $     388,560   $      --      $13,156      $ 51,894
 Expenses:
  Asset-based charges ............................         14,016             505,086      18,618        9,787        24,011
                                                        ---------       -------------   ---------      -------      --------
Net Investment Income (Loss) .....................          7,683            (116,526)    (18,618)       3,369        27,883
                                                        ---------       -------------   ---------      -------      --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............            710           1,916,265       5,664       16,172         3,685
  Realized gain distribution from The Trusts .....             38           1,602,012          --           --            --
                                                        ---------       -------------   ---------      -------      --------
 Net realized gain (loss) ........................            748           3,518,277       5,664       16,172         3,685
                                                        ---------       -------------   ---------      -------      --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        (13,092)         (2,558,180)    162,520       53,436       211,413
                                                        ---------       -------------   ---------      -------      --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (12,344)            960,097     168,184       69,608       215,098
                                                        ---------       -------------   ---------      -------      --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  (4,661)      $     843,571   $ 149,566      $72,977      $242,981
                                                        =========       =============   =========      =======      ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                        EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                      Emerging Markets        Mid Cap          Montgomery
                                                           Equity            Growth (a)       Small Cap (a)
                                                     ------------------   ---------------   ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $   360,451          $     --           $ 14,378
 Expenses:
  Asset-based charges ............................          887,464             8,316              1,455
                                                        -----------          --------           --------
Net Investment Income (Loss) .....................         (527,013)           (8,316)            12,923
                                                        -----------          --------           --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        6,204,302            46,212              3,919
  Realized gain distribution from The Trusts .....        2,529,709                --                 31
                                                        -----------          --------           --------
 Net realized gain (loss) ........................        8,734,011            46,212              3,950
                                                        -----------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments ..................        9,501,750           106,402             (4,074)
                                                        -----------          --------           --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       18,235,761           152,614               (124)
                                                        -----------          --------           --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $17,708,748          $144,298           $ 12,799
                                                        ===========          ========           ========

-------
(a)   Commenced operations on May 9, 2005.
(b)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                  AXA Conservative Allocation     AXA Aggressive Allocation (a)
                                                  ----------------------------- -----------------------------
                                                       2005           2004           2005           2004
                                                  -------------- -------------- -------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  176,257     $   12,352     $  217,906     $   76,117
 Net realized gain (loss) on investments ........       64,087         (3,340)        78,861         36,114
 Change in unrealized appreciation
  (depreciation) of investments .................      218,150        144,445       (161,142)        66,094
                                                    ----------     ----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      458,494        153,457        135,625        178,325
                                                    ----------     ----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      103,563        163,523        299,776         64,052
  Transfers between funds including
   guaranteed interest
   account, net .................................    4,399,093      1,764,083      5,731,796      5,202,142
  Transfers for contract benefits and
   terminations .................................     (172,347)       (35,757)      (898,168)      (925,995)
  Contract maintenance charges ..................       (8,554)        (4,170)       (18,066)        (6,930)
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    4,321,755      1,887,679      5,115,338      4,333,269
                                                    ----------     ----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       34,323         12,365         49,578         22,093
                                                    ----------     ----------     ----------     ----------
Increase (Decrease) in Net Assets ...............    4,814,572      2,053,501      5,300,541      4,533,687
Net Assets -- Beginning of Period ...............    2,053,501             --      4,533,687             --
                                                    ----------     ----------     ----------     ----------
Net Assets -- End of Period .....................   $6,868,073     $2,053,501     $9,834,228     $4,533,687
                                                    ==========     ==========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                    ==========     ==========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          517            221            749            687
 Redeemed .......................................          (97)           (29)          (247)          (250)
                                                    ----------     ----------     ----------     ----------
 Net Increase (Decrease) ........................          410            192            502            437
                                                    ==========     ==========     ==========     ==========



                                                      AXA Conservative-Plus
                                                          Allocation (a)              AXA Moderate Allocation
                                                  ------------------------------ ---------------------------------
                                                        2005           2004            2005             2004
                                                  --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    290,208     $   93,858    $   3,857,831    $   4,962,959
 Net realized gain (loss) on investments ........       169,329         11,582       10,393,125        5,891,990
 Change in unrealized appreciation
  (depreciation) of investments .................      (177,178)       245,974       (1,652,233)      17,602,183
                                                   ------------     ----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       282,359        351,414       12,598,723       28,457,132
                                                   ------------     ----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       100,180        588,807        2,921,005        4,535,920
  Transfers between funds including
   guaranteed interest
   account, net .................................     7,322,019      5,812,113       (4,473,321)        (289,120)
  Transfers for contract benefits and
   terminations .................................    (1,041,378)      (151,390)     (39,493,752)     (39,475,549)
  Contract maintenance charges ..................       (16,805)        (4,066)      (1,053,283)      (1,136,716)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,364,016      6,245,464      (42,099,351)     (36,365,465)
                                                   ------------     ----------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        26,682         20,746            9,495            5,772
                                                   ------------     ----------    -------------    -------------
Increase (Decrease) in Net Assets ...............     6,673,057      6,617,624       29,491,133       (7,902,561)
Net Assets -- Beginning of Period ...............     6,617,624             --      405,816,539      413,719,100
                                                   ------------     ----------    -------------    -------------
Net Assets -- End of Period .....................  $ 13,290,681     $6,617,624    $ 376,325,406    $ 405,816,539
                                                   ============     ==========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               66              111
 Redeemed .......................................            --             --             (141)            (242)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................            --             --              (75)            (131)
                                                   ============     ==========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           897            731              666              873
 Redeemed .......................................          (279)           (96)          (1,543)          (1,603)
                                                   ------------     ----------    -------------    -------------
 Net Increase (Decrease) ........................           618            635             (877)            (730)
                                                   ============     ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AXA Moderate                    AXA Premier VIP
                                                       Plus Allocation (a)             Aggressive Equity
                                                  ------------------------------   -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------   --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    733,175     $   128,584    $   (690,354)   $   (747,545)
 Net realized gain (loss) on investments ........       267,860          11,841      (3,255,569)     (4,794,363)
 Change in unrealized appreciation
  (depreciation) of investments .................       489,012         646,757       7,291,199      11,440,577
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,490,047         787,182       3,345,276       5,898,669
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       638,182         791,537         841,240         907,466
  Transfers between funds including
   guaranteed interest
   account, net .................................    18,588,614       9,243,496      (3,998,164)     (2,529,793)
  Transfers for contract benefits and
   terminations .................................    (1,507,965)       (107,036)     (5,323,183)     (5,662,642)
  Contract maintenance charges ..................       (59,538)        (11,678)       (230,364)       (269,211)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    17,659,293       9,916,319      (8,710,471)     (7,554,180)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         4,628          31,901           1,378           1,290
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    19,153,968      10,735,402      (5,363,817)     (1,654,221)
Net Assets -- Beginning of Period ...............    10,735,402              --      60,013,433      61,667,654
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 29,889,370     $10,735,402    $ 54,649,616    $ 60,013,433
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               4              11
 Redeemed .......................................            --              --             (54)            (78)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --             (50)            (67)
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,065           1,117              57              77
 Redeemed .......................................          (402)           (111)           (169)           (159)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................         1,663           1,006            (112)            (82)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    985,597    $    888,147     $   168,432     $   363,569
 Net realized gain (loss) on investments ........       127,560         668,195       1,359,181       1,328,056
 Change in unrealized appreciation
  (depreciation) of investments .................      (981,658)       (368,338)       (731,101)       (191,798)
                                                   ------------    ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       131,499       1,188,004         796,512       1,499,827
                                                   ------------    ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       471,418         603,055         100,487         274,134
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,794,930)      3,354,566          37,463       2,723,133
  Transfers for contract benefits and
   terminations .................................    (4,568,242)     (5,946,276)       (925,596)       (965,480)
  Contract maintenance charges ..................      (115,293)       (119,521)        (46,187)        (42,682)
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (6,007,047)     (2,108,176)       (833,833)      1,989,105
                                                   ------------    ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,767           2,588          17,218          19,271
                                                   ------------    ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............    (5,873,781)       (917,584)        (20,103)      3,508,203
Net Assets -- Beginning of Period ...............    51,948,045      52,865,629      16,618,780      13,110,577
                                                   ------------    ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 46,074,264    $ 51,948,045     $16,598,677     $16,618,780
                                                   ============    ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           807           1,383             506             867
 Redeemed .......................................        (1,343)         (1,579)           (588)           (675)
                                                   ------------    ------------     -----------     -----------
 Net Increase (Decrease) ........................          (538)           (196)            (82)            192
                                                   ============    ============     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Premier                    AXA Premier VIP
                                                           VIP High Yield                International Equity
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    5,999,271    $  5,259,826    $    491,740     $   118,350
 Net realized gain (loss) on investments ........      (1,733,415)     (2,121,972)      2,243,809         927,049
 Change in unrealized appreciation
  (depreciation) of investments .................      (2,709,617)      4,353,863         (11,442)      1,609,077
                                                   --------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       1,556,239       7,491,717       2,724,107       2,654,476
                                                   --------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         862,454       1,427,189          98,883         453,494
  Transfers between funds including
   guaranteed interest
   account, net .................................      (3,554,165)      6,166,440         776,176       2,687,638
  Transfers for contract benefits and
   terminations .................................     (11,860,121)     (9,932,923)     (1,157,966)       (790,135)
  Contract maintenance charges ..................        (282,322)       (287,573)        (49,794)        (40,840)
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (14,834,154)     (2,626,867)       (332,701)      2,310,157
                                                   --------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           6,861           7,727           3,052          16,019
                                                   --------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............     (13,271,054)      4,872,577       2,394,458       4,980,652
Net Assets -- Beginning of Period ...............     111,054,088     106,181,511      19,682,538      14,701,886
                                                   --------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $   97,783,034    $111,054,088    $ 22,076,996     $19,682,538
                                                   ==============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              28              53              --              --
 Redeemed .......................................             (50)            (52)             --              --
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................             (22)              1              --              --
                                                   ==============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             662           1,136             378             775
 Redeemed .......................................          (1,146)         (1,228)           (403)           (559)
                                                   --------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            (484)            (92)            (25)            216
                                                   ==============    ============    ============     ===========



                                                          AXA Premier VIP                AXA Premier VIP
                                                       Large Cap Core Equity             Large Cap Growth
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (37,507)   $   103,253    $   (236,378)   $  (240,156)
 Net realized gain (loss) on investments ........        466,140        367,439         888,470         96,331
 Change in unrealized appreciation
  (depreciation) of investments .................         74,892        312,104         277,447        945,567
                                                   -------------    -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................        503,525        782,796         929,539        801,742
                                                   -------------    -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         62,710         71,303         156,220        134,803
  Transfers between funds including
   guaranteed interest
   account, net .................................       (615,250)       (57,895)       (664,517)     1,565,546
  Transfers for contract benefits and
   terminations .................................       (673,176)      (413,700)     (1,090,031)      (931,006)
  Contract maintenance charges ..................        (21,643)       (22,100)        (41,583)       (39,614)
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,247,359)      (422,392)     (1,639,911)       729,729
                                                   -------------    -----------    ------------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,732          8,991          20,345         18,917
                                                   -------------    -----------    ------------    -----------
Increase (Decrease) in Net Assets ...............       (730,102)       369,395        (690,027)     1,550,388
Net Assets -- Beginning of Period ...............     10,293,331      9,923,936      17,113,669     15,563,281
                                                   -------------    -----------    ------------    -----------
Net Assets -- End of Period .....................  $   9,563,229    $10,293,331    $ 16,423,642    $17,113,669
                                                   =============    ===========    ============    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                   =============    ===========    ============    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            111            218             373            566
 Redeemed .......................................           (230)          (264)           (551)          (487)
                                                   -------------    -----------    ------------    -----------
 Net Increase (Decrease) ........................           (119)           (46)           (178)            79
                                                   =============    ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA Premier VIP                 AXA Premier VIP
                                                          Large Cap Value                 Mid Cap Growth
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    303,624     $  (844,430)   $     29,127    $     30,111
 Net realized gain (loss) on investments ........     1,816,043         405,431       3,974,716         269,627
 Change in unrealized appreciation
  (depreciation) of investments .................      (955,641)        956,779      (2,524,332)      2,075,707
                                                   ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,164,026       2,206,640       1,479,511       2,375,445
                                                   ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       275,653         186,763         146,068         254,325
  Transfers between funds including
   guaranteed interest
   account, net .................................     2,635,818       2,504,820      (1,961,327)      1,199,993
  Transfers for contract benefits and
   terminations .................................    (1,760,162)       (940,454)     (1,395,721)     (1,783,546)
  Contract maintenance charges ..................       (56,013)        (47,520)        (62,442)        (66,705)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     1,095,296       1,703,609      (3,273,422)       (395,933)
                                                   ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        11,496          24,296          12,039           7,161
                                                   ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...............     2,270,818       3,934,545      (1,781,872)      1,986,673
Net Assets -- Beginning of Period ...............    19,948,113      16,013,568      25,973,318      23,986,645
                                                   ------------     -----------    ------------    ------------
Net Assets -- End of Period .....................  $ 22,218,931     $19,948,113    $ 24,191,446    $ 25,973,318
                                                   ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============     ===========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           757             625             311             681
 Redeemed .......................................          (662)           (464)           (663)           (728)
                                                   ------------     -----------    ------------    ------------
 Net Increase (Decrease) ........................            95             161            (352)            (47)
                                                   ============     ===========    ============    ============



                                                          AXA Premier VIP                AXA Premier VIP
                                                           Mid Cap Value                  Technology (b)
                                                  ------------------------------- ------------------------------
                                                        2005            2004            2005           2004
                                                  --------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,424,743    $    747,743    $   (614,713)   $   (128,841)
 Net realized gain (loss) on investments ........     7,718,649       1,330,517       1,176,811         357,253
 Change in unrealized appreciation
  (depreciation) of investments .................    (7,710,276)      1,896,278       2,986,697       3,574,816
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     1,433,116       3,974,538       3,548,795       3,803,228
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        75,037         249,369         278,240         308,061
  Transfers between funds including
   guaranteed interest
   account, net .................................    (7,339,438)      6,378,494      (4,327,449)     35,679,998
  Transfers for contract benefits and
   terminations .................................    (1,757,806)     (1,743,534)     (3,859,083)     (2,132,620)
  Contract maintenance charges ..................       (72,859)        (78,284)       (101,484)        (91,687)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (9,095,066)      4,806,045      (8,009,776)     33,763,752
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         5,654           5,313         (60,974)          8,269
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    (7,656,296)      8,785,896       4,521,955      37,575,249
Net Assets -- Beginning of Period ...............    34,238,831      25,452,935      46,996,722       9,421,473
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 26,582,535    $ 34,238,831    $ 42,474,767    $ 46,996,722
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           543           1,237             721           5,784
 Redeemed .......................................        (1,329)           (778)         (1,623)         (1,723)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................          (786)            459            (902)          4,061
                                                   ============    ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                       EQ/Alliance
                                                            Common Stock                    Growth and Income
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (3,126,266)   $  (2,303,550)   $  (1,763,725)   $     104,260
 Net realized gain (loss) on investments ........    (25,942,584)     (33,039,209)      17,973,848           38,270
 Change in unrealized appreciation
  (depreciation) of investments .................     43,958,688      112,517,988          243,614       45,724,762
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     14,889,838       77,175,229       16,453,737       45,867,292
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      4,222,809        5,405,969        3,033,849        4,283,211
  Transfers between funds including
   guaranteed interest
   account, net .................................    (38,418,745)      (9,651,347)     (19,979,425)     (14,001,417)
  Transfers for contract benefits and
   terminations .................................    (60,312,247)     (64,811,803)     (43,335,142)     (42,815,756)
  Contract maintenance charges ..................     (2,110,930)      (2,404,879)      (1,227,484)      (1,358,091)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (96,619,113)     (71,462,060)     (61,508,202)     (53,892,053)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         19,919           28,680            8,397            8,991
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (81,709,356)       5,741,849      (45,046,068)      (8,015,770)
Net Assets -- Beginning of Period ...............    663,391,157      657,649,308      454,957,583      462,973,353
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 581,681,801    $ 663,391,157    $ 409,911,515    $ 454,957,583
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              6               18               42              115
 Redeemed .......................................            (91)            (109)            (337)            (462)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (85)             (91)            (295)            (347)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            114              175              679              866
 Redeemed .......................................           (434)            (404)          (2,539)          (2,576)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................           (320)            (229)          (1,860)          (1,710)
                                                   =============    =============    =============    =============



                                                             EQ/Alliance
                                                       Intermediate Government                EQ/Alliance
                                                             Securities                      International
                                                  --------------------------------- --------------------------------
                                                        2005             2004             2005             2004
                                                  ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   2,577,929    $   2,460,770    $     169,815    $     730,920
 Net realized gain (loss) on investments ........        106,434          484,973        6,807,540        4,629,349
 Change in unrealized appreciation
  (depreciation) of investments .................     (3,068,521)      (2,061,571)      14,017,000       18,456,992
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       (384,158)         884,172       20,994,355       23,817,261
                                                   -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,009,480        2,111,731        1,270,874        1,708,845
  Transfers between funds including
   guaranteed interest
   account, net .................................    (14,639,513)     (26,117,292)        (900,754)      (3,297,977)
  Transfers for contract benefits and
   terminations .................................    (20,427,196)     (22,934,106)     (13,661,028)     (12,529,150)
  Contract maintenance charges ..................       (324,702)        (420,562)        (483,079)        (492,951)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (34,381,931)     (47,360,229)     (13,773,987)     (14,611,233)
                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         11,035           13,370            2,741            3,138
                                                   -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (34,755,054)     (46,462,687)       7,223,109        9,209,166
Net Assets -- Beginning of Period ...............    171,299,880      217,762,567      165,023,800      155,814,634
                                                   -------------    -------------    -------------    -------------
Net Assets -- End of Period .....................  $ 136,544,826    $ 171,299,880    $ 172,246,909    $ 165,023,800
                                                   =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               79               86               95
 Redeemed .......................................            (88)            (185)            (324)            (429)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................            (61)            (106)            (238)            (334)
                                                   =============    =============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            697            1,003            1,156              966
 Redeemed .......................................         (2,506)          (3,481)          (1,932)          (1,873)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease) ........................         (1,809)          (2,478)            (776)            (907)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Alliance                      EQ/Alliance
                                                          Large Cap Growth                   Quality Bond
                                                  --------------------------------- -------------------------------
                                                        2005             2004             2005            2004
                                                  ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,342,331)   $  (1,491,832)   $    610,752    $    562,496
 Net realized gain (loss) on investments ........     (9,239,909)     (13,046,635)        (12,695)        204,183
 Change in unrealized appreciation
  (depreciation) of investments .................     21,912,448       21,068,207        (469,369)       (257,649)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     11,330,208        6,529,740         128,688         509,030
                                                   -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        733,692          891,756         312,215         402,551
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,494,238)     (11,742,927)      3,343,222       1,976,623
  Transfers for contract benefits and
   terminations .................................     (7,254,627)      (6,820,534)     (2,686,174)     (2,230,029)
  Contract maintenance charges ..................       (268,276)        (306,905)        (69,126)        (61,476)
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (13,283,449)     (17,978,610)        900,137          87,669
                                                   -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (175,884)              34           4,688           3,670
                                                   -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     (2,129,125)     (11,448,836)      1,033,513         600,369
Net Assets -- Beginning of Period ...............    101,993,372      113,442,208      24,087,939      23,487,570
                                                   -------------    -------------    ------------    ------------
Net Assets -- End of Period .....................  $  99,864,247    $ 101,993,372    $ 25,121,452    $ 24,087,939
                                                   =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --              --
 Redeemed .......................................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................                              --                              --
                                                   =============    =============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,238              923             622             610
 Redeemed .......................................         (3,428)          (3,996)           (566)           (607)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease) ........................         (2,190)          (3,073)             56               3
                                                   =============    =============    ============    ============



                                                             EQ/Alliance                  EQ/Ariel
                                                          Small Cap Growth           Appreciation II (e)
                                                  --------------------------------- --------------------
                                                        2005             2004               2005
                                                  ---------------- ---------------- --------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (1,571,594)   $  (1,618,108)        $     11
 Net realized gain (loss) on investments ........      1,254,350         (913,326)              10
 Change in unrealized appreciation
  (depreciation) of investments .................     10,450,894       15,629,879            2,500
                                                   -------------    -------------         --------
 Net increase (decrease) in net assets from
  operations ....................................     10,133,650       13,098,445            2,521
                                                   -------------    -------------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        836,734        1,182,761               --
  Transfers between funds including
   guaranteed interest
   account, net .................................     (6,393,252)      (6,032,033)         241,640
  Transfers for contract benefits and
   terminations .................................     (8,799,735)      (6,959,714)            (202)
  Contract maintenance charges ..................       (330,482)        (352,891)             (52)
                                                   -------------    -------------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (14,686,735)     (12,161,877)         241,386
                                                   -------------    -------------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          5,278            5,138              351
                                                   -------------    -------------         --------
Increase (Decrease) in Net Assets ...............     (4,547,807)         941,706          244,258
Net Assets -- Beginning of Period ...............    118,676,703      117,734,997               --
                                                   -------------    -------------         --------
Net Assets -- End of Period .....................  $ 114,128,896    $ 118,676,703         $244,258
                                                   =============    =============         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             62               64               --
 Redeemed .......................................            (54)            (108)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................              8              (44)              --
                                                   =============    =============         ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            503              733               23
 Redeemed .......................................         (1,486)          (1,579)              --
                                                   -------------    -------------         --------
 Net Increase (Decrease) ........................           (983)            (846)              23
                                                   =============    =============         ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Bear Stearns                 EQ/Bernstein
                                                   Small Company Growth (c)          Diversified Value
                                                  -------------------------- ---------------------------------
                                                       2005          2004          2005             2004
                                                  -------------- ----------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   31,649    $   (154)   $    (465,384)   $    (128,880)
 Net realized gain (loss) on investments ........      (11,537)          8        6,921,929        2,723,850
 Change in unrealized appreciation
  (depreciation) of investments .................       44,865       3,085         (529,627)      14,551,124
                                                    ----------    --------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       64,977       2,939        5,926,918       17,146,094
                                                    ----------    --------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       39,517       5,507        1,092,427        1,765,585
  Transfers between funds including
   guaranteed interest
   account, net .................................    2,616,415     928,952           19,297        6,119,674
  Transfers for contract benefits and
   terminations .................................     (100,236)       (400)     (13,502,553)     (11,999,925)
  Contract maintenance charges ..................       (4,548)         --         (432,372)        (441,146)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,551,148     934,059      (12,823,201)      (4,555,812)
                                                    ----------    --------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       22,053         153            9,937           11,143
                                                    ----------    --------    -------------    -------------
Increase (Decrease) in Net Assets ...............    2,638,178     937,151       (6,886,346)      12,601,425
Net Assets -- Beginning of Period ...............      937,151          --      160,145,261      147,543,836
                                                    ----------    --------    -------------    -------------
Net Assets -- End of Period .....................   $3,575,329    $937,151    $ 153,258,915    $ 160,145,261
                                                    ==========    ========    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --               --               --
 Redeemed .......................................           --          --               --               --
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................           --          --               --               --
                                                    ==========    ========    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          678         123            1,247            1,589
 Redeemed .......................................         (361)         --           (2,133)          (1,926)
                                                    ----------    --------    -------------    -------------
 Net Increase (Decrease) ........................          318         123             (886)            (337)
                                                    ==========    ========    =============    =============



                                                         EQ/Boston Advisors                 EQ/Calvert
                                                         Equity Income (c)             Socially Responsible
                                                  -------------------------------- ----------------------------
                                                        2005            2004            2005           2004
                                                  --------------- ---------------- -------------- -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,167     $    9,040       $  (12,585)    $ (13,129)
 Net realized gain (loss) on investments ........        70,229            521           86,176        74,061
 Change in unrealized appreciation
  (depreciation) of investments .................       340,872         14,228           (7,559)      (40,460)
                                                    -----------     ----------       ----------     ---------
 Net increase (decrease) in net assets from
  operations ....................................       462,268         23,789           66,032        20,472
                                                    -----------     ----------       ----------     ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        80,771         31,721            9,219        72,643
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,131,403      1,463,313          166,127        37,473
  Transfers for contract benefits and
   terminations .................................      (458,842)       (15,013)         (47,973)      (85,359)
  Contract maintenance charges ..................       (20,973)          (621)          (2,598)       (2,291)
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    10,732,359      1,479,400          124,775        22,466
                                                    -----------     ----------       ----------     ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        32,184          1,437           12,585        13,130
                                                    -----------     ----------       ----------     ---------
Increase (Decrease) in Net Assets ...............    11,226,811      1,504,626          203,392        56,068
Net Assets -- Beginning of Period ...............     1,504,626             --          974,498       918,430
                                                    -----------     ----------       ----------     ---------
Net Assets -- End of Period .....................   $12,731,437     $1,504,626       $1,177,890     $ 974,498
                                                    ===========     ==========       ==========     =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --               --            --
 Redeemed .......................................            --             --               --            --
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................            --             --               --            --
                                                    ===========     ==========       ==========     =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,301            275               60            59
 Redeemed .......................................          (413)            (9)             (46)          (56)
                                                    -----------     ----------       ----------     ---------
 Net Increase (Decrease) ........................         1,888            266               14             3
                                                    ===========     ==========       ==========     =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Capital Guardian            EQ/Capital Guardian
                                                             Growth                      International
                                                  ----------------------------- -------------------------------
                                                       2005           2004            2005            2004
                                                  -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,528)    $  (11,003)   $     69,707    $     40,561
 Net realized gain (loss) on investments ........       30,240        113,276       1,008,008         489,564
 Change in unrealized appreciation
  (depreciation) of investments .................       93,656        (63,562)      1,600,282       1,016,254
                                                    ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      105,368         38,711       2,677,997       1,546,379
                                                    ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,605          1,715         256,471         416,926
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,103,967       (204,139)      4,656,681       5,803,470
  Transfers for contract benefits and
   terminations .................................      (85,670)      (107,539)     (1,122,369)     (1,107,411)
  Contract maintenance charges ..................       (3,398)        (2,819)        (41,974)        (26,710)
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,032,504       (312,782)      3,748,809       5,086,275
                                                    ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       21,559         16,621          (5,924)         31,059
                                                    ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...............    1,159,431       (257,450)      6,420,882       6,663,713
Net Assets -- Beginning of Period ...............    1,097,091      1,354,541      14,426,450       7,762,737
                                                    ----------     ----------    ------------    ------------
Net Assets -- End of Period .....................   $2,256,522     $1,097,091    $ 20,847,332    $ 14,426,450
                                                    ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             36             727             829
 Redeemed .......................................          (18)           (64)           (399)           (305)
                                                    ----------     ----------    ------------    ------------
 Net Increase (Decrease) ........................           90            (28)            328             524
                                                    ==========     ==========    ============    ============



                                                        EQ/Capital Guardian             EQ/Capital Guardian
                                                              Research                      U.S. Equity
                                                  -------------------------------- ------------------------------
                                                        2005             2004            2005           2004
                                                  ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (609,166)  $   (573,039)   $   (385,698)   $   (398,852)
 Net realized gain (loss) on investments ........       3,524,518      1,745,835       4,339,117       1,340,615
 Change in unrealized appreciation
  (depreciation) of investments .................          75,930      5,482,627      (2,195,625)      2,131,363
                                                   --------------   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       2,991,282      6,655,423       1,757,794       3,073,126
                                                   --------------   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         537,859        805,576         323,110         390,646
  Transfers between funds including
   guaranteed interest
   account, net .................................      (4,045,077)      (236,184)       (257,066)      5,175,205
  Transfers for contract benefits and
   terminations .................................      (6,696,429)    (5,355,886)     (3,023,814)     (2,957,748)
  Contract maintenance charges ..................        (223,327)      (238,473)       (105,547)       (106,997)
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (10,426,974)    (5,024,967)     (3,063,317)      2,501,106
                                                   --------------   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          (4,290)           166          (2,772)          3,575
                                                   --------------   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............      (7,439,982)     1,630,622      (1,308,295)      5,577,807
Net Assets -- Beginning of Period ...............      76,750,737     75,120,115      44,270,951      38,693,144
                                                   --------------   ------------    ------------    ------------
Net Assets -- End of Period .....................  $   69,310,755   $ 76,750,737    $ 42,962,656    $ 44,270,951
                                                   ==============   ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --             --              --              --
 Redeemed .......................................              --             --              --              --
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................              --             --              --              --
                                                   ==============   ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             309            604             489           1,059
 Redeemed .......................................          (1,235)        (1,082)           (774)           (826)
                                                   --------------   ------------    ------------    ------------
 Net Increase (Decrease) ........................            (926)          (478)           (285)            233
                                                   ==============   ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/Caywood-Scholl               EQ/Equity
                                                   High Yield Bond (d)              500 Index
                                                  --------------------- ---------------------------------
                                                           2005               2005             2004
                                                  --------------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................      $   85,570        $    (226,687)   $     (13,433)
 Net realized gain (loss) on investments ........           5,289              697,319       (3,464,416)
 Change in unrealized appreciation
  (depreciation) of investments .................         (75,683)           3,679,646       16,926,774
                                                       ----------        -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................          15,176            4,150,278       13,448,925
                                                       ----------        -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          55,333            1,680,158        1,930,671
  Transfers between funds including
   guaranteed interest
   account, net .................................       1,880,847          (10,045,002)      (3,954,821)
  Transfers for contract benefits and
   terminations .................................        (143,731)         (12,581,579)     (11,272,663)
  Contract maintenance charges ..................          (1,176)            (460,647)        (498,770)
                                                       ----------        -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       1,791,273          (21,407,070)     (13,795,583)
                                                       ----------        -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           8,534                5,314            5,281
                                                       ----------        -------------    -------------
Increase (Decrease) in Net Assets ...............       1,814,983           17,251,478          341,377
Net Assets -- Beginning of Period ...............              --          166,197,051      166,538,428
                                                       ----------        -------------    -------------
Net Assets -- End of Period .....................      $1,814,983        $ 148,945,573    $ 166,197,051
                                                       ==========        =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                   --               --
 Redeemed .......................................              --                   --               --
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................              --                   --               --
                                                       ==========        =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................             207                  432              696
 Redeemed .......................................             (33)              (1,275)          (1,268)
                                                       ----------        -------------    -------------
 Net Increase (Decrease) ........................             174                 (843)            (572)
                                                       ==========        =============    =============



                                                    EQ/Evergreen
                                                   International           EQ/Evergreen                        EQ/FI
                                                      Bond (e)                 Omega                          Mid Cap
                                                  --------------- ------------------------------- --------------------------------
                                                        2005            2005            2004            2005             2004
                                                  --------------- --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $     (222)    $   (157,545)    $  (131,584)   $    4,677,345   $    659,476
 Net realized gain (loss) on investments ........          356          931,114          17,520         8,944,821      5,481,452
 Change in unrealized appreciation
  (depreciation) of investments .................         (520)        (554,500)        741,029       (10,052,529)     3,818,707
                                                    ----------     ------------     -----------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................         (386)         219,069         626,965         3,569,637      9,959,635
                                                    ----------     ------------     -----------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........           --           39,142         264,624           527,793      1,035,678
  Transfers between funds including
   guaranteed interest
   account, net .................................      213,647       (1,997,938)      3,346,103           825,278      2,850,265
  Transfers for contract benefits and
   terminations .................................       (1,363)        (911,965)       (683,487)       (5,181,749)    (4,630,376)
  Contract maintenance charges ..................         (196)         (29,919)        (32,142)         (188,047)      (184,524)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      212,088       (2,900,680)      2,895,098        (4,016,725)      (928,957)
                                                    ----------     ------------     -----------    --------------   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......          222           26,656          30,024          (227,518)       (16,402)
                                                    ----------     ------------     -----------    --------------   ------------
Increase (Decrease) in Net Assets ...............     (211,924)      (2,654,955)      3,552,087          (674,606)     9,014,276
Net Assets -- Beginning of Period ...............           --       12,935,271       9,383,184        82,669,221     73,654,945
                                                    ----------     ------------     -----------    --------------   ------------
Net Assets -- End of Period .....................   $  211,924     $ 10,280,316     $12,935,271    $   81,994,615   $ 82,669,221
                                                    ==========     ============     ===========    ==============   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --               --              --                --             --
 Redeemed .......................................           --               --              --                --             --
                                                    ----------     ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           --               --              --                --             --
                                                    ==========     ============     ===========    ==============   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           26              193             697             1,423          1,827
 Redeemed .......................................           (4)            (547)           (333)           (1,802)        (1,968)
                                                    -------------  ------------     -----------    --------------   ------------
 Net Increase (Decrease) ........................           22             (354)            364              (379)          (141)
                                                    ============   ============     ===========    ==============   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                         EQ/GAMCO
                                                                EQ/FI                   Mergers and
                                                            Mid Cap Value            Acquisitions (d)
                                                  --------------------------------- ------------------
                                                        2005             2004              2005
                                                  ---------------- ---------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   4,892,936    $   1,726,319       $  71,861
 Net realized gain (loss) on investments ........     15,436,145       13,926,306          10,794
 Change in unrealized appreciation
  (depreciation) of investments .................     (5,800,109)       6,831,397         (49,579)
                                                   -------------    -------------       ---------
 Net increase (decrease) in net assets from
  operations ....................................     14,528,972       22,484,022          33,076
                                                   -------------    -------------       ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      1,319,385        1,409,402           9,605
  Transfers between funds including
   guaranteed interest
   account, net .................................     (4,427,840)      (3,358,266)      5,634,487
  Transfers for contract benefits and
   terminations .................................    (11,782,860)     (11,718,404)        (10,179)
  Contract maintenance charges ..................       (438,749)        (439,553)           (430)
                                                   -------------    -------------       ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (15,330,064)     (14,106,821)      5,633,483
                                                   -------------    -------------       ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         18,208           20,264           8,093
                                                   -------------    -------------       ---------
Increase (Decrease) in Net Assets ...............       (782,884)       8,397,465       5,674,652
Net Assets -- Beginning of Period ...............    159,013,935      150,616,470              --
                                                   -------------    -------------       ---------
Net Assets -- End of Period .....................  $ 158,231,051    $ 159,013,935       $5,674,652
                                                   =============    =============       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --               --              --
 Redeemed .......................................             --               --              --
                                                   -------------    -------------       ----------
 Net Increase (Decrease) ........................             --               --              --
                                                   =============    =============       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          1,366            1,369             543
 Redeemed .......................................         (2,395)          (2,483)               (5)
                                                   -------------    -------------       ------------
 Net Increase (Decrease) ........................         (1,029)          (1,114)            538
                                                   =============    =============       ===========



                                                              EQ/GAMCO              EQ/International     EQ/Janus
                                                      Small Company Value (c)          Growth (d)     Large Cap Growth
                                                  -------------------------------- ------------------ ----------------
                                                        2005            2004              2005              2005
                                                  --------------- ---------------- ------------------ ---------------
Increase (Decrease) in Net Assets From Operations:
 Net investment income (loss) ...................   $   (46,592)     $    (542)        $   1,993       $   (325,543)
 Net realized gain (loss) on investments ........       773,181         43,224             4,312            296,486
 Change in unrealized appreciation
  (depreciation) of investments .................      (383,515)        41,981            34,215          1,211,114
                                                    -----------      ---------         ---------       ------------
 Net increase (decrease) in net assets from
  operations ....................................       343,074         84,663            40,520          1,182,057
                                                    -----------      ---------         ---------       ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       156,876         14,645            79,971            232,452
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,791,590      2,201,732           506,575            149,555
  Transfers for contract benefits and
   terminations .................................      (590,491)        (8,561)          (11,463)        (1,632,779)
  Contract maintenance charges ..................       (18,512)          (456)             (315)           (44,893)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,339,463      2,207,360           574,768         (1,295,665)
                                                    -----------      ---------         ---------       ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        34,239          2,574             1,805            (13,833)
                                                    -----------      ---------         ---------       ------------
Increase (Decrease) in Net Assets ...............     8,716,776      2,294,597           617,093           (127,443)
Net Assets -- Beginning of Period ...............     2,294,597             --                --         22,133,123
                                                    -----------      ---------         ---------       ------------
Net Assets -- End of Period .....................   $11,011,373      $2,294,597        $ 617,093       $ 22,005,680
                                                    ===========      ==========        =========       ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --                --                 --
 Redeemed .......................................            --             --                --                 --
                                                    -----------      ----------        ---------       ------------
 Net Increase (Decrease) ........................            --             --                --                 --
                                                    ===========      ==========        =========       ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           544            106                69                550
 Redeemed .......................................          (172)              (4)            (15)              (767)
                                                    -----------      ------------      ---------       ------------
 Net Increase (Decrease) ........................           372            102                54               (217)
                                                    ===========      ===========       =========       ============



                                                     EQ/Janus
                                                    Large Cap
                                                      Growth
                                                  --------------
                                                       2004
                                                  --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (277,427)
 Net realized gain (loss) on investments ........    (1,095,015)
 Change in unrealized appreciation
  (depreciation) of investments .................     3,517,516
                                                   ------------
 Net increase (decrease) in net assets from
  operations ....................................     2,145,074
                                                   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       258,465
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,908,581)
  Transfers for contract benefits and
   terminations .................................    (1,352,980)
  Contract maintenance charges ..................       (43,620)
                                                   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (3,046,716)
                                                   ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        22,207
                                                   ------------
Increase (Decrease) in Net Assets ...............      (879,435)
Net Assets -- Beginning of Period ...............    23,012,558
                                                   ------------
Net Assets -- End of Period .....................  $ 22,133,123
                                                   ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --
 Redeemed .......................................            --
                                                   ------------
 Net Increase (Decrease) ........................            --
                                                   ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           422
 Redeemed .......................................          (978)
                                                   ------------
 Net Increase (Decrease) ........................          (556)
                                                   ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/JPMorgan                     EQ/JPMorgan
                                                             Core Bond                  Value Opportunities
                                                  ------------------------------- -------------------------------
                                                        2005            2004            2005            2004
                                                  --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,200,186    $  1,244,901    $     10,956    $    (72,192)
 Net realized gain (loss) on investments ........       (69,024)        (88,297)        162,012        (513,252)
 Change in unrealized appreciation
  (depreciation) of investments .................      (736,576)         44,682         645,900       4,267,719
                                                   ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................       394,586       1,201,286         818,868       3,682,275
                                                   ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       781,600         842,935         277,182         443,408
  Transfers between funds including
   guaranteed interest
   account, net .................................    14,453,748       2,734,489      (2,308,796)     (1,967,443)
  Transfers for contract benefits and
   terminations .................................    (5,449,553)     (3,813,729)     (4,520,322)
  Contract maintenance charges ..................      (141,525)       (120,300)       (126,532)       (141,318)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     9,644,270        (356,605)     (6,678,468)     (5,343,212)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         3,437           1,330          28,414          33,641
                                                   ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    10,042,293         846,011      (5,831,186)     (1,627,296)
Net Assets -- Beginning of Period ...............    49,224,984      48,378,973      41,948,560      43,575,856
                                                   ------------    ------------    ------------    ------------
Net Assets -- End of Period .....................  $ 59,267,277    $ 49,224,984    $ 36,117,374    $ 41,948,560
                                                   ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,770           1,335             156             217
 Redeemed .......................................        (1,071)         (1,366)           (664)           (649)
                                                   ------------    ------------    ------------    ------------
 Net Increase (Decrease) ........................           699             (31)           (508)           (432)
                                                   ============    ============    ============    ============



                                                             EQ/Lazard               EQ/Legg Mason       EQ/Long
                                                          Small Cap Value          Value Equity (e)   Term Bond (d)
                                                  ------------------------------- ------------------ --------------
                                                        2005            2004             2005             2005
                                                  --------------- --------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,354,334    $  1,850,392       $   (870)        $   36,790
 Net realized gain (loss) on investments ........     5,945,564       3,480,338            878            (11,016)
 Change in unrealized appreciation
  (depreciation) of investments .................    (5,808,782)        512,664         12,244            (66,122)
                                                   ------------    ------------       --------         ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,491,116       5,843,394         12,252            (40,348)
                                                   ------------    ------------       --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       448,250       1,173,197             20             87,639
  Transfers between funds including
   guaranteed interest
   account, net .................................     1,321,146       8,960,341        649,750          3,328,329
  Transfers for contract benefits and
   terminations .................................    (4,295,618)     (3,369,091)       (11,303)          (117,375)
  Contract maintenance charges ..................      (128,404)       (118,053)          (376)            (2,988)
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,654,626)      6,646,394        638,091          3,295,605
                                                   ------------    ------------       --------         ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,781           2,499          1,061             15,207
                                                   ------------    ------------       --------         ----------
Increase (Decrease) in Net Assets ...............    (1,161,729)     12,492,287        651,404          3,270,462
Net Assets -- Beginning of Period ...............    47,504,644      35,012,357             --                 --
                                                   ------------    ------------       --------         ----------
Net Assets -- End of Period .....................  $ 46,342,915    $ 47,504,644       $651,404         $3,270,462
                                                   ============    ============       ========         ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --                 --
 Redeemed .......................................            --              --             --                 --
                                                   ------------    ------------       --------         ----------
 Net Increase (Decrease) ........................            --              --             --                 --
                                                   ============    ============       ========         ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           901           1,384             62                472
 Redeemed .......................................        (1,057)           (954)            (1)              (146)
                                                   ------------    ------------       -----------      ----------
 Net Increase (Decrease) ........................          (156)            430             61                326
                                                   ============    ============       ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                       EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                   Growth and Income (d)   Large Cap Core (d)   Mid Cap Value (d)
                                                  ----------------------- -------------------- -------------------
                                                            2005                  2005                 2005
                                                  ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................        $    419               $   (875)          $    9,536
 Net realized gain (loss) on investments ........           2,795                  3,549               32,799
 Change in unrealized appreciation
  (depreciation) of investments .................          17,643                 13,351              186,074
                                                         --------               --------           ----------
 Net increase (decrease) in net assets from
  operations ....................................          20,857                 16,025              228,409
                                                         --------               --------           ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          96,621                     --               31,111
  Transfers between funds including
   guaranteed interest
   account, net .................................         683,641                609,092            7,521,183
  Transfers for contract benefits and
   terminations .................................         (26,376)                (9,484)            (177,149)
  Contract maintenance charges ..................          (1,164)                  (561)              (5,397)
                                                         --------               --------           ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................         752,722                599,047            7,369,748
                                                         --------               --------           ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           3,421                  2,956               21,858
                                                         --------               --------           ----------
Increase (Decrease) in Net Assets ...............         777,000                618,028            7,620,014
Net Assets -- Beginning of Period ...............              --                     --                   --
                                                         --------               --------           ----------
Net Assets -- End of Period .....................        $777,000               $618,028           $7,620,014
                                                         ========               ========           ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              --                     --                   --
 Redeemed .......................................              --                     --                   --
                                                         --------               --------           ----------
 Net Increase (Decrease) ........................              --                     --                   --
                                                         ========               ========           ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              82                     71                  780
 Redeemed .......................................              (9)                   (13)                 (98)
                                                         -----------            --------           ----------
 Net Increase (Decrease) ........................              73                     58                  682
                                                         ==========             ========           ==========



                                                            EQ/Marsico                       EQ/Mercury
                                                               Focus                     Basic Value Equity
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (841,993)   $   (773,007)   $    (141,014)   $   1,212,501
 Net realized gain (loss) on investments ........     5,056,821       2,654,309       11,169,086        7,039,057
 Change in unrealized appreciation
  (depreciation) of investments .................     1,301,151       2,946,906       (9,181,971)       7,239,833
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     5,515,979       4,828,208        1,846,101       15,491,391
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       629,948         654,059        1,255,637        1,716,698
  Transfers between funds including
   guaranteed interest
   account, net .................................     9,292,452         784,276      (17,538,334)       4,103,795
  Transfers for contract benefits and
   terminations .................................    (4,200,923)     (4,001,647)     (14,843,578)     (13,498,302)
  Contract maintenance charges ..................      (161,564)       (153,923)        (493,953)        (535,736)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     5,559,913      (2,717,235)     (31,620,228)      (8,213,545)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     2,941,819           2,930           13,709           17,115
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     8,134,073       2,113,903      (29,760,418)       7,294,961
Net Assets -- Beginning of Period ...............    60,200,628      58,086,725      183,903,394      176,608,433
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 68,334,701    $ 60,200,628    $ 154,142,976    $ 183,903,394
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               --               --
 Redeemed .......................................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --               --               --
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,354           1,153              520            1,167
 Redeemed .......................................          (971)         (1,377)          (2,119)          (1,601)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           383            (224)          (1,599)            (434)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Mercury                          EQ/MFS
                                                         International Value            Emerging Growth Companies
                                                  --------------------------------- ---------------------------------
                                                        2005             2004             2005             2004
                                                  --------------- ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    224,157     $   105,948      $  (1,432,384)   $  (1,585,087)
 Net realized gain (loss) on investments ........     1,753,381         519,151        (10,241,697)     (11,988,675)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,119,605       9,259,830         18,666,905       25,504,516
                                                   ------------     -----------      -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     6,097,143       9,884,929          6,992,824       11,930,754
                                                   ------------     -----------      -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       691,366         884,267            818,721        1,231,887
  Transfers between funds including
   guaranteed interest
   account, net .................................     8,513,211       2,519,375        (11,894,529)      (9,707,453)
  Transfers for contract benefits and
   terminations .................................    (5,375,687)     (3,160,695)        (8,773,192)      (8,663,621)
  Contract maintenance charges ..................      (195,510)       (159,074)          (355,799)        (405,715)
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,633,380          83,873        (22,204,799)      17,544,902
                                                   ------------     -----------      -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         1,109           1,036                324              813
                                                   ------------     -----------      -------------    -------------
Increase (Decrease) in Net Assets ...............     9,731,632       9,969,838        (13,211,651)      (5,613,335)
Net Assets -- Beginning of Period ...............    60,926,797      50,956,959        116,247,454      121,860,789
                                                   ------------     -----------      -------------    -------------
Net Assets -- End of Period .....................  $ 70,658,429     $60,926,797      $ 103,035,803    $ 116,247,454
                                                   ============     ===========      =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                 --               --
 Redeemed .......................................            --              --                 --               --
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................            --              --                 --               --
                                                   ============     ===========      =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,037             688                262              478
 Redeemed .......................................          (816)           (697)            (1,812)          (1,929)
                                                   ------------     -----------      -------------    -------------
 Net Increase (Decrease) ........................           221              (9)            (1,550)          (1,451)
                                                   ============     ===========      =============    =============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                  ------------------------------- ---------------------------------
                                                        2005            2004            2005             2004
                                                  --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (140,994)   $   (139,008)   $   1,447,379    $  (1,006,754)
 Net realized gain (loss) on investments ........      (157,679)       (608,085)        (258,295)        (574,264)
 Change in unrealized appreciation
  (depreciation) of investments .................     1,066,938       2,184,909          321,582          555,369
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       768,265       1,437,816        1,510,666       (1,025,649)
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        81,764         136,094        3,394,777        5,673,757
  Transfers between funds including
   guaranteed interest
   account, net .................................    (1,347,474)       (361,190)      19,622,423        3,408,098
  Transfers for contract benefits and
   terminations .................................    (1,221,364)     (1,279,415)     (44,825,075)     (44,471,787)
  Contract maintenance charges ..................       (33,918)        (37,206)        (310,344)        (373,509)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,520,992)     (1,541,717)     (22,118,219)     (35,763,441)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         9,737          10,240            4,652            8,406
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............    (1,742,990)        (93,661)     (20,602,901)     (36,780,684)
Net Assets -- Beginning of Period ...............    15,970,530      16,064,191      137,677,779      174,458,463
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 14,227,540    $ 15,970,530    $ 117,074,878    $ 137,677,779
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              307              562
 Redeemed .......................................            --              --              413             (662)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --             (106)            (100)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           136             175            5,852            5,365
 Redeemed .......................................          (417)           (362)          (6,527)          (6,551)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................          (281)           (187)            (675)          (1,186)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Montag & Caldwell         EQ/PIMCO
                                                          Growth (c)          Real Return (d)
                                                  -------------------------- -----------------
                                                       2005          2004           2005
                                                  -------------- ----------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (7,498)    $   (24)     $  122,835
 Net realized gain (loss) on investments ........        5,011          --             236
 Change in unrealized appreciation
  (depreciation) of investments .................       41,258         969        (151,819)
                                                    ----------     -------      ----------
 Net increase (decrease) in net assets from
  operations ....................................       38,771         945         (28,748)
                                                    ----------     -------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       23,125      10,966         210,476
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,299,047      35,753       7,846,235
  Transfers for contract benefits and
   terminations .................................      (34,809)         --        (257,252)
  Contract maintenance charges ..................       (2,412)         --          (5,094)
                                                    ----------     -------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,284,951      46,719       7,794,365
                                                    ----------     -------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       10,605          72          21,776
                                                    ----------     -------      ----------
Increase (Decrease) in Net Assets ...............    1,334,327      47,736       7,787,393
Net Assets -- Beginning of Period ...............       47,736          --              --
                                                    ----------     -------      ----------
Net Assets -- End of Period .....................   $1,382,063     $47,736      $7,787,393
                                                    ==========     =======      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --          --              --
 Redeemed .......................................           --          --              --
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................           --          --              --
                                                    ==========     =======      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          312          11             875
 Redeemed .......................................          (25)         --             (93)
                                                    ----------     -------      ----------
 Net Increase (Decrease) ........................          287          11             782
                                                    ==========     =======      ==========



                                                        EQ/Short                 EQ/Small                       EQ/TCW
                                                   Duration Bond (d)           Company Index                  Equity (c)
                                                  ------------------- ------------------------------- ---------------------------
                                                          2005              2005            2004           2005          2004
                                                  ------------------- --------------- --------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $    7,683       $   (116,526)   $    325,396     $  (18,618)    $   (286)
 Net realized gain (loss) on investments ........            748          3,518,277       1,758,539          5,664            1
 Change in unrealized appreciation
  (depreciation) of investments .................        (13,092)        (2,558,180)      3,276,757        162,520        6,035
                                                      ----------       ------------    ------------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................         (4,661)           843,571       5,360,692        149,566        5,750
                                                      ----------       ------------    ------------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         26,234            235,357         359,594         17,218        8,355
  Transfers between funds including
   guaranteed interest
   account, net .................................      2,695,849         (3,086,415)      3,840,927      1,504,788      346,121
  Transfers for contract benefits and
   terminations .................................       (427,632)        (2,777,198)     (2,422,047)       (84,462)        (829)
  Contract maintenance charges ..................           (800)          (103,153)       (108,657)        (3,411)         (17)
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      2,993,651         (5,731,409)      1,669,817      1,434,133      353,630
                                                      ----------       ------------    ------------     ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         13,341              1,992           2,426         18,271          285
                                                      ----------       ------------    ------------     ----------     --------
Increase (Decrease) in Net Assets ...............      2,302,331         (4,885,847)      7,032,935      1,601,970      359,665
Net Assets -- Beginning of Period ...............             --         39,378,164      32,345,229        359,665           --
                                                      ----------       ------------    ------------     ----------     --------
Net Assets -- End of Period .....................     $2,302,331       $ 34,492,317    $ 39,378,164     $1,961,635     $359,665
                                                      ==========       ============    ============     ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --             --           --
 Redeemed .......................................             --                 --              --             --           --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................             --                 --              --             --           --
                                                      ==========       ============    ============     ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            297                380           1,020            128           21
 Redeemed .......................................            (67)              (786)           (891)           (36)          --
                                                      ----------       ------------    ------------     ----------     --------
 Net Increase (Decrease) ........................            229               (406)            129             92           21
                                                      ==========       ============    ============     ==========     ========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/UBS              EQ/Van Kampen
                                                      Growth and Income (c)       Comstock (d)
                                                  ----------------------------- ---------------
                                                       2005           2004            2005
                                                  -------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    3,369     $    772       $   27,883
 Net realized gain (loss) on investments ........       16,172          644            3,685
 Change in unrealized appreciation
  (depreciation) of investments .................       53,436        2,178          211,413
                                                    ----------     --------       ----------
 Net increase (decrease) in net assets from
  operations ....................................       72,977        3,594          242,981
                                                    ----------     --------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       (6,210)      11,783              947
  Transfers between funds including
   guaranteed interest
   account, net .................................    1,935,876      103,388        7,451,947
  Transfers for contract benefits and
   terminations .................................      (49,167)     (12,588)        (225,848)
  Contract maintenance charges ..................       (1,180)        (102)          (3,475)
                                                    ----------     --------       ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,879,319      102,481        7,223,571
                                                    ----------     --------       ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        9,684          140           17,948
                                                    ----------     --------       ----------
Increase (Decrease) in Net Assets ...............    1,961,980      106,215        7,484,500
Net Assets -- Beginning of Period ...............      106,215           --               --
                                                    ----------     --------       ----------
Net Assets -- End of Period .....................   $2,068,195     $106,215       $7,484,500
                                                    ==========     ========       ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --               --
 Redeemed .......................................           --           --               --
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................           --           --               --
                                                    ==========     ========       ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          419           23              752
 Redeemed .......................................          (68)          (3)             (38)
                                                    ----------     --------       ----------
 Net Increase (Decrease) ........................          351           20              714
                                                    ==========     ========       ==========

                                                                                   EQ/Van Kampen  EQ/Wells Fargo
                                                           EQ/Van Kampen              Mid Cap       Montgomery
                                                      Emerging Markets Equity       Growth (d)     Small Cap (d)
                                                  ------------------------------- -------------- ----------------
                                                        2005            2004           2005            2005
                                                  --------------- --------------- -------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (527,013)   $   (344,957)    $   (8,316)     $ 12,923
 Net realized gain (loss) on investments ........     8,734,011       1,458,292         46,212         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................     9,501,750       8,379,780        106,402        (4,074)
                                                   ------------    ------------     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................    17,708,748       9,493,115        144,298        12,779
                                                   ------------    ------------     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       695,534         539,127         12,443        24,826
  Transfers between funds including
   guaranteed interest
   account, net .................................    11,074,764       5,363,895      1,973,474       296,117
  Transfers for contract benefits and
   terminations .................................    (5,084,614)     (3,198,179)       (61,568)      (49,843)
  Contract maintenance charges ..................      (182,318)       (144,299)        (2,735)          (42)
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,503,366       2,560,544      1,921,614       271,058
                                                   ------------    ------------     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           906           1,167          8,196         1,452
                                                   ------------    ------------     ----------      --------
Increase (Decrease) in Net Assets ...............    24,213,020      12,054,826      2,074,108       285,311
Net Assets -- Beginning of Period ...............    55,955,005      43,900,179             --            --
                                                   ------------    ------------     ----------      --------
Net Assets -- End of Period .....................  $ 80,168,025    $ 55,955,005     $2,074,108      $285,311
                                                   ============    ============     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --             --            --
 Redeemed .......................................            --              --             --            --
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................            --              --             --            --
                                                   ============    ============     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         2,498           1,877            229            30
 Redeemed .......................................        (2,000)         (1,648)           (61)           (6)
                                                   ------------    ------------     ----------      --------
 Net Increase (Decrease) ........................           498             229            168            24
                                                   ============    ============     ==========      ========

-------
(a)   Commenced operations on February 13, 2004.
(b) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(c)   Commenced operations on October 25, 2004.
(d)   Commenced operations on May 9, 2005.
(e)   Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2005


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 66 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation ll
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value (7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap

----------------------

(1)  Formerly known as AXA Premier VIP Small/Mid Cap Growth
(2)  Formerly known as AXA Premier VIP Small/Mid Cap Value
(3)  Formerly known as EQ/Alliance Premier Growth
(4)  Formerly known as EQ/Enterprise Small Company Growth
(5)  Formerly known as EQ/Enterprise Equity Income
(6)  Formerly known as EQ/FI Small/Mid Cap Value
(7)  Formerly known as EQ/Enterprise Small Company Value
(8)  Formerly known as J.P. Morgan Core Bond
(9)  Formerly known as JP Morgan Value Opportunities
(10) Formerly known as EQ/Enterprise Growth
(11) Formerly known as EQ/Enterprise Equity
(12) Formerly known as EQ/Enterprise Growth and Income
(13) Formerly known as EQ/Emerging Markets Equity


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:


                                                   Purchases        Sales
                                                 ------------- --------------
AXA Aggressive Allocation ....................     5,604,129      1,071,794
AXA Conservative Allocation ..................     7,639,351      2,238,169
AXA Conservative Plus Allocation .............     9,375,611      2,660,248
AXA Moderate Allocation ......................    24,791,144     63,023,168
AXA Moderate Plus Allocation .................    22,086,991      3,689,895
AXA Premier VIP Aggressive Equity ............     2,142,886     11,542,333
AXA Premier VIP Core Bond ....................     7,455,058     12,474,741
AXA Premier VIP Health Care ..................     5,303,882      5,525,297
AXA Premier VIP High Yield ...................    19,217,015     28,045,037
AXA Premier VIP International Equity .........     5,325,921      4,419,242
AXA Premier VIP Large Cap Core Equity ........     1,182,252      2,278,801
AXA Premier VIP Large Cap Growth .............     2,660,119      4,516,062
AXA Premier VIP Large Cap Value ..............     8,860,387      6,962,588
AXA Premier VIP Small/Mid Cap Growth .........     5,126,360      5,587,422
AXA Premier VIP Small/Mid Cap Value ..........    10,084,463     13,731,287
AXA Premier VIP Technology ...................     4,322,498     12,943,968
EQ/Alliance Common Stock .....................    10,866,506    110,591,966
EQ/Alliance Growth & Income ..................    21,747,691     72,674,990
EQ/Alliance Intermediate Government Sec. .....    10,687,736     42,480,703
EQ/Alliance International ....................     9,780,964     23,382,394
EQ/Alliance Large Cap Growth .................     4,169,666     18,971,329
EQ/Alliance Quality Bond .....................     8,405,124      6,889,547
EQ/Alliance Small Cap Growth .................     4,804,137     21,057,188
EQ/Ariel Appreciation II .....................       241,991            243
EQ/Bears Stearns Small Company Growth ........     5,069,447      2,464,597
EQ/Bernstein Diversified Value ...............    14,001,633     24,116,285
EQ/Boston Advisors Equity Income .............    12,463,823      1,648,113
EQ/Calvert Socially Responsible ..............       508,534        344,421
EQ/Capital Guardian Growth ...................     1,236,418        200,883
EQ/Capital Guardian International ............     7,543,708      3,707,960
EQ/Capital Guardian Research .................     2,213,750     13,254,181
EQ/Capital Guardian U.S. Equity ..............     6,220,579      7,583,539
EQ/Caywood-Scholl High Yield Bond ............     2,203,871        318,493
EQ/Equity 500 Index ..........................     9,344,382     28,273,300
EQ/Evergreen International Bond ..............       253,641         41,553
EQ/Evergreen Omega ...........................     1,607,280      4,310,257
EQ/FI Mid Cap ................................    20,911,046     15,701,094
EQ/FI Small/Mid Cap Value ....................    26,851,523     27,522,535
EQ/GAMCO Mergers and Acquisitions ............     5,774,880         51,374
EQ/GAMCO Small Company Value .................    11,751,190      2,729,726
EQ/International Growth ......................       741,157        162,591
EQ/Janus Large Cap Growth ....................     2,727,866      4,362,909
EQ/JPMorgan Core Bond ........................    20,711,063      9,863,171
EQ/JPMorgan Value Opportunities ..............     1,821,360      8,486,480
EQ/Lazard Small Cap Value ....................    14,355,122     13,479,241
EQ/Legg Mason Value Equity ...................       649,943         11,661
EQ/Long Term Bond ............................     4,712,534      1,344,624
EQ/Lord Abbett Growth and Income .............       853,187         96,626

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


3. Purchases and Sales of Investments (Concluded)


                                                  Purchases       Sales
                                                ------------- -------------
EQ/Lord Abbett Large Cap Core ...............        728,752       127,623
EQ/Lord Abbett Mid Cap Value ................      7,911,765       510,623
EQ/Marsico Focus ............................     15,578,027    12,178,566
EQ/Mercury Basic Value Equity ...............     12,435,016    37,681,195
EQ/Mercury International Value ..............     12,325,057     8,466,410
EQ/MFS Emerging Growth Companies ............        806,119    22,442,978
EQ/MFS Investors Trust ......................        969,424     3,621,673
EQ/Money Market .............................    121,040,747   141,707,006
EQ/Montag & Caldwell Growth .................      1,399,025       110,967
EQ/PIMCO Real Return ........................      8,595,634       651,818
EQ/Short Duration Bond ......................      2,867,864       553,152
EQ/Small Company Index ......................      5,513,364     9,757,296
EQ/TCW Equity ...............................      1,950,430       516,644
EQ/UBS Growth and Income ....................      2,181,297       288,924
EQ/Van Kampen Comstock ......................      7,550,320       280,918
EQ/Van Kampen Emerging Market Equity ........     23,764,828    15,257,859
EQ/Van Kampen Mid Cap Growth ................      2,535,668       614,173
EQ/Wells Fargo Montgomery Small Cap .........        351,425        65,958

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


4. Expenses and Related Party Transactions (Concluded)

Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations

Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



----------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
----------------------------------------------------------------------------
                            EQ/Technology       AXA Premier VIP Technology
----------------------------------------------------------------------------
Shares -- Class B                9,264,482        4,556,436
Value -- Class B            $   37,725,040       37,725,040
Net Assets before merger    $   37,725,040      $ 9,542,558
Net Assets after merger                 --      $47,267,598
----------------------------------------------------------------------------



6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:



                                                                  Asset-based                    Current     Maximum
                                                Mortality and   Administration   Distribution   Aggregate   Aggregate
                                                Expense Risks       Charge          Charge        Charge     Charge
                                               --------------- ---------------- -------------- ----------- ----------
Accumulator Advisor ........................   0.50%           --               --             0.50%       0.50%
Income Manager .............................   0.90%           0.25%            --             1.15%       1.15%
Accumulator ................................   1.10%           0.25%            --             1.35%       1.35%
Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Plus, Select, Elite ............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Select issued after
  August 13, 2001 .................... .....   1.10%           0.35%            0.25%          1.70%       1.70%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


6. Contractowner Charges (Concluded)

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.



                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction

BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.

Protection Plus                       Annually on each
                                      contract date anniversary.



Charges                                                   Amount deducted                         How deducted
------------------------------------- ------------------------------------------------------ ----------------------
Charges for state premium and other   Varies by state.                                       Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Vary by portfolio                                      Unit value

Annual Administrative charge          Depending on account value a charge of $30 or          Unit liquidation from
                                      Years 1 to 2 lesser of $30 or 2% of account value      account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     Low -- During the first seven contract years a         Unit liquidation from
                                      charge is deducted from amounts withdrawn that         account value
                                      exceed 15% of account value. The charge begins at
                                      7% and declines by 1% each year.

                                      High -- During the first nine contract years, a
                                      charge is deducted from amounts withdrawn that
                                      exceed 15% of account value. The charge begins at
                                      8% and declines by 1% beginning in the third
                                      contract year.

BaseBuilder benefit charge            Low 0.30%                                              Unit liquidation from
                                      High 0.45%                                             account value

Protection Plus                       0.20%                                                  Unit liquidation from
                                                                                             account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Aggressive Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.50
         Highest contract charges 1.70% Class B (n)     $ 12.45
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.70
         Highest contract charges 1.70% Class B (n)     $ 11.72
         All contract charges                                --

AXA Conservative Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.57
         Highest contract charges 1.70% Class B (n)     $ 10.82
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.37
         Highest contract charges 1.70% Class B (n)     $ 10.74
         All contract charges                                --

AXA Conservative-Plus Allocation
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 10.76
         Highest contract charges 1.70% Class B (n)     $ 11.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (n)      $ 10.47
         Highest contract charges 1.70% Class B (n)     $ 11.02
         All contract charges                                --

AXA Moderate Allocation(b)(k)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 50.07
  2004   1.15% Class A                                  $ 48.21
  2003   1.15% Class A                                  $ 44.75
  2002   1.15% Class A                                  $ 37.91
  2001   1.15% Class A                                  $ 43.83

AXA Moderate Allocation(b)(k)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 54.27
         Highest contract charges 1.70% Class B (d)     $ 42.61
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 52.05
         Highest contract charges 1.70% Class B (d)     $ 41.36
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 48.11
         Highest contract charges 1.70% Class B (d)     $ 38.70
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 40.59
         Highest contract charges 1.70% Class B (d)     $ 33.05
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 46.74
         Highest contract charges 1.70% Class B (d)     $ 38.52
         All contract charges                                --

AXA Moderate-Plus Allocation

  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (n)      $ 11.37
         Highest contract charges 1.70% Class B (n)     $ 12.28
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
  2005
                                                                 7.52%
                                                                 6.23%
                  602             6,817          5.87%             --
  2004             --                --            --            7.44%
                   --                --            --            6.30%
                  192          $  2,040          2.74%             --

AXA Conservative Allocation
  2005
                                                                 1.93%
                                                                 0.71%
                  939             9,761          4.51%             --
  2004             --                --            --            3.74%
                   --                --            --            2.64%
                  437          $  4,511          4.73%             --

AXA Conservative-Plus Allocation
  2005
                                                                 2.73%
                                                                 1.50%
                1,253            13,241          4.67%             --
  2004             --                --            --            4.93%
                   --                --            --            3.81%
                  635          $  6,596          4.57%             --

AXA Moderate Allocation(b)(k)
  2005            703          $ 35,188          2.28%           3.85%
  2004            778          $ 37,532          2.49%           7.74%
  2003            909          $ 40,667          2.21%          18.03%
  2002          1,013          $ 38,398          1.51%         (13.51)%
  2001            387          $ 16,962          3.81%          (5.51)%

AXA Moderate Allocation(b)(k)
  2005
                                                                 4.27%
                                                                 3.02%
                7,497           337,587          2.28%             --
  2004             --                --            --            8.18%
                   --                --            --            6.88%
                8,374          $365,310          2.49%             --
  2003             --                --            --           18.54%
                   --                --            --           17.10%
                9,104          $370,750          2.21%             --
  2002             --                --            --          (13.16)%
                   --                --            --          (14.21)%
                9,708          $336,760          1.51%             --
  2001             --                --            --           (5.28)%
                   --                --            --           (1.04)%
                5,678          $229,005          3.81%             --

AXA Moderate-Plus Allocation
  2005
                                                                 6.14%
                                                                 4.86%
                2,669            29,848          4.92%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Moderate-Plus Allocation (Continued)

  2004   Lowest contract charges 0.50% Class B (n)      $ 10.71
         Highest contract charges 1.70% Class B (n)     $ 11.71
         All contract charges                                --

AXA Premier VIP Aggressive Equity
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 61.29
  2004   1.15% Class A                                  $ 57.16
  2003   1.15% Class A                                  $ 51.45
  2002   1.15% Class A                                  $ 37.75
  2001   1.15% Class A                                  $ 53.56

AXA Premier VIP Aggressive Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 68.25
         Highest contract charges 1.70% Class B (d)     $ 53.59
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 63.39
         Highest contract charges 1.70% Class B (d)     $ 50.38
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 56.83
         Highest contract charges 1.70% Class B (d)     $ 45.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 41.54
         Highest contract charges 1.70% Class B (d)     $ 33.82
         All contract charges
  2001   Lowest contract charges 0.50% Class B (a)      $ 58.69
         Highest contract charges 1.70% Class B (d)     $ 48.37
         All contract charges                                --

AXA Premier VIP Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.63
         Highest contract charge 1.70% Class B (f)      $ 11.08
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.49
         Highest contract charge 1.70% Class B (f)      $ 11.07
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 11.11
         Highest contract charge 1.70% Class B (f)      $ 10.84
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $ 10.76
         Highest contract charge 1.70% Class B (f)      $ 10.63
         All contract charges                                --

AXA Premier VIP Health Care
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 12.06
         Highest contract charge 1.70% Class B (f)      $ 11.49
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 11.33
         Highest contract charge 1.70% Class B (f)      $ 10.93
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.16
         Highest contract charge 1.70% Class B (f)      $  9.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
  2004             --                --            --         7.46%
                   --                --            --         6.32%
                1,006           $10,701          4.09%          --

AXA Premier VIP Aggressive Equity
  2005            270           $16,518            --         7.23%
  2004            320           $18,274            --        11.08%
  2003            387           $19,896            --        36.30%
  2002            453           $17,100          0.01%      (29.52)%
  2001            576           $30,851          0.35%      (25.85)%

AXA Premier VIP Aggressive Equity
  2005
                   --                --            --         7.66%
                   --                --            --         6.37%
                  658            38,064            --           --
  2004             --                --            --        11.54%
                   --                --            --        10.19%
                  770           $41,681            --           --
  2003             --                --            --        36.82%
                   --                --            --        35.19%
                  852           $41,680            --           --
  2002             --                --            --       (29.22)%
                   --                --            --       (30.09)%
                  901           $32,521          0.01%          --
  2001             --                --            --       (21.78)%
                   --                --            --        (3.53)%
                1,104           $56,840          0.35%          --

AXA Premier VIP Core Bond
  2005
                   --                --            --         1.24%
                   --                --            --         0.02%
                4,117            46,047          3.45%          --
  2004             --                --            --         3.37%
                   --                --            --         2.12%
                4,655           $51,923          3.67%          --
  2003             --                --            --         3.26%
                   --                --            --         1.98%
                4,850           $52,844          3.33%          --
  2002             --                --            --         5.39%
                   --                --            --         4.22%
                4,354           $46,418          5.86%          --

AXA Premier VIP Health Care
  2005
                   --                --            --         6.43%
                   --                --            --         5.15%
                1,418            16,462          5.18%          --
  2004             --                --            --        11.57%
                   --                --            --        10.22%
                1,500           $16,508          6.49%          --
  2003             --                --            --        27.48%
                   --                --            --        25.92%
                1,308           $13,030          1.19%          --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Health Care (Continued)
  2002   Lowest contract charge 0.50% Class B (f)       $  7.97
         Highest contract charge 1.70% Class B (f)      $  7.87
         All contract charges                                --

AXA Premier VIP High Yield
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 31.86
  2004   1.15% Class A                                  $ 31.20
  2003   1.15% Class A                                  $ 28.97
  2002   1.15% Class A                                  $ 23.85
  2001   1.15% Class A                                  $ 24.80

AXA Premier VIP High Yield
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 35.26
         Highest contract charges 1.70% Class B (d)     $ 28.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 34.38
         Highest contract charges 1.70% Class B (d)     $ 27.64
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 31.80
         Highest contract charges 1.70% Class B (d)     $ 25.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 26.08
         Highest contract charges 1.70% Class B (d)     $ 21.48
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.00
         Highest contract charges 1.70% Class B (d)     $ 22.51
         All contract charges                                --

AXA Premier VIP International Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 14.18
         Highest contract charge 1.70% Class B (f)      $ 13.51
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 12.35
         Highest contract charge 1.70% Class B (f)      $ 11.90
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $ 10.52
         Highest contract charge 1.70% Class B (f)      $ 10.27
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)       $  7.87
         Highest contract charge 1.70% Class B (f)      $  7.78
         All contract charges                                --

AXA Premier VIP Large Cap Core Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)       $ 11.39
         Highest contract charge 1.70% Class B (f)      $ 10.85
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.72
         Highest contract charge 1.70% Class B (f)      $ 10.34
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)       $  9.83
         Highest contract charge 1.70% Class B (f)      $  9.59
         All contract charges                                --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Health Care (Continued)
  2002             --                --            --           (19.41)%
                   --                --            --           (20.42)%
                  908          $  7,164            --               --

AXA Premier VIP High Yield
  2005            110          $  3,518          7.18%            2.13%
  2004            132          $  4,123          6.32%            7.69%
  2003            131          $  3,797          5.32%           21.47%
  2002             93          $  2,218          8.92%           (3.84)%
  2001            104          $  2,579         10.45%           (0.20)%

AXA Premier VIP High Yield
  2005
                   --                --            --             2.55%
                   --                --            --             1.31%
                3,191            94,122          7.18%              --
  2004             --                --            --             8.13%
                   --                --            --             6.82%
                3,675          $106,800          6.32%              --
  2003             --                --            --            21.93%
                   --                --            --            20.45%
                3,767          $102,272          5.32%              --
  2002             --                --            --            (3.41)%
                   --                --            --            (4.58)%
                3,455          $ 77,749          8.92%              --
  2001             --                --            --            (0.04)%
                   --                --            --            (1.24)%
                3,435          $ 81,118         10.45%              --

AXA Premier VIP International Equity
  2005
                   --                --            --            14.87%
                   --                --            --            13.48%
                1,608            21,954          7.47%              --
  2004             --                --            --            17.32%
                   --                --            --            15.90%
                1,633          $ 19,579          3.26%              --
  2003             --                --            --            33.72%
                   --                --            --            32.02%
                1,417          $ 14,629          0.72%              --
  2002             --                --            --           (18.61)%
                   --                --            --           (19.54)%
                  945          $  7,369            --               --

AXA Premier VIP Large Cap Core Equity
  2005
                   --                --            --             6.20%
                   --                --            --             4.92%
                  854             9,357          2.54%              --
  2004             --                --            --             9.13%
                   --                --            --             7.81%
                  973          $ 10,142          4.39%              --
  2003             --                --            --            27.50%
                   --                --            --            26.04%
                1,019          $  9,823          0.15%              --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                      Unit value
                                                     ------------
AXA Premier VIP Large Cap Core Equity (Continued)
  2002   Lowest contract charge 0.50% Class B (f)      $  7.71
         Highest contract charge 1.70% Class B (f)     $  7.61
         All contract charges
                        --
AXA Premier VIP Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.10
         Highest contract charge 1.70% Class B (f)     $  9.62
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.44
         Highest contract charge 1.70% Class B (f)     $  9.10
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.90
         Highest contract charge 1.70% Class B (f)     $  8.68
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.84
         Highest contract charge 1.70% Class B (f)     $  6.76
         All contract charges                               --

AXA Premier VIP Large Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.62
         Highest contract charge 1.70% Class B (f)     $ 12.02
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.84
         Highest contract charge 1.70% Class B (f)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $ 10.40
         Highest contract charge 1.70% Class B (f)     $ 10.15
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  7.98
         Highest contract charge 1.70% Class B (f)     $  7.88
         All contract charges                               --

AXA Premier VIP Mid Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 10.46
         Highest contract charge 1.70% Class B (f)     $  9.96
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $  9.70
         Highest contract charge 1.70% Class B (f)     $  9.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (f)      $  8.72
         Highest contract charge 1.70% Class B (f)     $  8.52
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (f)      $  6.25
         Highest contract charge 1.70% Class B (f)     $  6.18
         All contract charges                               --

AXA Premier VIP Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $ 12.73
         Highest contract charge 1.70% Class B (f)     $ 12.13
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (f)      $ 11.92
         Highest contract charge 1.70% Class B (f)     $ 11.49
         All contract charges                               --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
AXA Premier VIP Large Cap Core Equity (Continued)
-------------------------------------------------------------------------------
  2002             --                --            --           (22.59)%
                   --                --            --           (23.59)%
                  810           $ 6,177          0.36%              --
AXA Premier VIP Large Cap Growth
  2005
                   --                --            --             6.95%
                   --                --            --             5.67%
                1,677            16,297            --               --
  2004             --                --            --             6.13%
                   --                --            --             4.85%
                1,855           $17,016            --               --
  2003             --                --            --            30.12%
                   --                --            --            28.40%
                1,776           $15,491            --               --
  2002             --                --            --           (30.13)%
                   --                --            --           (30.88)%
                1,317           $ 8,928            --               --

AXA Premier VIP Large Cap Value
  2005
                   --                --            --             6.56%
                   --                --            --             5.28%
                1,819            22,104          5.12%              --
  2004             --                --            --            13.85%
                   --                --            --            12.48%
                1,724           $19,852          7.18%              --
  2003             --                --            --            30.33%
                   --                --            --            28.81%
                1,563           $15,952          2.07%              --
  2002             --                --            --           (18.82)%
                   --                --            --           (19.84)%
                1,442           $11,400          0.69%              --

AXA Premier VIP Mid Cap Growth
  2005
                   --                --            --             7.84%
                   --                --            --             6.55%
                2,393            24,089         12.97%              --
  2004             --                --            --            11.17%
                   --                --            --             9.83%
                2,748           $25,891          1.76%              --
  2003             --                --            --            39.52%
                   --                --            --            37.86%
                2,795           $23,920          1.76%              --
  2002             --                --            --           (36.61)%
                   --                --            --           (37.26)%
                1,766           $10,935            --               --

AXA Premier VIP Mid Cap Value
  2005
                   --                --            --             6.81%
                   --                --            --             5.53%
                2,164            26,520         19.86%              --
  2004             --                --            --            14.61%
                   --                --            --            13.23%
                2,950           $34,188          6.05%              --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
AXA Premier VIP Mid Cap Value (Continued)
  2003   Lowest contract charge 0.50% Class B (f)      $  10.40
         Highest contract charge 1.70% Class B (f)     $  10.15
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   7.43
         Highest contract charge 1.70% Class B (f)     $   7.34
         All contract charges                                --

AXA Premier VIP Technology(o)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charge 0.50% Class B (f)      $  10.36
         Highest contract charge 1.70% Class B (f)     $   9.87
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (f)      $   9.36
         Highest contract charge 1.70% Class B (f)     $   9.02
         All contract charges                                --
  2003   Lowest contract charge 0.50% Class B (f)      $   8.96
         Highest contract charge 1.70% Class B (f)     $   8.74
         All contract charges                                --
  2002   Lowest contract charge 0.50% Class B (f)      $   5.71
         Highest contract charge 1.70% Class B (f)     $   5.64
         All contract charges                                --

EQ/Alliance Common Stock
         Unit Value 1.15%*
  2005   1.15% Class A                                 $ 266.03
  2004   1.15% Class A                                 $ 257.37
  2003   1.15% Class A                                 $ 227.59
  2002   1.15% Class A                                 $ 153.56
  2001   1.15% Class A                                 $ 232.44

EQ/Alliance Common Stock
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)     $ 316.20
         Highest contract charges 1.70% Class B (d)    $ 219.99
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)     $ 304.68
         Highest contract charges 1.70% Class B (d)    $ 214.55
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)     $ 268.33
         Highest contract charges 1.70% Class B (d)    $ 191.26
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)     $ 180.32
         Highest contract charges 1.70% Class B (d)    $ 130.09
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)     $ 271.84
         Highest contract charges 1.70% Class B (d)    $ 198.52
         All contract charges                                --

EQ/Alliance Growth and Income
         Unit Value 1.15%*
  2005   1.15% Class A                                 $  30.84
  2004   1.15% Class A                                 $  29.50
  2003   1.15% Class A                                 $  26.48
  2002   1.15% Class A                                 $  20.49
  2001   1.15% Class A                                 $  26.26

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Mid Cap Value (Continued)
  2003             --                --            --           39.95%
                   --                --            --           38.27%
                2,491          $ 25,413          0.75%             --
  2002             --                --            --          (23.64)%
                   --                --            --          (24.49)%
                1,819          $ 13,389            --              --

AXA Premier VIP Technology(o)
  2005
                   --                --            --           10.71%
                   --                --            --            9.38%
                4,223            42,059            --              --
  2004             --                --            --            4.46%
                   --                --            --            3.20%
                5,125          $ 46,563          1.09%             --
  2003             --                --            --           56.92%
                   --                --            --           54.96%
                1,064          $  9,352          4.93%             --
  2002             --                --            --          (44.02)%
                   --                --            --          (44.65)%
                  344          $  1,941            --              --

EQ/Alliance Common Stock
  2005            322          $ 85,655          0.81%           3.36%
  2004            407          $104,744          0.97%          13.09%
  2003            498          $113,310          1.34%          48.21%
  2002            560          $ 85,993          0.05%         (33.94)%
  2001            748          $173,865          2.20%         (11.55)%

EQ/Alliance Common Stock
  2005
                   --                --            --            3.78%
                   --                --            --            2.53%
                2,036           495,374          0.81%             --
  2004             --                --            --           13.55%
                   --                --            --           12.18%
                2,356          $558,043          0.97%             --
  2003             --                --            --           48.81%
                   --                --            --           47.02%
                2,585          $543,840          1.34%             --
  2002             --                --            --          (33.67)%
                   --                --            --          (34.48)%
                2,775          $395,966          0.05%             --
  2001             --                --            --           (9.43)%
                   --                --            --           (5.22)%
                3,282          $714,043          2.20%             --

EQ/Alliance Growth and Income
  2005          1,397          $ 43,091          3.86%           4.55%
  2004          1,692          $ 49,898          1.40%          11.38%
  2003          2,039          $ 54,010          1.08%          29.23%
  2002          2,361          $ 48,377          1.16%         (21.98)%
  2001          2,922          $ 76,732          0.84%          (2.45)%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 32.70
         Highest contract charges 1.70% Class B (d)     $ 28.19
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 31.15
         Highest contract charges 1.70% Class B (d)     $ 27.18
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 27.85
         Highest contract charges 1.70% Class B (d)     $ 24.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 21.46
         Highest contract charges 1.70% Class B (d)     $ 19.19
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 27.40
         Highest contract charges 1.70% Class B (d)     $ 24.79
         All contract charges                                --

EQ/Alliance Intermediate Government Securities
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 19.61
  2004   1.15% Class A                                  $ 19.55
  2003   1.15% Class A                                  $ 19.35
  2002   1.15% Class A                                  $ 19.12
  2001   1.15% Class A                                  $ 17.76

EQ/Alliance Intermediate Government Securities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.14
         Highest contract charges 1.70% Class B (d)     $ 17.67
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 20.98
         Highest contract charges 1.70% Class B (d)     $ 17.76
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 20.69
         Highest contract charges 1.70% Class B (d)     $ 17.72
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.36
         Highest contract charges 1.70% Class B (d)     $ 17.65
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 18.84
         Highest contract charges 1.70% Class B (d)     $ 16.54
         All contract charges                                --

EQ/Alliance International (j) (m)
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 15.81
  2004   1.15% Class A                                  $ 13.84
  2003   1.15% Class A                                  $ 11.82
  2002   1.15% Class A                                  $  8.83
  2001   1.15% Class A                                  $  9.91

EQ/Alliance International (j) (m)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.58
         Highest contract charges 1.70% Class B (d)     $ 14.55
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Growth and Income
  2005
                    --               --            --            4.98%
                    --               --            --            3.71%
                12,570          366,624          3.86%             --
  2004              --               --            --           11.83%
                    --               --            --           10.48%
                14,430         $404,887          1.40%             --
  2003              --               --            --           29.80%
                    --               --            --           28.18%
                16,140         $408,824          1.08%             --
  2002              --               --            --          (21.68)%
                    --               --            --          (22.60)%
                17,883         $352,335          1.16%             --
  2001              --               --            --            0.51%
                    --               --            --           (4.17)%
                18,876         $479,870          0.84%             --

EQ/Alliance Intermediate Government Securities
  2005             293         $  5,747          3.15%           0.33%
  2004             354         $  6,917          2.75%           1.02%
  2003             460         $  8,893          3.27%           1.20%
  2002           1,043         $ 19,942          5.01%           7.66%
  2001             641         $ 11,384          5.10%           6.86%

EQ/Alliance Intermediate Government Securities
  2005
                    --               --            --            0.73%
                    --               --            --           -0.48%
                 7,156          130,692          3.15%             --
  2004              --               --            --            1.43%
                    --               --            --            0.21%
                 8,965         $164,292          2.75%             --
  2003              --               --            --            1.61%
                    --               --            --            0.41%
                11,443         $208,796          3.27%             --
  2002              --               --            --            8.06%
                    --               --            --            6.71%
                15,412         $279,403          5.01%             --
  2001              --               --            --            6.58%
                    --               --            --            1.56%
                 9,927         $168,636          5.10%             --

EQ/Alliance International (j) (m)
  2005           1,271         $ 20,101          1.49%          14.25%
  2004           1,509         $ 20,882          1.85%          17.11%
  2003           1,843         $ 21,775          1.80%          33.86%
  2002           1,978         $ 17,465            --          (10.90)%
  2001             816         $  8,087          1.65%         (23.76)%

EQ/Alliance International (j) (m)
  2005
                    --               --            --           14.72%
                    --               --            --           13.34%
                10,144          151,869          1.49%             --

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance International (j) (m) (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.45
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.29
         Highest contract charges 1.70% Class B (d)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.14
         Highest contract charges 1.70% Class B (d)     $  8.32
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.22
         Highest contract charges 1.70% Class B (d)     $  9.41
         All contract charges                                --

EQ/Alliance Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  7.55
         Highest contract charges 1.70% Class B (d)     $  6.96
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.60
         Highest contract charges 1.70% Class B (d)     $  6.16
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  6.12
         Highest contract charges 1.70% Class B (d)     $  5.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.99
         Highest contract charges 1.70% Class B (d)     $  4.77
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.29
         Highest contract charges 1.70% Class B (d)     $  7.05
         All contract charges                                --

EQ/Alliance Quality Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 17.77
         Highest contract charges 1.70% Class B (f)     $ 15.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.51
         Highest contract charges 1.70% Class B (f)     $ 15.27
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 16.96
         Highest contract charges 1.70% Class B (f)     $ 14.97
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 16.46
         Highest contract charges 1.70% Class B (f)     $ 14.71
         All contract charges                                --

EQ/Alliance Small Cap Growth (i)
-------------------------------------------------------------------
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 17.56
  2004   1.15% Class A                                  $ 15.89
  2003   1.15% Class A                                  $ 14.06
  2002   1.15% Class A                                  $ 10.07
  2001   1.15% Class A                                  $ 14.57

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance International (j) (m) (Continued)
  2004              --               --            --           17.58%
                    --               --            --           16.17%
                10,920         $143,903          1.85%             --
  2003              --               --            --           34.47%
                    --               --            --           32.81%
                11,827         $133,838          1.80%             --
  2002              --               --            --          (10.57)%
                    --               --            --          (11.59)%
                11,380         $ 96,673            --              --
  2001              --               --            --          (22.79)%
                    --               --            --           (4.18)%
                 2,236         $ 21,452          1.65%             --

EQ/Alliance Large Cap Growth
  2005
                    --               --            --           14.36%
                    --               --            --           12.98%
                14,003           99,105            --              --
  2004              --               --            --            7.84%
                    --               --            --            6.54%
                16,193         $101,176            --              --
  2003              --               --            --           22.65%
                    --               --            --           21.19%
                19,266         $112,705            --              --
  2002              --               --            --          (31.55)%
                    --               --            --          (32.35)%
                21,871         $105,934            --              --
  2001              --               --            --          (20.70)%
                    --               --            --           (7.60)%
                26,235         $186,351          0.01%             --

EQ/Alliance Quality Bond
  2005
                    --               --            --            1.49%
                    --               --            --            0.27%
                 1,582           25,077          3.87%             --
  2004              --               --            --            3.23%
                    --               --            --            1.98%
                 1,526         $ 24,056          4.05%             --
  2003              --               --            --            3.03%
                    --               --            --            1.77%
                 1,523         $ 23,461          2.77%             --
  2002              --               --            --            5.92%
                    --               --            --            4.70%
                 1,469         $ 22,156          7.12%             --

EQ/Alliance Small Cap Growth (i)
  2005             365         $  6,412            --           10.50%
  2004             358         $  5,682            --           12.96%
  2003             402         $  5,658            --           39.62%
  2002             428         $  4,310            --          (30.88)%
  2001             497         $  7,241          1.13%         (14.04)%

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Alliance Small Cap Growth (i)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 18.20
         Highest contract charges 1.70% Class B (d)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 16.41
         Highest contract charges 1.70% Class B (d)     $ 14.95
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 14.47
         Highest contract charges 1.70% Class B (d)     $ 13.34
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.32
         Highest contract charges 1.70% Class B (d)     $  9.63
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.86
         Highest contract charges 1.70% Class B (d)     $ 14.04
         All contract charges                                --

EQ/Ariel Appreciation II
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $ 10.38
         Highest contract charges 1.70% Class B (r)     $ 10.35
         All contract charges                                --

EQ/Bear Stearns Small Company Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  8.59
         Highest contract charges 1.70% Class B (p)     $  7.89
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  8.04
         Highest contract charges 1.70% Class B (p)     $  7.46
         All contract charges                                --

EQ/Bernstein Diversified Value (c)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 16.05
         Highest contract charges 1.70% Class B (d)     $ 14.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.30
         Highest contract charges 1.70% Class B (d)     $ 14.06
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.56
         Highest contract charges 1.70% Class B (d)     $ 12.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.58
         Highest contract charges 1.70% Class B (d)     $  9.96
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.31
         Highest contract charges 1.70% Class B (d)     $ 11.73
         All contract charges                                --

EQ/Boston Advisors Equity Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  6.30
         Highest contract charges 1.70% Class B (p)     $  5.78
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.96
         Highest contract charges 1.70% Class B (p)     $  5.54
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (i)
  2005
                    --               --            --           10.95%
                    --               --            --            9.62%
                 6,419          107,631            --              --
  2004              --               --            --           13.41%
                    --               --            --           12.05%
                 7,402         $112,923            --              --
  2003              --               --            --           40.21%
                    --               --            --           38.54%
                 8,248         $112,020            --              --
  2002              --               --            --          (30.55)%
                    --               --            --          (31.42)%
                 8,515         $ 83,261            --              --
  2001              --               --            --           (6.61)%
                    --               --            --           (1.81)%
                 7,897         $112,407          1.13%             --

EQ/Ariel Appreciation II
  2005
                    --               --            --            3.83%
                    --               --            --            3.54%
                    23              244          0.74%             --

EQ/Bear Stearns Small Company Growth
  2005
                    --               --            --            6.95%
                    --               --            --            5.67%
                   441            3,552          3.12%             --
  2004              --               --            --           14.09%
                    --               --            --           13.83%
                   123         $    937            --              --

EQ/Bernstein Diversified Value (c)
  2005
                    --               --            --            4.91%
                    --               --            --            3.65%
                10,260          153,051          3.14%             --
  2004              --               --            --           12.88%
                    --               --            --           11.52%
                11,146         $159,958          1.99%             --
  2003              --               --            --           28.17%
                    --               --            --           26.51%
                11,483         $147,389          1.34%             --
  2002              --               --            --          (14.05)%
                    --               --            --          (15.09)%
                11,295         $114,230          1.40%             --
  2001              --               --            --           (1.89)%
                    --               --            --           (1.18)%
                 8,329         $ 99,123          1.45%             --

EQ/Boston Advisors Equity Income
  2005
                    --               --            --            5.62%
                    --               --            --            4.35%
                 2,154           12,697            --              --
  2004              --               --            --            9.05%
                    --               --            --            8.80%
                   266         $  1,503          3.48%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Calvert Socially Responsible
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $  9.20
         Highest contract charges 1.70% Class B (e)     $  8.51
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $  8.50
         Highest contract charges 1.70% Class B (e)     $  7.96
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $  8.25
         Highest contract charges 1.70% Class B (e)     $  7.82
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $  6.48
         Highest contract charges 1.70% Class B (e)     $  6.22
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $  8.85
         Highest contract charges 1.70% Class B (e)     $  8.60
         All contract charges                                --

EQ/Capital Guardian Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.33
         Highest contract charges 1.70% Class B (f)     $ 12.00
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 12.75
         Highest contract charges 1.70% Class B (f)     $ 11.62
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 12.14
         Highest contract charges 1.70% Class B (f)     $ 11.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  9.84
         Highest contract charges 1.70% Class B (f)     $  9.19
         All contract charges                                --

EQ/Capital Guardian International
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 13.07
         Highest contract charges 1.70% Class B (f)     $ 12.06
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 11.22
         Highest contract charges 1.70% Class B (f)     $ 10.47
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $  9.92
         Highest contract charges 1.70% Class B (f)     $  9.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $  7.52
         Highest contract charges 1.70% Class B (f)     $  7.19
         All contract charges                                --

EQ/Capital Guardian Research (l)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.52
         Highest contract charges 1.70% Class B (d)     $ 11.55
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.87
         Highest contract charges 1.70% Class B (d)     $ 11.08
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible
  2005
                   --                --            --            8.20%
                   --                --            --            6.90%
                  130             1,125          4.09%             --
  2004             --                --            --            3.07%
                   --                --            --            1.83%
                  116           $   939            --              --
  2003             --                --            --           27.31%
                   --                --            --           25.72%
                  113           $   897            --              --
  2002             --                --            --          (26.78)%
                   --                --            --          (27.68)%
                  105           $   655            --              --
  2001             --                --            --            2.89%
                   --                --            --            2.48%
                   19           $   165            --              --

EQ/Capital Guardian Growth
  2005
                   --                --            --            4.58%
                   --                --            --            3.33%
                  179             2,194          0.21%             --
  2004             --                --            --            5.01%
                   --                --            --            3.74%
                   89           $ 1,059          0.48%             --
  2003             --                --            --           23.38%
                   --                --            --           21.87%
                  117           $ 1,335          0.16%             --
  2002             --                --            --          (25.85)%
                   --                --            --          (26.66)%
                   52           $   489          0.28%             --

EQ/Capital Guardian International
  2005
                   --                --            --           16.54%
                   --                --            --           15.14%
                1,659            20,675          1.77%             --
  2004             --                --            --           13.04%
                   --                --            --           11.68%
                1,331           $14,271          1.70%             --
  2003             --                --            --           31.91%
                   --                --            --           30.46%
                  807           $ 7,656          1.58%             --
  2002             --                --            --          (14.55)%
                   --                --            --          (15.61)%
                  348           $ 2,524          2.20%             --

EQ/Capital Guardian Research (l)
  2005
                   --                --            --            5.53%
                   --                --            --            4.26%
                5,839            68,872          0.53%             --
  2004             --                --            --           10.35%
                   --                --            --            9.02%
                6,765           $76,328          0.61%             --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Capital Guardian Research (l) (Continued)
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.76
         Highest contract charges 1.70% Class B (d)     $ 10.16
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.22
         Highest contract charges 1.70% Class B (d)     $  7.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.97
         Highest contract charges 1.70% Class B (d)     $ 10.62
         All contract charges                                --

EQ/Capital Guardian U.S. Equity (h)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.28
         Highest contract charges 1.70% Class B (d)     $ 11.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.65
         Highest contract charges 1.70% Class B (d)     $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.71
         Highest contract charges 1.70% Class B (d)     $ 10.12
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.89
         Highest contract charges 1.70% Class B (d)     $  7.55
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 10.39
         Highest contract charges 1.70% Class B (d)     $ 10.06
         All contract charges                                --

EQ/Caywood-Scholl High Yield Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.46
         Highest contract charges 1.70% Class B (q)     $ 10.37
         All contract charges                                --

EQ/Equity 500 Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 29.22
         Highest contract charges 1.70% Class B (d)     $ 25.31
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 28.13
         Highest contract charges 1.70% Class B (d)     $ 24.66
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 25.65
         Highest contract charges 1.70% Class B (d)     $ 22.76
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 20.16
         Highest contract charges 1.70% Class B (d)     $ 18.11
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 26.11
         Highest contract charges 1.70% Class B (d)     $ 23.74
         All contract charges                                --

EQ/Evergreen International Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (r)      $  9.77
         Highest contract charges 1.70% Class B (r)     $  9.74
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (l) (Continued)
  2003             --                --            --           30.90%
                   --                --            --           29.26%
                7,243          $ 74,735          0.42%             --
  2002             --                --            --          (25.07)%
                   --                --            --          (25.99)%
                7,687          $ 61,160          0.50%             --
  2001             --                --            --            0.28%
                   --                --            --           (0.52)%
                  761          $  8,134          0.24%             --

EQ/Capital Guardian U.S. Equity (h)
  2005
                   --                --            --            5.43%
                   --                --            --            4.17%
                3,715            42,838          5.46%             --
  2004             --                --            --            8.78%
                   --                --            --            7.47%
                4,000          $ 44,150          0.48%             --
  2003             --                --            --           35.73%
                   --                --            --           34.02%
                3,767          $ 38,585          0.32%             --
  2002             --                --            --          (24.06)%
                   --                --            --          (24.96)%
                2,882          $ 21,951          0.51%             --
  2001             --                --            --            0.29%
                   --                --            --           (1.08)%
                1,152          $ 11,661          0.36%             --

EQ/Caywood-Scholl High Yield Bond
  2005
                   --                --            --            4.56%
                   --                --            --            3.72%
                  174          $  1,807         13.63%             --

EQ/Equity 500 Index
  2005
                   --                --            --            3.88%
                   --                --            --            2.63%
                5,668           148,550          3.00%             --
  2004             --                --            --            9.68%
                   --                --            --            8.36%
                6,511          $165,823          1.38%             --
  2003             --                --            --           27.21%
                   --                --            --           25.68%
                7,083          $166,206          1.27%             --
  2002             --                --            --          (22.79)%
                   --                --            --          (23.72)%
                7,353          $136,951          0.91%             --
  2001             --                --            --          (10.08)%
                   --                --            --           (3.86)%
                7,629          $185,741          0.83%             --

EQ/Evergreen International Bond
  2005
                   --                --            --           -2.31%
                   --                --            --           -2.59%
                   22               212            --              --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Evergreen Omega
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  9.07
         Highest contract charges 1.70% Class B (d)     $  8.33
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  8.77
         Highest contract charges 1.70% Class B (d)     $  8.15
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.23
         Highest contract charges 1.70% Class B (d)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.99
         Highest contract charges 1.70% Class B (d)     $  5.70
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  7.92
         Highest contract charges 1.70% Class B (d)     $  7.64
         All contract charges                                --

EQ/FI Mid Cap
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 12.23
         Highest contract charges 1.70% Class B (d)     $ 11.47
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.56
         Highest contract charges 1.70% Class B (d)     $ 10.97
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 10.01
         Highest contract charges 1.70% Class B (d)     $  9.62
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.01
         Highest contract charges 1.70% Class B (d)     $  6.81
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.64
         Highest contract charges 1.70% Class B (d)     $  8.50
         All contract charges                                --

EQ/FI Mid Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 17.04
         Highest contract charges 1.70% Class B (d)     $ 15.34
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.38
         Highest contract charges 1.70% Class B (d)     $ 14.02
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.12
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.89
         Highest contract charges 1.70% Class B (d)     $  9.24
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.66
         Highest contract charges 1.70% Class B (d)     $ 11.02
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
  2005
                    --               --            --            3.44%
                    --               --            --            2.20%
                 1,194           10,128          2.91%             --
  2004              --               --            --            6.51%
                    --               --            --            5.22%
                 1,548         $ 12,815          0.31%             --
  2003              --               --            --           37.40%
                    --               --            --           35.94%
                 1,184         $  9,300            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.40)%
                   834         $  4,799            --              --
  2001              --               --            --          (14.95)%
                    --               --            --           (3.10)%
                   537         $  4,131          0.01%             --

EQ/FI Mid Cap
  2005
                    --               --            --            5.84%
                    --               --            --            4.56%
                 7,030           81,842         13.24%             --
  2004              --               --            --           15.45%
                    --               --            --           14.06%
                 7,409         $ 82,301          6.20%             --
  2003              --               --            --           42.80%
                    --               --            --           41.26%
                 7,550         $ 73,326            --              --
  2002              --                                         (18.87)%
                    --                                         (19.89)%
                 6,335                                             --
  2001              --               --            --          (10.50)%
                    --               --            --           (3.69)%
                 3,310         $ 28,214          0.19%             --

EQ/FI Mid Cap Value
  2005
                    --               --            --           10.77%
                    --               --            --            9.44%
                10,049          158,052         10.69%             --
  2004              --               --            --           17.26%
                    --               --            --           15.84%
                11,078         $158,871          9.30%             --
  2003              --               --            --           32.65%
                    --               --            --           30.94%
                12,192         $150,515          0.37%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.15)%
                12,999         $122,134          0.57%             --
  2001              --               --            --            6.89%
                    --               --            --           (2.28)%
                 8,376         $ 93,606          0.80%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/GAMCO Mergers and Acquisitions
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.56
         Highest contract charges 1.70% Class B (r)     $ 10.48
         All contract charges                                --

EQ/GAMCO Small Company Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 27.24
         Highest contract charges 1.70% Class B (p)     $ 22.05
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 26.24
         Highest contract charges 1.70% Class B (p)     $ 21.50
         All contract charges                                --

EQ/International Growth
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 11.56
         Highest contract charges 1.70% Class B (r)     $ 11.47
         All contract charges                                --

EQ/Janus Large Cap Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $  6.67
         Highest contract charges 1.70% Class B (d)     $  6.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  6.25
         Highest contract charges 1.70% Class B (d)     $  5.93
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  5.60
         Highest contract charges 1.70% Class B (d)     $  5.38
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  4.47
         Highest contract charges 1.70% Class B (d)     $  4.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.45
         Highest contract charges 1.70% Class B (d)     $  6.35
         All contract charges                                --

EQ/JPMorgan Core Bond
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 14.95
         Highest contract charges 1.70% Class B (f)     $ 13.57
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 14.70
         Highest contract charges 1.70% Class B (f)     $ 13.50
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.19
         Highest contract charges 1.70% Class B (f)     $ 13.20
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 13.80
         Highest contract charges 1.70% Class B (f)     $ 12.99
         All contract charges                                --

EQ/JPMorgan Value Opportunities
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.58
         Highest contract charges 1.70% Class B (d)     $ 13.12
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
  2005
                   --                --            --            5.64%
                   --                --            --            4.79%
                  538             5,667          4.81%             --

EQ/GAMCO Small Company Value
  2005
                   --                --            --            3.80%
                   --                --            --            2.55%
                  474            10,971          9.76%             --
  2004             --                --            --           13.51%
                   --                --            --           13.26%
                  102           $ 2,292          9.32%             --

EQ/International Growth
  2005
                   --                --            --           15.64%
                   --                --            --           14.72%
                   54               615          2.36%             --

EQ/Janus Large Cap Growth
  2005
                   --                --            --            6.75%
                   --                --            --            5.47%
                3,465            21,903            --              --
  2004             --                --            --           11.59%
                   --                --            --           10.24%
                3,682           $22,024          0.24%             --
  2003             --                --            --           25.28%
                   --                --            --           23.70%
                4,238           $22,937            --              --
  2002             --                --            --          (30.70)%
                   --                --            --          (31.50)%
                4,684           $20,463            --              --
  2001             --                --            --          (20.01)%
                   --                --            --           (5.45)%
                3,726           $23,722          0.01%             --

EQ/JPMorgan Core Bond
  2005
                   --                --            --            1.71%
                   --                --            --            0.48%
                4,274            59,245          3.61%             --
  2004             --                --            --            3.58%
                   --                --            --            2.33%
                3,575           $49,206          4.28%             --
  2003             --                --            --            2.84%
                   --                --            --            1.62%
                3,606           $48,363          3.08%             --
  2002             --                --            --            7.56%
                   --                --            --            6.30%
                3,470           $45,666          9.56%             --

EQ/JPMorgan Value Opportunities
  2005
                   --                --            --            3.41%
                   --                --            --            2.16%
                2,671            36,117          1.45%             --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/JPMorgan Value Opportunities (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.10
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.78
         Highest contract charges 1.70% Class B (d)     $ 11.78
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 10.13
         Highest contract charges 1.70% Class B (d)     $  9.45
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 12.57
         Highest contract charges 1.70% Class B (d)     $ 11.88
         All contract charges                                --

EQ/Lazard Small Cap Value
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 18.39
         Highest contract charges 1.70% Class B (f)     $ 16.69
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 17.65
         Highest contract charges 1.70% Class B (f)     $ 16.22
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 15.15
         Highest contract charges 1.70% Class B (f)     $ 14.09
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.08
         Highest contract charges 1.70% Class B (f)     $ 10.43
         All contract charges                                --

EQ/Legg Mason Value Equity
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (r)      $ 10.66
         Highest contract charges 1.70% Class B (r)     $ 10.63
         All contract charges                                --

EQ/Long Term Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.06
         Highest contract charges 1.70% Class B (q)     $  9.98
         All contract charges                                --

EQ/Lord Abbett Growth and Income
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.66
         Highest contract charges 1.70% Class B (q)     $ 10.57
         All contract charges                                --

EQ/Lord Abbett Large Cap Core
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.62
         Highest contract charges 1.70% Class B (q)     $ 10.54
         All contract charges                                --

EQ/Lord Abbett Mid Cap Value
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.21
         Highest contract charges 1.70% Class B (q)     $ 11.12
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities (Continued)
  2004             --                --            --           10.33%
                   --                --            --            9.00%
                3,179           $41,949          1.24%             --
  2003             --                --            --           26.16%
                   --                --            --           24.66%
                3,611           $43,576          1.33%             --
  2002             --                --            --          (19.41)%
                   --                --            --          (20.46)%
                3,936           $37,988          1.31%             --
  2001             --                --            --           (5.97)%
                   --                --            --           (4.52)%
                4,173           $50,494          0.93%             --

EQ/Lazard Small Cap Value
  2005
                   --                --            --            4.16%
                   --                --            --            2.91%
                2,709            46,249          8.86%             --
  2004             --                --            --           16.52%
                   --                --            --           15.12%
                2,865           $47,417         11.17%             --
  2003             --                --            --           36.75%
                   --                --            --           35.07%
                2,435           $34,939          1.25%             --
  2002             --                --            --          (14.04)%
                   --                --            --          (15.00)%
                1,821           $19,297          0.98%             --

EQ/Legg Mason Value Equity
  2005
                   --                --            --            6.62%
                   --                --            --            6.31%
                   61               650          0.15%             --

EQ/Long Term Bond
  2005
                   --                --            --            0.56%
                   --                --            --           -0.25%
                  326             3,255          5.74%             --

EQ/Lord Abbett Growth and Income
  2005
                   --                --            --            6.59%
                   --                --            --            5.73%
                   73               774          1.34%             --

EQ/Lord Abbett Large Cap Core
  2005
                   --                --            --            6.21%
                   --                --            --            5.40%
                   58               615          0.89%             --

EQ/Lord Abbett Mid Cap Value
  2005
                   --                --            --           12.11%
                   --                --            --           11.22%
                  682             7,598          1.53%             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Marsico Focus
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (e)      $ 15.82
         Highest contract charges 1.70% Class B (e)     $ 15.01
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (e)      $ 14.36
         Highest contract charges 1.70% Class B (e)     $ 13.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (e)      $ 13.06
         Highest contract charges 1.70% Class B (e)     $ 12.69
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (e)      $ 10.01
         Highest contract charges 1.70% Class B (e)     $  9.85
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (e)      $ 11.37
         Highest contract charges 1.70% Class B (e)     $ 11.33
         All contract charges                                --

EQ/Mercury Basic Value Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 21.84
         Highest contract charges 1.70% Class B (d)     $ 19.66
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 21.32
         Highest contract charges 1.70% Class B (d)     $ 19.43
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 19.38
         Highest contract charges 1.70% Class B (d)     $ 17.87
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $ 14.84
         Highest contract charges 1.70% Class B (d)     $ 13.86
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 17.90
         Highest contract charges 1.70% Class B (d)     $ 16.92
         All contract charges                                --

EQ/Mercury International Value (g)
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (f)      $ 19.90
         Highest contract charges 1.70% Class B (f)     $ 17.91
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (f)      $ 18.04
         Highest contract charges 1.70% Class B (f)     $ 16.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (f)      $ 14.90
         Highest contract charges 1.70% Class B (f)     $ 13.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (f)      $ 11.70
         Highest contract charges 1.70% Class B (f)     $ 10.92
         All contract charges                                --

EQ/MFS Emerging Growth Companies
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.29
         Highest contract charges 1.70% Class B (d)     $ 13.76
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Marsico Focus
  2005
                    --               --            --           10.15%
                    --               --            --            8.83%
                 4,494           68,290          2.61%             --
  2004              --               --            --            9.96%
                    --               --            --            8.63%
                 4,111         $ 57,243            --              --
  2003              --               --            --           30.45%
                    --               --            --           28.83%
                 4,335         $ 55,413            --              --
  2002              --               --            --          (11.96)%
                    --               --            --          (13.06)%
                 2,259         $ 22,327          0.07%             --
  2001              --               --            --           13.37%
                    --               --            --           12.98%
                   100         $  1,134            --              --

EQ/Mercury Basic Value Equity
  2005
                    --               --            --            2.44%
                    --               --            --            1.20%
                 7,616          153,657          5.20%             --
  2004              --               --            --           10.02%
                    --               --            --            8.69%
                 9,215         $183,445          4.97%             --
  2003              --               --            --           30.58%
                    --               --            --           28.95%
                 9,649         $176,210          0.52%             --
  2002              --               --            --          (17.09)%
                    --               --            --          (18.08)%
                10,203         $143,976          1.11%             --
  2001              --               --            --            6.06%
                    --               --            --            1.74%
                 9,018         $154,914          3.75%             --

EQ/Mercury International Value (g)
  2005
                    --               --            --           10.28%
                    --               --            --            8.96%
                 3,839           70,590          1.73%             --
  2004              --               --            --           21.04%
                    --               --            --           19.58%
                 3,618         $ 60,866          1.58%             --
  2003              --               --            --           27.35%
                    --               --            --           25.92%
                 3,627         $ 50,907          2.27%             --
  2002              --               --            --          (15.83)%
                    --               --            --          (16.83)%
                 3,783         $ 42,071          0.97%             --

EQ/MFS Emerging Growth Companies
  2005
                    --               --            --            8.48%
                    --               --            --            7.18%
                 7,269          102,815            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/MFS Emerging Growth Companies (Continued)
  2004   Lowest contract charges 0.50% Class B (a)      $ 14.09
         Highest contract charges 1.70% Class B (d)     $ 12.84
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 12.58
         Highest contract charges 1.70% Class B (d)     $ 11.60
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  9.77
         Highest contract charges 1.70% Class B (d)     $  9.12
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 14.96
         Highest contract charges 1.70% Class B (d)     $ 14.13
         All contract charges                                --

EQ/MFS Investors Trust
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 10.08
         Highest contract charges 1.70% Class B (d)     $  9.26
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $  9.45
         Highest contract charges 1.70% Class B (d)     $  8.79
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $  8.53
         Highest contract charges 1.70% Class B (d)     $  8.03
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  7.02
         Highest contract charges 1.70% Class B (d)     $  6.69
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $  8.94
         Highest contract charges 1.70% Class B (d)     $  8.62
         All contract charges                                --

EQ/Money Market
         Unit Value 1.15%*
  2005   1.15% Class A                                  $ 30.59
  2004   1.15% Class A                                  $ 30.08
  2003   1.15% Class A                                  $ 30.12
  2002   1.15% Class A                                  $ 30.22
  2001   1.15% Class A                                  $ 30.12

EQ/Money Market
  2005   Unit Value 0.00% to 1.70%*
         Lowest contract charges 0.00% Class B (a)      $ 39.77
         Highest contract charges 1.70% Class B (d)     $ 26.15
         All contract charges                                --
  2004   Lowest contract charges 0.00% Class B (a)      $ 38.75
         Highest contract charges 1.70% Class B (d)     $ 25.92
         All contract charges                                --
  2003   Lowest contract charges 0.00% Class B (a)      $ 38.46
         Highest contract charges 1.70% Class B (d)     $ 26.17
         All contract charges                                --
  2002   Lowest contract charges 0.00% Class B (a)      $ 38.24
         Highest contract charges 1.70% Class B (d)     $ 26.47
         All contract charges                                --
  2001   Lowest contract charges 0.00% Class B (a)      $ 37.77
         Highest contract charges 1.70% Class B (d)     $ 26.60
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies (Continued)
  2004              --               --            --           12.06%
                    --               --            --           10.71%
                 8,819         $116,063            --              --
  2003              --               --            --           28.76%
                    --               --            --           27.17%
                10,270         $121,717            --              --
  2002              --               --            --          (34.70)%
                    --               --            --          (35.46)%
                11,520         $107,073            --              --
  2001              --               --            --          (31.09)%
                    --               --            --           (4.17)%
                14,562         $209,039          0.02%             --

EQ/MFS Investors Trust
  2005
                    --               --            --            6.66%
                    --               --            --            5.38%
                 1,491           14,051          0.48%             --
  2004              --               --            --           10.84%
                    --               --            --            9.51%
                 1,772         $ 15,816          0.55%             --
  2003              --               --            --           21.51%
                    --               --            --           20.03%
                 1,959         $ 15,936          0.61%             --
  2002              --               --            --          (21.48)%
                    --               --            --          (22.39)%
                 2,068         $ 13,976          0.52%             --
  2001              --               --            --          (14.02)%
                    --               --            --           (3.66)%
                 2,161         $ 18,760          0.42%             --

EQ/Money Market
  2005             238         $  7,289          2.56%           1.70%
  2004             344         $ 10,358          0.79%          (0.13)%
  2003             444         $ 13,368          0.56%          (0.34)%
  2002             863         $ 26,080          1.15%           0.33%
  2001             954         $ 28,734          3.96%           2.66%

EQ/Money Market
  2005
                    --               --            --            2.62%
                    --               --            --            0.88%
                 3,949          109,656          2.56%             --
  2004              --               --            --            0.78%
                    --               --            --           (0.94)%
                 4,624         $127,203          0.79%             --
  2003              --               --            --            0.56%
                    --               --            --           (1.14)%
                 5,810         $160,985          0.56%             --
  2002              --               --            --            1.24%
                    --               --            --           (0.48)%
                 8,542         $238,649          1.15%             --
  2001              --               --            --            3.56%
                    --               --            --            0.21%
                 9,646         $269,409          3.96%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2005


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                      December 31,
                                                      ------------
                                                       Unit value
                                                      ------------
EQ/Montag & Caldwell Growth
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  4.90
         Highest contract charges 1.70% Class B (p)     $  4.49
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  4.67
         Highest contract charges 1.70% Class B (p)     $  4.34
         All contract charges                                --

EQ/PIMCO Real Return
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $  9.99
         Highest contract charges 1.70% Class B (q)     $  9.91
         All contract charges                                --

EQ/Short Duration Bond
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.04
         Highest contract charges 1.70% Class B (q)     $  9.96
         All contract charges                                --

EQ/Small Company Index
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 15.81
         Highest contract charges 1.70% Class B (d)     $ 14.35
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (a)      $ 15.24
         Highest contract charges 1.70% Class B (d)     $ 14.00
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (a)      $ 13.02
         Highest contract charges 1.70% Class B (d)     $ 12.10
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (a)      $  8.97
         Highest contract charges 1.70% Class B (d)     $  8.44
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (a)      $ 11.40
         Highest contract charges 1.70% Class B (d)     $ 10.86
         All contract charges                                --

EQ/TCW Equity
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $ 20.25
         Highest contract charges 1.70% Class B (p)     $ 16.39
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $ 19.57
         Highest contract charges 1.70% Class B (p)     $ 16.03
         All contract charges                                --

EQ/UBS Growth and Income
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (p)      $  5.90
         Highest contract charges 1.70% Class B (p)     $  5.41
         All contract charges                                --
  2004   Lowest contract charges 0.50% Class B (p)      $  5.44
         Highest contract charges 1.70% Class B (p)     $  5.05
         All contract charges                                --



                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Montag & Caldwell Growth
  2005
                   --                --            --            4.88%
                   --                --            --            3.62%
                  298             1,371          0.41%             --
  2004             --                --            --            7.93%
                   --                --            --            7.69%
                   11           $    48          0.51%             --

EQ/PIMCO Real Return
  2005
                   --                --            --           -0.09%
                   --                --            --           -0.89%
                  782             7,766          5.77%             --

EQ/Short Duration Bond
  2005
                   --                --            --            0.36%
                   --                --            --           -0.44%
                  229             2,289          2.01%             --

EQ/Small Company Index
  2005
                   --                --            --            3.74%
                   --                --            --            2.49%
                2,338            34,342          5.48%             --
  2004             --                --            --           17.08%
                   --                --            --           15.67%
                2,744           $39,236          3.93%             --
  2003             --                --            --           45.15%
                   --                --            --           43.36%
                2,615           $32,226          0.31%             --
  2002             --                --            --          (21.32)%
                   --                --            --          (22.29)%
                2,065           $17,685          0.55%             --
  2001             --                --            --            6.23%
                   --                --            --            1.92%
                1,820           $20,008          0.62%             --

EQ/TCW Equity
  2005
                   --                --            --            3.47%
                   --                --            --            2.22%
                  113             1,942            --              --
  2004             --                --            --           12.32%
                   --                --            --           12.07%
                   21           $   359            --              --

EQ/UBS Growth and Income
  2005
                   --                --            --            8.46%
                   --                --            --            7.16%
                  371             2,058          1.67%             --
  2004             --                --            --           11.67%
                   --                --            --           11.43%
                   20           $   106          4.29%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2005


7. Accumulation Unit Values (Concluded)

        (Concluded)

           Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 10.49              --                --            --           4.88%
         Highest contract charges 1.70% Class B (q)     $ 10.40              --                --            --           4.04%
         All contract charges                                --             714             7,466          1.83%            --
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%*
         Lowest contract charges 0.50% Class B (a)      $ 14.98              --                --            --          32.12%
         Highest contract charges 1.70% Class B (d)     $ 13.53              --                --            --          30.53%
         All contract charges                                --           5,750            79,754          4.47%            --
  2004   Lowest contract charges 0.50% Class B (a)      $ 11.34              --                --            --          23.06%
         Highest contract charges 1.70% Class B (d)     $ 10.37              --                --            --          21.58%
         All contract charges                                --           5,252           $55,642          0.66%            --
  2003   Lowest contract charges 0.50% Class B (a)      $  9.21              --                --            --          55.05%
         Highest contract charges 1.70% Class B (d)     $  8.53              --                --            --          53.42%
         All contract charges                                --           5,023           $43,647          0.80%            --
  2002   Lowest contract charges 0.50% Class B (a)      $  5.94              --                --            --          (6.31)%
         Highest contract charges 1.70% Class B (d)     $  5.56              --                --            --          (7.65)%
         All contract charges                                --           5,016           $28,360            --             --
  2001   Lowest contract charges 0.50% Class B (a)      $  6.34              --                --            --          (4.62)%
         Highest contract charges 1.70% Class B (d)     $  6.02              --                --            --          (6.50)%
         All contract charges                                --           4,414           $26,903            --             --
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 12.44              --                --            --          24.44%
         Highest contract charges 1.70% Class B (q)     $ 12.34              --                --            --          23.44%
         All contract charges                                --             168             2,077            --             --
EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.70%
         Lowest contract charges 0.50% Class B (q)      $ 11.97              24               284         13.98%         19.72%

(a) Units were made available for sale on January 2, 2001.
(b) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(c) A substitution of T. Rowe Price Equity Income Portfolio for EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001. Units in EQ/Bernstein Diversified Value were made available for sale on May 18, 2001.
(d) Units were made available for sale on August 13, 2001.
(e) Units were made available for sale on September 4, 2001.
(f) Units were made available on January 14, 2002.
(g) A substitution of EQ/T. Rowe Price International Stock Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(i) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(j) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Growth Investors Portfolios for AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(m) A substitution of EQ/International Equity Index Portfolio and EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(n) Units were made available for sale on February 13, 2004.
(o) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004 (See Note 5).
(p) Units were made available for sale on October 25, 2004.
(q) Units were made available for sale on May 9, 2005.
(r) Units were made available for sale on October 17,2005.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................  FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2005.................................................. FSA-3
   Statements of Operations for the Year Ended December 31, 2005............................................ FSA-29
   Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004....................... FSA-39
   Notes to Financial Statements............................................................................ FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.....................................................    F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2005 and 2004..................................................    F-2
   Consolidated Statements of Earnings, Years Ended December 31, 2005, 2004 and 2003........................    F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive Income,
   Years Ended December 31, 2005, 2004 and 2003.............................................................    F-4
   Consolidated Statements of Cash Flows, Years Ended December 31, 2005, 2004 and 2003......................    F-5
   Notes to Consolidated Financial Statements...............................................................    F-7

                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2005 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2006

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                                                         AXA             AXA              AXA
                                                      Aggressive    Conservative   Conservative-Plus
                                                      Allocation     Allocation        Allocation
                                                   --------------- -------------- -------------------
Assets:
Investment in shares of The Trusts, at fair value   $572,428,632    $194,369,289      $451,381,978
Receivable for The Trusts shares sold ............     2,427,713              --                --
Receivable for policy-related transactions .......            --       4,946,408         1,606,286
                                                    ------------    ------------      ------------
  Total assets ...................................   574,856,345     199,315,697       452,988,264
                                                    ------------    ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --       4,946,408         1,606,286
Payable for policy-related transactions ..........     2,427,713              --                --
                                                    ------------    ------------      ------------
  Total liabilities ..............................     2,427,713       4,946,408         1,606,286
                                                    ------------    ------------      ------------
Net Assets .......................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Accumulation Units ...............................   572,360,246     194,238,946       451,307,019
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        68,386         130,343            74,959
                                                    ------------    ------------      ------------
Total net assets .................................  $572,428,632    $194,369,289      $451,381,978
                                                    ============    ============      ============
Investments in shares of The Trusts, at cost .....  $537,479,586    $196,505,139      $449,398,778
The Trusts shares held
 Class A .........................................            --              --                --
 Class B .........................................    44,160,755      18,188,487        40,439,276

                                                          AXA               AXA
                                                        Moderate       Moderate-Plus     AXA Premier VIP    AXA Premier VIP
                                                       Allocation        Allocation     Aggressive Equity      Core Bond
                                                   ----------------- ----------------- ------------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value   $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
Receivable for The Trusts shares sold ............              --                --             97,750            37,172
Receivable for policy-related transactions .......       3,284,304         5,776,865                 --                --
                                                    --------------    --------------       ------------      ------------
  Total assets ...................................   2,889,910,773     2,824,995,514        127,463,349       631,423,035
                                                    --------------    --------------       ------------      ------------
Liabilities:
Payable for The Trusts shares purchased ..........       3,284,304         5,754,722                 --                --
Payable for policy-related transactions ..........              --                --             97,750            37,172
                                                    --------------    --------------       ------------      ------------
  Total liabilities ..............................       3,284,304         5,754,722             97,750            37,172
                                                    --------------    --------------       ------------      ------------
Net Assets .......................................  $2,886,626,469    $2,819,218,649       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Accumulation Units ...............................   2,886,530,886     2,819,240,792        127,147,812       631,230,579
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          95,583                --            217,787           155,284
                                                    --------------    --------------       ------------      ------------
Total net assets .................................  $2,886,626,469    $2,819,240,792       $127,365,599      $631,385,863
                                                    ==============    ==============       ============      ============
Investments in shares of The Trusts, at cost .....  $2,731,172,632    $2,699,907,887       $122,786,746      $643,715,692
The Trusts shares held
 Class A .........................................              --                --                 --                --
 Class B .........................................     182,761,742       223,778,166          4,724,937        61,660,776

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                         AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                           Health Care       High Yield     International Equity
                                                        ---------------- ----------------- ----------------------
Assets:
Investment in shares of The Trusts, at fair value .....   $246,313,977      $877,389,710        $328,909,822
Receivable for The Trusts shares sold .................             --            94,893              86,463
Receivable for policy-related transactions ............        318,993                --                  --
                                                          ------------      ------------        ------------
  Total assets ........................................    246,632,970       877,484,603         328,996,287
                                                          ------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ...............        318,993                --                  --
Payable for policy-related transactions ...............             --            94,893              86,463
                                                          ------------      ------------        ------------
  Total liabilities ...................................        318,993            94,893              86,463
                                                          ------------      ------------        ------------
Net Assets ............................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Accumulation Units ....................................    246,215,883       877,332,132         328,765,557
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         98,094            57,578             144,267
                                                          ------------      ------------        ------------
Total net assets ......................................   $246,313,977      $877,389,710        $328,909,824
                                                          ============      ============        ============
Investments in shares of The Trusts, at cost ..........   $230,794,884      $928,532,882        $283,807,667
The Trusts shares held
 Class A ..............................................             --                --                  --
 Class B ..............................................     22,686,417       161,380,761          25,289,454

                                                            AXA Premier VIP       AXA Premier VIP   AXA Premier VIP
                                                         Large Cap Core Equity   Large Cap Growth   Large Cap Value
                                                        ----------------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value .....       $151,589,100         $295,810,234       $440,282,384
Receivable for The Trusts shares sold .................                 --              100,276                 --
Receivable for policy-related transactions ............            364,716                   --            638,065
                                                              ------------         ------------       ------------
  Total assets ........................................        151,953,816          295,910,510        440,920,449
                                                              ------------         ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ...............            364,716                   --            638,065
Payable for policy-related transactions ...............                 --              100,276                 --
                                                              ------------         ------------       ------------
  Total liabilities ...................................            364,716              100,276            638,065
                                                              ------------         ------------       ------------
Net Assets ............................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Accumulation Units ....................................        151,341,776          295,667,060        440,121,101
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................            247,324              143,174            161,283
                                                              ------------         ------------       ------------
Total net assets ......................................       $151,589,100         $295,810,234       $440,282,384
                                                              ============         ============       ============
Investments in shares of The Trusts, at cost ..........       $133,777,523         $249,697,207       $404,903,667
The Trusts shares held
 Class A ..............................................                 --                   --                 --
 Class B ..............................................         14,050,952           28,712,340         39,350,937

                                                         AXA Premier VIP
                                                          Mid Cap Growth
                                                        -----------------
Assets:
Investment in shares of The Trusts, at fair value .....    $374,112,707
Receivable for The Trusts shares sold .................              --
Receivable for policy-related transactions ............         375,113
                                                           ------------
  Total assets ........................................     374,487,820
                                                           ------------
Liabilities:
Payable for The Trusts shares purchased ...............         375,113
Payable for policy-related transactions ...............              --
                                                           ------------
  Total liabilities ...................................         375,113
                                                           ------------
Net Assets ............................................    $374,112,707
                                                           ============
Accumulation Units ....................................     374,042,695
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................          70,012
                                                           ------------
Total net assets ......................................    $374,112,707
                                                           ============
Investments in shares of The Trusts, at cost ..........    $348,983,716
The Trusts shares held
 Class A ..............................................              --
 Class B ..............................................      41,519,186

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP     EQ/Alliance
                                                     Mid Cap Value       Technology       Common Stock
                                                   ----------------- ----------------- -----------------
Investment in shares of The Trusts, at fair value     $370,721,023      $254,018,680    $1,278,041,522
Receivable for The Trusts shares sold ............              --                --                --
Receivable for policy-related transactions .......          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
  Total assets ...................................     370,812,310       256,317,917     1,280,543,884
                                                      ------------      ------------    --------------
Liabilities:
Payable for The Trusts shares purchased ..........          91,287         2,299,237         2,502,362
Payable for policy-related transactions ..........              --                --                --
                                                      ------------      ------------    --------------
  Total liabilities ..............................          91,287         2,299,237         2,502,362
                                                      ------------      ------------    --------------
Net Assets .......................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Accumulation Units ...............................     370,654,189       253,676,135     1,277,967,693
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          66,834           342,545            73,829
                                                      ------------      ------------    --------------
Total net assets .................................    $370,721,023      $254,018,680    $1,278,041,522
                                                      ============      ============    ==============
Investments in shares of The Trusts, at cost .....    $387,051,546      $213,458,296    $1,250,351,274
The Trusts shares held
 Class A .........................................              --                --                --
 Class B .........................................      38,563,747        24,828,017        71,036,659

                                                                         EQ/Alliance
                                                                        Intermediate                    EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance      Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value      $759,612,634     $321,422,318   $586,236,449    $411,139,414
Receivable for The Trusts shares sold ............               --          345,687        363,366              --
Receivable for policy-related transactions .......          147,364               --             --         156,664
                                                       ------------     ------------   ------------    ------------
  Total assets ...................................      759,759,998      321,768,005    586,599,815     411,296,078
                                                       ------------     ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........          147,364               --             --         156,664
Payable for policy-related transactions ..........               --          345,687        363,366              --
                                                       ------------     ------------   ------------    ------------
  Total liabilities ..............................          147,364          345,687        363,366         156,664
                                                       ------------     ------------   ------------    ------------
Net Assets .......................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Accumulation Units ...............................      759,474,567      320,909,050    585,935,489     409,334,005
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................          138,067          513,268        300,960       1,805,409
                                                       ------------     ------------   ------------    ------------
Total net assets .................................     $759,612,634     $321,422,318   $586,236,449    $411,139,414
                                                       ============     ============   ============    ============
Investments in shares of The Trusts, at cost .....     $663,109,777     $338,055,738   $461,541,398    $389,951,819
The Trusts shares held
 Class A .........................................               --               --             --              --
 Class B .........................................       40,934,144       33,102,579     46,783,528      53,223,788

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance         EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II
                                                   -------------- ------------------ -----------------
Assets:
Investment in shares of The Trusts, at fair value   $349,719,501     $443,963,771        $8,341,809
Receivable for The Trusts shares sold ............            --               --                --
Receivable for policy-related transactions .......         1,324           87,541            71,856
                                                    ------------     ------------        ----------
  Total assets ...................................   349,720,825      444,051,312         8,413,665
                                                    ------------     ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..........         1,324           87,541            71,856
Payable for policy-related transactions ..........            --               --                --
                                                    ------------     ------------        ----------
  Total liabilities ..............................         1,324           87,541            71,856
                                                    ------------     ------------        ----------
Net Assets .......................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Accumulation Units ...............................   349,667,911      443,581,317         5,276,189
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        51,590          382,454         3,065,620
                                                    ------------     ------------        ----------
Total net assets .................................  $349,719,501     $443,963,771        $8,341,809
                                                    ============     ============        ==========
Investments in shares of The Trusts, at cost .....  $360,239,961     $356,283,084        $8,297,121
The Trusts shares held
 Class A .........................................            --               --            10,048
 Class B .........................................    35,108,274       27,860,238           809,806

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Assets:
Investment in shares of The Trusts, at fair value     $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
Receivable for The Trusts shares sold ............        234,557                  --                 --               --
Receivable for policy-related transactions .......             --             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
  Total assets ...................................     72,714,335       1,440,559,257        135,552,916       47,820,934
                                                      -----------      --------------       ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........             --             666,834            336,294           37,489
Payable for policy-related transactions ..........        234,557                  --                 --               --
                                                      -----------      --------------       ------------      -----------
  Total liabilities ..............................        234,557             666,834            336,294           37,489
                                                      -----------      --------------       ------------      -----------
Net Assets .......................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Accumulation Units ...............................     72,374,649       1,439,640,312        135,055,175       47,467,438
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        105,129             252,111            161,447          316,007
                                                      -----------      --------------       ------------      -----------
Total net assets .................................    $72,479,778      $1,439,892,423       $135,216,622      $47,783,445
                                                      ===========      ==============       ============      ===========
Investments in shares of The Trusts, at cost .....    $70,765,458      $1,218,317,831       $131,719,291      $43,584,868
The Trusts shares held
 Class A .........................................             --                  --             17,219               --
 Class B .........................................      8,274,164          99,310,904         21,238,685        5,831,031

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            EQ/Capital     EQ/Capital Guardian   EQ/Capital Guardian
                                                         Guardian Growth      International            Research
                                                        ----------------- --------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value .....    $284,496,168        $728,417,002          $705,144,542
Receivable for The Trusts shares sold .................              --             340,328                   512
Receivable for policy-related transactions ............         110,712                  --                    --
                                                           ------------        ------------          ------------
  Total assets ........................................     284,606,880         728,757,330           705,145,054
                                                           ------------        ------------          ------------
Liabilities:
Payable for The Trusts shares purchased ...............         110,712                  --                    --
Payable for policy-related transactions ...............              --             340,328                   512
                                                           ------------        ------------          ------------
  Total liabilities ...................................         110,712             340,328                   512
                                                           ------------        ------------          ------------
Net Assets ............................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Accumulation Units ....................................     283,809,368         728,288,984           704,554,255
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................         686,800             128,018               590,287
                                                           ------------        ------------          ------------
Total net assets ......................................    $284,496,168        $728,417,002          $705,144,542
                                                           ============        ============          ============
Investments in shares of The Trusts, at cost ..........    $290,920,195        $561,141,688          $550,764,752
The Trusts shares held
 Class A ..............................................              --                  --                    --
 Class B ..............................................      21,776,025          58,379,782            56,346,109

                                                                                                                     EQ/Evergreen
                                                         EQ/Capital Guardian   EQ/Caywood-Scholl    EQ/Equity 500    International
                                                             U.S. Equity        High Yield Bond         Index            Bond
                                                        --------------------- ------------------- ----------------- --------------
Assets:
Investment in shares of The Trusts, at fair value .....      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
Receivable for The Trusts shares sold .................                --                  --                  --             --
Receivable for policy-related transactions ............           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
  Total assets ........................................       905,818,264          33,344,244       1,538,026,318     11,729,506
                                                             ------------         -----------      --------------    -----------
Liabilities:
Payable for The Trusts shares purchased ...............           134,389             108,393             851,483        417,825
Payable for policy-related transactions ...............                --                  --                  --             --
                                                             ------------         -----------      --------------    -----------
  Total liabilities ...................................           134,389             108,393             851,483        417,825
                                                             ------------         -----------      --------------    -----------
Net Assets ............................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Accumulation Units ....................................       905,335,010          33,180,001       1,537,157,025      6,422,237
Retained by AXA Equitable in Separate Account
 No. 49 ...............................................           348,865              55,850              17,810      4,889,444
                                                             ------------         -----------      --------------    -----------
Total net assets ......................................      $905,683,875         $33,235,851      $1,537,174,835    $11,311,681
                                                             ============         ===========      ==============    ===========
Investments in shares of The Trusts, at cost ..........      $792,185,207         $34,553,296      $1,427,098,104    $11,422,012
The Trusts shares held
 Class A ..............................................                --                  --                  --             --
 Class B ..............................................        78,522,888           7,295,467          65,672,326      1,158,141

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Evergreen       EQ/FI         EQ/FI Mid
                                                        Omega         Mid Cap        Cap Value
                                                   -------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $147,906,914   $867,883,453    $832,688,375
Receivable for The Trusts shares sold ............            --             --         466,786
Receivable for policy-related transactions .......       114,936         98,823              --
                                                    ------------   ------------    ------------
  Total assets ...................................   148,021,850    867,982,276     833,155,161
                                                    ------------   ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........       114,936         98,823              --
Payable for policy-related transactions ..........            --             --         466,786
                                                    ------------   ------------    ------------
  Total liabilities ..............................       114,936         98,823         466,786
                                                    ------------   ------------    ------------
Net Assets .......................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Accumulation Units ...............................   147,725,839    867,601,518     832,305,199
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       181,075        281,935         383,176
                                                    ------------   ------------    ------------
Total net assets .................................  $147,906,914   $867,883,453    $832,688,375
                                                    ============   ============    ============
Investments in shares of The Trusts, at cost .....  $135,590,641   $813,372,805    $745,806,703
The Trusts shares held
 Class A .........................................            --             --              --
 Class B .........................................    16,381,723     84,609,146      59,697,535

                                                      EQ/GAMCO        EQ/GAMCO                           EQ/Janus
                                                     Mergers and   Small Company   EQ/International     Large Cap
                                                    Acquisitions       Value            Growth            Growth
                                                   -------------- --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value   $24,271,926    $129,484,932       $16,053,583     $228,464,494
Receivable for The Trusts shares sold ............           --              --                --               --
Receivable for policy-related transactions .......       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
  Total assets ...................................   24,297,117     129,651,523        16,191,212      228,538,265
                                                    -----------    ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..........       25,191         166,591           137,629           73,771
Payable for policy-related transactions ..........           --              --                --               --
                                                    -----------    ------------       -----------     ------------
  Total liabilities ..............................       25,191         166,591           137,629           73,771
                                                    -----------    ------------       -----------     ------------
Net Assets .......................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Accumulation Units ...............................   24,224,531     129,460,846        16,015,334      227,979,653
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       47,395          24,086            38,249          484,841
                                                    -----------    ------------       -----------     ------------
Total net assets .................................  $24,271,926    $129,484,932       $16,053,583     $228,464,494
                                                    ===========    ============       ===========     ============
Investments in shares of The Trusts, at cost .....  $24,476,432    $134,101,681       $15,243,723     $189,152,567
The Trusts shares held
 Class A .........................................           --              --                --               --
 Class B .........................................    2,091,115       4,811,940         3,081,505       33,453,391

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                       EQ/JPMorgan      EQ/Lazard
                                                      EQ/JPMorgan         Value         Small Cap
                                                       Core Bond      Opportunities       Value
                                                   ----------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $1,190,769,908    $468,650,591    $875,079,411
Receivable for The Trusts shares sold ............          22,976         402,411         876,875
Receivable for policy-related transactions .......              --              --              --
                                                    --------------    ------------    ------------
  Total assets ...................................   1,190,792,884     469,053,002     875,956,286
                                                    --------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........              --              --              --
Payable for policy-related transactions ..........          22,976         402,411         876,875
                                                    --------------    ------------    ------------
  Total liabilities ..............................          22,976         402,411         876,875
                                                    --------------    ------------    ------------
Net Assets .......................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Accumulation Units ...............................   1,190,350,293     468,128,014     874,837,223
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................         419,615         522,577         242,188
                                                    --------------    ------------    ------------
Total net assets .................................  $1,190,769,908    $468,650,591    $875,079,411
                                                    ==============    ============    ============
Investments in shares of The Trusts, at cost .....  $1,218,672,417    $419,949,136    $825,782,266
The Trusts shares held
 Class A .........................................              --              --              --
 Class B .........................................     108,191,722      37,157,231      65,419,229

                                                                                   EQ/Lord Abbett
                                                    EQ/Legg Mason      EQ/Long       Growth and     EQ/Lord Abbett
                                                     Value Equity     Term Bond        Income       Large Cap Core
                                                   --------------- -------------- ---------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $29,374,501    $43,056,383      $35,799,540     $24,611,735
Receivable for The Trusts shares sold ............            --             --               --              --
Receivable for policy-related transactions .......       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
  Total assets ...................................    29,807,873     43,146,411       35,884,521      24,644,979
                                                     -----------    -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........       433,372         90,028           84,981          33,244
Payable for policy-related transactions ..........            --             --               --              --
                                                     -----------    -----------      -----------     -----------
  Total liabilities ..............................       433,372         90,028           84,981          33,244
                                                     -----------    -----------      -----------     -----------
Net Assets .......................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Accumulation Units ...............................    26,218,997     42,956,502       32,532,487      21,339,054
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................     3,155,504         99,881        3,267,053       3,272,681
                                                     -----------    -----------      -----------     -----------
Total net assets .................................   $29,374,501    $43,056,383      $35,799,540     $24,611,735
                                                     ===========    ===========      ===========     ===========
Investments in shares of The Trusts, at cost .....   $29,250,836    $43,858,351      $34,813,993     $24,008,151
The Trusts shares held
 Class A .........................................            --             --           10,080          10,059
 Class B .........................................     2,805,546      3,177,972        3,341,657       2,291,120

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                         EQ/Mercury
                                                    EQ/Lord Abbett      EQ/Marsico      Basic Value
                                                     Mid Cap Value        Focus            Equity
                                                   ---------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value    $105,280,107    $1,281,657,029    $723,111,484
Receivable for The Trusts shares sold ............             --                --         191,278
Receivable for policy-related transactions .......        272,696           913,796              --
                                                     ------------    --------------    ------------
  Total assets ...................................    105,552,803     1,282,570,825     723,302,762
                                                     ------------    --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........        272,696           913,796              --
Payable for policy-related transactions ..........             --                --         191,278
                                                     ------------    --------------    ------------
  Total liabilities ..............................        272,696           913,796         191,278
                                                     ------------    --------------    ------------
Net Assets .......................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Accumulation Units ...............................    101,816,548     1,281,503,839     723,083,903
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,463,559           153,190          27,581
                                                     ------------    --------------    ------------
Total net assets .................................   $105,280,107    $1,281,657,029    $723,111,484
                                                     ============    ==============    ============
Investments in shares of The Trusts, at cost .....   $102,394,588    $1,050,086,052    $669,485,300
The Trusts shares held
 Class A .........................................         10,090                --              --
 Class B .........................................      9,317,219        81,401,867      47,927,410

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS          EQ/Money
                                                        Value          Companies      Investors Trust       Market
                                                   --------------- ----------------- ----------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value   $755,160,768      $273,445,472      $294,196,625    $483,608,504
Receivable for The Trusts shares sold ............     1,314,645                --            82,578              --
Receivable for policy-related transactions .......            --           197,109                --       7,384,944
                                                    ------------      ------------      ------------    ------------
  Total assets ...................................   756,475,413       273,642,581       294,279,203     490,993,448
                                                    ------------      ------------      ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..........            --           197,109                --       7,384,944
Payable for policy-related transactions ..........     1,314,645                --            82,578              --
                                                    ------------      ------------      ------------    ------------
  Total liabilities ..............................     1,314,645           197,109            82,578       7,384,944
                                                    ------------      ------------      ------------    ------------
Net Assets .......................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Accumulation Units ...............................   754,970,558       272,972,661       294,159,342     483,274,266
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       190,210           472,811            37,283         334,238
                                                    ------------      ------------      ------------    ------------
Total net assets .................................  $755,160,768      $273,445,472      $294,196,625    $483,608,504
                                                    ============      ============      ============    ============
Investments in shares of The Trusts, at cost .....  $628,314,987      $263,968,688      $258,164,604    $485,030,068
The Trusts shares held
 Class A .........................................            --                --                --              --
 Class B .........................................    53,174,233        19,137,585        29,122,748     483,607,901

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell      EQ/PIMCO        EQ/Short
                                                           Growth           Real Return    Duration Bond
                                                   ---------------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value        $21,651,231       $151,759,617     $18,571,437
Receivable for The Trusts shares sold ............                --                 --          49,566
Receivable for policy-related transactions .......            70,727            773,189              --
                                                         -----------       ------------     -----------
  Total assets ...................................        21,721,958        152,532,806      18,621,003
                                                         -----------       ------------     -----------
Liabilities:
Payable for The Trusts shares purchased ..........            70,727            773,189              --
Payable for policy-related transactions ..........                --                 --          49,566
                                                         -----------       ------------     -----------
  Total liabilities ..............................            70,727            773,189          49,566
                                                         -----------       ------------     -----------
Net Assets .......................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Accumulation Units ...............................        21,467,316        151,723,247      18,464,918
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................           183,915             36,370         106,519
                                                         -----------       ------------     -----------
Total net assets .................................       $21,651,231       $151,759,617     $18,571,437
                                                         ===========       ============     ===========
Investments in shares of The Trusts, at cost .....       $21,085,075       $154,914,631     $18,679,363
The Trusts shares held
 Class A .........................................            21,338                 --           5,055
 Class B .........................................         4,258,829         14,962,028       1,862,311

                                                                                      EQ/UBS
                                                       EQ/Small        EQ/TCW       Growth and    EQ/Van Kampen
                                                    Company Index      Equity         Income        Comstock
                                                   --------------- -------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value   $364,434,689    $47,119,830    $35,728,565    $99,378,737
Receivable for The Trusts shares sold ............       780,797             --             --             --
Receivable for policy-related transactions .......            --        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
  Total assets ...................................   365,215,486     47,339,131     35,908,783     99,708,724
                                                    ------------    -----------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..........            --        219,301        180,218        329,987
Payable for policy-related transactions ..........       780,797             --             --             --
                                                    ------------    -----------    -----------    -----------
  Total liabilities ..............................       780,797        219,301        180,218        329,987
                                                    ------------    -----------    -----------    -----------
Net Assets .......................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Accumulation Units ...............................   364,086,500     47,014,907     35,639,160     96,173,937
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................       348,189        104,923         89,405      3,204,800
                                                    ------------    -----------    -----------    -----------
Total net assets .................................  $364,434,689    $47,119,830    $35,728,565    $99,378,737
                                                    ============    ===========    ===========    ===========
Investments in shares of The Trusts, at cost .....  $327,765,827    $44,321,150    $34,012,514    $96,912,256
The Trusts shares held
 Class A .........................................            --             --             --         10,102
 Class B .........................................    31,206,819      2,132,812      5,936,486      9,507,002

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging       EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth
                                                   ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value    $606,400,974      $42,925,003
Receivable for The Trusts shares sold ............             --               --
Receivable for policy-related transactions .......        618,194          307,450
                                                     ------------      -----------
  Total assets ...................................    607,019,168       43,232,453
                                                     ------------      -----------
Liabilities:
Payable for The Trusts shares purchased ..........        618,194          307,450
Payable for policy-related transactions ..........             --               --
                                                     ------------      -----------
  Total liabilities ..............................        618,194          307,450
                                                     ------------      -----------
Net Assets .......................................   $606,400,974      $42,925,003
                                                     ============      ===========
Accumulation Units ...............................    606,208,409       39,124,820
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................        192,565        3,800,183
                                                     ------------      -----------
Total net assets .................................   $606,400,974      $42,925,003
                                                     ============      ===========
Investments in shares of The Trusts, at cost .....   $463,185,058      $40,391,697
The Trusts shares held
 Class A .........................................             --           10,000
 Class B .........................................     47,116,383        3,428,142

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Assets:
Investment in shares of The Trusts, at fair value     $12,923,425       $123,491,637        $270,002,310
Receivable for The Trusts shares sold ............             --                 --             424,216
Receivable for policy-related transactions .......        158,466          1,220,864                  --
                                                      -----------       ------------        ------------
  Total assets ...................................     13,081,891        124,712,501         270,426,526
                                                      -----------       ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..........        158,466          1,220,864                  --
Payable for policy-related transactions ..........             --                 --             424,216
                                                      -----------       ------------        ------------
  Total liabilities ..............................        158,466          1,220,864             424,216
                                                      -----------       ------------        ------------
Net Assets .......................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Accumulation Units ...............................      9,257,127        123,394,410         269,892,879
Retained by AXA Equitable in Separate Account
 No. 49 ..........................................      3,666,298             97,227             109,431
                                                      -----------       ------------        ------------
Total net assets .................................    $12,923,425       $123,491,637        $270,002,310
                                                      ===========       ============        ============
Investments in shares of The Trusts, at cost .....    $12,553,656       $120,541,008        $236,679,940
The Trusts shares held
 Class A .........................................         10,629                 --                  --
 Class B .........................................      1,126,375         11,498,290          11,780,205

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005

                          (Continued)

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 11.50                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 11.41                    --
AXA Aggressive Allocation .................     Class B 1.20%        $ 11.35                 1,271
AXA Aggressive Allocation .................     Class B 1.25%        $ 12.58                12,752
AXA Aggressive Allocation .................     Class B 1.35%        $ 11.32                 1,278
AXA Aggressive Allocation .................     Class B 1.40%        $ 11.31                 2,256
AXA Aggressive Allocation .................     Class B 1.50%        $ 12.51                13,134
AXA Aggressive Allocation .................     Class B 1.55%        $ 11.28                   342
AXA Aggressive Allocation .................     Class B 1.60%        $ 11.26                 1,298
AXA Aggressive Allocation .................     Class B 1.65%        $ 12.46                12,508
AXA Aggressive Allocation .................     Class B 1.70%        $ 12.45                 1,519
AXA Aggressive Allocation .................     Class B 1.80%        $ 11.22                     4
AXA Aggressive Allocation .................     Class B 1.90%        $ 11.22                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 10.57                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 10.48                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.43                   397
AXA Conservative Allocation ...............     Class B 1.25%        $ 10.93                 3,564
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.40                   492
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.39                 1,282
AXA Conservative Allocation ...............     Class B 1.50%        $ 10.87                 5,980
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.36                   501
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.35                 1,073
AXA Conservative Allocation ...............     Class B 1.65%        $ 10.83                 3,738
AXA Conservative Allocation ...............     Class B 1.70%        $ 10.82                 1,000
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.31                    13
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.29                    --
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 10.76                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 10.67                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 10.62                   849
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 11.31                 8,710
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 10.59                   948
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 10.58                 2,129
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 11.24                14,424
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 10.55                   671
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 10.54                 1,299
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.20                 9,271
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.19                 2,176
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 10.50                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 10.48                    15
AXA Moderate Allocation ...................     Class B 0.50%        $ 54.27                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 49.58                     2
AXA Moderate Allocation ...................     Class B 1.20%        $ 47.15                 4,798
AXA Moderate Allocation ...................     Class B 1.25%        $ 11.69                49,852
AXA Moderate Allocation ...................     Class B 1.35%        $ 45.74                 1,314
AXA Moderate Allocation ...................     Class B 1.40%        $ 45.28                 7,819
AXA Moderate Allocation ...................     Class B 1.50%        $ 11.62                66,161
AXA Moderate Allocation ...................     Class B 1.55%        $ 43.93                   762
AXA Moderate Allocation ...................     Class B 1.60%        $ 43.48                 4,167
AXA Moderate Allocation ...................     Class B 1.65%        $ 11.58                52,197
AXA Moderate Allocation ...................     Class B 1.70%        $ 42.61                 1,725
AXA Moderate Allocation ...................     Class B 1.80%        $ 41.76                    28
AXA Moderate Allocation ...................     Class B 1.90%        $ 40.92                     8
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 11.37                    --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 11.28                     7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 11.22                 5,795
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 12.41                58,275
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 11.19                 4,170
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 11.18                 9,443

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 12.34                66,976
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 11.15                 2,035
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 11.14                 7,926
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 12.29                69,680
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 12.28                 6,917
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 11.09                    21
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 11.07                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 68.25                    --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 62.35                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 59.29                   264
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 12.63                   674
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 57.52                   585
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 56.94                   369
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 12.55                 1,049
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 55.24                   172
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 54.68                   331
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.51                   442
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 53.59                    25
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 52.51                     1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 51.46                    12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 11.63                    --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.42                    15
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.30                11,139
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.49                 4,598
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.24                   919
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.21                18,544
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.43                 7,189
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.14                 1,199
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.12                 7,527
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.39                 4,566
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.08                 1,611
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.03                    98
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 10.99                    20
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.06                    --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 11.84                     2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 11.72                 3,665
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.40                 2,552
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 11.65                   464
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 11.63                 5,547
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.32                 3,781
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.56                   453
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.53                 2,078
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.28                 1,765
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.49                   338
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.44                    21
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.39                     2
AXA Premier VIP High Yield ................     Class B 0.50%        $ 35.26                    --
AXA Premier VIP High Yield ................     Class B 0.95%        $ 32.35                     5
AXA Premier VIP High Yield ................     Class B 1.20%        $ 30.83                 4,366
AXA Premier VIP High Yield ................     Class B 1.25%        $ 11.58                 6,661
AXA Premier VIP High Yield ................     Class B 1.35%        $ 29.95                 2,710
AXA Premier VIP High Yield ................     Class B 1.40%        $ 29.67                 6,491
AXA Premier VIP High Yield ................     Class B 1.50%        $ 11.51                11,372
AXA Premier VIP High Yield ................     Class B 1.55%        $ 28.82                 1,626
AXA Premier VIP High Yield ................     Class B 1.60%        $ 28.55                 4,585
AXA Premier VIP High Yield ................     Class B 1.65%        $ 11.47                 5,292

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 28.00                   755
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 27.46                    35
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 26.94                    10
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 14.18                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 13.93                     6
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 13.79                 3,397
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 14.93                 2,637
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 13.70                   657
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 13.68                 6,014
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 14.84                 4,388
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 13.59                   480
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 13.57                 2,300
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 14.79                 2,536
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 13.51                   783
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 13.46                    20
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 13.40                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 11.39                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 11.18                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 11.07                 2,709
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 12.09                   794
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 11.00                   268
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 10.98                 4,576
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 12.02                 1,464
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 10.92                   269
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 10.89                 1,956
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 11.98                 1,016
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 10.85                   353
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 10.81                    28
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 10.76                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.10                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.92                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.82                 5,006
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.70                 2,153
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.76                   759
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.74                 9,386
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.64                 3,154
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.68                   613
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.66                 4,551
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.59                 2,204
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.62                   980
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.58                    74
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.54                    23
AXA Premier VIP Large Cap Value ...............     Class B 0.50%        $ 12.62                    --
AXA Premier VIP Large Cap Value ...............     Class B 0.95%        $ 12.40                     2
AXA Premier VIP Large Cap Value ...............     Class B 1.20%        $ 12.27                 6,137
AXA Premier VIP Large Cap Value ...............     Class B 1.25%        $ 13.24                 3,350
AXA Premier VIP Large Cap Value ...............     Class B 1.35%        $ 12.20                 1,404
AXA Premier VIP Large Cap Value ...............     Class B 1.40%        $ 12.17                 9,367
AXA Premier VIP Large Cap Value ...............     Class B 1.50%        $ 13.17                 4,853
AXA Premier VIP Large Cap Value ...............     Class B 1.55%        $ 12.10                   919
AXA Premier VIP Large Cap Value ...............     Class B 1.60%        $ 12.07                 4,766
AXA Premier VIP Large Cap Value ...............     Class B 1.65%        $ 13.12                 3,109
AXA Premier VIP Large Cap Value ...............     Class B 1.70%        $ 12.02                 1,238
AXA Premier VIP Large Cap Value ...............     Class B 1.80%        $ 11.98                    73
AXA Premier VIP Large Cap Value ...............     Class B 1.90%        $ 11.93                    15

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                            Contract charges     Unit Value     Units Outstanding (000's)
                                           ------------------   ------------   --------------------------
AXA Premier VIP Mid Cap Growth .........     Class B 0.50%       $  10.46                    --
AXA Premier VIP Mid Cap Growth .........     Class B 0.95%       $  10.27                     5
AXA Premier VIP Mid Cap Growth .........     Class B 1.20%       $  10.17                 7,050
AXA Premier VIP Mid Cap Growth .........     Class B 1.25%       $  12.45                 2,543
AXA Premier VIP Mid Cap Growth .........     Class B 1.35%       $  10.11                   863
AXA Premier VIP Mid Cap Growth .........     Class B 1.40%       $  10.09                11,279
AXA Premier VIP Mid Cap Growth .........     Class B 1.50%       $  12.38                 3,750
AXA Premier VIP Mid Cap Growth .........     Class B 1.55%       $  10.03                   663
AXA Premier VIP Mid Cap Growth .........     Class B 1.60%       $  10.01                 5,281
AXA Premier VIP Mid Cap Growth .........     Class B 1.65%       $  12.33                 2,515
AXA Premier VIP Mid Cap Growth .........     Class B 1.70%       $   9.96                 1,075
AXA Premier VIP Mid Cap Growth .........     Class B 1.80%       $   9.92                    36
AXA Premier VIP Mid Cap Growth .........     Class B 1.90%       $   9.88                    18
AXA Premier VIP Mid Cap Value ..........     Class B 0.50%       $  12.73                    --
AXA Premier VIP Mid Cap Value ..........     Class B 0.95%       $  12.50                     7
AXA Premier VIP Mid Cap Value ..........     Class B 1.20%       $  12.38                 5,098
AXA Premier VIP Mid Cap Value ..........     Class B 1.25%       $  13.27                 2,263
AXA Premier VIP Mid Cap Value ..........     Class B 1.35%       $  12.30                   911
AXA Premier VIP Mid Cap Value ..........     Class B 1.40%       $  12.28                 8,958
AXA Premier VIP Mid Cap Value ..........     Class B 1.50%       $  13.19                 3,833
AXA Premier VIP Mid Cap Value ..........     Class B 1.55%       $  12.20                   550
AXA Premier VIP Mid Cap Value ..........     Class B 1.60%       $  12.18                 4,432
AXA Premier VIP Mid Cap Value ..........     Class B 1.65%       $  13.15                 2,566
AXA Premier VIP Mid Cap Value ..........     Class B 1.70%       $  12.13                   876
AXA Premier VIP Mid Cap Value ..........     Class B 1.80%       $  12.08                    44
AXA Premier VIP Mid Cap Value ..........     Class B 1.90%       $  12.03                    10
AXA Premier VIP Technology .............     Class B 0.50%       $  10.36                    --
AXA Premier VIP Technology .............     Class B 0.95%       $  10.18                    23
AXA Premier VIP Technology .............     Class B 1.20%       $  10.07                 2,975
AXA Premier VIP Technology .............     Class B 1.25%       $  11.76                 1,745
AXA Premier VIP Technology .............     Class B 1.35%       $  10.01                 1,024
AXA Premier VIP Technology .............     Class B 1.40%       $   9.99                 6,644
AXA Premier VIP Technology .............     Class B 1.50%       $  11.69                 3,246
AXA Premier VIP Technology .............     Class B 1.55%       $   9.93                 2,792
AXA Premier VIP Technology .............     Class B 1.60%       $   9.91                 4,090
AXA Premier VIP Technology .............     Class B 1.65%       $  11.65                 1,431
AXA Premier VIP Technology .............     Class B 1.70%       $   9.87                   311
AXA Premier VIP Technology .............     Class B 1.80%       $   9.83                    25
AXA Premier VIP Technology .............     Class B 1.90%       $   9.79                    11
EQ/Alliance Common Stock ...............     Class B 0.50%       $ 316.20                    --
EQ/Alliance Common Stock ...............     Class B 0.95%       $ 276.12                     2
EQ/Alliance Common Stock ...............     Class B 1.20%       $ 256.01                   545
EQ/Alliance Common Stock ...............     Class B 1.25%       $  12.69                 9,642
EQ/Alliance Common Stock ...............     Class B 1.35%       $ 244.64                 1,138
EQ/Alliance Common Stock ...............     Class B 1.40%       $ 240.95                   838
EQ/Alliance Common Stock ...............     Class B 1.50%       $  12.62                18,381
EQ/Alliance Common Stock ...............     Class B 1.55%       $ 230.23                   370
EQ/Alliance Common Stock ...............     Class B 1.60%       $ 226.77                   586
EQ/Alliance Common Stock ...............     Class B 1.65%       $  12.58                 5,402
EQ/Alliance Common Stock ...............     Class B 1.70%       $ 219.99                    73
EQ/Alliance Common Stock ...............     Class B 1.80%       $ 213.39                     4
EQ/Alliance Common Stock ...............     Class B 1.90%       $ 206.99                     2
EQ/Alliance Growth and Income ..........     Class B 0.50%       $  32.70                    --
EQ/Alliance Growth and Income ..........     Class B 0.95%       $  30.93                     1
EQ/Alliance Growth and Income ..........     Class B 1.20%       $  29.99                 4,757
EQ/Alliance Growth and Income ..........     Class B 1.25%       $  12.64                 6,550

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/Alliance Growth and Income ..........................     Class B 1.35%        $ 29.44                   841
EQ/Alliance Growth and Income ..........................     Class B 1.40%        $ 29.26                 6,841
EQ/Alliance Growth and Income ..........................     Class B 1.50%        $ 12.57                10,255
EQ/Alliance Growth and Income ..........................     Class B 1.55%        $ 28.72                   557
EQ/Alliance Growth and Income ..........................     Class B 1.60%        $ 28.54                 3,197
EQ/Alliance Growth and Income ..........................     Class B 1.65%        $ 12.53                 4,328
EQ/Alliance Growth and Income ..........................     Class B 1.70%        $ 28.19                   618
EQ/Alliance Growth and Income ..........................     Class B 1.80%        $ 27.84                    37
EQ/Alliance Growth and Income ..........................     Class B 1.90%        $ 27.49                    10
EQ/Alliance Intermediate Government Securities .........     Class B 0.50%        $ 21.14                    --
EQ/Alliance Intermediate Government Securities .........     Class B 0.95%        $ 19.77                     3
EQ/Alliance Intermediate Government Securities .........     Class B 1.20%        $ 19.05                 3,491
EQ/Alliance Intermediate Government Securities .........     Class B 1.25%        $ 10.17                 1,844
EQ/Alliance Intermediate Government Securities .........     Class B 1.35%        $ 18.62                 1,100
EQ/Alliance Intermediate Government Securities .........     Class B 1.40%        $ 18.49                 5,175
EQ/Alliance Intermediate Government Securities .........     Class B 1.50%        $ 10.11                 2,914
EQ/Alliance Intermediate Government Securities .........     Class B 1.55%        $ 18.07                   873
EQ/Alliance Intermediate Government Securities .........     Class B 1.60%        $ 17.94                 2,881
EQ/Alliance Intermediate Government Securities .........     Class B 1.65%        $ 10.07                 1,398
EQ/Alliance Intermediate Government Securities .........     Class B 1.70%        $ 17.67                   481
EQ/Alliance Intermediate Government Securities .........     Class B 1.80%        $ 17.41                     7
EQ/Alliance Intermediate Government Securities .........     Class B 1.90%        $ 17.15                     3
EQ/Alliance International ..............................     Class B 0.50%        $ 16.58                    --
EQ/Alliance International ..............................     Class B 0.95%        $ 15.79                     8
EQ/Alliance International ..............................     Class B 1.20%        $ 15.37                 5,792
EQ/Alliance International ..............................     Class B 1.25%        $ 14.88                 5,355
EQ/Alliance International ..............................     Class B 1.35%        $ 15.12                 2,553
EQ/Alliance International ..............................     Class B 1.40%        $ 15.04                 8,041
EQ/Alliance International ..............................     Class B 1.50%        $ 14.80                 7,171
EQ/Alliance International ..............................     Class B 1.55%        $ 14.79                 1,000
EQ/Alliance International ..............................     Class B 1.60%        $ 14.71                 4,498
EQ/Alliance International ..............................     Class B 1.65%        $ 14.74                 3,716
EQ/Alliance International ..............................     Class B 1.70%        $ 14.55                 1,037
EQ/Alliance International ..............................     Class B 1.80%        $ 14.39                    27
EQ/Alliance International ..............................     Class B 1.90%        $ 14.24                    16
EQ/Alliance Large Cap Growth ...........................     Class B 0.50%        $  7.55                    --
EQ/Alliance Large Cap Growth ...........................     Class B 0.95%        $  7.32                    66
EQ/Alliance Large Cap Growth ...........................     Class B 1.20%        $  7.20                 5,789
EQ/Alliance Large Cap Growth ...........................     Class B 1.25%        $ 12.58                 1,804
EQ/Alliance Large Cap Growth ...........................     Class B 1.35%        $  7.13                 8,379
EQ/Alliance Large Cap Growth ...........................     Class B 1.40%        $  7.10                 8,965
EQ/Alliance Large Cap Growth ...........................     Class B 1.50%        $ 12.51                 2,395
EQ/Alliance Large Cap Growth ...........................     Class B 1.55%        $  7.03                 9,117
EQ/Alliance Large Cap Growth ...........................     Class B 1.60%        $  7.01                14,352
EQ/Alliance Large Cap Growth ...........................     Class B 1.65%        $ 12.46                 1,386
EQ/Alliance Large Cap Growth ...........................     Class B 1.70%        $  6.96                 1,055
EQ/Alliance Large Cap Growth ...........................     Class B 1.80%        $  6.91                   205
EQ/Alliance Large Cap Growth ...........................     Class B 1.90%        $  6.86                    86
EQ/Alliance Quality Bond ...............................     Class B 0.50%        $ 17.77                    --
EQ/Alliance Quality Bond ...............................     Class B 0.95%        $ 16.81                     2
EQ/Alliance Quality Bond ...............................     Class B 1.20%        $ 16.29                 4,057
EQ/Alliance Quality Bond ...............................     Class B 1.25%        $ 10.54                 3,152
EQ/Alliance Quality Bond ...............................     Class B 1.35%        $ 15.99                   574
EQ/Alliance Quality Bond ...............................     Class B 1.40%        $ 15.90                 6,473
EQ/Alliance Quality Bond ...............................     Class B 1.50%        $ 10.47                 5,266
EQ/Alliance Quality Bond ...............................     Class B 1.55%        $ 15.60                   455

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                  Contract charges     Unit Value     Units Outstanding (000's)
                                                 ------------------   ------------   --------------------------
EQ/Alliance Quality Bond .....................     Class B 1.60%        $ 15.50                 2,753
EQ/Alliance Quality Bond .....................     Class B 1.65%        $ 10.44                 2,303
EQ/Alliance Quality Bond .....................     Class B 1.70%        $ 15.31                   573
EQ/Alliance Quality Bond .....................     Class B 1.80%        $ 15.12                     9
EQ/Alliance Quality Bond .....................     Class B 1.90%        $ 14.94                    24
EQ/Alliance Small Cap Growth .................     Class B 0.50%        $ 18.20                    --
EQ/Alliance Small Cap Growth .................     Class B 0.95%        $ 17.50                    25
EQ/Alliance Small Cap Growth .................     Class B 1.20%        $ 17.12                 3,815
EQ/Alliance Small Cap Growth .................     Class B 1.25%        $ 13.35                 2,764
EQ/Alliance Small Cap Growth .................     Class B 1.35%        $ 16.90                 4,499
EQ/Alliance Small Cap Growth .................     Class B 1.40%        $ 16.82                 5,243
EQ/Alliance Small Cap Growth .................     Class B 1.50%        $ 13.27                 3,772
EQ/Alliance Small Cap Growth .................     Class B 1.55%        $ 16.60                 1,979
EQ/Alliance Small Cap Growth .................     Class B 1.60%        $ 16.53                 3,839
EQ/Alliance Small Cap Growth .................     Class B 1.65%        $ 13.22                 1,783
EQ/Alliance Small Cap Growth .................     Class B 1.70%        $ 16.39                   372
EQ/Alliance Small Cap Growth .................     Class B 1.80%        $ 16.24                    27
EQ/Alliance Small Cap Growth .................     Class B 1.90%        $ 16.10                    15
EQ/Ariel Appreciation II .....................     Class B 0.50%        $ 10.38                    --
EQ/Ariel Appreciation II .....................     Class B 0.95%        $ 10.37                    --
EQ/Ariel Appreciation II .....................     Class B 1.20%        $ 10.37                     9
EQ/Ariel Appreciation II .....................     Class B 1.25%        $ 10.36                    76
EQ/Ariel Appreciation II .....................     Class B 1.35%        $ 10.49                     2
EQ/Ariel Appreciation II .....................     Class B 1.40%        $ 10.36                    63
EQ/Ariel Appreciation II .....................     Class B 1.50%        $ 10.36                   149
EQ/Ariel Appreciation II .....................     Class B 1.55%        $ 10.36                    --
EQ/Ariel Appreciation II .....................     Class B 1.60%        $ 10.36                    53
EQ/Ariel Appreciation II .....................     Class B 1.65%        $ 10.35                   118
EQ/Ariel Appreciation II .....................     Class B 1.70%        $ 10.35                    40
EQ/Ariel Appreciation II .....................     Class B 1.80%        $ 10.35                    --
EQ/Ariel Appreciation II .....................     Class B 1.90%        $ 10.35                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.50%        $  8.59                    --
EQ/Bear Stearns Small Company Growth .........     Class B 0.95%        $  8.32                     1
EQ/Bear Stearns Small Company Growth .........     Class B 1.20%        $  8.17                   554
EQ/Bear Stearns Small Company Growth .........     Class B 1.25%        $  8.15                 1,820
EQ/Bear Stearns Small Company Growth .........     Class B 1.35%        $  8.09                   287
EQ/Bear Stearns Small Company Growth .........     Class B 1.40%        $  8.06                 1,311
EQ/Bear Stearns Small Company Growth .........     Class B 1.50%        $  8.00                 2,774
EQ/Bear Stearns Small Company Growth .........     Class B 1.55%        $  7.97                   195
EQ/Bear Stearns Small Company Growth .........     Class B 1.60%        $  7.94                   410
EQ/Bear Stearns Small Company Growth .........     Class B 1.65%        $  7.91                 1,416
EQ/Bear Stearns Small Company Growth .........     Class B 1.70%        $  7.89                   242
EQ/Bear Stearns Small Company Growth .........     Class B 1.80%        $  7.83                    --
EQ/Bear Stearns Small Company Growth .........     Class B 1.90%        $  7.77                    --
EQ/Bernstein Diversified Value ...............     Class B 0.50%        $ 16.05                    --
EQ/Bernstein Diversified Value ...............     Class B 0.95%        $ 15.48                    46
EQ/Bernstein Diversified Value ...............     Class B 1.20%        $ 15.17                14,461
EQ/Bernstein Diversified Value ...............     Class B 1.25%        $ 12.77                 9,974
EQ/Bernstein Diversified Value ...............     Class B 1.35%        $ 14.99                 8,002
EQ/Bernstein Diversified Value ...............     Class B 1.40%        $ 14.93                21,943
EQ/Bernstein Diversified Value ...............     Class B 1.50%        $ 12.69                14,454
EQ/Bernstein Diversified Value ...............     Class B 1.55%        $ 14.75                 5,091
EQ/Bernstein Diversified Value ...............     Class B 1.60%        $ 14.69                15,585
EQ/Bernstein Diversified Value ...............     Class B 1.65%        $ 12.65                 9,522
EQ/Bernstein Diversified Value ...............     Class B 1.70%        $ 14.57                 2,363
EQ/Bernstein Diversified Value ...............     Class B 1.80%        $ 14.45                   149

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Bernstein Diversified Value ............     Class B 1.90%        $ 14.33                    28
EQ/Boston Advisors Equity Income ..........     Class B 0.50%        $  6.30                    --
EQ/Boston Advisors Equity Income ..........     Class B 0.95%        $  6.10                     4
EQ/Boston Advisors Equity Income ..........     Class B 1.20%        $  5.99                 1,681
EQ/Boston Advisors Equity Income ..........     Class B 1.25%        $  5.97                 3,884
EQ/Boston Advisors Equity Income ..........     Class B 1.35%        $  5.92                   983
EQ/Boston Advisors Equity Income ..........     Class B 1.40%        $  5.90                 3,461
EQ/Boston Advisors Equity Income ..........     Class B 1.50%        $  5.86                 7,594
EQ/Boston Advisors Equity Income ..........     Class B 1.55%        $  5.84                   536
EQ/Boston Advisors Equity Income ..........     Class B 1.60%        $  5.82                 1,277
EQ/Boston Advisors Equity Income ..........     Class B 1.65%        $  5.80                 3,177
EQ/Boston Advisors Equity Income ..........     Class B 1.70%        $  5.78                   326
EQ/Boston Advisors Equity Income ..........     Class B 1.80%        $  5.74                     3
EQ/Boston Advisors Equity Income ..........     Class B 1.90%        $  5.69                    24
EQ/Calvert Socially Responsible ...........     Class B 0.50%        $  9.20                    --
EQ/Calvert Socially Responsible ...........     Class B 0.95%        $  8.93                    --
EQ/Calvert Socially Responsible ...........     Class B 1.20%        $  8.79                   723
EQ/Calvert Socially Responsible ...........     Class B 1.25%        $ 11.53                   679
EQ/Calvert Socially Responsible ...........     Class B 1.35%        $  8.71                   557
EQ/Calvert Socially Responsible ...........     Class B 1.40%        $  8.68                   933
EQ/Calvert Socially Responsible ...........     Class B 1.50%        $ 11.47                   570
EQ/Calvert Socially Responsible ...........     Class B 1.55%        $  8.60                    65
EQ/Calvert Socially Responsible ...........     Class B 1.60%        $  8.57                   468
EQ/Calvert Socially Responsible ...........     Class B 1.65%        $ 11.43                   571
EQ/Calvert Socially Responsible ...........     Class B 1.70%        $  8.51                   314
EQ/Calvert Socially Responsible ...........     Class B 1.80%        $  8.46                     3
EQ/Calvert Socially Responsible ...........     Class B 1.90%        $  8.40                    --
EQ/Capital Guardian Growth ................     Class B 0.50%        $ 13.33                    --
EQ/Capital Guardian Growth ................     Class B 0.95%        $ 12.82                     5
EQ/Capital Guardian Growth ................     Class B 1.20%        $ 12.54                 2,062
EQ/Capital Guardian Growth ................     Class B 1.25%        $ 11.27                 1,914
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 12.38                 8,004
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 12.32                 2,074
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.21                 1,697
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.16                 2,470
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.11                 2,581
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.17                 2,419
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.00                   351
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 11.90                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 11.79                     3
EQ/Capital Guardian International .........     Class B 0.50%        $ 13.07                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 12.68                    49
EQ/Capital Guardian International .........     Class B 1.20%        $ 12.47                 7,621
EQ/Capital Guardian International .........     Class B 1.25%        $ 14.52                 5,898
EQ/Capital Guardian International .........     Class B 1.35%        $ 12.35                 3,695
EQ/Capital Guardian International .........     Class B 1.40%        $ 12.30                 9,574
EQ/Capital Guardian International .........     Class B 1.50%        $ 14.43                 5,867
EQ/Capital Guardian International .........     Class B 1.55%        $ 12.18                 2,599
EQ/Capital Guardian International .........     Class B 1.60%        $ 12.14                11,032
EQ/Capital Guardian International .........     Class B 1.65%        $ 14.38                 7,243
EQ/Capital Guardian International .........     Class B 1.70%        $ 12.06                 2,337
EQ/Capital Guardian International .........     Class B 1.80%        $ 11.97                    54
EQ/Capital Guardian International .........     Class B 1.90%        $ 11.89                    31
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 12.52                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 12.15                    51
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 11.95                 7,166

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 12.31                 4,008
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 11.83                13,004
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 11.78                 7,742
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 12.24                 4,062
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 11.67                 5,540
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 11.63                11,228
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 12.20                 4,879
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 11.55                 1,585
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 11.47                    82
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 11.40                    23
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 12.28                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 11.92                    31
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 11.72                13,164
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 12.20                 7,792
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 11.60                 5,254
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 11.56                15,157
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 12.13                 7,494
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 11.44                 3,879
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 11.40                14,266
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 12.09                 7,725
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 11.33                 2,349
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 11.25                   106
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 11.17                    30
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 10.46                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 10.42                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 10.41                   161
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 10.40                   732
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 10.40                    18
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 10.39                   277
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 10.39                 1,183
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 10.38                    65
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 10.38                   113
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 10.38                   563
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 10.37                    81
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.37                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.36                    --
EQ/Equity 500 Index .......................     Class B 0.50%        $ 29.22                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 27.69                    11
EQ/Equity 500 Index .......................     Class B 1.20%        $ 26.88                 8,383
EQ/Equity 500 Index .......................     Class B 1.25%        $ 12.09                10,047
EQ/Equity 500 Index .......................     Class B 1.35%        $ 26.40                 8,100
EQ/Equity 500 Index .......................     Class B 1.40%        $ 26.24                11,790
EQ/Equity 500 Index .......................     Class B 1.50%        $ 12.02                14,502
EQ/Equity 500 Index .......................     Class B 1.55%        $ 25.77                 3,726
EQ/Equity 500 Index .......................     Class B 1.60%        $ 25.62                10,127
EQ/Equity 500 Index .......................     Class B 1.65%        $ 11.98                 7,495
EQ/Equity 500 Index .......................     Class B 1.70%        $ 25.31                 1,604
EQ/Equity 500 Index .......................     Class B 1.80%        $ 25.01                   249
EQ/Equity 500 Index .......................     Class B 1.90%        $ 24.71                    18
EQ/Evergreen International Bond ...........     Class B 0.50%        $  9.77                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $  9.76                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.75                    38
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.75                   100
EQ/Evergreen International Bond ...........     Class B 1.35%        $  9.82                    16
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.75                    48
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.75                   228

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Evergreen International Bond ..........     Class B 1.55%        $  9.74                     9
EQ/Evergreen International Bond ..........     Class B 1.60%        $  9.74                    36
EQ/Evergreen International Bond ..........     Class B 1.65%        $  9.74                   172
EQ/Evergreen International Bond ..........     Class B 1.70%        $  9.74                     8
EQ/Evergreen International Bond ..........     Class B 1.80%        $  9.74                     4
EQ/Evergreen International Bond ..........     Class B 1.90%        $  9.74                    --
EQ/Evergreen Omega .......................     Class B 0.50%        $  9.07                    --
EQ/Evergreen Omega .......................     Class B 0.95%        $  8.79                     9
EQ/Evergreen Omega .......................     Class B 1.20%        $  8.63                 2,770
EQ/Evergreen Omega .......................     Class B 1.25%        $ 11.61                 1,920
EQ/Evergreen Omega .......................     Class B 1.35%        $  8.54                   431
EQ/Evergreen Omega .......................     Class B 1.40%        $  8.51                 3,403
EQ/Evergreen Omega .......................     Class B 1.50%        $ 11.54                 2,383
EQ/Evergreen Omega .......................     Class B 1.55%        $  8.42                   349
EQ/Evergreen Omega .......................     Class B 1.60%        $  8.39                 2,184
EQ/Evergreen Omega .......................     Class B 1.65%        $ 11.50                 1,528
EQ/Evergreen Omega .......................     Class B 1.70%        $  8.33                   280
EQ/Evergreen Omega .......................     Class B 1.80%        $  8.27                     6
EQ/Evergreen Omega .......................     Class B 1.90%        $  8.21                     7
EQ/FI Mid Cap ............................     Class B 0.50%        $ 12.23                    --
EQ/FI Mid Cap ............................     Class B 0.95%        $ 11.94                    39
EQ/FI Mid Cap ............................     Class B 1.20%        $ 11.78                12,783
EQ/FI Mid Cap ............................     Class B 1.25%        $ 13.66                 6,968
EQ/FI Mid Cap ............................     Class B 1.35%        $ 11.69                 2,752
EQ/FI Mid Cap ............................     Class B 1.40%        $ 11.66                16,419
EQ/FI Mid Cap ............................     Class B 1.50%        $ 13.58                 9,581
EQ/FI Mid Cap ............................     Class B 1.55%        $ 11.56                 4,297
EQ/FI Mid Cap ............................     Class B 1.60%        $ 11.53                10,309
EQ/FI Mid Cap ............................     Class B 1.65%        $ 13.53                 5,920
EQ/FI Mid Cap ............................     Class B 1.70%        $ 11.47                 1,556
EQ/FI Mid Cap ............................     Class B 1.80%        $ 11.41                    89
EQ/FI Mid Cap ............................     Class B 1.90%        $ 11.35                    16
EQ/FI Mid Cap Value ......................     Class B 0.50%        $ 17.04                    --
EQ/FI Mid Cap Value ......................     Class B 0.95%        $ 16.38                    13
EQ/FI Mid Cap Value ......................     Class B 1.20%        $ 16.03                 8,724
EQ/FI Mid Cap Value ......................     Class B 1.25%        $ 14.15                 6,055
EQ/FI Mid Cap Value ......................     Class B 1.35%        $ 15.82                 2,388
EQ/FI Mid Cap Value ......................     Class B 1.40%        $ 15.75                12,611
EQ/FI Mid Cap Value ......................     Class B 1.50%        $ 14.06                 8,875
EQ/FI Mid Cap Value ......................     Class B 1.55%        $ 15.54                 3,279
EQ/FI Mid Cap Value ......................     Class B 1.60%        $ 15.47                 7,278
EQ/FI Mid Cap Value ......................     Class B 1.65%        $ 14.02                 4,526
EQ/FI Mid Cap Value ......................     Class B 1.70%        $ 15.34                 1,107
EQ/FI Mid Cap Value ......................     Class B 1.80%        $ 15.20                    73
EQ/FI Mid Cap Value ......................     Class B 1.90%        $ 15.07                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 0.50%        $ 10.56                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 0.95%        $ 10.53                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.20%        $ 10.51                    81
EQ/GAMCO Mergers and Acquisition .........     Class B 1.25%        $ 10.51                   475
EQ/GAMCO Mergers and Acquisition .........     Class B 1.35%        $ 10.50                    17
EQ/GAMCO Mergers and Acquisition .........     Class B 1.40%        $ 10.50                   348
EQ/GAMCO Mergers and Acquisition .........     Class B 1.50%        $ 10.49                   749
EQ/GAMCO Mergers and Acquisition .........     Class B 1.55%        $ 10.49                    11
EQ/GAMCO Mergers and Acquisition .........     Class B 1.60%        $ 10.49                   107
EQ/GAMCO Mergers and Acquisition .........     Class B 1.65%        $ 10.48                   442
EQ/GAMCO Mergers and Acquisition .........     Class B 1.70%        $ 10.48                    77

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/GAMCO Mergers and Acquisition .........     Class B 1.80%        $ 10.47                    --
EQ/GAMCO Mergers and Acquisition .........     Class B 1.90%        $ 10.46                    --
EQ/GAMCO Small Company Value .............     Class B 0.50%        $ 27.24                    --
EQ/GAMCO Small Company Value .............     Class B 0.95%        $ 25.17                    --
EQ/GAMCO Small Company Value .............     Class B 1.20%        $ 24.09                   297
EQ/GAMCO Small Company Value .............     Class B 1.25%        $ 23.87                 1,166
EQ/GAMCO Small Company Value .............     Class B 1.35%        $ 23.46                   170
EQ/GAMCO Small Company Value .............     Class B 1.40%        $ 23.25                   626
EQ/GAMCO Small Company Value .............     Class B 1.50%        $ 22.84                 2,015
EQ/GAMCO Small Company Value .............     Class B 1.55%        $ 22.64                   111
EQ/GAMCO Small Company Value .............     Class B 1.60%        $ 22.44                   339
EQ/GAMCO Small Company Value .............     Class B 1.65%        $ 22.24                   802
EQ/GAMCO Small Company Value .............     Class B 1.70%        $ 22.05                    79
EQ/GAMCO Small Company Value .............     Class B 1.80%        $ 21.66                    --
EQ/GAMCO Small Company Value .............     Class B 1.90%        $ 21.28                     6
EQ/International Growth ..................     Class B 0.50%        $ 11.56                    --
EQ/International Growth ..................     Class B 0.95%        $ 11.53                    --
EQ/International Growth ..................     Class B 1.20%        $ 11.51                    40
EQ/International Growth ..................     Class B 1.25%        $ 11.51                   358
EQ/International Growth ..................     Class B 1.35%        $ 11.50                    28
EQ/International Growth ..................     Class B 1.40%        $ 11.49                    65
EQ/International Growth ..................     Class B 1.50%        $ 11.49                   371
EQ/International Growth ..................     Class B 1.55%        $ 11.48                     5
EQ/International Growth ..................     Class B 1.60%        $ 11.48                    98
EQ/International Growth ..................     Class B 1.65%        $ 11.48                   373
EQ/International Growth ..................     Class B 1.70%        $ 11.47                    56
EQ/International Growth ..................     Class B 1.80%        $ 11.46                    --
EQ/International Growth ..................     Class B 1.90%        $ 11.46                    --
EQ/Janus Large Cap Growth ................     Class B 0.50%        $  6.67                    --
EQ/Janus Large Cap Growth ................     Class B 0.95%        $  6.51                    23
EQ/Janus Large Cap Growth ................     Class B 1.20%        $  6.43                 5,457
EQ/Janus Large Cap Growth ................     Class B 1.25%        $ 12.29                 1,330
EQ/Janus Large Cap Growth ................     Class B 1.35%        $  6.38                 1,270
EQ/Janus Large Cap Growth ................     Class B 1.40%        $  6.36                 7,526
EQ/Janus Large Cap Growth ................     Class B 1.50%        $ 12.22                 2,328
EQ/Janus Large Cap Growth ................     Class B 1.55%        $  6.31                 5,127
EQ/Janus Large Cap Growth ................     Class B 1.60%        $  6.29                 6,287
EQ/Janus Large Cap Growth ................     Class B 1.65%        $ 12.18                 1,201
EQ/Janus Large Cap Growth ................     Class B 1.70%        $  6.26                   788
EQ/Janus Large Cap Growth ................     Class B 1.80%        $  6.22                    57
EQ/Janus Large Cap Growth ................     Class B 1.90%        $  6.19                    35
EQ/JPMorgan Core Bond ....................     Class B 0.50%        $ 14.95                    --
EQ/JPMorgan Core Bond ....................     Class B 0.95%        $ 14.42                    28
EQ/JPMorgan Core Bond ....................     Class B 1.20%        $ 14.13                11,494
EQ/JPMorgan Core Bond ....................     Class B 1.25%        $ 10.60                10,091
EQ/JPMorgan Core Bond ....................     Class B 1.35%        $ 13.96                 8,972
EQ/JPMorgan Core Bond ....................     Class B 1.40%        $ 13.90                17,324
EQ/JPMorgan Core Bond ....................     Class B 1.50%        $ 10.53                13,723
EQ/JPMorgan Core Bond ....................     Class B 1.55%        $ 13.73                 8,015
EQ/JPMorgan Core Bond ....................     Class B 1.60%        $ 13.68                14,021
EQ/JPMorgan Core Bond ....................     Class B 1.65%        $ 10.50                 7,995
EQ/JPMorgan Core Bond ....................     Class B 1.70%        $ 13.57                 1,527
EQ/JPMorgan Core Bond ....................     Class B 1.80%        $ 13.46                   207
EQ/JPMorgan Core Bond ....................     Class B 1.90%        $ 13.35                    51
EQ/JPMorgan Value Opportunities ..........     Class B 0.50%        $ 14.58                    --
EQ/JPMorgan Value Opportunities ..........     Class B 0.95%        $ 14.01                    14

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/JPMorgan Value Opportunities ..........     Class B 1.20%        $ 13.71                 3,795
EQ/JPMorgan Value Opportunities ..........     Class B 1.25%        $ 12.34                 1,298
EQ/JPMorgan Value Opportunities ..........     Class B 1.35%        $ 13.53                13,350
EQ/JPMorgan Value Opportunities ..........     Class B 1.40%        $ 13.47                 4,419
EQ/JPMorgan Value Opportunities ..........     Class B 1.50%        $ 12.27                 1,359
EQ/JPMorgan Value Opportunities ..........     Class B 1.55%        $ 13.30                 4,589
EQ/JPMorgan Value Opportunities ..........     Class B 1.60%        $ 13.24                 4,803
EQ/JPMorgan Value Opportunities ..........     Class B 1.65%        $ 12.22                 1,018
EQ/JPMorgan Value Opportunities ..........     Class B 1.70%        $ 13.12                   347
EQ/JPMorgan Value Opportunities ..........     Class B 1.80%        $ 13.01                    93
EQ/JPMorgan Value Opportunities ..........     Class B 1.90%        $ 12.89                    17
EQ/Lazard Small Cap Value ................     Class B 0.50%        $ 18.39                    --
EQ/Lazard Small Cap Value ................     Class B 0.95%        $ 17.74                    15
EQ/Lazard Small Cap Value ................     Class B 1.20%        $ 17.38                 7,963
EQ/Lazard Small Cap Value ................     Class B 1.25%        $ 13.08                 6,948
EQ/Lazard Small Cap Value ................     Class B 1.35%        $ 17.17                 5,204
EQ/Lazard Small Cap Value ................     Class B 1.40%        $ 17.10                10,810
EQ/Lazard Small Cap Value ................     Class B 1.50%        $ 13.01                 9,487
EQ/Lazard Small Cap Value ................     Class B 1.55%        $ 16.89                 2,629
EQ/Lazard Small Cap Value ................     Class B 1.60%        $ 16.83                 6,888
EQ/Lazard Small Cap Value ................     Class B 1.65%        $ 12.96                 5,307
EQ/Lazard Small Cap Value ................     Class B 1.70%        $ 16.69                   991
EQ/Lazard Small Cap Value ................     Class B 1.80%        $ 16.55                    90
EQ/Lazard Small Cap Value ................     Class B 1.90%        $ 16.42                    26
EQ/Legg Mason Value Equity ...............     Class B 0.50%        $ 10.66                    --
EQ/Legg Mason Value Equity ...............     Class B 0.95%        $ 10.65                    --
EQ/Legg Mason Value Equity ...............     Class B 1.20%        $ 10.64                    93
EQ/Legg Mason Value Equity ...............     Class B 1.25%        $ 10.64                   386
EQ/Legg Mason Value Equity ...............     Class B 1.35%        $ 10.80                    41
EQ/Legg Mason Value Equity ...............     Class B 1.40%        $ 10.64                   315
EQ/Legg Mason Value Equity ...............     Class B 1.50%        $ 10.64                   614
EQ/Legg Mason Value Equity ...............     Class B 1.55%        $ 10.64                   113
EQ/Legg Mason Value Equity ...............     Class B 1.60%        $ 10.63                   195
EQ/Legg Mason Value Equity ...............     Class B 1.65%        $ 10.63                   563
EQ/Legg Mason Value Equity ...............     Class B 1.70%        $ 10.63                   144
EQ/Legg Mason Value Equity ...............     Class B 1.80%        $ 10.63                    --
EQ/Legg Mason Value Equity ...............     Class B 1.90%        $ 10.63                    --
EQ/Long Term Bond ........................     Class B 0.50%        $ 10.06                    --
EQ/Long Term Bond ........................     Class B 0.95%        $ 10.03                    --
EQ/Long Term Bond ........................     Class B 1.20%        $ 10.01                   139
EQ/Long Term Bond ........................     Class B 1.25%        $ 10.01                   753
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.00                    55
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.00                   420
EQ/Long Term Bond ........................     Class B 1.50%        $  9.99                 1,556
EQ/Long Term Bond ........................     Class B 1.55%        $  9.99                    30
EQ/Long Term Bond ........................     Class B 1.60%        $  9.98                   431
EQ/Long Term Bond ........................     Class B 1.65%        $  9.98                   743
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   173
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.96                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 10.66                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 10.63                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 10.61                    94
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 10.61                   757
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 10.60                    93
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 10.59                   171

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 10.59                   807
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 10.58                    58
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 10.58                   135
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 10.58                   874
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 10.57                    83
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 10.57                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 10.56                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 10.62                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 10.59                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 10.57                    54
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 10.57                   415
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 10.56                    74
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 10.56                   153
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 10.55                   534
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 10.55                    45
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 10.54                   132
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 10.54                   527
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 10.54                    84
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 10.53                     4
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 10.52                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 11.21                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 11.18                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 11.16                   444
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 11.16                 1,971
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 11.15                   210
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 11.14                   890
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 11.14                 2,560
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 11.13                   120
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 11.13                   490
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 11.13                 2,163
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 11.12                   290
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 11.11                     2
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 11.11                    --
EQ/Marsico Focus .........................     Class B 0.50%        $ 15.82                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 15.51                     7
EQ/Marsico Focus .........................     Class B 1.20%        $ 15.34                14,341
EQ/Marsico Focus .........................     Class B 1.25%        $ 12.63                12,004
EQ/Marsico Focus .........................     Class B 1.35%        $ 15.24                 2,123
EQ/Marsico Focus .........................     Class B 1.40%        $ 15.21                20,640
EQ/Marsico Focus .........................     Class B 1.50%        $ 12.56                14,932
EQ/Marsico Focus .........................     Class B 1.55%        $ 15.11                 1,390
EQ/Marsico Focus .........................     Class B 1.60%        $ 15.07                11,276
EQ/Marsico Focus .........................     Class B 1.65%        $ 12.51                11,881
EQ/Marsico Focus .........................     Class B 1.70%        $ 15.01                 2,354
EQ/Marsico Focus .........................     Class B 1.80%        $ 14.94                    73
EQ/Marsico Focus .........................     Class B 1.90%        $ 14.88                     5
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 21.84                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 21.00                     3
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 20.54                 5,635
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 12.14                 6,492
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 20.27                 3,782
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 20.18                 7,988
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 12.06                 8,863
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 19.92                 1,147
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 19.83                 4,227
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 12.02                 4,888

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 19.66                   849
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 19.49                    56
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 19.32                    19
EQ/Mercury International Value ...........     Class B 0.50%        $ 19.90                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 19.13                    36
EQ/Mercury International Value ...........     Class B 1.20%        $ 18.71                 4,933
EQ/Mercury International Value ...........     Class B 1.25%        $ 14.61                 5,025
EQ/Mercury International Value ...........     Class B 1.35%        $ 18.47                 7,759
EQ/Mercury International Value ...........     Class B 1.40%        $ 18.39                 6,535
EQ/Mercury International Value ...........     Class B 1.50%        $ 14.52                 7,184
EQ/Mercury International Value ...........     Class B 1.55%        $ 18.15                 3,145
EQ/Mercury International Value ...........     Class B 1.60%        $ 18.07                 4,992
EQ/Mercury International Value ...........     Class B 1.65%        $ 14.47                 4,026
EQ/Mercury International Value ...........     Class B 1.70%        $ 17.91                   782
EQ/Mercury International Value ...........     Class B 1.80%        $ 17.75                    61
EQ/Mercury International Value ...........     Class B 1.90%        $ 17.60                    10
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 15.29                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 14.70                    29
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 14.38                 1,516
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 12.27                   992
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 14.19                 6,697
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 14.13                 2,081
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.20                 1,605
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 13.94                 2,422
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 13.88                 3,566
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.16                   705
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 13.76                   184
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 13.64                    10
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 13.52                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 10.08                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $  9.77                     6
EQ/MFS Investors Trust ...................     Class B 1.20%        $  9.60                 3,821
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 12.32                 1,065
EQ/MFS Investors Trust ...................     Class B 1.35%        $  9.49                 4,802
EQ/MFS Investors Trust ...................     Class B 1.40%        $  9.46                 4,535
EQ/MFS Investors Trust ...................     Class B 1.50%        $ 12.25                 1,164
EQ/MFS Investors Trust ...................     Class B 1.55%        $  9.36                 4,965
EQ/MFS Investors Trust ...................     Class B 1.60%        $  9.33                 7,849
EQ/MFS Investors Trust ...................     Class B 1.65%        $ 12.21                 1,271
EQ/MFS Investors Trust ...................     Class B 1.70%        $  9.26                   603
EQ/MFS Investors Trust ...................     Class B 1.80%        $  9.20                    76
EQ/MFS Investors Trust ...................     Class B 1.90%        $  9.13                     6
EQ/Money Market ..........................     Class B 0.00%        $ 39.77                   162
EQ/Money Market ..........................     Class B 0.50%        $ 35.18                    --
EQ/Money Market ..........................     Class B 0.95%        $ 31.50                    11
EQ/Money Market ..........................     Class B 1.20%        $ 29.61                 1,411
EQ/Money Market ..........................     Class B 1.25%        $ 10.06                 2,172
EQ/Money Market ..........................     Class B 1.35%        $ 28.53                 2,619
EQ/Money Market ..........................     Class B 1.40%        $ 28.17                 2,307
EQ/Money Market ..........................     Class B 1.50%        $ 10.00                 6,802
EQ/Money Market ..........................     Class B 1.55%        $ 27.14                 1,954
EQ/Money Market ..........................     Class B 1.60%        $ 26.81                 4,058
EQ/Money Market ..........................     Class B 1.65%        $  9.97                 2,041
EQ/Money Market ..........................     Class B 1.70%        $ 26.15                   845
EQ/Money Market ..........................     Class B 1.80%        $ 25.51                    22
EQ/Money Market ..........................     Class B 1.90%        $ 24.88                    10

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  4.90                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  4.74                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.66                   137
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.64                 1,014
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.61                    47
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.59                   525
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.56                 1,829
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.54                    14
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.53                   172
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.51                   883
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.49                    72
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.46                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.43                    --
EQ/PIMCO Real Return ................     Class B 0.50%        $  9.99                    --
EQ/PIMCO Real Return ................     Class B 0.95%        $  9.96                    --
EQ/PIMCO Real Return ................     Class B 1.20%        $  9.94                 1,269
EQ/PIMCO Real Return ................     Class B 1.25%        $  9.94                 2,883
EQ/PIMCO Real Return ................     Class B 1.35%        $  9.93                   308
EQ/PIMCO Real Return ................     Class B 1.40%        $  9.93                 1,434
EQ/PIMCO Real Return ................     Class B 1.50%        $  9.92                 4,644
EQ/PIMCO Real Return ................     Class B 1.55%        $  9.92                   300
EQ/PIMCO Real Return ................     Class B 1.60%        $  9.92                   848
EQ/PIMCO Real Return ................     Class B 1.65%        $  9.91                 3,300
EQ/PIMCO Real Return ................     Class B 1.70%        $  9.91                   286
EQ/PIMCO Real Return ................     Class B 1.80%        $  9.90                     4
EQ/PIMCO Real Return ................     Class B 1.90%        $  9.90                     8
EQ/Short Duration Bond ..............     Class B 0.50%        $ 10.04                    --
EQ/Short Duration Bond ..............     Class B 0.95%        $ 10.01                    --
EQ/Short Duration Bond ..............     Class B 1.20%        $  9.99                   189
EQ/Short Duration Bond ..............     Class B 1.25%        $  9.99                   333
EQ/Short Duration Bond ..............     Class B 1.35%        $  9.98                    57
EQ/Short Duration Bond ..............     Class B 1.40%        $  9.98                   245
EQ/Short Duration Bond ..............     Class B 1.50%        $  9.97                   400
EQ/Short Duration Bond ..............     Class B 1.55%        $  9.97                    25
EQ/Short Duration Bond ..............     Class B 1.60%        $  9.96                   132
EQ/Short Duration Bond ..............     Class B 1.65%        $  9.96                   402
EQ/Short Duration Bond ..............     Class B 1.70%        $  9.96                    60
EQ/Short Duration Bond ..............     Class B 1.80%        $  9.95                     1
EQ/Short Duration Bond ..............     Class B 1.90%        $  9.94                     8
EQ/Small Company Index ..............     Class B 0.50%        $ 15.81                    --
EQ/Small Company Index ..............     Class B 0.95%        $ 15.25                    15
EQ/Small Company Index ..............     Class B 1.20%        $ 14.94                 3,854
EQ/Small Company Index ..............     Class B 1.25%        $ 12.84                 2,861
EQ/Small Company Index ..............     Class B 1.35%        $ 14.76                 2,139
EQ/Small Company Index ..............     Class B 1.40%        $ 14.70                 5,841
EQ/Small Company Index ..............     Class B 1.50%        $ 12.76                 4,236
EQ/Small Company Index ..............     Class B 1.55%        $ 14.52                   854
EQ/Small Company Index ..............     Class B 1.60%        $ 14.46                 3,372
EQ/Small Company Index ..............     Class B 1.65%        $ 12.72                 2,210
EQ/Small Company Index ..............     Class B 1.70%        $ 14.35                   596
EQ/Small Company Index ..............     Class B 1.80%        $ 14.23                    18
EQ/Small Company Index ..............     Class B 1.90%        $ 14.12                     6
EQ/TCW Equity .......................     Class B 0.50%        $ 20.25                    --
EQ/TCW Equity .......................     Class B 0.95%        $ 18.71                    --
EQ/TCW Equity .......................     Class B 1.20%        $ 17.90                    88
EQ/TCW Equity .......................     Class B 1.25%        $ 17.74                   688

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.35%        $ 17.43                   160
EQ/TCW Equity .................................     Class B 1.40%        $ 17.28                   231
EQ/TCW Equity .................................     Class B 1.50%        $ 16.98                   847
EQ/TCW Equity .................................     Class B 1.55%        $ 16.83                    15
EQ/TCW Equity .................................     Class B 1.60%        $ 16.68                   146
EQ/TCW Equity .................................     Class B 1.65%        $ 16.53                   526
EQ/TCW Equity .................................     Class B 1.70%        $ 16.39                    41
EQ/TCW Equity .................................     Class B 1.80%        $ 16.10                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 15.82                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  5.90                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  5.71                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  5.61                   215
EQ/UBS Growth and Income ......................     Class B 1.25%        $  5.59                 1,420
EQ/UBS Growth and Income ......................     Class B 1.35%        $  5.55                   169
EQ/UBS Growth and Income ......................     Class B 1.40%        $  5.53                   450
EQ/UBS Growth and Income ......................     Class B 1.50%        $  5.49                 2,805
EQ/UBS Growth and Income ......................     Class B 1.55%        $  5.47                   102
EQ/UBS Growth and Income ......................     Class B 1.60%        $  5.45                   286
EQ/UBS Growth and Income ......................     Class B 1.65%        $  5.43                   952
EQ/UBS Growth and Income ......................     Class B 1.70%        $  5.41                    69
EQ/UBS Growth and Income ......................     Class B 1.80%        $  5.37                    --
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.33                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 10.49                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 10.46                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 10.44                   393
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 10.44                 2,313
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 10.43                   250
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 10.42                   630
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 10.42                 1,952
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 10.41                   131
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 10.41                   410
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 10.41                 2,852
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 10.40                   296
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 10.40                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 10.39                     2
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 14.98                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 14.42                     9
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 14.12                 4,095
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 18.41                 4,108
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 13.94                 3,667
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 13.88                 8,800
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 18.31                 7,390
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 13.71                 1,632
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 13.65                 5,043
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 18.24                 3,408
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 13.53                   755
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 13.42                    34
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 13.30                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 12.44                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 12.41                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 12.39                   133
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 12.38                   742
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 12.37                    49
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 12.37                   471
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 12.36                   845
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 12.36                    40

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                                                          Contract charges     Unit Value     Units Outstanding (000's)
                                                         ------------------   ------------   --------------------------
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.60%        $ 12.35                   172
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.65%        $ 12.35                   533
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.70%        $ 12.34                   179
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.80%        $ 12.34                    --
EQ/Van Kampen Mid Cap Growth .........................     Class B 1.90%        $ 12.33                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.50%        $ 11.97                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 0.95%        $ 11.94                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.20%        $ 11.92                    25
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.25%        $ 11.87                   149
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.35%        $ 11.90                    15
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.40%        $ 11.90                    90
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.50%        $ 11.83                   287
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.55%        $ 11.89                     5
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.60%        $ 11.88                    40
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.65%        $ 11.81                   137
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.70%        $ 11.81                    34
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.80%        $ 11.87                    --
EQ/Wells Fargo Montgomery Small Cap ..................     Class B 1.90%        $ 11.86                    --
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.20%        $ 10.79                   679
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.25%        $ 11.05                 1,352
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 2,005
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.50%        $ 10.99                 2,846
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.60%        $ 10.71                 1,084
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.65%        $ 10.95                 2,568
Laudus Rosenberg VIT Value Long/Short Equity .........     Class B 1.70%        $ 10.94                   784
U.S. Real Estate -- Class II .........................     Class B 1.20%        $ 14.69                   946
U.S. Real Estate -- Class II .........................     Class B 1.25%        $ 17.05                 3,476
U.S. Real Estate -- Class II .........................     Class B 1.40%        $ 14.63                 2,274
U.S. Real Estate -- Class II .........................     Class B 1.50%        $ 16.95                 6,143
U.S. Real Estate -- Class II .........................     Class B 1.60%        $ 14.58                   539
U.S. Real Estate -- Class II .........................     Class B 1.65%        $ 16.89                 2,639
U.S. Real Estate -- Class II .........................     Class B 1.70%        $ 16.87                   410

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         AXA            AXA               AXA
                                                     Aggressive     Conservative   Conservative-Plus
                                                     Allocation      Allocation        Allocation
                                                   -------------- --------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $19,066,261    $   6,132,925     $ 14,892,724
 Expenses:
  Asset-based charges ............................    5,341,512        2,300,586        4,631,260
                                                    -----------    -------------     ------------
Net Investment Income (Loss) .....................   13,724,749        3,832,339       10,261,464
                                                    -----------    -------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,779,869        1,654,826        2,001,873
  Realized gain distribution from The Trusts .....           --          360,425        1,073,121
                                                    -----------    -------------     ------------
 Net realized gain (loss) ........................    2,779,869        2,015,251        3,074,994
                                                    -----------    -------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   17,138,005       (3,482,583)      (4,457,903)
                                                    -----------    -------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   19,917,874       (1,467,332)      (1,382,909)
                                                    -----------    -------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $33,642,623    $   2,365,007     $  8,878,555
                                                    ===========    =============     ============

                                                         AXA            AXA
                                                      Moderate     Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                     Allocation      Allocation    Aggressive Equity      Core Bond
                                                   -------------- --------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $66,134,996    $ 95,043,900      $          --     $   21,663,659
 Expenses:
  Asset-based charges ............................   32,489,328      26,137,375          1,635,364          8,885,212
                                                    -----------    ------------      -------------     --------------
Net Investment Income (Loss) .....................   33,645,668      68,906,525         (1,635,364)        12,778,447
                                                    -----------    ------------      -------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   22,251,020       5,542,881           (886,071)          (504,254)
  Realized gain distribution from The Trusts .....           --              --                 --                 --
                                                    -----------    ------------      -------------     --------------
 Net realized gain (loss) ........................   22,251,020       5,542,881           (886,071)          (504,254)
                                                    -----------    ------------      -------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   38,109,879      61,664,907          9,882,490        (10,201,214)
                                                    -----------    ------------      -------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   60,360,899      67,207,788          8,996,419        (10,705,468)
                                                    -----------    ------------      -------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $94,006,567    $136,114,313      $   7,361,055     $    2,072,979
                                                    ===========    ============      =============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   AXA Premier VIP  AXA Premier VIP      AXA Premier VIP
                                                     Health Care       High Yield     International Equity
                                                  ---------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................   $  5,560,175    $   66,687,431         $11,293,440
 Expenses:
  Asset-based charges ...........................      2,995,939        12,552,150           3,937,718
                                                    ------------    --------------         -----------
Net Investment Income (Loss) ....................      2,564,236        54,135,281           7,355,722
                                                    ------------    --------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........      6,014,000         1,318,187          14,295,712
  Realized gain distribution from The Trusts ....      6,084,500                --          10,607,166
                                                    ------------    --------------         -----------
 Net realized gain (loss) .......................     12,098,500         1,318,187          24,902,878
                                                    ------------    --------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments .................     (2,113,272)      (41,779,232)          6,546,929
                                                    ------------    --------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................      9,985,228       (40,461,045)         31,449,807
                                                    ------------    --------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................   $ 12,549,464    $   13,674,236         $38,805,529
                                                    ============    ==============         ===========

                                                      AXA Premier VIP       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                   Large Cap Core Equity   Large Cap Growth   Large Cap Value    Mid Cap Growth
                                                  ----------------------- ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................       $1,113,569           $         --      $ 11,843,495     $    5,529,239
 Expenses:
  Asset-based charges ...........................        2,022,374              4,008,139         5,649,138          4,958,442
                                                        ----------           ------------      ------------     --------------
Net Investment Income (Loss) ....................         (908,805)            (4,008,139)        6,194,357            570,797
                                                        ----------           ------------      ------------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        5,758,096             13,100,910        13,463,668         18,211,482
  Realized gain distribution from The Trusts ....        2,759,422                     --         9,534,500         42,659,263
                                                        ----------           ------------      ------------     --------------
 Net realized gain (loss) .......................        8,517,518             13,100,910        22,998,168         60,870,745
                                                        ----------           ------------      ------------     --------------
 Change in unrealized appreciation
  (depreciation) of investments .................          (19,935)             7,837,804        (7,177,612)       (37,444,435)
                                                        ----------           ------------      ------------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        8,497,583             20,938,714        15,820,556         23,426,310
                                                        ----------           ------------      ------------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................       $7,588,778           $ 16,930,575      $ 22,014,913     $   23,997,107
                                                        ==========           ============      ============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    AXA Premier VIP   AXA Premier VIP    EQ/Alliance
                                                     Mid Cap Value       Technology     Common Stock
                                                   ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   25,150,713     $         --     $ 10,142,220
 Expenses:
  Asset-based charges ............................       5,146,221        3,186,172       17,116,849
                                                    --------------     ------------     ------------
Net Investment Income (Loss) .....................      20,004,492       (3,186,172)      (6,974,629)
                                                    --------------     ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      20,174,993        5,421,524       (5,767,868)
  Realized gain distribution from The Trusts .....      54,780,774               --               --
                                                    --------------     ------------     ------------
 Net realized gain (loss) ........................      74,955,767        5,421,524       (5,767,868)
                                                    --------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (74,529,545)      18,489,524       48,413,896
                                                    --------------     ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         426,222       23,911,048       42,646,028
                                                    --------------     ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   20,430,714     $ 20,724,876     $ 35,671,399
                                                    ==============     ============     ============

                                                                         EQ/Alliance
                                                                        Intermediate                     EQ/Alliance
                                                       EQ/Alliance       Government     EQ/Alliance       Large Cap
                                                    Growth and Income    Securities    International       Growth
                                                   ------------------- -------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    7,550,240     $ 11,289,934    $ 7,687,103    $           --
 Expenses:
  Asset-based charges ............................        9,994,646        4,679,031      6,435,742         5,073,503
                                                     --------------     ------------    -----------    --------------
Net Investment Income (Loss) .....................       (2,444,406)       6,610,903      1,251,361        (5,073,503)
                                                     --------------     ------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       22,618,241       (2,313,146)    16,950,829       (14,432,807)
  Realized gain distribution from The Trusts .....       22,706,491               --             --                --
                                                     --------------     ------------    -----------    --------------
 Net realized gain (loss) ........................       45,324,732       (2,313,146)    16,950,829       (14,432,807)
                                                     --------------     ------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (14,132,714)      (4,911,759)    47,673,227        64,096,603
                                                     --------------     ------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       31,192,018       (7,224,905)    64,624,056        49,663,796
                                                     --------------     ------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   28,747,612     $   (614,002)   $65,875,417    $   44,590,293
                                                     ==============     ============    ===========    ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Alliance      EQ/Alliance           EQ/Ariel
                                                    Quality Bond   Small Cap Growth   Appreciation II (b)
                                                   -------------- ------------------ ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 13,076,094     $         --           $16,663
 Expenses:
  Asset-based charges ............................     4,784,077        5,710,322             6,736
                                                    ------------     ------------           -------
Net Investment Income (Loss) .....................     8,292,017       (5,710,322)            9,927
                                                    ------------     ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        17,226       11,267,745             1,413
  Realized gain distribution from The Trusts .....            --               --                --
                                                    ------------     ------------           -------
 Net realized gain (loss) ........................        17,226       11,267,745             1,413
                                                    ------------     ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (6,500,079)      33,805,069            44,688
                                                    ------------     ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (6,482,853)      45,072,814            46,101
                                                    ------------     ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  1,809,164     $ 39,362,492           $56,028
                                                    ============     ============           =======

                                                    EQ/Bear Stearns                                            EQ/Calvert
                                                     Small Company      EQ/Bernstein     EQ/Boston Advisors     Socially
                                                        Growth       Diversified Value      Equity Income      Responsible
                                                   ---------------- ------------------- -------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,130,711       $ 16,013,806          $1,761,258        $       --
 Expenses:
  Asset-based charges ............................       430,250         19,406,779           1,181,187           541,250
                                                      ----------       ------------          ----------        ----------
Net Investment Income (Loss) .....................       700,461         (3,392,973)            580,071          (541,250)
                                                      ----------       ------------          ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       298,191         32,045,190             752,686         1,261,552
  Realized gain distribution from The Trusts .....            --         28,902,431                  --         1,568,995
                                                      ----------       ------------          ----------        ----------
 Net realized gain (loss) ........................       298,191         60,947,621             752,686         2,830,547
                                                      ----------       ------------          ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         (2,991,585)          3,322,031           957,226
                                                      ----------       ------------          ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,950,932         57,956,036           4,074,717         3,787,773
                                                      ----------       ------------          ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,651,393       $ 54,563,063          $4,654,788        $3,246,523
                                                      ==========       ============          ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                   EQ/Capital Guardian   EQ/Capital Guardian   EQ/Capital Guardian
                                                          Growth            International            Research
                                                  --------------------- --------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................     $    532,058           $ 9,426,925          $  3,822,836
 Expenses:
  Asset-based charges ...........................        3,550,559             8,750,479             9,854,745
                                                      ------------           -----------          ------------
Net Investment Income (Loss) ....................       (3,018,501)              676,446            (6,031,909)
                                                      ------------           -----------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........       (6,153,529)           17,128,896            24,784,915
  Realized gain distribution from The Trusts ....               --               811,779                    --
                                                      ------------           -----------          ------------
 Net realized gain (loss) .......................       (6,153,529)           17,940,675            24,784,915
                                                      ------------           -----------          ------------
 Change in unrealized appreciation
  (depreciation) of investments .................       19,679,168            76,229,988            11,921,863
                                                      ------------           -----------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................       13,525,639            94,170,663            36,706,778
                                                      ------------           -----------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................     $ 10,507,138           $94,847,109          $ 30,674,869
                                                      ============           ===========          ============

                                                                                                              EQ/Evergreen
                                                   EQ/Capital Guardian    EQ/Caywood-Scholl      EQ/Equity    International
                                                       U.S. Equity       High Yield Bond (a)     500 Index      Bond (b)
                                                  --------------------- --------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts .....................    $    4,616,980         $   1,671,566      $ 20,086,166    $       --
 Expenses:
  Asset-based charges ...........................        12,190,435               135,138        21,352,943         7,035
                                                     --------------         -------------      ------------    ----------
Net Investment Income (Loss) ....................        (7,573,455)            1,536,428        (1,266,777)       (7,035)
                                                     --------------         -------------      ------------    ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ...........        22,206,838                22,687        22,001,002         1,805
  Realized gain distribution from The Trusts ....        44,168,753                    --        27,662,057            --
                                                     --------------         -------------      ------------    ----------
 Net realized gain (loss) .......................        66,375,591                22,687        49,663,059         1,805
                                                     --------------         -------------      ------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .................       (19,921,225)           (1,317,445)       (4,285,559)     (110,331)
                                                     --------------         -------------      ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments ....................................        46,454,366            (1,294,758)       45,377,500      (108,526)
                                                     --------------         -------------      ------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ......................    $   38,880,911         $     241,670      $ 44,110,723    $ (115,561)
                                                     ==============         =============      ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Evergreen        EQ/FI            EQ/FI
                                                        Omega           Mid Cap       Mid Cap Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $      51,370   $   60,558,085   $   35,773,837
 Expenses:
  Asset-based charges ............................      2,015,028       11,225,056       10,359,216
                                                    -------------   --------------   --------------
Net Investment Income (Loss) .....................     (1,963,658)      49,333,029       25,414,621
                                                    -------------   --------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      4,699,515       27,338,025       20,467,846
  Realized gain distribution from The Trusts .....      4,331,217       50,668,992       49,829,217
                                                    -------------   --------------   --------------
 Net realized gain (loss) ........................      9,030,732       78,007,017       70,297,063
                                                    -------------   --------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (3,453,673)     (85,356,433)     (25,159,259)
                                                    -------------   --------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      5,577,059       (7,349,416)      45,137,804
                                                    -------------   --------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   3,613,401   $   41,983,613   $   70,552,425
                                                    =============   ==============   ==============

                                                        EQ/GAMCO          EQ/GAMCO                           EQ/Janus
                                                       Mergers and     Small Company   EQ/International     Large Cap
                                                    Acquisitions (a)       Value          Growth (a)          Growth
                                                   ------------------ --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $   448,313      $     805,682       $103,954       $      3,572
 Expenses:
  Asset-based charges ............................        108,839          1,179,434         56,432          3,042,673
                                                      -----------      -------------       --------       ------------
Net Investment Income (Loss) .....................        339,474           (373,752)        47,522         (3,039,101)
                                                      -----------      -------------       --------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         30,731            711,478        115,195          2,702,596
  Realized gain distribution from The Trusts .....         54,301          7,880,970             --                 --
                                                      -----------      -------------       --------       ------------
 Net realized gain (loss) ........................         85,032          8,592,448        115,195          2,702,596
                                                      -----------      -------------       --------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (204,505)        (4,895,218)       809,860         12,878,013
                                                      -----------      -------------       --------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (119,473)         3,697,230        925,055         15,580,609
                                                      -----------      -------------       --------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $   220,001      $   3,323,478       $972,577       $ 12,541,508
                                                      ===========      =============       ========       ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                      EQ/JPMorgan       EQ/Lazard
                                                      EQ/JPMorgan        Value          Small Cap
                                                       Core Bond     Opportunities        Value
                                                   ---------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   40,437,942    $ 7,225,498    $   37,517,064
 Expenses:
  Asset-based charges ............................      16,370,551      6,816,174        11,913,670
                                                    --------------    -----------    --------------
Net Investment Income (Loss) .....................      24,067,391        409,324        25,603,394
                                                    --------------    -----------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       2,334,160      6,392,598        30,042,843
  Realized gain distribution from The Trusts .....              --             --        40,159,354
                                                    --------------    -----------    --------------
 Net realized gain (loss) ........................       2,334,160      6,392,598        70,202,197
                                                    --------------    -----------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (17,960,654)     4,422,921       (68,521,361)
                                                    --------------    -----------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     (15,626,494)    10,815,519         1,680,836
                                                    --------------    -----------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $    8,440,897    $11,224,843    $   27,284,230
                                                    ==============    ===========    ==============

                                                                                       EQ/Lord Abbett
                                                      EQ/Legg Mason       EQ/Long        Growth and       EQ/Lord Abbett
                                                    Value Equity (b)   Term Bond (a)     Income (a)     Large Cap Core (a)
                                                   ------------------ --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   7,551        $  758,813       $  186,092         $  80,086
 Expenses:
  Asset-based charges ............................        29,432           192,758          138,623            97,603
                                                       ---------        ----------       ----------         ---------
Net Investment Income (Loss) .....................       (21,881)          566,055           47,469           (17,517)
                                                       ---------        ----------       ----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        24,118          (135,108)          32,954            49,831
  Realized gain distribution from The Trusts .....            --           275,390               --                --
                                                       ---------        ----------       ----------         ---------
 Net realized gain (loss) ........................        24,118           140,282           32,954            49,831
                                                       ---------        ----------       ----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................       123,666          (801,967)         985,547           603,584
                                                       ---------        ----------       ----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       147,784          (661,685)       1,018,501           653,415
                                                       ---------        ----------       ----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $ 125,903        $  (95,630)      $1,065,970         $ 635,898
                                                       =========        ==========       ==========         =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                           EQ/Mercury
                                                      EQ/Lord Abbett      EQ/Marsico       Basic Value
                                                    Mid Cap Value (a)        Focus           Equity
                                                   ------------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  639,972      $          --    $    9,802,489
 Expenses:
  Asset-based charges ............................         449,063         14,954,933        10,119,995
                                                        ----------      -------------    --------------
Net Investment Income (Loss) .....................         190,909        (14,954,933)         (317,506)
                                                        ----------      -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         157,833         23,794,249        18,929,329
  Realized gain distribution from The Trusts .....              --         29,142,143        30,046,746
                                                        ----------      -------------    --------------
 Net realized gain (loss) ........................         157,833         52,936,392        48,976,075
                                                        ----------      -------------    --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       2,885,519         66,818,972       (37,549,430)
                                                        ----------      -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       3,043,352        119,755,364        11,426,645
                                                        ----------      -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $3,234,261      $ 104,800,431    $   11,109,139
                                                        ==========      =============    ==============

                                                      EQ/Mercury         EQ/MFS
                                                    International   Emerging Growth        EQ/MFS         EQ/Money
                                                        Value          Companies      Investors Trust      Market
                                                   --------------- ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $11,921,645     $         --      $  1,442,028     $12,766,369
 Expenses:
  Asset-based charges ............................     9,168,254        3,744,013         4,263,316       7,274,390
                                                     -----------     ------------      ------------     -----------
Net Investment Income (Loss) .....................     2,753,391       (3,744,013)       (2,821,288)      5,491,979
                                                     -----------     ------------      ------------     -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    14,769,364       (4,789,449)          888,350        (973,816)
  Realized gain distribution from The Trusts .....            --               --                --              --
                                                     -----------     ------------      ------------     -----------
 Net realized gain (loss) ........................    14,769,364       (4,789,449)          888,350        (973,816)
                                                     -----------     ------------      ------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    44,908,546       27,036,649        17,942,254       1,166,842
                                                     -----------     ------------      ------------     -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    59,677,910       22,247,200        18,830,604         193,026
                                                     -----------     ------------      ------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $62,431,301     $ 18,503,187      $ 16,009,316     $ 5,685,005
                                                     ===========     ============      ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                    EQ/Montag & Caldwell       EQ/PIMCO
                                                           Growth          Real Return (a)
                                                   ---------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $    47,921         $   3,033,159
 Expenses:
  Asset-based charges ............................          153,699               713,546
                                                        -----------         -------------
Net Investment Income (Loss) .....................         (105,778)            2,319,613
                                                        -----------         -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          110,268               (17,412)
  Realized gain distribution from The Trusts .....               --                92,593
                                                        -----------         -------------
 Net realized gain (loss) ........................          110,268                75,181
                                                        -----------         -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................          522,308            (3,155,014)
                                                        -----------         -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          632,576            (3,079,833)
                                                        -----------         -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   526,798         $    (760,220)
                                                        ===========         =============

                                                                                                          EQ/UBS
                                                         EQ/Short          EQ/Small         EQ/TCW      Growth and
                                                    Duration Bond (a)    Company Index      Equity        Income
                                                   ------------------- ---------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $  180,798       $    3,951,397   $       --     $  221,949
 Expenses:
  Asset-based charges ............................         84,245            4,874,642      357,236        256,893
                                                       ----------       --------------   ----------     ----------
Net Investment Income (Loss) .....................         96,553             (923,245)    (357,236)       (34,944)
                                                       ----------       --------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (9,866)          17,670,286      237,055        341,428
  Realized gain distribution from The Trusts .....             71           16,270,996           --             --
                                                       ----------       --------------   ----------     ----------
 Net realized gain (loss) ........................         (9,795)          33,941,282      237,055        341,428
                                                       ----------       --------------   ----------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       (107,926)         (22,917,641)   2,723,776      1,666,855
                                                       ----------       --------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (117,721)          11,023,641    2,960,831      2,008,283
                                                       ----------       --------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $  (21,168)      $   10,100,396   $2,603,595     $1,973,339
                                                       ==========       ==============   ==========     ==========

                                                    EQ/Van Kampen
                                                    Comstock (a)
                                                   --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  723,872
 Expenses:
  Asset-based charges ............................      416,115
                                                     ----------
Net Investment Income (Loss) .....................      307,757
                                                     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       60,165
  Realized gain distribution from The Trusts .....           --
                                                     ----------
 Net realized gain (loss) ........................       60,165
                                                     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,466,481
                                                     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    2,526,646
                                                     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $2,834,403
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                     EQ/Van Kampen
                                                       Emerging         EQ/Van Kampen
                                                    Markets Equity   Mid Cap Growth (a)
                                                   ---------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  2,682,118        $       --
 Expenses:
  Asset-based charges ............................      5,885,219           131,680
                                                     ------------        ----------
Net Investment Income (Loss) .....................     (3,203,101)         (131,680)
                                                     ------------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     31,173,755           176,749
  Realized gain distribution from The Trusts .....     18,823,592                --
                                                     ------------        ----------
 Net realized gain (loss) ........................     49,997,347           176,749
                                                     ------------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267         2,533,305
                                                     ------------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,022,614         2,710,054
                                                     ------------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $120,819,513        $2,578,374
                                                     ============        ==========

                                                    EQ/Wells Fargo    Laudus Rosenberg
                                                      Montgomery         VIT Value            U.S. Real
                                                       Small Cap     Long/Short Equity   Estate -- Class II
                                                   ---------------- ------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 663,401        $          --         $ 7,312,114
 Expenses:
  Asset-based charges ............................       49,573            1,252,806           2,831,920
                                                      ---------        -------------         -----------
Net Investment Income (Loss) .....................      613,828           (1,252,806)          4,480,194
                                                      ---------        -------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       95,044            1,673,750          10,109,825
  Realized gain distribution from The Trusts .....        1,325                   --                  --
                                                      ---------        -------------         -----------
 Net realized gain (loss) ........................       96,369            1,673,750          10,109,825
                                                      ---------        -------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (71,053)           2,486,860          15,478,770
                                                      ---------        -------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       25,316            4,160,610          25,588,595
                                                      ---------        -------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 639,144        $   2,907,804         $30,068,789
                                                      =========        =============         ===========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                       AXA Aggressive Allocation       AXA Conservative Allocation
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  13,724,749     $  1,250,066    $   3,832,339    $  1,651,837
 Net realized gain (loss) on investments .........      2,779,869         (828,923)       2,015,250         391,226
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,138,005       17,625,861       (3,482,583)      1,340,644
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     33,642,623       18,047,004        2,365,006       3,383,707
                                                    -------------     ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    251,025,828      156,554,106       81,943,968      62,277,776
  Transfers between funds including
   guaranteed interest account, net ..............     73,773,473       48,184,265       26,325,884      27,630,660
  Transfers for contract benefits and
   terminations ..................................    (10,814,680)      (2,095,193)     (11,126,957)     (2,392,278)
  Contract maintenance charges ...................     (2,467,514)        (162,559)      (1,035,135)       (115,253)
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    311,517,107      202,480,619       96,107,760      87,400,905
                                                    -------------     ------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (89,233)          47,403          (64,041)         77,437
                                                    -------------     ------------    -------------    ------------
Increase (Decrease) in Net Assets ................    345,070,497      220,575,026       98,408,725      90,862,049
Net Assets -- Beginning of Period ................    227,358,135        6,783,109       95,960,564       5,098,515
                                                    -------------     ------------    -------------    ------------
Net Assets -- End of Period ......................  $ 572,428,632     $227,358,135    $ 194,369,289    $ 95,960,564
                                                    =============     ============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         32,393           83,537           20,699          12,117
 Units Redeemed ..................................         (5,687)         (64,506)         (11,660)         (3,599)
                                                    -------------     ------------    -------------    ------------
 Net Increase (Decrease) .........................         26,706           19,031            9,039           8,518
                                                    =============     ============    =============    ============

                                                   AXA Conservative-Plus Allocation         AXA Moderate Allocation
                                                   --------------------------------- -------------------------------------
                                                         2005             2004              2005               2004
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  10,261,464     $  2,993,004     $   33,645,668     $   25,730,778
 Net realized gain (loss) on investments .........      3,074,994          231,127         22,251,020          8,665,208
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,457,903)       6,357,620         38,109,879         68,638,009
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................      8,878,555        9,581,751         94,006,567        103,033,995
                                                    -------------     ------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    197,994,576      136,560,768      1,035,944,140        791,453,620
  Transfers between funds including
   guaranteed interest account, net ..............     64,814,517       49,616,915        179,148,832        212,303,320
  Transfers for contract benefits and
   terminations ..................................    (17,188,790)      (5,401,742)      (112,078,288)       (49,628,748)
  Contract maintenance charges ...................     (1,899,117)        (203,264)       (15,665,860)        (5,870,217)
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    243,721,186      180,572,677      1,087,348,824        948,257,975
                                                    -------------     ------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (93,467)          52,927             26,524             41,283
                                                    -------------     ------------     --------------     --------------
Increase (Decrease) in Net Assets ................    252,506,274      190,207,355      1,181,381,915      1,051,333,253
Net Assets -- Beginning of Period ................    198,875,704        8,668,349      1,705,244,554        653,911,301
                                                    -------------     ------------     --------------     --------------
Net Assets -- End of Period ......................  $ 451,381,978     $198,875,704     $2,886,626,469     $1,705,244,554
                                                    =============     ============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         31,072           21,234            119,680             89,349
 Units Redeemed ..................................         (8,778)          (3,856)           (25,679)           (13,514)
                                                    -------------     ------------     --------------     --------------
 Net Increase (Decrease) .........................         22,294           17,378             94,001             75,835
                                                    =============     ============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      AXA Moderate-Plus Allocation     AXA Premier VIP Aggressive Equity
                                                   ----------------------------------- ---------------------------------
                                                          2005              2004             2005             2004
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   68,906,525    $  11,053,032     $ (1,635,364)    $ (1,541,900)
 Net realized gain (loss) on investments .........        5,542,881          825,014         (886,071)      (2,390,443)
 Change in unrealized appreciation
  (depreciation) of investments ..................       61,664,907       56,938,813        9,882,490       14,973,900
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      136,114,313       68,816,859        7,361,055       11,041,557
                                                     --------------    -------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    1,376,346,370      658,378,541       12,688,727       16,895,586
  Transfers between funds including
   guaranteed interest account, net ..............      422,308,028      216,717,689       (3,428,726)      (1,239,647)
  Transfers for contract benefits and
   terminations ..................................      (60,173,947)     (13,655,662)      (8,731,003)      (7,597,848)
  Contract maintenance charges ...................      (10,806,386)        (644,576)        (652,762)        (504,848)
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    1,727,674,065      860,795,992         (123,764)       7,553,243
                                                     --------------    -------------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           83,248           36,119           43,561           77,677
                                                     --------------    -------------     ------------     ------------
Increase (Decrease) in Net Assets ................    1,863,705,130      929,648,970        7,280,852       18,672,477
Net Assets -- Beginning of Period ................      955,535,662       25,886,692      120,084,747      101,412,270
                                                     --------------    -------------     ------------     ------------
Net Assets -- End of Period ......................   $2,819,240,792    $ 955,535,662     $127,365,599     $120,084,747
                                                     ==============    =============     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          170,804           90,053            1,652            1,914
 Units Redeemed ..................................          (22,298)          (9,719)            (930)            (891)
                                                     --------------    -------------     ------------     ------------
 Net Increase (Decrease) .........................          148,506           80,334              722            1,023
                                                     ==============    =============     ============     ============

                                                       AXA Premier VIP Core Bond       AXA Premier VIP Health Care
                                                   --------------------------------- --------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,778,447    $  10,276,523     $  2,564,236    $  4,273,976
 Net realized gain (loss) on investments .........       (504,254)       4,508,125       12,098,500       9,314,662
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,201,214)      (1,219,137)      (2,113,272)      3,013,044
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................      2,072,979       13,565,511       12,549,464      16,601,682
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     76,464,229      118,496,240       45,695,129      49,302,807
  Transfers between funds including
   guaranteed interest account, net ..............    (14,906,411)      (4,892,940)       2,660,750      23,472,013
  Transfers for contract benefits and
   terminations ..................................    (36,709,260)     (30,256,245)      (9,484,194)     (5,638,793)
  Contract maintenance charges ...................     (4,760,796)      (3,964,770)      (1,661,233)     (1,109,717)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,087,762       79,382,285       37,210,452      66,026,310
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,463           44,572           31,410          61,654
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................     22,194,204       92,992,368       49,791,326      82,689,646
Net Assets -- Beginning of Period ................    609,191,659      516,199,291      196,522,651     113,833,005
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 631,385,863    $ 609,191,659     $246,313,977    $196,522,651
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,049           25,401            7,939          10,642
 Units Redeemed ..................................        (15,775)         (17,615)          (4,827)         (4,468)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................          2,274            7,786            3,112           6,174
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    AXA Premier VIP International
                                                   AXA Premier VIP High Yield                  Equity
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................  $  54,135,281    $  40,487,370    $   7,355,722     $  1,744,793
 Net realized gain (loss) on investments ......      1,318,187       (1,768,121)      24,902,878        8,333,522
 Change in unrealized appreciation
  (depreciation) of investments ...............    (41,779,232)   $  15,403,350        6,546,929       19,828,901
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................     13,674,236       54,122,599       38,805,529       29,907,216
                                                 -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......    116,013,764      172,015,565       59,482,304       70,339,810
  Transfers between funds including
   guaranteed interest account, net ...........    (46,726,687)      14,518,520        1,927,951       31,571,518
  Transfers for contract benefits and
   terminations ...............................    (60,672,317)     (48,837,418)     (11,845,909)      (5,876,789)
  Contract maintenance charges ................     (5,711,889)      (4,342,090)      (2,074,231)      (1,086,297)
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      2,902,871      133,354,577       47,490,115       94,948,242
                                                 -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         37,468           43,506           33,467           50,272
                                                 -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets .............     16,614,575      187,520,682       86,329,111      124,905,730
Net Assets -- Beginning of Period .............    860,775,135      673,254,453      242,580,713      117,674,983
                                                 -------------    -------------    -------------     ------------
Net Assets -- End of Period ...................  $ 877,389,710    $ 860,775,135    $ 328,909,824     $242,580,713
                                                 =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................         18,150           23,466           14,105           15,379
 Units Redeemed ...............................        (12,208)         (11,122)         (10,599)          (7,012)
                                                 -------------    -------------    -------------     ------------
 Net Increase (Decrease) ......................          5,942           12,344            3,506            8,367
                                                 =============    =============    =============     ============

                                                 AXA Premier VIP Large Cap Core
                                                             Equity               AXA Premier VIP Large Cap Growth
                                                --------------------------------- ---------------------------------
                                                      2005             2004             2005             2004
                                                ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) .................   $   (908,805)    $  1,232,583    $  (4,008,139)    $ (3,340,586)
 Net realized gain (loss) on investments ......      8,517,518        5,994,986       13,100,910        5,507,044
 Change in unrealized appreciation
  (depreciation) of investments ...............        (19,935)       2,665,684        7,837,804       11,109,829
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ..................................      7,588,778        9,893,253       16,930,575       13,276,287
                                                  ------------     ------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .......     18,473,491       23,311,992       44,030,257       60,720,555
  Transfers between funds including
   guaranteed interest account, net ...........     (1,945,677)       5,667,087      (25,247,096)      14,965,209
  Transfers for contract benefits and
   terminations ...............................     (7,252,991)      (4,581,575)     (13,063,991)      (9,238,200)
  Contract maintenance charges ................     (1,099,265)        (856,159)      (2,157,868)      (1,640,288)
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions .................      8,175,558       23,541,345        3,561,302       64,807,276
                                                  ------------     ------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 ....         55,407           82,345           43,639           55,663
                                                  ------------     ------------    -------------     ------------
Increase (Decrease) in Net Assets .............     15,819,743       33,516,943       20,535,516       78,139,226
Net Assets -- Beginning of Period .............    135,769,357      102,252,414      275,274,718      197,135,492
                                                  ------------     ------------    -------------     ------------
Net Assets -- End of Period ...................   $151,589,100     $135,769,357    $ 295,810,234     $275,274,718
                                                  ============     ============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued .................................          3,403            4,561            8,910           13,069
 Units Redeemed ...............................         (2,755)          (2,038)          (9,047)          (6,525)
                                                  ------------     ------------    -------------     ------------
 Net Increase (Decrease) ......................            648            2,253             (137)           6,544
                                                  ============     ============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA Premier VIP Large Cap Value   AXA Premier VIP Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,194,357    $  14,453,501    $     570,797    $     420,844
 Net realized gain (loss) on investments .........     22,998,168        9,160,474       60,870,745        9,801,839
 Change in unrealized appreciation
  (depreciation) of investments ..................     (7,177,612)      12,104,794      (37,444,435)      20,914,849
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     22,014,913       35,718,769       23,997,107       31,137,532
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,127,987       73,070,891       47,492,328       74,577,288
  Transfers between funds including
   guaranteed interest account, net ..............     21,156,030       39,223,367      (24,427,342)       7,547,504
  Transfers for contract benefits and
   terminations ..................................    (20,367,781)     (11,056,605)     (16,828,135)     (11,462,810)
  Contract maintenance charges ...................     (2,946,772)      (1,836,940)      (2,760,134)      (2,032,153)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     75,969,464       99,400,713        3,476,717       68,629,829
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,385           55,880           27,149           48,432
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     98,029,762      135,175,362       27,500,973       99,815,793
Net Assets -- Beginning of Period ................    342,252,622      207,077,260      346,611,734      246,795,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 440,282,384    $ 342,252,622    $ 374,112,707    $ 346,611,734
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         14,911           15,309            8,732           15,616
 Units Redeemed ..................................         (8,920)          (6,306)          (9,136)          (8,812)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          5,991            9,003             (404)           6,804
                                                    =============    =============    =============    =============

                                                     AXA Premier VIP Mid Cap Value    AXA Premier VIP Technology (a)
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  20,004,492    $   7,698,635    $  (3,186,172)    $   (806,120)
 Net realized gain (loss) on investments .........     74,955,767       15,646,851        5,421,524        2,886,465
 Change in unrealized appreciation
  (depreciation) of investments ..................    (74,529,545)      16,091,755       18,489,524       13,689,601
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     20,430,714       39,437,241       20,724,876       15,769,946
                                                    -------------    -------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     51,930,384       79,666,269       31,426,116       35,885,538
  Transfers between funds including
   guaranteed interest account, net ..............    (34,910,692)      29,551,735      (13,437,851)     117,668,968
  Transfers for contract benefits and
   terminations ..................................    (17,121,545)     (12,021,413)     (12,011,210)      (6,905,286)
  Contract maintenance charges ...................     (2,814,469)      (1,953,510)      (1,477,727)        (969,510)
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (2,916,322)      95,243,081        4,499,328      145,679,710
                                                    -------------    -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         14,305           36,399           33,535           59,021
                                                    -------------    -------------    -------------     ------------
Increase (Decrease) in Net Assets ................     17,528,697      134,716,721       25,257,739      161,508,677
Net Assets -- Beginning of Period ................    353,192,326      218,475,605      228,760,941       67,252,264
                                                    -------------    -------------    -------------     ------------
Net Assets -- End of Period ......................  $ 370,721,023    $ 353,192,326    $ 254,018,680     $228,760,941
                                                    =============    =============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,414           15,835            8,421           26,000
 Units Redeemed ..................................         (8,891)          (7,157)          (8,616)          (9,085)
                                                    -------------    -------------    -------------     ------------
 Net Increase (Decrease) .........................           (477)           8,678             (195)          16,915
                                                    =============    =============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/Alliance Common Stock          EQ/Alliance Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (6,974,629)    $   (3,685,463)   $  (2,444,406)   $   1,243,577
 Net realized gain (loss) on investments .........       (5,767,868)       (19,524,741)      45,324,732        9,370,148
 Change in unrealized appreciation
  (depreciation) of investments ..................       48,413,896        148,727,751      (14,132,714)      48,376,892
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       35,671,399        125,517,547       28,747,612       58,990,617
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      191,221,311        237,901,843      124,781,945      151,355,992
  Transfers between funds including
   guaranteed interest account, net ..............      (54,925,548)        25,868,760       (4,923,235)      40,509,334
  Transfers for contract benefits and
   terminations ..................................      (84,787,214)       (64,874,200)     (35,256,118)     (23,625,716)
  Contract maintenance charges ...................       (7,058,872)        (4,720,010)      (5,293,945)      (3,597,930)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       44,449,677        194,176,393       79,308,647      164,641,680
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           41,255             76,120           38,610           49,351
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       80,162,331        319,770,060      108,094,869      223,681,648
Net Assets -- Beginning of Period ................    1,197,879,191        878,109,131      651,517,765      427,836,117
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,278,041,522     $1,197,879,191    $ 759,612,634    $ 651,517,765
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           19,404             21,150           14,973           18,100
 Units Redeemed ..................................           (5,466)            (3,430)          (6,749)          (5,612)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           13,938             17,720            8,224           12,488
                                                     ==============     ==============    =============    =============

                                                       EQ/Alliance Intermediate
                                                         Government Securities           EQ/Alliance International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,610,903    $   5,443,983    $   1,251,361    $   2,055,462
 Net realized gain (loss) on investments .........     (2,313,146)      (1,789,176)      16,950,829        8,692,293
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,911,759)      (2,195,726)      47,673,227       39,065,655
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       (614,002)       1,459,081       65,875,417       49,813,410
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     26,437,312       55,889,036      126,871,054       84,893,424
  Transfers between funds including
   guaranteed interest account, net ..............    (18,865,061)     (19,283,175)      47,182,955       18,639,349
  Transfers for contract benefits and
   terminations ..................................    (23,866,305)     (24,038,279)     (22,289,981)     (13,441,034)
  Contract maintenance charges ...................     (2,063,483)      (1,952,085)      (2,927,145)      (1,657,314)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,357,537)      10,615,497      148,836,883       88,434,425
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,304           47,559           30,144           51,608
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (18,936,237)      12,122,137      214,742,444      138,299,443
Net Assets -- Beginning of Period ................    340,358,555      328,236,418      371,494,005      233,194,562
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 321,422,318    $ 340,358,555    $ 586,236,449    $ 371,494,005
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,128           10,961           23,270           17,212
 Units Redeemed ..................................         (6,258)          (8,648)         (12,200)          (9,590)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (130)           2,313           11,070            7,622
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Alliance Large Cap Growth        EQ/Alliance Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,073,503)   $  (4,835,377)   $   8,292,017    $   7,474,068
 Net realized gain (loss) on investments .........    (14,432,807)     (23,216,807)          17,226        1,182,354
 Change in unrealized appreciation
  (depreciation) of investments ..................     64,096,603       49,959,591       (6,500,079)      (2,399,961)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     44,590,293       21,907,407        1,809,164        6,256,461
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,034,801       32,658,973       51,371,797       67,007,398
  Transfers between funds including
   guaranteed interest account, net ..............     14,965,706      (12,036,103)       9,488,300       (1,567,202)
  Transfers for contract benefits and
   terminations ..................................    (25,289,298)     (18,798,982)     (20,686,192)     (17,731,063)
  Contract maintenance charges ...................     (1,690,717)      (1,359,958)      (2,479,695)      (1,964,345)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     16,020,492          463,930       37,694,210       45,744,788
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (36,900)          60,658           43,555           60,303
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     60,573,885       22,431,995       39,546,929       52,061,552
Net Assets -- Beginning of Period ................    350,565,529      328,133,534      310,172,572      258,111,020
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 411,139,414    $ 350,565,529    $ 349,719,501    $ 310,172,572
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,412            9,621            9,836           10,638
 Units Redeemed ..................................        (11,873)         (11,311)          (5,660)          (6,005)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           (461)          (1,690)           4,176            4,633
                                                    =============    =============    =============    =============

                                                                                           EQ/Ariel
                                                     EQ/Alliance Small Cap Growth     Appreciation II(d)
                                                   --------------------------------- -------------------
                                                         2005             2004               2005
                                                   ---------------- ---------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,710,322)   $  (5,048,783)      $    9,927
 Net realized gain (loss) on investments .........     11,267,745        2,910,528            1,413
 Change in unrealized appreciation
  (depreciation) of investments ..................     33,805,069       45,577,615           44,688
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................     39,362,492       43,439,360           56,028
                                                    -------------    -------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,453,222       60,077,310        3,042,502
  Transfers between funds including
   guaranteed interest account, net ..............    (15,514,390)     (15,426,982)       2,241,358
  Transfers for contract benefits and
   terminations ..................................    (26,168,596)     (19,285,304)          (3,659)
  Contract maintenance charges ...................     (2,445,298)      (1,842,288)            (710)
                                                    -------------    -------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,324,938       23,522,736        5,279,490
                                                    -------------    -------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         46,064           57,326        3,006,291
                                                    -------------    -------------       ----------
Increase (Decrease) in Net Assets ................     42,733,494       67,019,422        8,341,809
Net Assets -- Beginning of Period ................    401,230,277      334,210,855               --
                                                    -------------    -------------       ----------
Net Assets -- End of Period ......................  $ 443,963,771    $ 401,230,277       $8,341,809
                                                    =============    =============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,337           10,387              525
 Units Redeemed ..................................         (6,403)          (7,811)             (15)
                                                    -------------    -------------       ----------
 Net Increase (Decrease) .........................            935            2,576              510
                                                    =============    =============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                   EQ/Bear Stearns Small Company
                                                             Growth (b)              EQ/Bernstein Diversified Value
                                                   ------------------------------ -------------------------------------
                                                         2005           2004             2005               2004
                                                   --------------- -------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    700,461     $   (3,165)    $   (3,392,973)    $      456,032
 Net realized gain (loss) on investments .........       298,191         45,936         60,947,621         19,193,659
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,652,741         61,580         (2,991,585)       108,422,137
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     2,651,393        104,351         54,563,063        128,071,828
                                                    ------------     ----------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,371,234      1,046,319        201,158,084        238,618,340
  Transfers between funds including
   guaranteed interest account, net ..............    35,556,920      1,789,945        (10,334,451)        64,694,988
  Transfers for contract benefits and
   terminations ..................................    (1,006,120)          (980)       (75,091,882)       (54,310,692)
  Contract maintenance charges ...................      (133,151)          (799)        (9,164,485)        (6,294,410)
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    66,788,883      2,834,485        106,567,266        242,708,226
                                                    ------------     ----------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        97,623          3,043             24,656             34,389
                                                    ------------     ----------     --------------     --------------
Increase (Decrease) in Net Assets ................    69,537,899      2,941,879        161,154,985        370,814,443
Net Assets -- Beginning of Period ................     2,941,879             --      1,278,737,438        907,922,995
                                                    ------------     ----------     --------------     --------------
Net Assets -- End of Period ......................  $ 72,479,778     $2,941,879     $1,439,892,423     $1,278,737,438
                                                    ============     ==========     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................        11,355            477             26,576             35,171
 Units Redeemed ..................................        (2,733)           (89)           (16,769)           (14,333)
                                                    ------------     ----------     --------------     --------------
 Net Increase (Decrease) .........................         8,622            388              9,807             20,838
                                                    ============     ==========     ==============     ==============


                                                         EQ/Boston Advisors
                                                           Equity Income (b)        EQ/Calvert Socially Responsible
                                                   -------------------------------- -------------------------------
                                                         2005             2004            2005           2004
                                                   ---------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    580,071     $   109,195    $   (541,250)   $  (377,153)
 Net realized gain (loss) on investments .........        752,686           3,136       2,830,547        736,591
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,322,031         175,301         957,226        372,522
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,654,788         287,632       3,246,523        731,960
                                                     ------------     -----------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     62,482,650       3,233,630      10,156,259      8,948,670
  Transfers between funds including
   guaranteed interest account, net ..............     55,305,446      13,425,408       4,457,886      1,154,923
  Transfers for contract benefits and
   terminations ..................................     (3,907,232)        (47,012)     (1,810,108)      (878,555)
  Contract maintenance charges ...................       (370,136)         (3,100)       (266,073)      (170,210)
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,510,728      16,608,927      12,537,964      9,054,828
                                                     ------------     -----------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         42,040         112,508          83,338         94,425
                                                     ------------     -----------    ------------    -----------
Increase (Decrease) in Net Assets ................    118,207,556      17,009,066      15,867,824      9,881,213
Net Assets -- Beginning of Period ................     17,009,066              --      31,915,621     22,034,408
                                                     ------------     -----------    ------------    -----------
Net Assets -- End of Period ......................   $135,216,622     $17,009,066    $ 47,783,445    $31,915,621
                                                     ============     ===========    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,123           3,157           2,272          1,722
 Units Redeemed ..................................         (6,176)           (153)         (1,045)          (822)
                                                     ------------     -----------    ------------    -----------
 Net Increase (Decrease) .........................         19,947           3,004           1,227            900
                                                     ============     ===========    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/Capital Guardian Growth     EQ/Capital Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,018,501)   $  (2,180,260)   $     676,446    $     825,831
 Net realized gain (loss) on investments .........     (6,153,529)      (9,383,756)      17,940,675        2,805,403
 Change in unrealized appreciation
  (depreciation) of investments ..................     19,679,168       20,593,789       76,229,988       51,810,215
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     10,507,138        9,029,773       94,847,109       55,441,449
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     52,920,271       12,980,134      119,900,457      138,317,878
  Transfers between funds including
   guaranteed interest account, net ..............     (1,579,641)     (14,084,594)       1,980,354       46,488,671
  Transfers for contract benefits and
   terminations ..................................    (21,254,496)     (16,817,334)     (28,307,442)     (17,849,918)
  Contract maintenance charges ...................     (1,136,443)      (1,104,693)      (4,045,917)      (2,283,362)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     28,949,691      (19,026,487)      89,527,452      164,673,269
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (81,804)          75,090         (342,221)          55,864
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     39,375,025       (9,921,624)     184,032,340      220,170,582
Net Assets -- Beginning of Period ................    245,121,143      255,042,767      544,384,662      324,214,080
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 284,496,168    $ 245,121,143    $ 728,417,002    $ 544,384,662
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,983            3,322           21,227           26,042
 Units Redeemed ..................................         (5,043)          (4,956)         (14,592)         (10,702)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,940           (1,634)           6,635           15,340
                                                    =============    =============    =============    =============

                                                     EQ/Capital Guardian Research     EQ/Capital Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,031,909)   $  (4,697,184)   $  (7,573,455)   $  (6,243,900)
 Net realized gain (loss) on investments .........     24,784,915       10,271,641       66,375,591        9,599,830
 Change in unrealized appreciation
  (depreciation) of investments ..................     11,921,863       52,195,696      (19,921,225)      53,423,505
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     30,674,869       57,770,153       38,880,911       56,779,435
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     66,436,602      104,101,186      114,274,509      183,183,498
  Transfers between funds including
   guaranteed interest account, net ..............    (36,443,236)       8,096,122      (23,661,771)      40,689,780
  Transfers for contract benefits and
   terminations ..................................    (46,406,021)     (35,170,191)     (44,088,451)     (33,757,471)
  Contract maintenance charges ...................     (3,952,448)      (2,955,742)      (5,962,176)      (4,119,222)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (20,365,103)      74,071,375       40,562,111      185,996,585
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,464           58,784           36,912           53,624
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     10,355,230      131,900,312       79,479,934      242,829,644
Net Assets -- Beginning of Period ................    694,789,312      562,889,000      826,203,941      583,374,297
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 705,144,542    $ 694,789,312    $ 905,683,875    $ 826,203,941
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,220           16,908           17,395           29,318
 Units Redeemed ..................................        (12,207)         (10,173)         (14,139)         (12,140)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,987)           6,735            3,256           17,178
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Caywood-Scholl
                                                    High Yield Bond (c)           EQ/Equity 500 Index
                                                   --------------------- -------------------------------------
                                                            2005                2005               2004
                                                   --------------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $  1,536,428        $   (1,266,777)    $    1,291,994
 Net realized gain (loss) on investments .........           22,687            49,663,059          7,559,886
 Change in unrealized appreciation
  (depreciation) of investments ..................       (1,317,445)           (4,285,559)       104,623,711
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................          241,670            44,110,723        113,475,591
                                                       ------------        --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       21,031,213           179,951,947        249,642,346
  Transfers between funds including
   guaranteed interest account, net ..............       12,280,683           (56,745,087)        19,315,161
  Transfers for contract benefits and
   terminations ..................................         (350,545)          (92,161,190)       (70,651,199)
  Contract maintenance charges ...................          (23,820)           (9,301,790)        (7,100,588)
                                                       ------------        --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       32,937,531            21,743,880        191,205,720
                                                       ------------        --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           56,650                26,462             35,471
                                                       ------------        --------------     --------------
Increase (Decrease) in Net Assets ................       33,235,851            65,881,065        304,716,782
Net Assets -- Beginning of Period ................               --         1,471,293,770      1,166,576,988
                                                       ------------        --------------     --------------
Net Assets -- End of Period ......................     $ 33,235,851        $1,537,174,835     $1,471,293,770
                                                       ============        ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................            3,719                24,730             31,072
 Units Redeemed ..................................             (526)              (16,507)           (13,748)
                                                       ------------        --------------     --------------
 Net Increase (Decrease) .........................            3,195                 8,223             17,324
                                                       ============        ==============     ==============

                                                         EQ/Evergreen
                                                    International Bond (d)         EQ/Evergreen Omega          EQ/FI Mid Cap
                                                   ------------------------ --------------------------------- ----------------
                                                             2005                 2005             2004             2005
                                                   ------------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    (7,035)        $  (1,963,658)    $ (1,175,890)   $  49,333,029
 Net realized gain (loss) on investments .........             1,805             9,030,732        3,590,986       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................          (110,331)           (3,453,673)       5,326,163      (85,356,433)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................          (115,561)            3,613,401        7,741,259       41,983,613
                                                         -----------         -------------     ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........         4,153,462            23,670,333       50,260,568      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............         2,302,187           (14,468,855)      11,867,844       (7,222,052)
  Transfers for contract benefits and
   terminations ..................................           (33,837)           (6,557,979)      (4,791,530)     (37,406,647)
  Contract maintenance charges ...................              (684)           (1,108,590)        (670,057)      (5,621,680)
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................         6,421,128             1,534,909       56,666,825       84,608,568
                                                         -----------         -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         5,006,114              (855,864)          41,462          (45,092)
                                                         -----------         -------------     ------------    -------------
Increase (Decrease) in Net Assets ................        11,311,681             4,292,446       64,449,546      126,547,089
Net Assets -- Beginning of Period ................                --           143,614,468       79,164,922      741,336,364
                                                         -----------         -------------     ------------    -------------
Net Assets -- End of Period ......................       $11,311,681         $ 147,906,914     $143,614,468    $ 867,883,453
                                                         ===========         =============     ============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................               780                 3,766            9,740           21,608
 Units Redeemed ..................................              (121)               (4,119)          (3,939)         (15,501)
                                                         -----------         -------------     ------------    -------------
 Net Increase (Decrease) .........................               659                  (353)           5,801            6,106
                                                         ===========         =============     ============    =============

                                                    EQ/FI Mid Cap
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,678,034
 Net realized gain (loss) on investments .........     37,281,726
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,346,933
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     90,306,693
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    161,942,654
  Transfers between funds including
   guaranteed interest account, net ..............     33,945,189
  Transfers for contract benefits and
   terminations ..................................    (24,646,753)
  Contract maintenance charges ...................     (3,658,146)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    167,582,944
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         40,937
                                                    -------------
Increase (Decrease) in Net Assets ................    257,930,574
Net Assets -- Beginning of Period ................    483,405,790
                                                    -------------
Net Assets -- End of Period ......................  $ 741,336,364
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         27,029
 Units Redeemed ..................................        (11,973)
                                                    -------------
 Net Increase (Decrease) .........................         15,056
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/GAMCO Mergers
                                                          EQ/FI Mid Cap Value         and Acquisitions (c)
                                                   --------------------------------- ----------------------
                                                         2005             2004                2005
                                                   ---------------- ---------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,414,621    $   6,530,413        $   339,474
 Net realized gain (loss) on investments .........     70,297,063       41,907,930             85,032
 Change in unrealized appreciation
  (depreciation) of investments ..................    (25,159,259)      37,064,059           (204,505)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................     70,552,425       85,502,402            220,001
                                                    -------------    -------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    126,285,709      122,517,718         12,886,403
  Transfers between funds including
   guaranteed interest account, net ..............     29,738,482       27,676,075         11,399,463
  Transfers for contract benefits and
   terminations ..................................    (37,827,726)     (25,152,089)          (251,280)
  Contract maintenance charges ...................     (5,094,975)      (3,249,526)           (30,955)
                                                    -------------    -------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    113,101,490      121,792,178         24,003,631
                                                    -------------    -------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         33,725           50,159             48,294
                                                    -------------    -------------        -----------
Increase (Decrease) in Net Assets ................    183,687,640      207,344,739         24,271,926
Net Assets -- Beginning of Period ................    649,000,735      441,655,996                 --
                                                    -------------    -------------        -----------
Net Assets -- End of Period ......................  $ 832,688,375    $ 649,000,735        $24,271,926
                                                    =============    =============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         19,958           19,456              2,575
 Units Redeemed ..................................        (11,240)          (9,069)              (268)
                                                    -------------    -------------        -----------
 Net Increase (Decrease) .........................          8,718           10,387              2,307
                                                    =============    =============        ===========

                                                                                                                   EQ/Janus Large
                                                   EQ/GAMCO Small Company Value (b)  EQ/International Growth (c)     Cap Growth
                                                   -------------------------------- ----------------------------- ----------------
                                                         2005             2004                   2005                   2005
                                                   ---------------- --------------- ----------------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (373,752)    $    (3,826)           $    47,522           $  (3,039,101)
 Net realized gain (loss) on investments .........      8,592,448         293,855                115,195               2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     (4,895,218)        278,469                809,860              12,878,013
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  operations .....................................      3,323,478         568,498                972,577              12,541,508
                                                     ------------     -----------            -----------           -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,825,071       4,802,357             10,813,199              29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............     43,986,193      12,553,512              4,307,418               5,413,585
  Transfers for contract benefits and
   terminations ..................................     (3,255,039)        (39,354)               (71,543)            (12,730,324)
  Contract maintenance charges ...................       (346,414)         (3,123)                (4,734)             (1,347,087)
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    108,209,811      17,313,392             15,044,340              21,028,256
                                                     ------------     -----------            -----------           -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         56,782          12,971                 36,666                  11,086
                                                     ------------     -----------            -----------           -------------
Increase (Decrease) in Net Assets ................    111,590,071      17,894,861             16,053,583              33,580,850
Net Assets -- Beginning of Period ................     17,894,861              --                     --             194,883,644
                                                     ------------     -----------            -----------           -------------
Net Assets -- End of Period ......................   $129,484,932     $17,894,861            $16,053,583           $ 228,464,494
                                                     ============     ===========            ===========           =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          6,969             842                  1,944                   7,554
 Units Redeemed ..................................         (2,155)            (45)                  (550)                 (6,428)
                                                     ------------     -----------            -----------           -------------
 Net Increase (Decrease) .........................          4,814             797                  1,394                   1,126
                                                     ============     ===========            ===========           =============

                                                    EQ/Janus Large
                                                      Cap Growth
                                                   ----------------
                                                         2004
                                                   ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,058,980)
 Net realized gain (loss) on investments .........     (2,177,565)
 Change in unrealized appreciation
  (depreciation) of investments ..................     22,307,352
                                                    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,070,807
                                                    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     30,347,677
  Transfers between funds including
   guaranteed interest account, net ..............        656,687
  Transfers for contract benefits and
   terminations ..................................    (10,026,646)
  Contract maintenance charges ...................       (950,415)
                                                    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     20,027,303
                                                    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         48,834
                                                    -------------
Increase (Decrease) in Net Assets ................     38,146,944
Net Assets -- Beginning of Period ................    156,736,700
                                                    -------------
Net Assets -- End of Period ......................  $ 194,883,644
                                                    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          7,912
 Units Redeemed ..................................         (6,278)
                                                    -------------
 Net Increase (Decrease) .........................          1,634
                                                    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan Core Bond          EQ/JPMorgan Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2005               2004              2005             2004
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   24,067,391     $   27,468,022    $     409,324    $    (609,119)
 Net realized gain (loss) on investments .........        2,334,160          6,022,066        6,392,598          846,840
 Change in unrealized appreciation
  (depreciation) of investments ..................      (17,960,654)        (7,850,327)       4,422,921       42,080,496
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................        8,440,897         25,639,761       11,224,843       42,318,217
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      171,533,722        171,439,660       20,377,175       27,947,101
  Transfers between funds including
   guaranteed interest account, net ..............       35,271,455        (21,011,758)     (14,340,611)      (3,513,613)
  Transfers for contract benefits and
   terminations ..................................      (82,455,484)       (70,175,152)     (46,035,901)     (37,326,732)
  Contract maintenance charges ...................       (6,554,118)        (5,070,136)      (2,257,434)      (1,991,717)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      117,795,575         75,182,614      (42,256,771)     (14,884,961)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           28,602             42,215           41,441           56,866
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................      126,265,074        100,864,590      (30,990,487)      27,490,122
Net Assets -- Beginning of Period ................    1,064,504,834        963,640,244      499,641,078      472,150,956
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,190,769,908     $1,064,504,834    $ 468,650,591    $ 499,641,078
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           31,536             30,368            4,461            6,040
 Units Redeemed ..................................          (18,812)           (21,703)          (7,537)          (7,143)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................           12,724              8,665           (3,076)          (1,103)
                                                     ==============     ==============    =============    =============

                                                                                        EQ/Legg Mason       EQ/Long
                                                       EQ/Lazard Small Cap Value      Value Equity (c)   Term Bond (c)
                                                   --------------------------------- ------------------ --------------
                                                         2005             2004              2005             2005
                                                   ---------------- ---------------- ------------------ --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  25,603,394    $  31,526,551      $   (21,881)     $   566,054
 Net realized gain (loss) on investments .........     70,202,197       50,470,873           24,118          140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................    (68,521,361)      19,683,165          123,666         (801,967)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................     27,284,230      101,680,589          125,903          (95,630)
                                                    -------------    -------------      -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,990,080      161,666,555       13,628,698       23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............    (40,488,215)      33,478,508       12,630,609       19,976,804
  Transfers for contract benefits and
   terminations ..................................    (47,408,480)     (31,083,398)         (19,065)        (726,694)
  Contract maintenance charges ...................     (5,615,858)      (3,697,279)          (6,054)         (41,316)
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     35,477,527      160,364,386       26,234,188       43,051,138
                                                    -------------    -------------      -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         36,312           51,197        3,014,410          100,875
                                                    -------------    -------------      -----------      -----------
Increase (Decrease) in Net Assets ................     62,798,069      262,096,172       29,374,501       43,056,383
Net Assets -- Beginning of Period ................    812,281,342      550,185,170               --               --
                                                    -------------    -------------      -----------      -----------
Net Assets -- End of Period ......................  $ 875,079,411    $ 812,281,342      $29,374,501      $43,056,383
                                                    =============    =============      ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,613           23,682            2,535            5,247
 Units Redeemed ..................................        (13,280)         (10,177)             (71)            (948)
                                                    -------------    -------------      -----------      -----------
 Net Increase (Decrease) .........................          4,333           13,505            2,464            4,300
                                                    =============    =============      ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                    Growth and Income (c)   Large Cap Core (c)   Mid Cap Value (c)
                                                   ----------------------- -------------------- -------------------
                                                             2005                  2005                 2005
                                                   ----------------------- -------------------- -------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       $    47,469           $   (17,517)        $    190,909
 Net realized gain (loss) on investments .........            32,954                49,831              157,833
 Change in unrealized appreciation
  (depreciation) of investments ..................           985,547               603,584            2,885,519
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  operations .....................................         1,065,970               635,898            3,234,261
                                                         -----------           -----------         ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........        21,609,834            13,498,807           53,890,406
  Transfers between funds including
   guaranteed interest account, net ..............        10,402,378             7,764,764           46,438,571
  Transfers for contract benefits and
   terminations ..................................          (305,584)             (329,478)          (1,227,656)
  Contract maintenance charges ...................           (18,169)              (11,095)            (112,826)
                                                         -----------           -----------         ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................        31,688,459            20,922,998           98,988,495
                                                         -----------           -----------         ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         3,045,111             3,052,839            3,057,351
                                                         -----------           -----------         ------------
Increase (Decrease) in Net Assets ................        35,799,540            24,611,735          105,280,107
Net Assets -- Beginning of Period ................                --                    --                   --
                                                         -----------           -----------         ------------
Net Assets -- End of Period ......................       $35,799,540           $24,611,735         $105,280,107
                                                         ===========           ===========         ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             3,296                 2,304                9,874
 Units Redeemed ..................................              (223)                 (281)                (732)
                                                         -----------           -----------         ------------
 Net Increase (Decrease) .........................             3,072                 2,022                9,142
                                                         ===========           ===========         ============

                                                             EQ/Marsico Focus             EQ/Mercury Basic Value Equity
                                                   ------------------------------------ ---------------------------------
                                                          2005               2004             2005             2004
                                                   ------------------ ----------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (14,954,933)    $ (10,777,877)   $    (317,506)   $   5,527,966
 Net realized gain (loss) on investments .........       52,936,392        10,889,884       48,976,075       27,500,618
 Change in unrealized appreciation
  (depreciation) of investments ..................       66,818,972        77,330,467      (37,549,430)      21,435,828
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      104,800,431        77,442,474       11,109,139       54,464,412
                                                     --------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      230,954,152       217,917,411       91,849,053      159,516,216
  Transfers between funds including
   guaranteed interest account, net ..............       68,011,811        25,088,217      (38,104,586)      50,618,863
  Transfers for contract benefits and
   terminations ..................................      (45,237,575)      (30,056,608)     (38,364,843)     (26,561,862)
  Contract maintenance charges ...................       (8,048,831)       (5,313,326)      (4,964,864)      (3,406,789)
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      245,679,557       207,635,694       10,414,760      180,166,428
                                                     --------------     -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           25,479            32,507           28,858           40,764
                                                     --------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      350,505,467       285,110,675       21,552,757      234,671,604
Net Assets -- Beginning of Period ................      931,151,562       646,040,887      701,558,727      466,887,123
                                                     --------------     -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,281,657,029     $ 931,151,562    $ 723,111,484    $ 701,558,727
                                                     ==============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           34,883            32,471           13,183           21,295
 Units Redeemed ..................................          (13,700)          (13,406)          (9,777)          (6,642)
                                                     --------------     -------------    -------------    -------------
 Net Increase (Decrease) .........................           21,184            19,065            3,406           14,653
                                                     ==============     =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Mercury International Value   EQ/MFS Emerging Growth Companies
                                                   --------------------------------- ---------------------------------
                                                         2005             2004             2005             2004
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   2,753,391    $   1,252,660    $  (3,744,013)   $  (3,699,564)
 Net realized gain (loss) on investments .........     14,769,364        1,169,719       (4,789,449)     (11,266,283)
 Change in unrealized appreciation
  (depreciation) of investments ..................     44,908,546       85,644,793       27,036,649       41,670,003
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     62,431,301       88,067,172       18,503,187       26,704,156
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,739,380       66,967,243       19,559,264       22,699,771
  Transfers between funds including
   guaranteed interest account, net ..............     44,408,567       21,112,702      (14,298,930)     (11,788,505)
  Transfers for contract benefits and
   terminations ..................................    (41,226,493)     (32,650,729)     (21,983,788)     (16,238,505)
  Contract maintenance charges ...................     (3,546,807)      (2,218,766)      (1,170,328)        (974,756)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    135,374,647       53,210,450      (17,893,782)      (6,301,995)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (233,617)          71,657           42,092           60,283
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    197,572,331      141,349,279          651,497       20,462,444
Net Assets -- Beginning of Period ................    557,588,437      416,239,158      272,793,975      252,331,531
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 755,160,768    $ 557,588,437    $ 273,445,472    $ 272,793,975
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         22,405           12,913            3,324            4,504
 Units Redeemed ..................................        (12,127)          (8,408)          (4,513)          (4,858)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         10,278            4,505           (1,189)            (354)
                                                    =============    =============    =============    =============

                                                        EQ/MFS Investors Trust                 EQ/Money Market
                                                   --------------------------------- -----------------------------------
                                                         2005             2004              2005              2004
                                                   ---------------- ---------------- ----------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (2,821,288)   $  (2,441,989)   $     5,491,979   $    (4,104,232)
 Net realized gain (loss) on investments .........        888,350       (3,548,954)          (973,816)       (1,016,291)
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,942,254       32,243,648          1,166,842         1,176,803
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  operations .....................................     16,009,316       26,252,705          5,685,005        (3,943,720)
                                                    -------------    -------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     16,442,591       28,305,231        244,501,743       326,363,306
  Transfers between funds including
   guaranteed interest account, net ..............    (10,063,956)      (7,241,165)       (69,984,911)     (303,851,718)
  Transfers for contract benefits and
   terminations ..................................    (22,246,902)     (17,571,504)      (168,885,055)     (130,065,474)
  Contract maintenance charges ...................     (1,473,168)      (1,208,799)        (2,290,735)       (1,959,180)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (17,341,435)       2,283,763          3,341,042      (109,513,066)
                                                    -------------    -------------    ---------------   ---------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (124,599)          37,052             54,365            45,033
                                                    -------------    -------------    ---------------   ---------------
Increase (Decrease) in Net Assets ................     (1,456,718)      28,573,520          9,080,412      (113,411,753)
Net Assets -- Beginning of Period ................    295,653,343      267,079,823        474,528,092       587,939,845
                                                    -------------    -------------    ---------------   ---------------
Net Assets -- End of Period ......................  $ 294,196,625    $ 295,653,343    $   483,608,504   $   474,528,092
                                                    =============    =============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,591            6,276             65,735            64,429
 Units Redeemed ..................................         (5,935)          (6,580)           (63,774)          (64,225)
                                                    -------------    -------------    ---------------   ---------------
 Net Increase (Decrease) .........................         (2,344)            (304)             1,961               204
                                                    =============    =============    ===============   ===============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/Montag & Caldwell Growth        EQ/PIMCO
                                                                (b)                Real Return (c)
                                                   ------------------------------ -----------------
                                                         2005           2004             2005
                                                   --------------- -------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  (105,778)    $     (705)    $  2,319,613
 Net realized gain (loss) on investments .........       110,268          2,240           75,181
 Change in unrealized appreciation
  (depreciation) of investments ..................       522,308         43,847       (3,155,014)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  operations .....................................       526,798         45,382         (760,220)
                                                     -----------     ----------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    13,082,314      1,057,585       83,463,710
  Transfers between funds including
   guaranteed interest account, net ..............     6,367,405        893,794       70,716,674
  Transfers for contract benefits and
   terminations ..................................      (458,668)          (220)      (1,552,939)
  Contract maintenance charges ...................       (36,919)        (1,160)        (150,100)
                                                     -----------     ----------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    18,954,132      1,949,999      152,477,345
                                                     -----------     ----------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        72,217        102,702           42,492
                                                     -----------     ----------     ------------
Increase (Decrease) in Net Assets ................    19,553,147      2,098,084      151,759,617
Net Assets -- Beginning of Period ................     2,098,084             --               --
                                                     -----------     ----------     ------------
Net Assets -- End of Period ......................   $21,651,231     $2,098,084     $151,759,617
                                                     ===========     ==========     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         5,404            470           17,115
 Units Redeemed ..................................        (1,162)           (19)          (1,831)
                                                     -----------     ----------     ------------
 Net Increase (Decrease) .........................         4,242            451           15,284
                                                     ===========     ==========     ============

                                                         EQ/Short                                         EQ/TCW Equity
                                                    Duration Bond (c)       EQ/Small Company Index             (b)
                                                   ------------------- --------------------------------- ---------------
                                                           2005              2005             2004             2005
                                                   ------------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $    96,553      $    (923,245)   $   3,075,874     $  (357,236)
 Net realized gain (loss) on investments .........          (9,795)        33,941,282       22,777,857         237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................        (107,926)       (22,917,641)      18,752,177       2,723,776
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................         (21,168)        10,100,396       44,605,908       2,603,595
                                                       -----------      -------------    -------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       8,290,639         52,972,655       73,075,568      27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      10,613,166        (21,776,339)       1,686,586      13,140,519
  Transfers for contract benefits and
   terminations ..................................        (401,133)       (18,523,939)     (13,499,828)       (708,969)
  Contract maintenance charges ...................         (16,868)        (2,361,215)      (1,726,493)        (79,254)
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      18,485,804         10,311,162       59,535,833      39,969,215
                                                       -----------      -------------    -------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         106,801           (428,292)          54,780          94,294
                                                       -----------      -------------    -------------     -----------
Increase (Decrease) in Net Assets ................      18,571,437         19,983,266      104,196,521      42,667,104
Net Assets -- Beginning of Period ................              --        344,451,423      240,254,902       4,452,726
                                                       -----------      -------------    -------------     -----------
Net Assets -- End of Period ......................     $18,571,437      $ 364,434,689    $ 344,451,423     $47,119,830
                                                       ===========      =============    =============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           2,571              8,836           14,932           3,195
 Units Redeemed ..................................            (719)            (7,623)          (9,659)           (718)
                                                       -----------      -------------    -------------     -----------
 Net Increase (Decrease) .........................           1,852              1,213            5,273           2,477
                                                       ===========      =============    =============     ===========

                                                   EQ/TCW Equity
                                                         (b)
                                                   --------------
                                                        2004
                                                   --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (4,456)
 Net realized gain (loss) on investments .........        8,343
 Change in unrealized appreciation
  (depreciation) of investments ..................       74,904
                                                     ----------
 Net increase (decrease) in net assets from
  operations .....................................       78,791
                                                     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,146,039
  Transfers between funds including
   guaranteed interest account, net ..............    2,234,849
  Transfers for contract benefits and
   terminations ..................................       (8,772)
  Contract maintenance charges ...................       (2,493)
                                                     ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    4,369,623
                                                     ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        4,312
                                                     ----------
Increase (Decrease) in Net Assets ................    4,452,726
Net Assets -- Beginning of Period ................           --
                                                     ----------
Net Assets -- End of Period ......................   $4,452,726
                                                     ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          302
 Units Redeemed ..................................          (37)
                                                     ----------
 Net Increase (Decrease) .........................          265
                                                     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/Van Kampen
                                                    EQ/UBS Growth and Income (b)    Comstock (c)
                                                   ------------------------------ ---------------
                                                         2005           2004            2005
                                                   --------------- -------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (34,944)    $   13,322    $    307,757
 Net realized gain (loss) on investments .........       341,428          1,907          60,165
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,666,855         49,197       2,466,481
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     1,973,339         64,426       2,834,403
                                                     -----------     ----------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    21,945,597      1,015,141      58,774,226
  Transfers between funds including
   guaranteed interest account, net ..............     9,945,523      1,227,736      36,377,047
  Transfers for contract benefits and
   terminations ..................................      (474,349)        (1,581)     (1,583,847)
  Contract maintenance charges ...................       (52,302)          (216)        (73,129)
                                                     -----------     ----------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    31,364,469      2,241,080      93,494,297
                                                     -----------     ----------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        82,372          2,879       3,050,037
                                                     -----------     ----------    ------------
Increase (Decrease) in Net Assets ................    33,420,180      2,308,385      99,378,737
Net Assets -- Beginning of Period ................     2,308,385             --              --
                                                     -----------     ----------    ------------
Net Assets -- End of Period ......................   $35,728,565     $2,308,385    $ 99,378,737
                                                     ===========     ==========    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,828            489          10,172
 Units Redeemed ..................................        (1,809)           (40)           (941)
                                                     -----------     ----------    ------------
 Net Increase (Decrease) .........................         6,019            449           9,231
                                                     ===========     ==========    ============

                                                                                                          EQ/Wells Fargo
                                                    EQ/Van Kampen Emerging Markets       EQ/Van Kampen    Montgomery Small
                                                                Equity                Mid Cap Growth (c)      Cap (b)
                                                   --------------------------------- -------------------- ---------------
                                                         2005             2004               2005               2005
                                                   ---------------- ---------------- -------------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,203,101)    $ (1,446,158)      $  (131,680)       $   613,828
 Net realized gain (loss) on investments .........     49,997,347       16,356,042           176,749             96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................     74,025,267       31,991,412         2,533,305            (71,053)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  operations .....................................    120,819,513       46,901,296         2,578,374            639,144
                                                    -------------     ------------       -----------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    128,159,383       69,533,375        19,337,327          5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     86,508,372       26,633,625        18,386,725          3,674,540
  Transfers for contract benefits and
   terminations ..................................    (23,045,477)      (9,754,773)         (394,097)          (160,077)
  Contract maintenance charges ...................     (2,567,744)      (1,063,322)          (36,114)            (9,829)
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    189,054,534       85,348,905        37,293,841          8,532,808
                                                    -------------     ------------       -----------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         35,972           39,848         3,052,788             39,129
                                                    -------------     ------------       -----------        -----------
Increase (Decrease) in Net Assets ................    309,910,019      132,290,049        42,925,003          9,211,081
Net Assets -- Beginning of Period ................    296,490,955      164,200,906                --          3,712,344
                                                    -------------     ------------       -----------        -----------
Net Assets -- End of Period ......................  $ 606,400,974     $296,490,955       $42,925,003        $12,923,425
                                                    =============     ============       ===========        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         29,968           24,627             3,588              1,069
 Units Redeemed ..................................        (17,357)         (17,093)             (423)              (311)
                                                    -------------     ------------       -----------        -----------
 Net Increase (Decrease) .........................         12,611            7,534             3,164                758
                                                    =============     ============       ===========        ===========


                                                   EQ/Wells Fargo
                                                   Montgomery Small
                                                       Cap (b)
                                                        2004
                                                   -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $      (253)
 Net realized gain (loss) on investments .........           --
 Change in unrealized appreciation
  (depreciation) of investments ..................      440,822
                                                    -----------
 Net increase (decrease) in net assets from
  operations .....................................      440,569
                                                    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      228,280
  Transfers between funds including
   guaranteed interest account, net ..............       43,871
  Transfers for contract benefits and
   terminations ..................................         (629)
  Contract maintenance charges ...................           --
                                                    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      271,522
                                                    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......    3,000,253
                                                    -----------
Increase (Decrease) in Net Assets ................    3,712,344
Net Assets -- Beginning of Period ................           --
                                                    -----------
Net Assets -- End of Period ......................    3,712,344
                                                    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           24
 Units Redeemed ..................................           --
                                                    -----------
 Net Increase (Decrease) .........................           24
                                                    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Laudus Rosenberg VIT Value
                                                             Long/Short Equity               U.S. Real Estate -- Class II
                                                     ----------------------------------   ----------------------------------
                                                           2005               2004              2005               2004
                                                     ----------------   ---------------   ----------------   ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $ (1,252,806)      $  (265,783)      $  4,480,194      $     58,829
 Net realized gain (loss) on investments .........        1,673,750            41,986         10,109,825           828,025
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,486,860           473,309         15,478,770        17,793,045
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  operations .....................................        2,907,804           249,512         30,068,789        18,679,899
                                                       ------------       -----------       ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........       34,363,843        22,179,837        100,186,178        60,356,043
  Transfers between funds including
   guaranteed interest account, net ..............       50,605,016        16,991,875         16,494,066        52,637,007
  Transfers for contract benefits and
   terminations ..................................       (3,589,310)         (533,757)        (7,450,900)       (1,609,240)
  Contract maintenance charges ...................         (677,694)          (74,438)        (1,354,803)         (149,898)
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       80,701,855        38,563,517        107,874,541       111,233,912
                                                       ------------       -----------       ------------      ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......           37,469            63,954             25,706            58,578
                                                       ------------       -----------       ------------      ------------
Increase (Decrease) in Net Assets ................       83,647,128        38,876,983        137,969,036       129,972,389
Net Assets -- Beginning of Period ................       39,844,509           967,526        132,033,274         2,060,885
                                                       ------------       -----------       ------------      ------------
Net Assets -- End of Period ......................     $123,491,637       $39,844,509       $270,002,310      $132,033,274
                                                       ============       ===========       ============      ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           11,893             4,923             13,674            11,275
 Units Redeemed ..................................           (4,444)           (1,150)            (6,669)           (2,041)
                                                       ------------       -----------       ------------      ------------
 Net Increase (Decrease) .........................            7,449             3,773              7,005             9,234
                                                       ============       ===========       ============      ============

-------

(a) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (see Note 5).

(b)   Commenced operations on October 25, 2004.

(c)   Commenced operations on May 9, 2005.

(d)   Commenced operations on October 17, 2005.

The accompanying notes are an integral part of these financial statements.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2005

1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 68 variable investment options: o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Mid Cap Growth(1)
o AXA Premier VIP Mid Cap Value(2)
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Large Cap Growth(3)
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Ariel Appreciation II
o EQ/Bear Stearns Small Company Growth(4)
o EQ/Bernstein Diversified Value
o EQ/Boston Advisors Equity Income(5)
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian International
o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Caywood-Scholl High Yield Bond
o EQ/Equity 500 Index o EQ/Evergreen International Bond
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Mid Cap Value(6)
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value(7)
o EQ/International Growth
o EQ/Janus Large Cap Growth
o EQ/JPMorgan Core Bond(8)
o EQ/JPMorgan Value Opportunities(9)
o EQ/Lazard Small Cap Value
o EQ/Legg Mason Value Equity
o EQ/Long Term Bond
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Lord Abbett Mid Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Montag & Caldwell Growth(10)
o EQ/PIMCO Real Return
o EQ/Short Duration Bond
o EQ/Small Company Index
o EQ/TCW Equity(11)
o EQ/UBS Growth and Income(12)
o EQ/Van Kampen Comstock
o EQ/Van Kampen Emerging Markets Equity(13)
o EQ/Van Kampen Mid Cap Growth
o EQ/Wells Fargo Montgomery Small Cap
o Laudus Rosenberg VIT Value Long/Short Equity
o U.S. Real Estate -- Class II

----------------------

(1)   Formerly known as AXA Premier VIP Small/Mid Cap Growth.

(2)   Formerly known as AXA Premier VIP Small/Mid Cap Value.

(3)   Formerly known as EQ/Alliance Premier Growth.

(4)   Formerly known as EQ/Enterprise Small Company Growth.

(5)   Formerly known as EQ/Enterprise Equity Income.

(6)   Formerly known as EQ/FI Small/Mid Cap Value.

(7)   Formerly known as EQ/Enterprise Small Company Value.

(8)   Formerly known as J.P. Morgan Core Bond.

(9)   Formerly known as JP Morgan Value Opportunities.

(10)  Formerly known as EQ/Enterprise Growth.

(11)  Formerly known as EQ/Enterprise Equity.

(12)  Formerly known as EQ/Enterprise Growth and Income.

(13)  Formerly known as EQ/Emerging Markets Equity.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

2. Significant Accounting Policies (Concluded)

Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                     Purchases        Sales
                                                 ---------------- -------------
AXA Aggressive Allocation ....................      354,582,413     29,429,791
AXA Conservative Allocation ..................      197,575,917     97,339,434
AXA Conservative Plus Allocation .............      307,798,509     52,836,206
AXA Moderate Allocation ......................    1,274,339,704    153,318,689
AXA Moderate Plus Allocation .................    1,861,284,384     64,809,186
AXA Premier VIP Aggressive Equity ............       24,876,799     26,592,366
AXA Premier VIP Core Bond ....................      146,977,605    114,077,933
AXA Premier VIP Health Care ..................       80,984,997     35,094,400
AXA Premier VIP High Yield ...................      235,795,581    178,719,961
AXA Premier VIP International Equity .........      161,672,476     96,186,008
AXA Premier VIP Large Cap Core Equity ........       34,943,095     24,861,512
AXA Premier VIP Large Cap Growth .............       64,790,150     65,193,347
AXA Premier VIP Large Cap Value ..............      158,920,746     67,177,038
AXA Premier VIP Small/Mid Cap Growth .........      112,331,815     65,597,891
AXA Premier VIP Small/Mid Cap Value ..........      147,622,932     75,739,683
AXA Premier VIP Technology ...................       63,372,425     62,025,733
EQ/Alliance Common Stock .....................      217,349,632    179,818,540
EQ/Alliance Growth & Income ..................      183,795,380     84,186,038
EQ/Alliance Intermediate Government Sec. .....       65,547,801     77,259,133
EQ/Alliance International ....................      249,456,053     99,337,666
EQ/Alliance Large Cap Growth .................       71,676,926     60,766,836
EQ/Alliance Quality Bond .....................       98,113,209     52,083,427
EQ/Alliance Small Cap Growth .................       67,553,657     69,892,967
EQ/Ariel Appreciation II .....................        8,331,876         36,169
EQ/Bear Stearns Small Company Growth .........       82,649,489     15,062,522
EQ/Bernstein Diversified Value ...............      275,735,738    143,634,356
EQ/Boston Advisors Equity Income .............      134,559,331     20,426,492
EQ/Calvert Socially Responsible ..............       21,584,878      7,935,832
EQ/Capital Guardian Growth ...................       68,374,278     42,524,893
EQ/Capital Guardian International ............      197,496,229    106,822,772
EQ/Capital Guardian Research .................       84,712,759    111,064,307
EQ/Capital Guardian U.S. Equity ..............      185,708,404    108,514,083
EQ/Caywood-Scholl High Yield Bond ............       37,397,308      2,866,699
EQ/Equity 500 Index ..........................      289,125,837    240,960,215
EQ/Evergreen International Bond ..............       12,431,646      1,022,058
EQ/Evergreen Omega ...........................       31,535,299     28,488,695
EQ/FI Mid Cap ................................      289,545,362    104,979,866
EQ/FI Small/Mid Cap Value ....................      276,245,485     87,866,431
EQ/GAMCO Mergers and Acquisitions ............       25,993,899      1,548,199
EQ/GAMCO Small Company Value .................      146,168,046     30,394,236
EQ/International Growth ......................       20,269,620      5,141,092
EQ/Janus Large Cap Growth ....................       50,176,510     32,176,267
EQ/JPMorgan Core Bond ........................      287,298,262    145,406,693
EQ/JPMorgan Value Opportunities ..............       42,872,909     84,678,915
EQ/Lazard Small Cap Value ....................      237,385,348    136,108,760

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

3. Purchases and Sales of Investments (Concluded)

                                                       Purchases        Sales
                                                     ------------- --------------
EQ/Legg Mason Value Equity .......................     29,507,014       326,564
EQ/Long Term Bond ................................     50,439,422     6,445,963
EQ/Lord Abbett Growth and Income .................     35,632,728       851,690
EQ/Lord Abbett Large Cap Core ....................     26,162,804     2,204,484
EQ/Lord Abbett Mid Cap Value .....................    104,948,947     2,712,192
EQ/Marsico Focus .................................    348,497,781    88,605,537
EQ/Mercury Basic Value Equity ....................    152,620,042   112,447,184
EQ/Mercury International Value ...................    266,189,167   128,294,746
EQ/MFS Emerging Growth Companies .................     28,948,186    50,543,888
EQ/MFS Investors Trust ...........................     28,483,431    48,770,753
EQ/Money Market ..................................    659,990,871   651,104,075
EQ/Montag & Caldwell Growth ......................     23,022,603     4,102,032
EQ/PIMCO Real Return .............................    162,042,438     7,110,395
EQ/Short Duration Bond ...........................     24,918,637     6,280,068
EQ/Small Company Index ...........................     99,789,065    74,558,445
EQ/TCW Equity ....................................     47,659,199     7,952,926
EQ/UBS Growth and Income .........................     38,440,495     7,028,596
EQ/Van Kampen Comstock ...........................    100,238,539     3,386,448
EQ/Van Kampen emerging Markets Equity ............    332,461,252   127,750,256
EQ/Van Kampen Mid Cap Growth .....................     43,325,888     3,110,941
EQ/Wells Fargo Montgomery Small Cap ..............     11,963,543     2,776,453
Laudus Rosenberg VIT Value Long/Short Equity .....    112,152,184    32,665,667
U.S. Real Estate .................................    162,376,476    49,996,035

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

4. Expenses and Related Party Transactions (Concluded)

AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

5. Substitutions/Reorganizations

Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 May 14, 2004               Removed Portfolio    Surviving Portfolio
--------------------------------------------------------------------------------
                            EQ/Technology        AXA Premier VIP Technology
--------------------------------------------------------------------------------
Shares -- Class B                28,176,343               13,857,622
Value -- Class B               $114,734,274             $114,734,274
Net Assets before merger       $114,734,274             $ 76,531,898
Net Assets after merger                  --             $191,266,172
--------------------------------------------------------------------------------

6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:

---------------------------------------------------------------------------------------------------------------------
                                                               Asset-based                      Current     Maximum
                                             Mortality and   Administration  Distribution     Aggregate    Aggregate
                                             Expense Risks       Charge         Charge          Charge       Charge
---------------------------------------------------------------------------------------------------------------------
Accumulator Advisor ..........................   0.50%           --               --             0.50%       0.50%
Accumulator Express ..........................   0.70%           0.25%            --             0.95%       0.95%
Accumulator and Rollover IRA issued before
  May 1, 1997 ................................   0.90%           0.30%            --             1.20%       1.20%
Accumulator issued after April 1, 2002 .......   0.75%           0.25%            0.20%          1.20%       1.20%
Accumulator issued after
  September 15, 2003 .........................   0.75%           0.30%            0.20%          1.25%       1.25%
Retirement Income for Life ...................   0.75%           0.30%            0.20%          1.25%       1.25%
Accumulator issued after May 1, 1997 .........   1.10%           0.25%            --             1.35%       1.35%
Accumulator Plus .............................   0.90%           0.25%            0.25%          1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .........................   0.90%           0.35%            0.25%          1.50%       1.50%
Accumulator issued after March 1, 2000 .......   1.10%           0.25%            0.20%          1.55%       1.55%
Accumulator Elite, Plus, Select ..............   1.10%           0.25%            0.25%          1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .........................   1.10%           0.30%            0.25%          1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .........................   1.10%           0.25%            0.35%          1.70%       1.70%
Accumulator Elite II .........................   1.10%           0.25%            0.45%          1.80%       1.80%

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Continued)

                                               Asset-based                      Current      Maximum
                               Mortality and  Administration   Distribution    Aggregate    Aggregate
                               Expense Risks     Charge           Charge         Charge      Charge
                               -------------  --------------   -------------   ---------    ---------
Accumulator Select II .........   1.10%           0.35%            0.45%          1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                               When charge
Charges                                        is deducted
------------------------------------- ----------------------------
Charges for state premium and other   At time of transaction
applicable taxes
Charge for Trust expenses             Daily
Annual Administrative charge          Annually on each
                                      contract date anniversary.
Variable Immediate Annuity payout     At time of transaction
option administrative fee
Withdrawal charge                     At time of transaction
BaseBuilder benefit charge            Annually on each
                                      contract date anniversary.
Protection Plus                       Annually on each
                                      contract date anniversary.

Charges                                                    Amount deducted                          How deducted
------------------------------------- -------------------------------------------------------- ----------------------
Charges for state premium and other   Varies by state                                          Applied to an annuity
applicable taxes                                                                               payout option
Charge for Trust expenses             Varies by portfolio                                      Unit value
Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser       Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30            account value
Variable Immediate Annuity payout     $350 annuity administrative fee                          Unit liquidation from
option administrative fee                                                                      account value
Withdrawal charge                     Low - During the first seven contract years              Unit liquidation from
                                      following a contribution, a 7% charge is deducted        account value
                                      in the first contract year from amounts withdrawn
                                      that exceed 10% of the account value. It declines
                                      1% each year to 1% in the seventh contract year.
                                      HIgh - During the first eight contract years
                                      following a contribution, a charge is deducted from
                                      amounts withdrawn that exceed 10% of the
                                      account value. The charge is 8% in the first two
                                      contract years following a contribution; the charge
                                      is 7% in the third and fourth contract years
                                      following a contribution; thereafter it declines by
                                      1% each year in the fifth to eighth contract year
BaseBuilder benefit charge               0.30%                                                 Unit liquidation from
                                                                                               account value
Protection Plus                       Low - 0.20%                                              Unit liquidation from
                                                                                               account value
                                      High - 0.35%.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

6. Contractowner Charges (Concluded)

                                                 When charge
Charges                                          is deducted
--------------------------------------- ----------------------------
Guaranteed minimum death benefit
options:
  Annual ratchet to age 85              Annually on each
                                        contract date anniversary.

  Greater of 5% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

  6% rollup to age 85                   Annually on each
                                        contract date anniversary.

  Greater of 6% rollup to age 85 or     Annually on each
  annual ratchet to age 85              contract date anniversary.

Guaranteed Minimum Income Benefit       Annually on each
                                        contract date anniversary.

Guaranteed Principal Benefit charge     Annually on first 10
                                        contract date
                                        anniversaries

Guaranteed Withdrawal Benefit           Annually on each
                                        contract date anniversary

Net Loan Interest charge for Rollover   Netted against loan
                                        repayment

Retirement Income for Life Benefit      Annually on contract date
charge                                  anniversary

Charges                                                     Amount deducted                         How deducted
--------------------------------------- ------------------------------------------------------ ----------------------
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85              Low - 0.20% of the Annual ratchet to age 85            Unit liquidation from
                                        benefit base                                           account value

                                        High - 0.30% of the Annual ratchet to age 85
                                        benefit base

  Greater of 5% rollup to age 85 or     0.60% of the greater of 5% roll-up to age 85 or        Unit liquidation from
  annual ratchet to age 85              annual ratchet to age 85 benefit base                  account value

  6% rollup to age 85                   Low - 0.35% of the 6% roll-up to age 85 benefit        Unit liquidation from
                                        base                                                   account value

                                        High - 0.45% of the 6% roll-up to age 85 benefit
                                        base

  Greater of 6% rollup to age 85 or     Low - 0.45% of the 6% roll-up to age 85 benefit        Unit liquidation from
  annual ratchet to age 85              base or the Annual ratchet to age 85 benefit base,     account value
                                        as applicable

                                        High - 0.60% of the 6% roll-up to age 85 benefit
                                        base or the Annual ratchet to age 85 benefit base,
                                        as applicable

Guaranteed Minimum Income Benefit       Low - 0.45%                                            Unit liquidation from
                                                                                               account value
                                        High - 0.65%

Guaranteed Principal Benefit charge     0.50%                                                  Unit liquidation from
                                                                                               account value

Guaranteed Withdrawal Benefit           Low - 5% Withdrawal Option is 0.35%                    Unit liquidation from
                                        7% Withdrawal Option is 0.50%                          account value

                                        High - Optional Stepup Charge
                                        5% Withdrawal Option is 0.60%
                                        7% Withdrawal Option is 0.80%

Net Loan Interest charge for Rollover   2.00%                                                  Unit liquidation from
                                                                                               account value

Retirement Income for Life Benefit      0.65% of the income base for single life or 0.80%      Unit liquidation from
charge                                  of the income base for a joint life.                   account value

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values

  Shown below is accumulation unit value information for
   units outstanding throughout the periods indicated.
AXA Aggressive Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         7.44% Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Conservative-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges
  2003   Lowest contract charge 1.25% Class B (l)
         Highest contract charge 1.70% Class B (l)
         All contract charges
AXA Moderate Allocation (a)
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2004   Lowest contract charge 0.50% Class B (e)
         Highest contract charge 1.90% Class B (c)
         All contract charges
  2003   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2002   Lowest contract charges 0.50% Class B (e)
         Highest contract charges 1.90% Class B (c)
         All contract charges
  2001   Lowest contract charges 0.95% Class B
         Highest contract charges 1.90% Class B (c)
         All contract charges
AXA Moderate-Plus Allocation
-----------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (i)
         Highest contract charge 1.90% Class B (i)
         All contract charges

                                   Years Ended December 31,
         -----------------------------------------------------------------------------
                        Units Outstanding   Net Assets     Investment        Total
          Units value        (000's)          (000's)    Income ratio**    Return***
         ------------- ------------------- ------------ ---------------- -------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.50               --                --           --            7.52%
            $ 11.22               --                --           --            6.01%
                 --           46,362        $  572,360         5.10%             --
  2004      $ 10.70               --                --           --
            $ 10.56               --                --           --            6.11%
                 --           19,656        $  227,194         2.66%             --
  2003      $ 10.68               --                --           --            6.80%
            $ 10.66               --                --           --            6.62%
                 --              625        $    6,664         1.20%             --
AXA Conservative Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.57               --                --           --            1.93%
            $ 10.29               --                --           --            0.50%
                 --           18,040        $  194,239         4.26%             --
  2004      $ 10.37               --                --           --            3.74%
            $ 10.24               --                --           --            2.46%
                 --            9,001        $   95,767         5.09%
  2003      $ 10.32               --                --           --            3.76%
            $ 10.30               --                --           --            3.00%
                 --              483        $    4,989         3.76%             --
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 10.76               --                --           --            2.73%
            $ 10.48               --                --           --            1.29%
                 --           40,493        $  451,307         5.02%             --
  2004      $ 10.47               --                --           --            4.93%
            $ 10.34               --                --           --            3.63%
                 --           18,199        $  198,701         4.69%             --
  2003      $ 10.42               --                --           --            4.83%
            $ 10.41               --                --           --            4.10%
                 --              821        $    8,552         4.83%             --
AXA Moderate Allocation (a)
---------------------------------------------------------------------------------------
  2005
            $ 54.27               --                --           --            4.27%
            $ 40.92               --                --           --            2.81%
                 --          188,833        $2,886,531         2.93%             --
  2004      $ 52.05                                                            8.18%
            $ 39.80               --                --           --            6.66%
                 --           94,832        $1,705,138         3.65%             --
  2003      $ 48.11               --                --           --           18.54%
            $ 37.31               --                --           --           16.86%
                 --           18,997        $  653,817         3.59%             --
  2002      $ 40.59               --                --           --          (11.86)%
            $ 31.93               --                --           --          (14.37)%
                 --            3,929        $  137,208         2.19%             --
  2001      $ 43.48               --                --           --          ( 5.55)%
            $ 37.29               --                --           --            5.14%
                 --              507        $   20,337         3.88%             --
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------
  2005
            $ 11.37               --                --           --            6.14%
            $ 11.07               --                --           --            4.65%
                 --          231,245        $2,819,241         5.28%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Moderate-Plus Allocation (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (i)        $ 10.71
         Highest contract charge 1.90% Class B (i)       $ 10.58
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.68
         Highest contract charge 1.70% Class B (l)       $ 10.66
         All contract charges                                 --
AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 68.25
         Highest contract charge 1.90% Class B (c)       $ 51.46
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 63.39
         Highest contract charge 1.90% Class B (c)       $ 48.47
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 56.83
         Highest contract charges 1.90% Class B (c)      $ 44.08
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 41.54
         Highest contract charges 1.90% Class B (c)      $ 32.67
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 58.69
         Highest contract charges 1.90% Class B (c)      $ 46.83
         All contract charges                                 --
AXA Premier VIP Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.63
         Highest contract charge 1.90% Class B (d)       $ 10.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.49
         Highest contract charge 1.90% Class B (d)       $ 11.01
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 11.11
         Highest contract charge 1.90% Class B (d)       $ 10.80
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $ 10.76
         Highest contract charge 1.90% Class B (d)       $ 10.61
         All contract charges                                 --
AXA Premier VIP Health Care
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 12.06
         Highest contract charge 1.90% Class B (d)       $ 11.39
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 11.33
         Highest contract charge 1.90% Class B (d)       $ 10.86
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.16
         Highest contract charge 1.90% Class B (d)       $  9.87
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.97
         Highest contract charge 1.90% Class B (d)       $  7.85
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Moderate-Plus Allocation (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            7.46%
                    --               --            --            6.13%
                82,739         $955,400          4.14%             --
  2003              --               --            --            6.80%
                    --               --            --            6.60%
                 2,415         $ 25,768          2.70%             --
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            7.66%
                    --               --            --            6.15%
                 3,925         $127,148            --              --
  2004              --               --            --           11.54%
                    --               --            --            9.97%
                 3,203         $119,925            --              --
  2003              --               --            --           36.82%
                    --               --            --           34.92%
                 2,180         $101,344            --              --
  2002              --               --            --          (29.22)%
                    --               --            --          (30.23)%
                 1,711         $ 60,793          0.01%             --
  2001              --               --            --          (25.55)%
                    --               --            --           13.23%
                 1,907         $ 96,588          0.28%             --
AXA Premier VIP Core Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            1.20%
                    --               --            --          ( 0.18)%
                57,425         $631,231          3.47%             --
  2004                                                           3.37%
                    --               --            --            1.91%
                55,151         $609,072          3.80%             --
  2003              --               --            --            3.26%
                    --               --            --            1.79%
                47,365         $516,125          3.67%             --
  2002              --               --            --            5.39%
                19,201         $204,776          5.63%           4.02%
AXA Premier VIP Health Care
-------------------------------------------------------------------------
  2005
                    --               --            --            6.43%
                    --               --            --            4.93%
                20,668         $246,216          5.48%             --
  2004              --               --            --           11.57%
                    --               --            --           10.00%
                17,556         $196,381          7.19%             --
  2003              --               --            --           27.47%
                    --               --            --           25.73%
                11,382         $113,739          1.55%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.63)%
                 3,195         $ 25,215            --              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP High Yield
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 35.26
         Highest contract charge 1.90% Class B (c)       $ 26.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 34.38
         Highest contract charge 1.90% Class B (c)       $ 26.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 31.80
         Highest contract charges 1.90% Class B (c)      $ 24.99
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 26.08
         Highest contract charges 1.90% Class B (c)      $ 20.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 27.00
         Highest contract charges 1.90% Class B (c)      $ 21.83
         All contract charges                                 --
AXA Premier International Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 14.18
         Highest contract charge 1.90% Class B (d)       $ 13.40
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $ 12.35
         Highest contract charge 1.90% Class B (d)       $ 11.83
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $ 10.52
         Highest contract charge 1.90% Class B (d)       $ 10.23
         All contract charges                                 --
  2002   Unit Value 0.50% to 1.90%*                           --
         Lowest contract charge 0.50% Class B (d)        $  7.87
         Highest contract charge 1.90% Class B (d)       $  7.76
         All contract charges                                 --
AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 11.39
         Highest contract charge 1.90% Class B (d)       $ 10.76
         All contract charges
  2004   Lowest contract charge 0.50% Class B (d)        $ 10.72
         Highest contract charge 1.90% Class B (d)       $ 10.28
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)        $  9.83
         Highest contract charge 1.90% Class B (d)       $  9.55
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)        $  7.71
         Highest contract charge 1.90% Class B (d)       $  7.60
         All contract charges                                 --
AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)        $ 10.10
         Highest contract charge 1.90% Class B (d)       $  9.54
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)        $  9.44
         Highest contract charge 1.90% Class B (d)       $  9.05
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
AXA Premier VIP High Yield
------------------------------------------------------------------------
  2005
                    --               --            --           2.55%
                    --               --            --           1.11%
                43,908         $877,332          7.68%            --
  2004              --               --            --           8.13%
                    --               --            --           6.61%
                37,966         $860,727          6.76%            --
  2003              --               --            --          21.93%
                    --               --            --          20.21%
                25,622         $673,178          7.02%            --
  2002              --               --            --         ( 3.41)%
                    --               --            --         ( 4.76)%
                10,205         $228,627         10.07%            --
  2001              --               --            --           0.19%
                    --               --            --           5.85%
                 8,008         $187,477         10.30%            --
AXA Premier International Equity
------------------------------------------------------------------------
  2005
                    --               --            --          14.87%
                    --               --            --          13.25%
                23,219         $328,766          7.88%            --
  2004              --               --            --          17.32%
                    --               --            --          15.67%
                19,713         $242,452          3.67%            --
  2003              --               --            --          33.67%
                    --               --            --          31.83%
                11,346         $117,579          0.85%            --
  2002              --               --            --             --
                    --               --            --         (18.61)%
                    --               --            --         (19.75)%
                 3,212         $ 25,053            --             --
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.20%
                    --               --            --           4.71%
                13,468         $151,342          2.74%            --
  2004              --               --            --           9.13%
                    --               --            --           7.59%
                12,820         $135,571          4.92%            --
  2003              --               --            --          27.46%
                    --               --            --          25.66%
                10,567         $102,131          0.19%            --
  2002              --               --            --         (22.59)%
                    --               --            --         (23.69)%
                 3,689         $ 28,181          0.49%            --
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --           6.95%
                    --               --            --           5.45%
                28,903         $295,667            --             --
  2004              --               --            --           6.13%
                    --               --            --           4.64%
                29,040         $275,157            --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                      Years Ended
                                                     December 31,
                                                     -------------
                                                      Units value
                                                     -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------
  2003   Lowest contract charge 0.50% Class B (d)      $  8.90
         Highest contract charge 1.90% Class B (d)     $  8.65
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.84
         Highest contract charge 1.90% Class B (d)     $  6.75
         All contract charges                               --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.62
         Highest contract charge 1.90% Class B (d)     $ 11.93
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.84
         Highest contract charge 1.90% Class B (d)     $ 11.35
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.98
         Highest contract charge 1.90% Class B (d)     $  7.86
         All contract charges                               --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.46
         Highest contract charge 1.90% Class B (d)     $  9.88
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $  9.70
         Highest contract charge 1.90% Class B (d)     $  9.30
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $  8.72
         Highest contract charge 1.90% Class B (d)     $  8.48
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  6.25
         Highest contract charge 1.90% Class B (d)     $  6.16
         All contract charges                               --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 12.73
         Highest contract charge 1.90% Class B (d)     $ 12.03
         All contract charges                               --
  2004   Lowest contract charge 0.50% Class B (d)      $ 11.92
         Highest contract charge 1.90% Class B (d)     $ 11.42
         All contract charges                               --
  2003   Lowest contract charge 0.50% Class B (d)      $ 10.40
         Highest contract charge 1.90% Class B (d)     $ 10.11
         All contract charges                               --
  2002   Lowest contract charge 0.50% Class B (d)      $  7.43
         Highest contract charge 1.90% Class B (d)     $  7.33
         All contract charges                               --

AXA Premier VIP Technology (j)
-------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)      $ 10.36
         Highest contract charge 1.90% Class B (d)     $  9.79
         All contract charges                               --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Large Cap Growth (Continued)
-------------------------------------------------------------------------
  2003              --               --            --           30.12%
                    --               --            --           28.15%
                22,496         $197,050            --              --
  2002              --               --            --          (30.13)%
                    --               --            --          (30.98)%
                 7,258         $ 49,222            --              --
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.56%
                    --               --            --            5.07%
                35,233         $440,121          5.45%             --
  2004              --               --            --           13.85%
                    --               --            --           12.25%
                29,242         $342,105          7.90%             --
  2003              --               --            --           30.32%
                    --               --            --           28.63%
                20,239         $206,969          2.87%             --
  2002              --               --            --          (18.82)%
                    --               --            --          (20.04)%
                 6,974         $ 55,122          1.00%             --
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            7.84%
                    --               --            --            6.33%
                35,078         $374,043         13.74%             --
  2004              --               --            --           11.17%
                    --               --            --            9.61%
                35,482         $346,528          1.80%             --
  2003              --               --            --           39.52%
                    --               --            --           37.67%
                28,678         $246,717          2.16%             --
  2002              --               --            --          (36.61)%
                    --               --            --          (37.46)%
                 8,322         $ 51,568            --              --
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            6.81%
                    --               --            --            5.31%
                29,548         $370,654         22.18%             --
  2004              --               --            --           14.61%
                    --               --            --           13.00%
                30,025         $353,096          6.32%             --
  2003              --               --            --           39.95%
                    --               --            --           37.90%
                21,347         $218,393          0.94%             --
  2002              --               --            --          (23.64)%
                    --               --            --          (24.59)%
                 6,540         $ 48,169            --              --
AXA Premier VIP Technology (j)
-------------------------------------------------------------------------
  2005
                    --               --            --           10.71%
                    --               --            --            9.16%
                24,317         $253,676            --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
AXA Premier VIP Technology (j) (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (d)       $   9.36
         Highest contract charge 1.90% Class B (d)      $   8.97
         All contract charges                                 --
  2003   Lowest contract charge 0.50% Class B (d)       $   8.96
         Highest contract charge 1.90% Class B (d)      $   8.71
         All contract charges                                 --
  2002   Lowest contract charge 0.50% Class B (d)       $   5.71
         Highest contract charge 1.90% Class B (d)      $   5.63
         All contract charges                                 --
EQ/Alliance Common Stock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 316.20
         Highest contract charge 1.90% Class B (c)      $ 206.99
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B           $ 304.68
         Highest contract charge 1.90% Class B (c)      $ 202.28
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B          $ 268.33
         Highest contract charges 1.90% Class B (c)     $ 180.69
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B          $ 180.32
         Highest contract charges 1.90% Class B (c)     $ 123.15
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B          $ 271.84
         Highest contract charges 1.90% Class B (c)     $ 188.32
         All contract charges                                 --
EQ/Alliance Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  32.70
         Highest contract charge 1.90% Class B (d)      $  27.49
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  31.15
         Highest contract charge 1.90% Class B (d)      $  26.56
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  27.85
         Highest contract charges 1.90% Class B (d)     $  24.09
         All contract charges                                 --
         Lowest contract charges 0.50% Class B (d)      $  21.46
  2002   Highest contract charges 1.90% Class B (d)     $  18.83
         All contract charges                                 --
EQ/Alliance Intermediate Government Securities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (d)       $  21.14
         Highest contract charge 1.90% Class B (d)      $  17.15
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (d)       $  20.98
         Highest contract charge 1.90% Class B (d)      $  17.27
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (d)      $  20.69
         Highest contract charges 1.90% Class B (d)     $  17.27
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (d)      $  20.36
         Highest contract charges 1.90% Class B (d)     $  17.23
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
AXA Premier VIP Technology (j) (Continued)
-------------------------------------------------------------------------
  2004              --                --           --            4.46%
                    --                --           --            2.99%
                24,512        $  228,436         0.93%             --
  2003              --                --           --           56.90%
                    --                --           --           54.71%
                 7,597        $   67,141         4.79%             --
  2002              --                --           --          (44.02)%
                    --                --           --          (44.75)%
                 2,311        $   13,072           --              --
EQ/Alliance Common Stock
-------------------------------------------------------------------------
  2005
                    --                --           --            3.78%
                    --                --           --            2.33%
                36,983        $1,277,968         0.84%             --
  2004              --                --           --           13.55%
                    --                --           --           11.95%
                23,045        $1,197,777         1.05%
  2003              --                --           --           48.81%
                    --                --           --           46.72%
                 5,325        $  877,988         1.30%             --
  2002              --                --           --          (33.67)%
                    --                --           --          (34.61)%
                 3,226        $  453,046         0.05%             --
  2001              --                --           --          (11.19)%
                    --                --           --            9.33%
                 3,478        $  743,618         2.15%             --
EQ/Alliance Growth and Income
-------------------------------------------------------------------------
  2005
                    --                --           --            4.98%
                    --                --           --            3.50%
                37,992        $  759,475         4.29%             --
  2004              --                --           --           11.83%
                    --                --           --           10.26%
                29,768        $  651,421         1.62%             --
  2003              --                --           --           29.80%
                    --                --           --           27.93%
                17,280        $  427,793         1.61%             --
                    --                --           --          (20.16)%
  2002              --                --           --          (21.21)%
                 5,280        $  104,247         2.86%             --
EQ/Alliance Intermediate Government Securities
-------------------------------------------------------------------------
  2005
                    --                --           --            0.73%
                    --                --           --          ( 0.68)%
                20,170        $  320,909         3.41%             --
  2004              --                --           --            1.43%
                    --                --           --            0.00%
                20,300        $  340,096         3.03%             --
  2003              --                --           --            1.61%
                    --                --           --            0.22%
                17,987        $  328,020         4.53%             --
  2002              --                --           --            8.41%
                    --                --           --            7.22%
                10,061        $  183,406        10.01%             --

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance International (n)(o)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.58
         Highest contract charge 1.90% Class B (d)       $ 14.24
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.45
         Highest contract charge 1.90% Class B (d)       $ 12.59
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.29
         Highest contract charges 1.90% Class B (d)      $ 10.86
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.14
         Highest contract charges 1.90% Class B (d)      $  8.19
         All contract charges                                 --
EQ/Alliance Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  7.55
         Highest contract charge 1.90% Class B (c)       $  6.86
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.60
         Highest contract charge 1.90% Class B (c)       $  6.09
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  6.12
         Highest contract charges 1.90% Class B (c)      $  5.73
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.99
         Highest contract charges 1.90% Class B (c)      $  4.74
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  7.29
         Highest contract charges 1.90% Class B (c)      $  7.02
         All contract charges                                 --
EQ/Alliance Quality Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 17.77
         Highest contract charge 1.90% Class B (c)       $ 14.94
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.51
         Highest contract charge 1.90% Class B (c)       $ 14.93
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 16.96
         Highest contract charges 1.90% Class B (c)      $ 14.67
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 16.46
         Highest contract charges 1.90% Class B (c)      $ 14.44
         All contract charges                                 --
EQ/Alliance Small Cap Growth (g)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.20
         Highest contract charge 1.90% Class B (c)       $ 16.10
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 16.41
         Highest contract charge 1.90% Class B (c)       $ 14.72
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Alliance International (n)(o)
------------------------------------------------------------------------
  2005
                    --               --            --          14.72%
                    --               --            --          13.11%
                39,214         $585,935            --             --
  2004              --               --            --          17.58%
                    --               --            --          15.93%
                28,144         $371,190          2.10%            --
  2003              --               --            --          34.47%
                    --               --            --          32.60%
                20,522         $232,935          2.53%            --
  2002              --               --            --         ( 9.33)%
                    --               --            --         (10.49)%
                 3,406         $ 29,069            --             --
EQ/Alliance Large Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          14.36%
                    --               --            --          12.75%
                53,599         $409,334            --             --
  2004              --               --            --           7.84%
                    --               --            --           6.32%
                54,060         $349,068            --             --
  2003              --               --            --          22.65%
                    --               --            --          20.89%
                55,750         $326,649            --             --
  2002              --               --            --         (31.55)%
                    --               --            --         (32.48)%
                48,237         $232,039            --             --
  2001              --               --            --         (24.30)%
                    --               --            --           4.83%
                49,585         $347,643          0.01%            --
EQ/Alliance Quality Bond
------------------------------------------------------------------------
  2005
                    --               --            --           1.49%
                    --               --            --           0.07%
                25,641         $349,668          3.92%            --
  2004              --               --            --           3.23%
                    --               --            --           1.78%
                21,465         $310,126          4.32%            --
  2003              --               --            --           3.03%
                    --               --            --           1.59%
                16,832         $258,083          3.60%            --
  2002              --               --            --           5.92%
                    --               --            --           4.49%
                 5,930         $ 89,679          7.92%            --
EQ/Alliance Small Cap Growth (g)
------------------------------------------------------------------------
  2005
                    --               --            --          10.95%
                    --               --            --           9.40%
                28,133         $443,581            --             --
  2004              --               --            --          13.41%
                    --               --            --          11.82%
                27,198         $400,895            --             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Alliance Small Cap Growth (g) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 14.47
         Highest contract charges 1.90% Class B (c)      $ 13.16
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.32
         Highest contract charges 1.90% Class B (c)      $  9.52
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.86
         Highest contract charges 1.90% Class B (c)      $ 13.91
         All contract charges                                 --
EQ/Ariel Appreciation II
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.38
         Highest contract charge 1.90% Class B (q)       $ 10.35
         All contract charges                                 --
EQ/Bear Stearns Small Company Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  8.59
         Highest contract charge 1.90% Class B (k)       $  7.77
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  8.04
         Highest contract charge 1.90% Class B (k)       $  7.37
         All contract charges                                 --
EQ/Bernstein Diversified Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 16.05
         Highest contract charge 1.90% Class B (c)       $ 14.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 15.30
         Highest contract charge 1.90% Class B (c)       $ 13.86
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 13.56
         Highest contract charges 1.90% Class B (c)      $ 12.45
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.58
         Highest contract charges 1.90% Class B (c)      $  9.86
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.31
         Highest contract charges 1.90% Class B (c)      $ 11.64
         All contract charges                                 --
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $  6.30
         Highest contract charge 1.90% Class B (k)       $  5.69
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $  5.96
         Highest contract charge 1.90% Class B (k)       $  5.47
         All contract charges                                 --
EQ/Calvert Socially Responsible
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $  9.20
         Highest contract charge 1.90% Class B (c)       $  8.40
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (g) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           40.21%
                    --                --           --           38.25%
                24,622        $  333,931           --              --
  2002              --                --           --          (30.55)%
                    --                --           --          (31.56)%
                16,457        $  160,910           --              --
  2001              --                --           --          (13.70)%
                    --                --           --           14.37%
                14,714        $  209,134         1.04%             --
EQ/Ariel Appreciation II
-------------------------------------------------------------------------
  2005
                    --                --           --            3.83%
                    --                --           --            3.49%
                   510        $    5,276         1.00%             --
EQ/Bear Stearns Small Company Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.95%
                    --                --           --            5.45%
                 9,010        $   72,375         3.58%             --
  2004              --                --           --           14.09%
                    --                --           --           13.79%
                   388        $    2,939           --              --
EQ/Bernstein Diversified Value
-------------------------------------------------------------------------
  2005
                    --                --           --            4.91%
                    --                --           --            3.44%
               101,618        $1,439,640         3.31%             --
  2004              --                --           --           12.88%
                    --                --           --           11.29%
                91,811        $1,278,595         2.22%             --
  2003              --                --           --           28.17%
                    --                --           --           26.28%
                70,973        $  907,823         1.69%             --
  2002              --                --           --          (14.05)%
                    --                --           --          (15.29)%
                36,996        $  373,343         1.59%             --
  2001              --                --           --            2.50%
                    --                --           --            7.18%
                21,630        $  256,192         1.05%             --
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------
  2005
                    --                --           --            5.62%
                    --                --           --            4.14%
                22,950        $  135,055         2.19%             --
  2004              --                --           --            9.05%
                    --                --           --            8.76%
                 3,003        $   16,894         3.71%             --
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------
  2005
                    --                --           --            8.20%
                    --                --           --            6.68%
                 4,883        $   47,467         4.10%             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Calvert Socially Responsible (Continued)
--------------------------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (b)       $  8.50
         Highest contract charge 1.90% Class B (c)      $  7.88
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B (b)      $  8.25
         Highest contract charges 1.90% Class B (c)     $  7.75
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B (b)      $  6.48
         Highest contract charges 1.90% Class B (c)     $  6.18
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B (b)      $  8.85
         Highest contract charges 1.90% Class B (c)     $  8.56
         All contract charges                                --
EQ/Capital Guardian Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.33
         Highest contract charge 1.90% Class B (c)      $ 11.79
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 12.75
         Highest contract charge 1.90% Class B (c)      $ 11.44
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 12.14
         Highest contract charges 1.90% Class B (c)     $ 11.05
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.84
         Highest contract charges 1.90% Class B (c)     $  9.08
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 13.43
         Highest contract charges 1.90% Class B (c)     $ 12.57
         All contract charges                                --
EQ/Capital Guardian International
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 13.07
         Highest contract charge 1.90% Class B (c)      $ 11.89
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.22
         Highest contract charge 1.90% Class B (c)      $ 10.35
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  9.92
         Highest contract charges 1.90% Class B (c)     $  9.29
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.52
         Highest contract charges 1.90% Class B (c)     $  7.14
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.90
         Highest contract charges 1.90% Class B (c)     $  8.57
         All contract charges                                --
EQ/Capital Guardian Research (h)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.52
         Highest contract charge 1.90% Class B (c)      $ 11.40
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.87
         Highest contract charge 1.90% Class B (c)      $ 10.95
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------------------------------------
  2004              --               --            --            3.07%
                    --               --            --            1.62%
                 3,656         $ 31,705            --              --
  2003              --               --            --           27.31%
                    --               --            --           25.41%
                 2,756         $ 21,924            --              --
  2002              --               --            --          (26.78)%
                    --               --            --          (27.80)%
                   731         $  4,578            --              --
  2001              --               --            --            2.89%
                    --               --            --            7.16%
                    38         $    328            --              --
EQ/Capital Guardian Growth
-------------------------------------------------------------------------
  2005
                    --               --            --            4.58%
                    --               --            --            3.12%
                23,591         $283,809          0.21%             --
  2004              --               --            --            5.01%
                    --               --            --            3.53%
                20,651         $244,375            --              --
  2003              --               --            --           23.38%
                    --               --            --           21.70%
                22,285         $254,404          0.13%             --
  2002              --               --            --          (26.73)%
                    --               --            --          (27.76)%
                20,819         $194,509          0.10%             --
  2001              --               --            --          (24.85)%
                    --               --            --            6.97%
                23,007         $295,990            --              --
EQ/Capital Guardian International
-------------------------------------------------------------------------
  2005
                    --               --            --           16.51%
                    --               --            --           14.91%
                56,000         $728,289          1.67%             --
  2004              --               --            --           13.04%
                    --               --            --           11.45%
                49,365         $543,898          1.64%             --
  2003              --               --            --           31.91%
                    --               --            --           30.11%
                34,025         $323,809          1.54%             --
  2002              --               --            --          (15.51)%
                    --               --            --          (16.69)%
                15,843         $114,882          1.42%             --
  2001              --               --            --          (21.24)%
                    --               --            --            7.25%
                11,548         $ 99,965          1.77%             --
EQ/Capital Guardian Research (h)
-------------------------------------------------------------------------
  2005
                    --               --            --            5.53%
                    --               --            --            4.05%
                59,370         $704,554          0.56%             --
  2004              --               --            --           10.35%
                    --               --            --            8.80%
                61,357         $694,282          0.67%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Capital Guardian Research (h) (Continued)
--------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B           $ 10.76
         Highest contract charges 1.90% Class B (c)      $ 10.07
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  8.22
         Highest contract charges 1.90% Class B (c)      $  7.80
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.97
         Highest contract charges 1.90% Class B (c)      $ 10.56
         All contract charges                                 --
EQ/Capital Guardian U.S. Equity (f)
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 12.28
         Highest contract charge 1.90% Class B (c)       $ 11.33
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.65
         Highest contract charge 1.90% Class B (c)       $ 10.75
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 10.71
         Highest contract charges 1.90% Class B (c)      $ 10.02
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.89
         Highest contract charges 1.90% Class B (c)      $  7.49
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 10.39
         Highest contract charges 1.90% Class B (c)      $ 10.00
         All contract charges                                 --
EQ/Caywood-Scholl High Yield Bond Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.46
         Highest contract charge 1.90% Class B (p)       $ 10.36
         All contract charges                                 --
EQ/Equity 500 Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 29.22
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 28.13
         Highest contract charge 1.90% Class B (c)       $ 24.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 25.65
         Highest contract charges 1.90% Class B (c)      $ 22.31
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 20.16
         Highest contract charges 1.90% Class B (c)      $ 17.79
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 26.11
         Highest contract charges 1.90% Class B (c)      $ 23.37
         All contract charges                                 --
EQ/Evergreen International Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $  9.77
         Highest contract charge 1.90% Class B (q)       $  9.74
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Capital Guardian Research (h) (Continued)
-------------------------------------------------------------------------
  2003              --                --           --           30.90%
                    --                --           --           29.10%
                54,622        $  562,488         0.48%             --
  2002              --                --           --          (25.07)%
                    --                --           --          (26.14)%
                40,818        $  324,026         0.43%             --
  2001              --                --           --          ( 2.49)%
                    --                --           --           11.48%
                 7,485        $   79,895         0.22%             --
EQ/Capital Guardian U.S. Equity (f)
-------------------------------------------------------------------------
  2005
                    --                --           --            5.43%
                    --                --           --            5.38%
                77,247        $  905,335         5.74%             --
  2004              --                --           --            8.78%
                    --                --           --            7.25%
                73,991        $  825,881         0.53%             --
  2003              --                --           --           35.74%
                    --                --           --           33.78%
                56,813        $  583,096         0.39%             --
  2002              --                --           --          (24.06)%
                    --                --           --          (25.10)%
                24,868        $  189,328         0.42%             --
  2001              --                --           --          ( 2.53)%
                    --                --           --           12.51%
                16,170        $  163,523         0.32%             --
EQ/Caywood-Scholl High Yield Bond Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            4.56%
                    --                --           --            3.58%
                 3,193        $   33,180        15.00%             --
EQ/Equity 500 Index
-------------------------------------------------------------------------
  2005
                    --                --           --            3.88%
                    --                --           --            2.42%
                76,052        $1,537,157         3.21%             --
  2004              --                --           --            9.68%
                    --                --           --            8.14%
                67,829        $1,471,224         1.53%             --
  2003              --                --           --           27.21%
                    --                --           --           25.40%
                50,505        $1,166,468         1.51%             --
  2002              --                --           --          (22.79)%
                    --                --           --          (23.88)%
                30,324        $  561,948         1.04%             --
  2001              --                --           --          (12.62)%
                    --                --           --            7.81%
                24,226        $  586,435         0.85%             --
EQ/Evergreen International Bond
-------------------------------------------------------------------------
  2005
                    --                --           --          ( 2.31)%
                    --                --           --          ( 2.63)%
                   659        $    6,422           --              --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Evergreen Omega
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $  9.07
         Highest contract charge 1.90% Class B (c)      $  8.21
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $  8.77
         Highest contract charge 1.90% Class B (c)      $  8.05
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $  8.23
         Highest contract charges 1.90% Class B (c)     $  7.67
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  5.99
         Highest contract charges 1.90% Class B (c)     $  5.66
         All contract charges                                --
  2001   Lowest contract charges 0.95% Class B          $  7.81
         Highest contract charges 1.90% Class B (c)     $  7.59
         All contract charges                                --
EQ/FI Mid Cap
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 12.23
         Highest contract charge 1.90% Class B (c)      $ 11.35
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 11.56
         Highest contract charge 1.90% Class B (c)      $ 10.87
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 10.01
         Highest contract charges 1.90% Class B (c)     $  9.55
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  7.01
         Highest contract charges 1.90% Class B (c)     $  6.78
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $  8.64
         Highest contract charges 1.90% Class B (c)     $  8.48
         All contract charges                                --
EQ/FI Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 17.04
         Highest contract charge 1.90% Class B (c)      $ 15.07
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.38
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.12
         Highest contract charges 1.90% Class B (c)     $ 11.94
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  9.89
         Highest contract charges 1.90% Class B (c)     $  9.13
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.66
         Highest contract charges 1.90% Class B (c)     $ 10.91
         All contract charges                                --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
-------------------------------------------------------------------------
  2005
                    --               --            --            3.44%
                    --               --            --            1.99%
                15,270         $147,725          3.07%             --
  2004              --               --            --            6.51%
                    --               --            --            5.01%
                15,623         $142,569          0.35%             --
  2003              --               --            --           37.40%
                    --               --            --           35.51%
                 9,822         $ 78,212            --              --
  2002              --               --            --          (24.37)%
                    --               --            --          (25.43)%
                 2,262         $ 13,052            --              --
  2001              --               --            --          (17.79)%
                    --               --            --            8.89%
                   464         $  3,565          0.01%             --
EQ/FI Mid Cap
-------------------------------------------------------------------------
  2005
                    --               --            --            5.84%
                    --               --            --            4.35%
                70,729         $867,602         14.06%             --
  2004              --               --            --           15.45%
                    --               --            --           13.82%
                64,623         $740,923          7.05%             --
  2003              --               --            --           42.80%
                    --               --            --           40.88%
                49,567         $483,002            --              --
  2002              --               --            --          (18.87)%
                    --               --            --          (20.05)%
                18,844         $129,102          0.01%             --
  2001              --               --            --          (13.86)%
                    --               --            --           16.73%
                 9,447         $ 80,508          0.23%             --
EQ/FI Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --           10.77%
                    --               --            --            9.21%
                54,946         $832,305         11.71%             --
  2004              --               --            --           17.26%
                    --               --            --           15.61%
                46,228         $648,657          9.37%
  2003              --               --            --           32.65%
                    --               --            --           30.78%
                35,841         $441,408          0.48%             --
  2002              --               --            --          (15.18)%
                    --               --            --          (16.32)%
                18,536         $173,781          0.70%             --
  2001              --               --            --            3.46%
                    --               --            --           13.94%
                 7,454         $ 82,875          0.97%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.56
         Highest contract charge 1.90% Class B (p)       $ 10.46
         All contract charges                                 --
EQ/GAMCO Small Company Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)        $ 27.24
         Highest contract charge 1.90% Class B (k)       $ 21.28
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (k)        $ 26.24
         Highest contract charge 1.90% Class B (k)       $ 20.79
         All contract charges                                 --
EQ/International Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 11.56
         Highest contract charge 1.90% Class B (p)       $ 11.46
         All contract charges                                 --
EQ/Janus Large Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $  6.67
         Highest contract charge 1.90% Class B (c)       $  6.19
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  6.25
         Highest contract charge 1.90% Class B (c)       $  5.88
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  5.60
         Highest contract charges 1.90% Class B (c)      $  5.34
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  4.47
         Highest contract charges 1.90% Class B (c)      $  4.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.45
         Highest contract charges 1.90% Class B (c)      $  6.33
         All contract charges                                 --
EQ/JPMorgan Core Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.95
         Highest contract charge 1.90% Class B (c)       $ 13.35
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.70
         Highest contract charge 1.90% Class B (c)       $ 13.31
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.19
         Highest contract charges 1.90% Class B (c)      $ 13.04
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 13.80
         Highest contract charges 1.90% Class B (c)      $ 12.85
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.65
         Highest contract charges 1.90% Class B (c)      $ 11.96
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------
  2005
                    --                --           --            5.64%
                    --                --           --            4.65%
                 2,307        $   24,225         5.91%             --
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------
  2005
                    --                --           --            3.80%
                    --                --           --            2.34%
                 5,611        $  129,461        10.84%             --
  2004              --                --           --           13.51%
                    --                --           --           13.22%
                   797        $   17,882         8.20%             --
EQ/International Growth
-------------------------------------------------------------------------
  2005
                    --                --           --           15.64%
                    --                --           --           14.56%
                 1,394        $   16,015         2.07%             --
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------
  2005
                    --                --           --            6.75%
                    --                --           --            5.25%
                31,429        $  227,980           --              --
  2004              --                --           --           11.59%
                    --                --           --           10.02%
                30,303        $  194,427         0.26%             --
  2003              --                --           --           25.28%
                    --                --           --           23.33%
                28,669        $  156,361           --              --
  2002              --                --           --          (30.70)%
                    --                --           --          (31.60)%
                19,297        $   84,342           --              --
  2001              --                --           --          (23.40)%
                    --                --           --           10.07%
                12,636        $   80,396         0.01%             --
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------
  2005
                    --                --           --            1.71%
                    --                --           --            0.28%
                93,448        $1,190,350         3.56%             --
  2004              --                --           --            3.58%
                    --                --           --            2.12%
                80,724        $1,064,120         4.41%
  2003              --                --           --            2.84%
                    --                --           --            1.48%
                72,059        $  963,308         3.72%             --
  2002              --                --           --            9.09%
                    --                --           --            7.44%
                51,512        $  676,993         5.39%             --
  2001              --                --           --            7.39%
                    --                --           --          ( 0.84)%
                34,831        $  423,723         5.43%             --

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.58
         Highest contract charge 1.90% Class B (c)       $ 12.89
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.10
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.78
         Highest contract charges 1.90% Class B (c)      $ 11.62
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 10.13
         Highest contract charges 1.90% Class B (c)      $  9.34
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.57
         Highest contract charges 1.90% Class B (c)      $ 11.77
         All contract charges                                 --
EQ/Lazard Small Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 18.39
         Highest contract charge 1.90% Class B (c)       $ 16.42
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 17.65
         Highest contract charge 1.90% Class B (c)       $ 15.99
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 15.15
         Highest contract charges 1.90% Class B (c)      $ 13.92
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.08
         Highest contract charges 1.90% Class B (c)      $ 10.33
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 12.93
         Highest contract charges 1.90% Class B (c)      $ 12.22
         All contract charges                                 --
EQ/Legg Mason Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (q)        $ 10.66
         Highest contract charge 1.90% Class B (q)       $ 10.63
         All contract charges                                 --
EQ/Long Term Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.06
         Highest contract charge 1.90% Class B (p)       $  9.96
         All contract charges                                 --
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.66
         Highest contract charge 1.90% Class B (p)       $ 10.56
         All contract charges                                 --
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 10.62
         Highest contract charge 1.90% Class B (p)       $ 10.52
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------
  2005
                    --               --            --            3.41%
                    --               --            --            1.95%
                35,102         $468,128          1.50%             --
  2004              --               --            --           10.33%
                    --               --            --            8.78%
                38,178         $499,166          1.28%             --
  2003              --               --            --           26.16%
                    --               --            --           24.41%
                39,281         $471,766          1.42%             --
  2002              --               --            --          (19.41)%
                    --               --            --          (20.65)%
                36,586         $351,427          1.36%             --
  2001              --               --            --          ( 7.30)%
                    --               --            --            5.36%
                36,246         $436,613          0.96%             --
EQ/Lazard Small Cap Value
-------------------------------------------------------------------------
  2005
                    --               --            --            4.16%
                    --               --            --            2.70%
                56,358         $874,837          9.24%             --
  2004              --               --            --           16.52%
                    --               --            --           14.88%
                52,025         $811,982         11.71%
  2003              --               --            --           36.75%
                    --               --            --           34.75%
                38,520         $549,902          1.38%             --
  2002              --               --            --          (14.31)%
                    --               --            --          (15.47)%
                22,123         $233,903          0.79%             --
  2001              --               --            --           17.12%
                    --               --            --           17.57%
                13,643         $169,843          4.42%             --
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------
  2005
                    --               --            --            6.62%
                    --               --            --            6.26%
                 2,464         $ 26,219          0.13%             --
EQ/Long Term Bond
-------------------------------------------------------------------------
  2005
                    --               --            --            0.56%
                    --               --            --          ( 0.38)%
                 4,300         $ 42,957          6.93%             --
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------
  2005
                    --               --            --            6.59%
                    --               --            --            5.59%
                 3,072         $ 35,532          1.42%             --
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------
  2005
                    --               --            --            6.21%
                    --               --            --            5.22%
                 2,022         $ 21,339          0.84%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (p)        $ 11.21
         Highest contract charge 1.90% Class B (p)       $ 11.11
         All contract charges                                 --
EQ/Marsico Focus
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (b)        $ 15.82
         Highest contract charge 1.90% Class B (c)       $ 14.88
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (b)        $ 14.36
         Highest contract charge 1.90% Class B (c)       $ 13.70
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (b)       $ 13.06
         Highest contract charges 1.90% Class B (c)      $ 12.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (b)       $ 10.01
         Highest contract charges 1.90% Class B (c)      $  9.82
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B (b)       $ 11.37
         Highest contract charges 1.90% Class B (c)      $ 11.32
         All contract charges                                 --
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (e)        $ 21.84
         Highest contract charge 1.90% Class B (c)       $ 19.32
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B (e)        $ 21.32
         Highest contract charge 1.90% Class B (c)       $ 19.12
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B (e)       $ 19.38
         Highest contract charges 1.90% Class B (c)      $ 17.63
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B (e)       $ 14.84
         Highest contract charges 1.90% Class B (c)      $ 13.70
         All contract charges                                 --
  2001   Lowest contract charges 0.95% Class B           $ 17.53
         Highest contract charges 1.90% Class B (c)      $ 16.76
         All contract charges                                 --
EQ/Mercury International Value
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 19.90
         Highest contract charge 1.90% Class B (c)       $ 17.60
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 18.04
         Highest contract charge 1.90% Class B (c)       $ 16.18
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 14.90
         Highest contract charges 1.90% Class B (c)      $ 13.56
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $ 11.70
         Highest contract charges 1.90% Class B (c)      $ 10.80
         All contract charges                                 --

                            Years Ended December 31,
         ---------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- -------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------
  2005
                    --                --           --           12.11%
                    --                --           --           11.07%
                 9,142        $  101,817         1.70%             --
EQ/Marsico Focus
-------------------------------------------------------------------------
  2005
                    --                --           --           10.15%
                    --                --           --            8.61%
                91,026        $1,281,504         2.74%             --
  2004              --                --           --            9.96%
                    --                --           --            8.41%
                69,842        $  931,060           --              --
  2003              --                --           --           30.45%
                    --                --           --           28.62%
                50,777        $  646,010           --              --
  2002              --                --           --          (11.96)%
                    --                --           --          (13.25)%
                11,834        $  116,998         0.04%             --
  2001              --                --           --           13.36%
                    --                --           --            6.88%
                   328        $    3,718           --              --
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------
  2005
                    --                --           --            2.44%
                    --                --           --            1.00%
                43,949        $  723,084         5.63%             --
  2004              --                --           --           10.02%
                    --                --           --            8.47%
                40,543        $  701,451         5.74%
  2003              --                --           --           30.58%
                    --                --           --           28.69%
                25,890        $  466,739         0.68%             --
  2002              --                --           --          (17.09)%
                    --                --           --          (18.26)%
                13,004        $  183,216         1.18%             --
  2001              --                --           --            4.53%
                    --                --           --           14.66%
                 8,262        $  141,613         3.46%             --
EQ/Mercury International Value
-------------------------------------------------------------------------
  2005
                    --                --           --           10.28%
                    --                --           --            8.74%
                44,488        $  754,971         1.84%             --
  2004              --                --           --           21.04%
                    --                --           --           19.33%
                34,210        $  557,170         1.66%
  2003              --                --           --           27.35%
                    --                --           --           25.56%
                29,705        $  415,925         2.52%             --
  2002              --                --           --          (17.02)%
                    --                --           --          (18.18)%
                23,303        $  258,604         0.64%             --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------
  2001   Lowest contract charges 0.50% Class B           $ 14.10
         Highest contract charges 1.90% Class B (c)      $ 13.20
         All contract charges                                 --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 15.29
         Highest contract charge 1.90% Class B (c)       $ 13.52
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 14.09
         Highest contract charge 1.90% Class B (c)       $ 12.64
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $ 12.58
         Highest contract charges 1.90% Class B (c)      $ 11.44
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  9.77
         Highest contract charges 1.90% Class B (c)      $  9.02
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $ 14.96
         Highest contract charges 1.90% Class B (c)      $ 14.00
         All contract charges                                 --
EQ/MFS Investors Trust
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 10.08
         Highest contract charge 1.90% Class B (c)       $  9.13
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $  9.45
         Highest contract charge 1.90% Class B (c)       $  8.68
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  8.53
         Highest contract charges 1.90% Class B (c)      $  7.94
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  7.02
         Highest contract charges 1.90% Class B (c)      $  6.64
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  8.94
         Highest contract charges 1.90% Class B (c)      $  8.56
         All contract charges                                 --
EQ/Money Market
--------------------------------------------------------------------
  2005   Unit Value 0.00% to 1.90%
         Lowest contract charge 0.00% Class B            $ 39.77
         Highest contract charge 1.90% Class B (c)       $ 24.88
         All contract charges                                 --
  2004   Lowest contract charge 0.00% Class B            $ 38.75
         Highest contract charge 1.90% Class B (c)       $ 24.71
         All contract charges                                 --
  2003   Lowest contract charges 0.00% Class B           $ 38.46
         Highest contract charges 1.90% Class B (c)      $ 25.00
         All contract charges                                 --
  2002   Lowest contract charges 0.00% Class B           $ 38.24
         Highest contract charges 1.90% Class B (c)      $ 25.34
         All contract charges                                 --
  2001   Lowest contract charges 0.00% Class B           $ 37.77
         Highest contract charges 1.90% Class B (c)      $ 25.51
         All contract charges                                 --

                             Years Ended December 31,
         ----------------------------------------------------------------
          Units Outstanding   Net Assets     Investment         Total
               (000's)          (000's)    Income ratio**     Return***
         ------------------- ------------ ---------------- --------------
EQ/Mercury International Value (Continued)
--------------------------------------------------------------------------
  2001              --               --            --           (21.93)%
                    --               --            --             4.31%
                21,672         $292,625          0.66%              --
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------
  2005
                    --               --            --             8.48%
                    --               --            --             6.96%
                19,808         $272,973            --               --
  2004              --               --            --            12.06%
                    --               --            --            10.48%
                20,997         $272,395            --
  2003              --               --            --            28.76%
                    --               --            --            26.84%
                21,351         $252,025            --               --
  2002              --               --            --           (34.70)%
                    --               --            --           (35.57)%
                20,399         $188,909            --               --
  2001              --               --            --            34.36%
                    --               --            --            14.88%
                23,969         $342,882          0.02%              --
EQ/MFS Investors Trust
--------------------------------------------------------------------------
  2005
                    --               --            --             6.66%
                    --               --            --             5.16%
                30,163         $294,159          0.49%              --
  2004              --               --            --            10.84%
                    --               --            --             9.28%
                32,507         $295,494          0.58%
  2003              --               --            --            21.51%
                    --               --            --            19.58%
                32,811         $266,998          0.69%              --
  2002              --               --            --           (21.48)%
                    --               --            --           (22.43)%
                25,059         $169,062          0.55%              --
  2001              --               --            --           (16.37)%
                    --               --            --             5.14%
                24,165         $209,512          0.44%              --
EQ/Money Market
--------------------------------------------------------------------------
  2005
                    --               --            --             2.62%
                    --               --            --             0.68%
                24,414         $483,274          2.57%              --
  2004              --               --            --             0.78%
                    --               --            --           ( 1.14)%
                22,453         $474,277          0.74%              --
  2003              --               --            --             0.56%
                    --               --            --           ( 1.35)%
                22,249         $587,929          0.52%              --
  2002              --               --            --             1.24%
                    --               --            --           ( 0.67)%
                26,987         $751,628          3.15%              --
  2001              --               --            --             3.56%
                    --               --            --             0.00%
                24,948         $690,107          3.76%              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  4.90
         Highest contract charge 1.90% Class B (k)      $  4.43
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  4.67
         Highest contract charge 1.90% Class B (k)      $  4.28
         All contract charges                                --
EQ/PIMCO Real Return
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $  9.99
         Highest contract charge 1.90% Class B (p)      $  9.90
         All contract charges                                --
EQ/Short Duration Bond
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)       $ 10.04
         Highest contract charge 1.90% Class B (p)      $  9.94
         All contract charges                                --
EQ/Small Company Index
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B           $ 15.81
         Highest contract charge 1.90% Class B (c)      $ 14.12
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B           $ 15.24
         Highest contract charge 1.90% Class B (c)      $ 13.80
         All contract charges                                --
  2003   Lowest contract charges 0.50% Class B          $ 13.02
         Highest contract charges 1.90% Class B (c)     $ 11.95
         All contract charges                                --
  2002   Lowest contract charges 0.50% Class B          $  8.97
         Highest contract charges 1.90% Class B (c)     $  8.35
         All contract charges                                --
  2001   Lowest contract charges 0.50% Class B          $ 11.40
         Highest contract charges 1.90% Class B (c)     $ 10.77
         All contract charges                                --
EQ/TCW Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $ 20.25
         Highest contract charge 1.90% Class B (k)      $ 15.82
         Unit Value 0.50% to 1.90%*                          --
  2004   Lowest contract charge 0.50% Class B (k)       $ 19.57
         Highest contract charge 1.90% Class B (k)      $ 15.50
         All contract charges                                --
EQ/UBS Growth and Income
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%*
         Lowest contract charge 0.50% Class B (k)       $  5.90
         Highest contract charge 1.90% Class B (k)      $  5.33
         All contract charges                                --
  2004   Lowest contract charge 0.50% Class B (k)       $  5.44
         Highest contract charge 1.90% Class B (k)      $  4.99
         All contract charges                                --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.41%
                 4,693         $ 21,467          0.44%            --
  2004              --               --            --           7.93%
                    --               --            --           7.65%
                   451         $  1,993          0.48%
EQ/PIMCO Real Return
------------------------------------------------------------------------
  2005
                    --               --            --         ( 0.09)%
                    --               --            --         ( 1.02)%
                15,284         $151,723          5.48%            --
EQ/Short Duration Bond
------------------------------------------------------------------------
  2005
                    --               --            --           0.36%
                    --               --            --         ( 0.58)%
                 1,852         $ 18,465          2.64%            --
EQ/Small Company Index
------------------------------------------------------------------------
  2005
                    --               --            --           3.74%
                    --               --            --           2.28%
                26,002         $364,087          5.86%            --
  2004              --               --            --          17.08%
                    --               --            --          15.44%
                24,789         $343,808          4.24%            --
  2003              --               --            --          45.15%
                    --               --            --          43.11%
                19,516         $239,728          0.37%            --
  2002              --               --            --         (21.32)%
                    --               --            --         (22.47)%
                 8,384         $ 71,737          0.61%            --
  2001              --               --            --           1.60%
                    --               --            --          18.29%
                 5,542         $ 60,777          0.58%            --
EQ/TCW Equity
------------------------------------------------------------------------
  2005
                    --               --            --           3.47%
                    --               --            --           2.02%
                 2,742         $ 47,015            --             --
  2004              --               --            --          12.32%
                    --               --            --          12.03%
                   265         $  4,449            --             --
EQ/UBS Growth and Income
------------------------------------------------------------------------
  2005
                    --               --            --           8.46%
                    --               --            --           6.94%
                 6,468         $ 35,639          1.24%            --
  2004              --               --            --          11.67%
                    --               --            --          11.38%
                   449         $  2,306          3.51%            --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2005

7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                       Years Ended
                                                      December 31,
                                                      -------------
                                                       Units value
                                                      -------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 10.49
         Highest contract charge 1.90% Class B (p)       $ 10.39
         All contract charges                                 --
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B            $ 14.98
         Highest contract charge 1.90% Class B (c)       $ 13.30
         All contract charges                                 --
  2004   Lowest contract charge 0.50% Class B            $ 11.34
         Highest contract charge 1.90% Class B (c)       $ 10.21
         All contract charges                                 --
  2003   Lowest contract charges 0.50% Class B           $  9.21
         Highest contract charges 1.90% Class B (c)      $  8.42
         All contract charges                                 --
  2002   Lowest contract charges 0.50% Class B           $  5.94
         Highest contract charges 1.90% Class B (c)      $  5.50
         All contract charges                                 --
  2001   Lowest contract charges 0.50% Class B           $  6.34
         Highest contract charges 1.90% Class B (c)      $  5.96
         All contract charges                                 --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------
  2005   Unit Value 0.50% to 1.90%
         Lowest contract charge 0.50% Class B (p)        $ 12.44
         Highest contract charge 1.90% Class B (p)       $ 12.33
         All contract charges                                 --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------
  2005   Unit Value 1.25% to 1.70%
         Lowest contract charge 1.25% Class B (k)        $ 11.97
         Highest contract charge 1.70% Class B (k)       $ 11.86
         All contract charges                                 --
  2004   Lowest contract charge 1.25% Class B (k)        $ 11.37
         Highest contract charge 1.70% Class B (k)       $ 11.36
         All contract charges                                 --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 10.79
         Highest contract charge 1.70% Class B (l)       $ 10.94
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 10.16
         Highest contract charge 1.70% Class B (l)       $ 10.35
         All contract charges                                 --
  2003   Lowest contract charge 1.25% Class B (l)        $ 10.17
         Highest contract charge 1.70% Class B (l)       $ 10.16
         All contract charges                                 --
U.S. Real Estate -- Class II
--------------------------------------------------------------------
  2005   Unit Value 1.20% to 1.70%
         Lowest contract charge 1.20% Class B (i)        $ 14.69
         Highest contract charge 1.70% Class B (l)       $ 16.87
         All contract charges                                 --
  2004   Lowest contract charge 1.20% Class B (i)        $ 12.73
         Highest contract charge 1.70% Class B (l)       $ 14.70
         All contract charges                                 --

                            Years Ended December 31,
         --------------------------------------------------------------
          Units Outstanding   Net Assets     Investment        Total
               (000's)          (000's)    Income ratio**    Return***
         ------------------- ------------ ---------------- ------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------
  2005
                    --               --            --           4.88%
                    --               --            --           3.90%
                 9,231         $ 96,174          2.07%            --
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------
  2005
                    --               --            --          32.12%
                    --               --            --          30.27%
                38,941         $606,208          5.09%            --
  2004              --               --            --          23.06%
                    --               --            --          21.33%
                26,330         $296,336          0.74%            --
  2003              --               --            --          55.05%
                    --               --            --          53.09%
                18,796         $164,082          1.03%            --
  2002              --               --            --          (6.31)%
                    --               --            --          (7.72)%
                10,375         $ 58,530            --             --
  2001              --               --            --          (5.65)%
                    --               --            --          27.64%
                 9,079         $ 55,188            --             --
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------
  2005
                    --               --            --          24.44%
                    --               --            --          23.28%
                 3,164         $ 39,124            --             --
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------
  2005
                    --               --            --           5.25%
                    --               --            --           4.37%
                   782         $  9,257            --             --
  2004              --               --            --          14.31%
                    --               --            --          14.22%
                    24         $    282            --             --
Laudus Rosenberg VIT Value Long/Short Equity
------------------------------------------------------------------------
  2005
                    --               --            --           6.22%
                    --               --            --           5.69%
                11,318         $123,394          9.36%            --
  2004              --               --            --           1.27%
                    --               --            --           1.87%
                 3,869         $ 39,780            --
  2003              --               --            --           1.72%
                    --               --            --           1.60%
                    95         $    966            --             --
U.S. Real Estate -- Class II
------------------------------------------------------------------------
  2005
                    --               --            --          15.35%
                    --               --            --          14.77%
                16,427         $269,893          3.73%            --
  2004              --               --            --          12.47%
                    --               --            --          33.76%
                 9,422         $131,961          2.39%            --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2005

7. Accumulation Unit Values (Concluded)

        (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                      ------------------------------------------------------------------------------
                                                                           Units          Net Assets     Investment         Total
                                                      Units Value   Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                      ------------ --------------------- ------------ ---------------- -------------
U.S. Real Estate -- Class II (Continued)
----------------------------------------
     2003 Lowest contract charges 1.25% Class B (l)     $ 11.00             --                 --             --          10.00%
          Highest contract charges 1.70% Class B (l)    $ 10.99             --                 --             --           9.90%
          All contract charges                               --            188             $2,058             --             --


(a) A substitution of EQ/Evergreen Foundation and Mercury World Strategy for AXA Moderate Allocation occurred on May 18, 2001. Units in AXA Moderate Allocation were made available for sale on May 18, 2001.
(b) Units were made available for sale on September 4, 2001.
(c) Units were made available for sale on October 8, 2001.
(d) Units were made available on January 14, 2002.
(e) Units were made available for sale on April 1, 2002.
(f) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(g) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(h) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(i) Units were made available for sale on February 13, 2004.
(j) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(k) Units were made available for sale on October 25, 2004.
(l) Units were made available on September 22, 2003.
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(n) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(o) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(p) Units were made available for sale on May 9, 2005.
(q) Units were made available for sale on October 17, 2005.
(r) Units were made available for sale on August 5, 2002.

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-78

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2005 and December 31, 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005 and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, in 2004, AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 17, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.:

We have audited the accompanying consolidated statements of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statements of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005 and 2004, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the effectiveness of AllianceBernstein Holding's internal control over financial reporting as of December 31, 2005, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 24, 2006 expressed an unqualified opinion on management's assessment of, and the effective operation of, internal control over financial reporting.

/s/ KPMG LLP
New York, New York

February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                                                                                   2005                 2004
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value................$    30,034.8        $    30,722.3
  Mortgage loans on real estate...............................................      3,233.9              3,131.9
  Equity real estate, held for the production of income.......................        658.2                643.2
  Policy loans................................................................      3,824.2              3,831.4
  Other equity investments....................................................      1,122.1              1,010.5
  Other invested assets.......................................................      1,290.9              1,053.3
                                                                              -----------------    -----------------
      Total investments.......................................................     40,164.1             40,392.6
Cash and cash equivalents.....................................................      1,112.1              1,739.6
Cash and securities segregated, at estimated fair value.......................      1,720.8              1,489.0
Broker-dealer related receivables.............................................      2,929.1              2,187.7
Deferred policy acquisition costs.............................................      7,557.3              6,813.9
Goodwill and other intangible assets, net.....................................      3,758.8              3,761.4
Amounts due from reinsurers...................................................      2,604.4              2,549.6
Loans to affiliates...........................................................        400.0                400.0
Other assets..................................................................      3,723.5              3,600.9
Separate Accounts' assets.....................................................     69,997.0             61,559.4
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    27,194.0        $    26,875.1
Future policy benefits and other policyholders liabilities..................       13,997.8             14,099.6
Broker-dealer related payables..............................................        1,226.9                945.9
Customers related payables..................................................        2,924.3              2,658.7
Amounts due to reinsurers...................................................        1,028.3                994.0
Short-term and long-term debt...............................................          855.4              1,255.5
Loans from affiliates.......................................................          325.0                   -
Income taxes payable........................................................        2,821.9              2,714.8
Other liabilities...........................................................        1,786.6              1,859.6
Separate Accounts' liabilities..............................................       69,997.0             61,559.4
Minority interest in equity of consolidated subsidiaries....................        2,096.4              2,040.4
Minority interest subject to redemption rights..............................          271.6                266.6
                                                                              -----------------    -----------------
      Total liabilities.....................................................      124,525.2            115,269.6
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        4,976.3              4,890.9
Retained earnings...........................................................        4,030.8              3,457.0
Accumulated other comprehensive income......................................          432.3                874.1
                                                                              -----------------    -----------------
Total shareholder's equity..................................................        9,441.9              9,224.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   133,967.1        $   124,494.1
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,889.3       $     1,595.4      $     1,376.7
Premiums......................................................          881.7               879.6              889.4
Net investment income.........................................        2,492.8             2,501.4            2,386.9
Investment gains (losses), net................................           55.4                65.0              (62.3)
Commissions, fees and other income............................        3,632.3             3,383.5            2,811.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,951.5             8,424.9            7,402.5
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,859.8             1,867.1            1,708.2
Interest credited to policyholders' account balances..........        1,065.5             1,038.1              969.7
Compensation and benefits.....................................        1,804.4             1,604.9            1,327.0
Commissions...................................................        1,128.7             1,017.3              991.9
Distribution plan payments....................................          292.0               374.2              370.6
Amortization of deferred sales commissions....................          132.0               177.4              208.6
Interest expense..............................................           76.3                76.8               82.3
Amortization of deferred policy acquisition costs.............          601.3               472.9              434.6
Capitalization of deferred policy acquisition costs...........       (1,199.4)           (1,015.9)            (990.7)
Rent expense..................................................          165.2               185.0              165.8
Amortization of other intangible assets.......................           23.6                22.9               21.9
AllianceBernstein charge for mutual fund matters
  and legal proceedings.......................................             -                   -               330.0
Other operating costs and expenses............................          957.1               930.0              832.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,906.5             6,750.7            6,452.3
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
    income taxes and minority interest........................        2,045.0             1,674.2              950.2
Income taxes..................................................         (519.5)             (396.3)            (240.5)
Minority interest in net income of consolidated subsidiaries..         (466.9)             (384.1)            (188.7)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................        1,058.6               893.8              521.0
Earnings from discontinued operations, net of income taxes....           15.2                 7.9                3.4
Gain on sale of discontinued operations, net of income taxes..             -                 31.1                 -
Cumulative effect of accounting changes, net of
    income taxes..............................................             -                 (2.9)                -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $    1,073.8       $       929.9      $       524.4
                                                                =================  =================  =================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                         2005               2004               2003
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year.............  $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.................        4,890.9            4,848.2            4,812.8
Changes in capital in excess of par value.........................           85.4               42.7               35.4
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year.......................        4,976.3            4,890.9            4,848.2
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..............................        3,457.0            3,027.1            2,902.7
Net earnings......................................................        1,073.8              929.9              524.4
Dividends on common stock.........................................         (500.0)            (500.0)            (400.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year....................................        4,030.8            3,457.0            3,027.1
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income, beginning of year.........          874.1              892.8              681.1
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...............          432.3              874.1              892.8
                                                                   -----------------   ----------------   ----------------

Total Shareholder's Equity, End of Year...........................  $     9,441.9       $    9,224.5       $    8,770.6
                                                                   =================   ================   ================

COMPREHENSIVE INCOME

Net earnings......................................................  $     1,073.8       $      929.9       $      524.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments....................................................         (441.8)             (31.1)             211.7
Cumulative effect of accounting changes...........................             -                12.4                 -
                                                                   -----------------   ----------------   ----------------
Other comprehensive (loss) income.................................         (441.8)             (18.7)             211.7
                                                                   -----------------   ----------------   ----------------
Comprehensive Income..............................................  $       632.0       $      911.2       $      736.1
                                                                   =================   ================   ================



                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                       2005                2004               2003
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $     1,073.8       $      929.9       $       524.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,065.5            1,038.1               969.7
  Universal life and investment-type product
    policy fee income.........................................         (1,889.3)          (1,595.4)           (1,376.7)
  Net change in broker-dealer and customer related
    receivables/payables......................................           (347.4)             379.6                22.5
  Investment (gains) losses, net..............................            (55.4)             (65.0)               62.3
  Change in deferred policy acquisition costs.................           (598.1)            (543.0)             (556.1)
  Change in future policy benefits............................             64.4              129.3               (97.4)
  Change in property and equipment............................             (7.5)             (69.3)              (55.8)
  Change in income tax payable................................            340.5              349.6               246.3
  Change in accounts payable and accrued expenses.............             23.7              (27.4)              276.8
  Change in segregated cash and securities, net...............           (231.8)            (203.2)             (111.5)
  Minority interest in net income of consolidated subsidiaries            466.9              384.1               188.7
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            (42.6)             (61.0)               91.0
  Amortization of deferred sales commissions..................            132.0              177.4               208.6
  Amortization of other intangible assets, net................             23.6               22.9                21.9
  Other, net..................................................            (63.5)             197.0               272.6
                                                                 -----------------   -----------------  -----------------

Net cash used provided by operating activities................            (45.2)           1,043.6               687.3
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          2,926.2            3,341.9             4,216.4
  Sales.......................................................          2,432.9            2,983.6             4,818.2
  Purchases...................................................         (5,869.1)          (7,052.5)          (11,457.9)
  Change in short-term investments............................             13.8              (18.4)              610.7
  Purchase of minority interest in consolidated subsidiary ...               -              (410.7)                 -
  Other, net..................................................           (131.5)             169.7                89.3
                                                                 -----------------   -----------------  -----------------

Net cash used by investing activities.........................           (627.7)            (986.4)           (1,723.3)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
   Deposits...................................................          3,816.8            4,029.4             5,639.1
   Withdrawals and transfers to Separate Accounts.............         (2,779.1)          (2,716.0)           (3,181.1)
  Net change in short-term financings.........................               -                  -                (22.1)
  Repayments of long-term.....................................           (400.0)                -                   -
  Increase in loans from affiliates...........................            325.0                 -                   -
  Shareholder dividends paid..................................           (500.0)            (500.0)             (400.0)
  Other, net..................................................           (417.3)            (130.1)             (270.4)
                                                                 -----------------   -----------------  -----------------

Net cash provided by financing activities.....................             45.4              683.3             1,765.5
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................           (627.5)             740.5               729.5
Cash and cash equivalents, beginning of year..................          1,739.6              999.1               269.6
                                                                 -----------------   -----------------  -----------------

Cash and Cash Equivalents, End of Year........................    $     1,112.1       $    1,739.6       $       999.1
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                   (CONTINUED)

                                                                      2005               2004               2003
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       74.5       $        86.2      $        91.0
                                                                =================  =================  =================
  Income Taxes Paid (Refunded) ...............................   $      146.5       $       154.4      $       (45.7)
                                                                =================  =================  =================







                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        In 2004, The Equitable Life Assurance Society of the United States was renamed AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). The Company's insurance business, which comprises the Insurance segment, is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by AllianceBernstein L.P. (formerly Alliance Capital Management L.P., and collectively with its consolidated subsidiaries ("AllianceBernstein")).

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in AllianceBernstein ("AllianceBernstein Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2 of Notes to Consolidated Financial Statements). In March and December 2004, the Company acquired a total of 10.7 million AllianceBernstein Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. The Company's consolidated economic interest in AllianceBernstein was 46.3% at December 31, 2005, and together with its ownership with other AXA Financial Group companies, the consolidated economic interests in AllianceBernstein was approximately 61.1%.

        In July 2004, AXA Financial completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial Group with additional scale in distribution, client base and assets under management.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been AXA Financial's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding AXA Financial common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into AXA Financial, resulting in AXA Financial Group becoming a wholly owned subsidiary of AXA.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2005," "2004" and "2003" refer to the years ended December 31, 2005, 2004 and 2003, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Financial. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2005 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See Note 8 of Notes to Consolidated Financial Statements.

        Equity real estate classified as held-for-sale is included in Discontinued Operations.

        Accounting Changes
        ------------------

        On May 19, 2004, the Financial Accounting Standards Board (the "FASB") approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. FSP No. 106-2 became effective for the first interim or annual period beginning after June 15, 2004 and required the effects of the MMA, including estimates of the Federal subsidy to employers whose plans provide a prescription drug benefit that is at least as valuable as (i.e., "actuarially equivalent" to) the new Medicare Part D benefit, to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. As more fully described in Note 13 of Notes to Consolidated Financial Statements, following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services, the Company completed its transition to FSP No. 106-2 in fourth quarter 2005 by reducing the accumulated benefits obligations of the Company's retiree medical plans as at January 1, 2005 to give effect to the subsidy expected to be received in 2006 and future years. These remeasurements resulted in an aggregate decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2005 and 2004, the Insurance Group's General Account held $5.8 million and $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). At December 31, 2005 and 2004, as reported in the consolidated balance sheet, these investments included $4.7 million and $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2005 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        As a result of its review, in second and third quarters of 2004, AllianceBernstein had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, AllianceBernstein sold this investment and accordingly, no longer consolidates this investment and its funds under management.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $403.0 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

        Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts,
        (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts,
        (c) liabilities related to group pension participating contracts, and
        (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On May 30, 2005, the FASB issued SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

        AXA Equitable accounts for its stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25 "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

        On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, the Company implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of the Company's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of the Company's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

        To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in the Company's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, the Company will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require the Company to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $13.7 million ($8.9 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Consolidated Statements of Earnings of the Company over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $7.5 million ($4.8 million after tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

        The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of the Company are described and/or disclosed on a pro-forma basis in Note 21 of Notes to Consolidated Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which the Company likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3, "Transitions Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

        Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), the Company expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 21 of Notes to Consolidated Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123 (R), beginning with awards granted in 2005, the Company modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154, "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

        On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the consolidated financial results of the Company.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.
        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2005 were not significant.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Wind-up Annuities, Closed Block policyholders dividend obligation and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.88% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.88% net of product weighted average Separate Account fees) and 0% (-2.12% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2005, the average rate of assumed investment yields, excluding policy loans, was 6.8% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 9.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $91.2 million and $71.7 million at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, respectively, $1,043.9 million and $1,081.5 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Incurred benefits related to current year..........   $        35.6      $        35.0       $       33.8
       Incurred benefits related to prior years...........            50.3               12.8               (2.8)
                                                            -----------------  -----------------   -----------------
       Total Incurred Benefits............................   $        85.9      $        47.8       $       31.0
                                                            =================  =================   =================

       Benefits paid related to current year..............   $        14.8      $        12.9       $       12.1
       Benefits paid related to prior years...............            44.7               33.1               34.9
                                                            -----------------  -----------------   -----------------
       Total Benefits Paid................................   $        59.5      $        46.0       $       47.0
                                                            =================  =================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2005, participating policies, including those in the Closed Block, represent approximately 15.1% ($31.6 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2005, 2004 and 2003, investment results of such Separate Accounts were gains (losses) of $3,409.5 million, $2,191.4 million and $(466.2) million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of AllianceBernstein, for certain retail, private client transactions and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of AllianceBernstein, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2005 and 2004, respectively, net deferred sales commissions totaled $196.6 million and $254.5 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2005 net balance for each of the next five years is $84.9 million, $52.4 million, $34.3 million, $18.8 million and $5.5 million.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year, and five-year periods ended December 31, 2005. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. AllianceBernstein's management considers the results of these analyses performed at various dates. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Other Accounting Policies
        -------------------------

        In accordance with SEC regulations, securities with a fair value of $1.72 billion and $1.49 billion have been segregated in a special reserve bank custody account at December 31, 2005 and 2004, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, less accumulated amortization and relates principally to the Bernstein acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment. Goodwill, less accumulated amortization related to the Bernstein acquisition and purchases of AllianceBernstein Units totaled $3.6 billion at December 31, 2005 and 2004, respectively.

        Intangible assets related to the Bernstein acquisition and purchases of AllianceBernstein Units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. The gross carrying amount of AllianceBernstein related intangible assets were $564.1 million at December 31, 2005 and 2004, respectively and the accumulated amortization of these intangible assets were $208.5 million and $185.0 million at December 31, 2005, 2004 and 2003, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.5 million, $22.9 million and $21.9 million for 2005, 2004 and 2003, respectively.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software and evaluated for impairment each reporting period.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the remaining
        16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. The Company acquired 10.7 million of the former Bernstein shareholders' AllianceBernstein Units in 2004. The outstanding
        16.3 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price over the remaining four years ending in 2009. Generally, not more than 20% of the original AllianceBernstein Units issued to the former Bernstein shareholders may be put to AXA Financial in any one annual period.

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS              GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED         ESTIMATED
                                                 COST              GAINS              LOSSES           FAIR VALUE
                                            ---------------   -----------------  -----------------  ----------------
                                                                         (IN MILLIONS)

       DECEMBER 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8      $      977.4       $      190.7      $   24,009.5
           Mortgage-backed...............         2,386.3               8.3               39.3           2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7              37.5                7.6           1,478.6
           States and political
             subdivisions................           193.4              19.1                 .3             212.2
           Foreign governments...........           238.2              40.9                 .1             279.0
           Redeemable preferred stock....         1,605.5             104.9               10.2           1,700.2
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    29,094.9      $    1,188.1       $      248.2      $   30,034.8
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $        45.7      $        2.1       $         .4      $       47.4
         Trading securities..............              .3                .9                 .1               1.1
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $        46.0      $        3.0       $         .5      $       48.5
                                            ================= =================  =================  ================

       December 31, 2004
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    22,285.8      $    1,684.3       $       45.3      $   23,924.8
           Mortgage-backed...............         3,472.4              47.7                9.7           3,510.4
           U.S. Treasury, government
             and agency securities.......           964.1              54.9                1.3           1,017.7
           States and political
             subdivisions................           187.1              20.6                 .8             206.9
           Foreign governments...........           245.1              47.2                 .1             292.2
           Redeemable preferred stock....         1,623.1             151.4                4.2           1,770.3
                                            ----------------- -----------------  -----------------  ----------------
             Total Available for Sale....   $    28,777.6      $    2,006.1       $       61.4      $   30,722.3
                                            ================= =================  =================  ================

       Equity Securities:
         Available for sale..............   $         1.0      $        1.2       $         .1      $        2.1
         Trading securities..............              .4               1.0                 .2               1.2
                                            ----------------- -----------------  -----------------  ----------------
       Total Equity Securities...........   $         1.4      $        2.2       $         .3      $        3.3
                                            ================= =================  =================  ================


        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $4,307.8 million and $4,138.7 million, respectively, had estimated fair values of $4,492.4 million and $4,446.0 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Due in one year or less................................................  $     1,285.2       $    1,300.1
       Due in years two through five..........................................        4,632.4            4,805.1
       Due in years six through ten...........................................       11,447.8           11,739.0
       Due after ten years....................................................        7,737.7            8,135.1
       Mortgage-backed securities.............................................        2,386.3            2,355.3
                                                                               -----------------   -----------------
       Total..................................................................  $    27,489.4       $   28,334.6
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,797 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                  GROSS                          GROSS                          GROSS
                                ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             ---------------  --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     6,386.3  $      146.9    $      815.4   $       43.8    $    7,201.7   $      190.7
     Mortgage-backed.......        1,735.9          27.4           299.3           11.9         2,035.2           39.3
     U.S. Treasury,
       government and
       agency securities...          676.4           6.2            61.9            1.4           738.3            7.6
     States and political
       subdivisions........           22.7            .3              -              -             22.7             .3
     Foreign governments...            1.4            -              5.8             .1             7.2             .1
     Redeemable
       preferred stock.....          396.5           8.9            16.9            1.3           413.4           10.2
                             -------------- --------------- -------------- --------------- -------------- ---------------

   Total Temporarily
     Impaired Securities ..  $     9,219.2  $      189.7    $    1,199.3   $       58.5    $   10,418.5   $      248.2
                             ============== =============== ============== =============== ============== ===============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $738.7 million or 2.5% of the $29,094.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2005, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $4.0 million.

        The Insurance Group holds equity in limited partnership interests and other equity method investments. The carrying values at December 31, 2005 and 2004 were $950.7 million and $891.0 million, respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero and $17.6 million at December 31, 2005 and 2004, respectively. Gross interest income on these loans included in net investment income aggregated $0.7 million, $6.9 million and $7.8 million in 2005, 2004 and 2003, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0.8 million, $8.5 million and $10.0 million in 2005, 2004 and 2003, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                  2005                  2004
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances.......   $        78.3        $        89.4
       Impaired mortgage loans without investment valuation allowances....             4.5                 10.7
                                                                            ------------------   -------------------
       Recorded investment in impaired mortgage loans.....................            82.8                100.1
       Investment valuation allowances....................................           (11.8)               (11.3)
                                                                            ------------------   -------------------
       Net Impaired Mortgage Loans........................................   $        71.0        $        88.8
                                                                            ==================   ===================

        During 2005, 2004 and 2003, respectively, the Company's average recorded investment in impaired mortgage loans was $91.2 million, $148.3 million and $180.9 million. Interest income recognized on these impaired mortgage loans totaled $8.9 million, $11.4 million and $12.3 million for 2005, 2004 and 2003, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $71.1 million and $79.2 million.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2005 and 2004, there was no equity real estate held-for-sale. For 2003, real estate of $2.8 million was acquired in satisfaction of debt; none was acquired in either 2005 or 2004. At December 31, 2005 and 2004, the Company owned $217.8 million and $218.8 million, respectively, of real estate acquired in satisfaction of debt of which zero and $2.2 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $227.2 million and $207.5 million at December 31, 2005 and 2004, respectively. Depreciation expense on real estate totaled $22.6 million, $20.8 million and $38.8 million for 2005, 2004 and 2003, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balances, beginning of year........................   $        11.3      $        20.5       $       55.0
       Additions charged to income........................             3.6                3.9               12.2
       Deductions for writedowns and
         asset dispositions...............................            (3.1)             (13.1)             (15.2)
       Deduction for transfer of real estate held-for-sale
         to real estate held for the production of income.              -                  -               (31.5)
                                                            -----------------  -----------------   -----------------
       Balances, End of Year..............................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================

       Balances, end of year comprise:
         Mortgage loans on real estate....................   $        11.8      $        11.3       $       18.8
         Equity real estate...............................              -                  -                 1.7
                                                            -----------------  -----------------   -----------------
       Total..............................................   $        11.8      $        11.3       $       20.5
                                                            =================  =================   =================


4)      EQUITY METHOD INVESTMENTS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,070.4 million and $1,008.2 million, respectively, at December 31, 2005 and 2004. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $157.2 million, $66.2 million and $(4.3) million, respectively, for 2005, 2004 and 2003.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 6 individual ventures at December 31, 2005 and 2004, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $        527.4      $       537.1
       Investments in securities, generally at estimated fair value...........           118.4              162.4
       Cash and cash equivalents..............................................            27.5               13.5
       Other assets...........................................................            18.6               23.0
                                                                               -----------------   -----------------
       Total Assets...........................................................  $        691.9      $       736.0
                                                                               =================   =================

       Borrowed funds - third party...........................................  $        282.7      $       254.3
       Other liabilities......................................................            12.4               17.4
                                                                               -----------------   -----------------
       Total liabilities......................................................           295.1              271.7
                                                                               -----------------   -----------------

       Partners' capital......................................................           396.8              464.3
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $        691.9      $       736.0
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $        135.6      $       168.8
                                                                               =================   =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Revenues of real estate joint ventures.............   $        98.2      $        95.2       $       95.6
         Net revenues of other limited partnership
           interests......................................             6.3               19.8               26.0
       Interest expense - third party.....................           (18.2)             (16.9)             (18.0)
       Other expenses.....................................           (62.2)             (64.0)             (61.7)
                                                            -----------------  -----------------   -----------------
       Net Earnings.......................................   $        24.1      $        34.1       $       41.9
                                                            =================  =================   =================

       The Company's Equity in Net Earnings of These
         Entities Included Above..........................   $        11.6      $        11.0       $        5.0
                                                            =================  =================   =================


5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)
        The sources of net investment income follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $     1,858.7      $     1,879.5       $    1,792.6
       Mortgage loans on real estate......................           238.2              249.6              279.5
       Equity real estate.................................           126.4              124.8              136.9
       Other equity investments...........................            73.0               78.4               49.3
       Policy loans.......................................           248.8              251.0              260.1
       Short Term Investments                                        123.7               61.5               53.3
       Other investment income............................            37.0               30.5               13.5
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................         2,705.8            2,675.3            2,585.2

         Investment expenses..............................          (213.0)            (173.9)            (198.3)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $     2,492.8      $     2,501.4       $    2,386.9
                                                            =================  =================   =================

        Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $        11.1      $        26.3       $     (100.7)
       Mortgage loans on real estate......................            (2.2)                .2                1.3
       Equity real estate.................................             3.9               11.6               26.8
       Other equity investments...........................            30.7               24.4                2.0
       Other..............................................            11.9                2.5                8.3
                                                            -----------------  -----------------   -----------------
         Investment Gains (Losses), Net...................   $        55.4      $        65.0       $      (62.3)
                                                            =================  =================   =================

        Writedowns of fixed maturities amounted to $31.2 million, $36.4 million and $193.2 million for 2005, 2004 and 2003, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $1.7 million and zero, respectively, for 2005, $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

        For 2005, 2004 and 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,220.0 million, $2,908.3 million and $4,773.5 million. Gross gains of $53.2 million, $47.7 million and $105.1 million and gross losses of $31.1 million, $9.7 million and $39.5 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2005, 2004 and 2003 amounted to $(1,004.8) million, $0.8 million and $416.8 million, respectively.

        In 2005, 2004 and 2003, respectively, net unrealized holding gains (losses) on trading account equity securities of $6.0 million, $9.7 million and $2.1 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $120.0 million and $117.4 million and costs of $103.7 million and $107.2 million at December 31, 2005 and 2004, respectively.

        For 2005, 2004 and 2003, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $68.6 million, $70.4 million and $76.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       874.1      $       892.8       $      681.1
       Changes in unrealized investment gains (losses)....        (1,008.1)             (12.8)             440.8
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................           186.3               (1.5)             (53.0)
           DAC............................................           146.2               (2.5)             (65.7)
           Deferred income taxes..........................           233.8               (1.9)            (110.4)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

                                                                  2005                2004               2003
                                                            -----------------  ------------------- -----------------
                                                                                   (IN MILLIONS)

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       966.5      $     2,003.2       $    2,015.7
           Other equity investments.......................             1.7                1.2                1.5
           Other..........................................              -               (28.1)             (28.1)
                                                            -----------------  ------------------- -----------------
             Total........................................           968.2            1,976.3            1,989.1
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................           (89.4)            (275.7)            (274.2)
             DAC..........................................          (196.0)            (342.2)            (339.7)
             Deferred income taxes........................          (250.5)            (484.3)            (482.4)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       432.3      $       874.1       $      892.8
                                                            =================  =================== =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       432.3      $       874.1       $      892.8
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive Income.............................   $       432.3      $       874.1       $      892.8
                                                            =================  =================   =================

        The components of other comprehensive income for the past three years follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized gains (losses) on investments:
         Net unrealized gains arising during
           the period.....................................   $      (966.2)     $        69.4       $      416.6
         (Gains) losses reclassified into net earnings
           during the period..............................           (41.9)             (82.2)              24.2
                                                            -----------------  -----------------   -----------------
       Net unrealized gains on investments................        (1,008.1)             (12.8)             440.8
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           566.3               (5.9)            (229.1)
                                                            -----------------  -----------------   -----------------

       Change in unrealized (losses) gains, net of
           adjustments....................................          (441.8)             (18.7)             211.7
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive (Loss) Income............   $      (441.8)     $       (18.7)      $      211.7
                                                            =================  =================   =================


 7)     CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block follows:

                                                                               DECEMBER 31,         December 31,
                                                                                   2005                 2004
                                                                             -----------------    -----------------
                                                                                         (IN MILLIONS)

      CLOSED BLOCK LIABILITIES:
      Future policy benefits, policyholders' account balances and other....  $     8,866.1        $     8,911.5
      Policyholder dividend obligation.....................................           73.7                264.3
      Other liabilities....................................................           28.6                 25.9
                                                                             -----------------    -----------------
      Total Closed Block liabilities.......................................        8,968.4              9,201.7
                                                                             -----------------    -----------------

      ASSETS DESIGNATED TO THE CLOSED BLOCK:
      Fixed maturities, available for sale, at estimated fair value
        (amortized cost of $5,761.5 and $5,488.6)..........................        5,908.7              5,823.2
      Mortgage loans on real estate........................................          930.3              1,098.8
      Policy loans.........................................................        1,284.4              1,322.5
      Cash and other invested assets.......................................           56.2                 37.1
      Other assets.........................................................          304.4                348.7
                                                                             -----------------    -----------------
      Total assets designated to the Closed Block..........................        8,484.0              8,630.3
                                                                             -----------------    -----------------

      Excess of Closed Block liabilities over assets designated to
         the Closed Block..................................................          484.4                571.4

      Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred income tax expense of $25.7 and $24.6 and policyholder dividend
           obligation of $73.7 and $264.3..................................           47.8                 45.7
                                                                             -----------------    -----------------

      Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities............................................  $       532.2        $       617.1
                                                                             =================    =================

        Closed Block revenues and expenses follow:

                                                                  2005               2004                 2003
                                                             ----------------  -----------------   --------------------
                                                                                    (IN MILLIONS)
      REVENUES:
      Premiums and other income............................   $      449.3      $       471.0       $      508.5
      Investment income (net of investment
         expenses of $0, $0.3, and $2.4)...................          525.9              554.8              559.2
      Investment gains (losses), net.......................            1.2               18.6              (35.7)
                                                             ----------------  -----------------   --------------------
      Total revenues.......................................          976.4            1,044.4            1,032.0
                                                             ----------------  -----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          842.5              883.8              924.5
      Other operating costs and expenses...................            3.4                3.5                4.0
                                                             ----------------  -----------------   --------------------
      Total benefits and other deductions..................          845.9              887.3              928.5
                                                             ----------------  -----------------   --------------------

      Net revenues before income taxes.....................          130.5              157.1              103.5
      Income tax expense...................................          (45.6)             (56.4)             (37.5)
                                                             ----------------  -----------------   --------------------
      Net Revenues.........................................   $       84.9      $       100.7       $       66.0
                                                             ================  =================   ====================

         Reconciliation of the policyholder dividend obligation follows:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Balance at beginning of year..........................................   $        264.3      $       242.1
       Unrealized investment (losses) gains...................................          (190.6)              22.2
                                                                               -----------------   -----------------
       Balance at End of Year ................................................  $         73.7      $       264.3
                                                                               =================   =================

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Impaired mortgage loans with investment valuation allowances...........  $         59.1      $        59.5
       Impaired mortgage loans without investment valuation allowances........             4.0                2.3
                                                                               -----------------   -----------------
       Recorded investment in impaired mortgage loans.........................            63.1               61.8
       Investment valuation allowances........................................            (7.1)              (4.2)
                                                                               -----------------   -----------------
       Net Impaired Mortgage Loans............................................  $         56.0      $        57.6
                                                                               =================   =================

        During 2005, 2004 and 2003, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $64.2 million and $51.9 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.1 million, $4.7 million and $2.7 million for 2005, 2004 and 2003, respectively.

        Valuation allowances amounted to $7.1 million and $4.0 million on mortgage loans on real estate at December 31, 2005 and 2004, respectively. Writedowns of fixed maturities amounted to $7.7 million, $10.8 million and $37.8 million for 2005, 2004 and 2003, respectively.

8)      WIND-UP ANNUITIES

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $796.9 and $643.6)..............................   $      823.5         $      702.1
       Equity real estate...................................................          197.5                190.1
       Mortgage loans on real estate........................................            6.7                 21.4
       Other invested assets................................................            3.2                  4.7
                                                                              ----------------     -----------------
         Total investments..................................................        1,030.9                918.3
       Cash and cash equivalents............................................             -                 150.2
       Other assets.........................................................           13.6                 33.3
                                                                              ----------------     -----------------
       Total Assets.........................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

       Policyholders liabilities............................................   $      817.2         $      844.6
       Allowance for future losses..........................................           60.1                132.7
       Other liabilities....................................................          167.2                124.5
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $    1,044.5         $    1,101.8
                                                                              ================     =================

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $18.4, $17.2 and $21.0)..............   $        70.0      $        68.5       $       70.6
       Investment (losses) gains, net.....................             (.3)               3.6                5.4
                                                            -----------------  -----------------   -----------------
       Total revenues.....................................            69.7               72.1               76.0
                                                            -----------------  -----------------   -----------------
       Benefits and other deductions......................            87.1              (99.4)              89.4
       (Losses charged) earnings credited to allowance
         for future losses................................           (17.4)             (27.3)             (13.4)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................              -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            23.2               12.0                5.2
       Income tax expense.................................            (8.0)              (4.1)              (1.8)
                                                            -----------------  -----------------   -----------------
       Earnings from Other
         Discontinued Operations..........................   $        15.2      $         7.9       $        3.4
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        During 2005, 2004 and 2003, Wind-up Annuities' average recorded investment in impaired mortgage loans was zero, $8.4 million and $16.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, $1.0 million and $1.3 million for 2005, 2004 and 2003, respectively.

9)     GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

               o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

               o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

               o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

               o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2005:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance at January 1, 2003.........................   $       128.4      $       117.5       $      245.9
         Paid guarantee benefits..........................           (65.6)                -               (65.6)
         Other changes in reserve.........................             6.5              (31.9)             (25.4)
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2003.......................            69.3               85.6              154.9
         Paid guarantee benefits..........................           (46.8)                -               (46.8)
         Other changes in reserve.........................            45.1               32.0               77.1
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2004.......................            67.6              117.6              185.2
         Paid guarantee benefits..........................           (39.6)              (2.2)             (41.8)
         Other changes in reserve.........................            87.2               58.2              145.4
                                                            -----------------  -----------------   -----------------
       Balance at December 31, 2005.......................   $       115.2      $       173.6       $      288.8
                                                            =================  =================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                            -----------------

       Balance at January 1, 2003.........................   $        21.5
         Paid guarantee benefits..........................           (18.5)
         Other changes in reserve.........................            14.2
                                                            -----------------
       Balance at December 31, 2003.......................            17.2
         Paid guarantee benefits..........................           (12.9)
         Other changes in reserve.........................             6.0
                                                            -----------------
       Balance at December 31, 2004.......................            10.3
         Paid guarantee benefits..........................           (12.1)
         Other changes in reserve.........................            24.5
                                                            -----------------
       Balance at December 31, 2005.......................   $        22.7
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

        The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features currently in-force are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                   RETURN
                                                     OF
                                                   PREMIUM       RATCHET         ROLL-UP         COMBO           TOTAL
                                                -------------- -------------  --------------  -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)

       GMDB:
       -----
         Account values invested in:
            General Account..................   $    11,773    $     239       $     120      $      553     $    12,685
            Separate Accounts................   $    21,028    $   6,931       $   7,802      $   15,383     $    51,144
         Net amount at risk, gross...........   $       574    $     455       $   1,800      $       56     $     2,885
         Net amount at risk, net of amounts
           reinsured.........................   $       573    $     308       $   1,091      $       56     $     2,028
         Average attained age of
           contractholders...................          49.5         60.6            63.4            60.8            52.3
         Percentage of contractholders
           over age 70.......................           7.4%        22.2%           30.9%           21.0%           11.3%
         Range of contractually specified
            interest rates...................          N/A           N/A          3% - 6%        3% - 6%

       GMIB:
       -----
         Account values invested in:
            General Account..................          N/A           N/A       $       -      $      775     $       775
            Separate Accounts................          N/A           N/A       $   5,512      $   21,165     $    26,677
         Net amount at risk, gross...........          N/A           N/A       $     389      $        -     $       389
         Net amount at risk, net of amounts
           reinsured.........................          N/A           N/A       $      98      $        -     $        98
         Weighted average years remaining
           until annuitization...............          N/A           N/A             2.9             8.8             7.3
         Range of contractually specified
           interest rates....................          N/A           N/A          3% - 6%         3% - 6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,       December 31,
                                                                                       2005               2004
                                                                                  ----------------  ------------------
                                                                                             (IN MILLIONS)

       GMDB:
          Equity...............................................................    $   35,857        $    32,055
          Fixed income.........................................................         4,353              4,190
          Balanced.............................................................         9,121              5,337
          Other................................................................         1,813              1,551
                                                                                  ----------------  ------------------
          Total................................................................    $   51,144        $    43,133
                                                                                  ================  ==================

       GMIB:
          Equity...............................................................    $   17,540        $    14,325
          Fixed income.........................................................         2,608              2,425
          Balanced.............................................................         5,849              2,768
          Other................................................................           680                565
                                                                                  ----------------  ------------------
          Total................................................................    $   26,677        $    20,083
                                                                                  ================  ==================

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2005, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $29,290 million and $71 million, respectively, with the GMDB feature and $14,164 million and zero, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
           ------------------------------------------------------------------
           Guarantee
           ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:















                                                                  DIRECT           REINSURANCE
                                                                LIABILITY             CEDED                NET
                                                             -----------------   -----------------   -----------------
                                                                                  (IN MILLIONS)

       Balance at January 1, 2004.........................    $        37.4       $         -         $       37.4
         Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
         Other changes in reserve.........................              6.5               (4.4)                2.1
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2004.......................             20.5               (6.1)               14.4
          Other changes in reserve........................             14.3              (14.3)                 -
                                                             -----------------   -----------------   -----------------
       Balance at December 31, 2005.......................    $        34.8       $      (20.4)       $       14.4
                                                             =================   =================   =================

10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2005                  2004
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)

       Short-term debt:
       Current portion of long-term debt....................................   $      399.7         $      399.9
       Promissory note, 3.84% ..............................................          248.3                248.3
                                                                              ----------------     -----------------
       Total short-term debt................................................          648.0                648.2
                                                                              ----------------     -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015.....................................          199.8                199.8
                                                                              ----------------     -----------------
             Total AXA Equitable............................................          199.8                199.8
                                                                              ----------------     -----------------

       AllianceBernstein:
         Senior Notes, 5.625%, due 2006.....................................             -                 399.2
         Other..............................................................            7.6                  8.3
                                                                              ----------------     -----------------
             Total AllianceBernstein........................................            7.6                407.5
                                                                              ----------------     -----------------

       Total long-term debt.................................................          207.4                607.3
                                                                              ----------------     -----------------

       Total Short-term and Long-term Debt..................................   $      855.4         $    1,255.5
                                                                              ================     =================

        Short-term Debt
        ---------------

        AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

        On July 9, 2004, AXA and certain of its subsidiaries entered into a
        (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2006, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2005 and 2004, the Company had pledged real estate of $320.8 million and $307.1 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which AllianceBernstein may issue up to $600.0 million in senior debt securities. These AllianceBernstein notes mature in August 2006 and are redeemable at any time. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

        Since 1998, AllianceBernstein has had a $425.0 million commercial paper program. In September 2002, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for AllianceBernstein's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants at December 31, 2005. On February 17, 2006, Alliance Bernstein replaced the existing agreement with a new $800.0 million five-year revolving credit facility with substantially identical terms.

        At December 31, 2005, no borrowings were outstanding under AllianceBernstein's commercial paper program or revolving credit facilities.

        At December 31, 2005, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2005, no amounts were outstanding under the ECN program.

        Long-term Debt
        --------------

        At December 31, 2005, the Company was not in breach of any debt covenants.

        At December 31, 2005, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2006, $7.6 million for 2007, zero for 2008, 2009, 2010, and $200.0 million thereafter.

11)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Income tax expense:
         Current expense .................................   $       237.5      $       358.9       $      112.5
         Deferred expense.................................           282.0               37.4              128.0
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       715.8      $       586.0       $      332.6
       Minority interest..................................          (175.9)            (110.4)             (58.7)
       Separate Account investment activity...............           (87.2)             (63.3)             (29.1)
       Non-taxable investment income......................           (19.7)             (22.6)             (20.8)
       Non-deductible penalty.............................             1.1                 -                14.8
       Adjustment of tax audit reserves...................            11.1                7.7               (9.9)
       Non-deductible goodwill and other intangibles......             2.8                2.7                 -
       State income taxes.................................            28.3                 -                  -
       AllianceBernstein Federal and foreign taxes........            41.4                 -                  -
       Other..............................................             1.8               (3.8)              11.6
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       519.5      $       396.3       $      240.5
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2005                  December 31, 2004
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $        -       $      285.3      $        -       $      213.9
       Reserves and reinsurance...............         929.2                -             945.1                -
       DAC....................................            -            2,200.6               -            2,026.8
       Unrealized investment gains............            -              250.7               -              483.7
       Investments............................            -              739.5               -              557.9
       Other..................................         107.2                -                -               41.9
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,036.4      $    3,476.1      $     945.1      $    3,324.2
                                                ===============  ===============   ===============  ================

        In 2003, the IRS commenced an examination of the AXA Financial Group's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. While that audit process is not yet complete, the IRS began an examination of AXA Financial Group's consolidated 2002 and 2003 returns during 2005. Management believes these audits will have no material adverse effect on the Company's consolidated results of operations or financial position.

12)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis. Through October 2005, the Insurance Group retained mortality risk up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. In November 2005, the Insurance Group increased the retention on single life policies to $25 million and on second to die policies to $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2005, the Company had reinsured in the aggregate approximately 29.7% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74.8% of its current liability exposure resulting from the GMIB feature. See Note 9 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2005 and 2004 were $132.6 million and $90.0 million, respectively. The increase (decrease) in estimated fair value was $42.6 million, $61.0 million and $(91.0) million for 2005, 2004 and 2003, respectively.

        At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $2.60 billion and $2.55 billion. Reinsurance payables related to insurance contracts totaling $39.7 million and $35.5 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $288.4 million and $381.1 million at December 31, 2005 and 2004, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2005 and 2004 were $624.6 million and $653.0 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Direct premiums....................................   $       901.0      $       828.9       $      913.8
       Reinsurance assumed................................           170.1              191.2              153.2
       Reinsurance ceded..................................          (189.4)            (140.5)            (177.6)
                                                            -----------------  -----------------   -----------------
       Premiums...........................................   $       881.7      $       879.6       $      889.4
                                                            =================  =================   =================

       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $       169.3      $       134.8       $      100.3
                                                            =================  =================   =================
       Policyholders' Benefits Ceded......................   $       300.2      $       361.0       $      390.9
                                                            =================  =================   =================
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $        50.9      $        50.2       $       49.7
                                                            =================  =================   =================


13)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula or, for certain participants, years of service and final average earnings, if greater, under certain grandfathering rules in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $78.7 million in 2005. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for the year ended 2006.

        Components of net periodic pension expense follow:

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Service cost.......................................   $        36.0      $        34.6       $       31.8
       Interest cost on projected benefit obligations.....           123.7              121.9              122.6
       Expected return on assets..........................          (173.7)            (170.9)            (173.9)
       Net amortization and deferrals.....................            78.8               64.7               53.4
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        64.8      $        50.3       $       33.9
                                                            =================  =================   =================

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Benefit obligations, beginning of year.................................  $     2,212.0       $    2,013.3
       Service cost...........................................................           30.0               28.6
       Interest cost..........................................................          123.7              121.9
       Actuarial losses ......................................................          128.7              184.0
       Benefits paid..........................................................         (128.9)            (135.8)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,365.5       $    2,212.0
                                                                               =================   =================

        The change in plan assets and the funded status of the pension plans was as follows:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2005               2004
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

       Plan assets at fair value, beginning of year.............................. $    2,126.7       $     2,015.1
       Actual return on plan assets..............................................        208.9               243.9
       Contributions.............................................................         78.5                11.4
       Benefits paid and fees....................................................       (135.6)             (143.7)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,278.5             2,126.7
       Projected benefit obligations.............................................      2,365.5             2,212.0
                                                                                  ----------------  -----------------
       (Underfunding) excess of plan assets over projected benefit obligations...        (87.0)              (85.3)
       Unrecognized prior service cost...........................................        (24.4)              (29.8)
       Unrecognized net loss from past experience different
         from that assumed.......................................................        957.3               947.5
       Unrecognized net asset at transition......................................         (1.0)               (1.3)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      844.9       $       831.1
                                                                                  ================  =================

        The prepaid pension costs for pension plans with projected benefit obligations in excess of plan assets were $868.3 million and $852.4 million and the accrued liabilities for pension plans with accumulated benefit obligations in excess of plan assets were $23.4 million and $21.3 million at December 31, 2005 and 2004, respectively.

        The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                              DECEMBER 31,
                                                         ------------------------------------------------------------
                                                                   2005                             2004
                                                         --------------------------------  --------------------------
                                                                                 (IN MILLIONS)
                                                                ESTIMATED                       Estimated
                                                                FAIR VALUE           %          Fair Value      %
                                                         ------------------------- ------  ------------------ ------

       Corporate and government debt securities........    $       452.3           19.9    $      450.1       21.2
       Equity securities...............................          1,526.5           67.0         1,468.0       69.0
       Equity real estate .............................            221.8            9.7           192.8        9.1
       Short-term investments..........................             77.9            3.4            14.9         .7
       Other...........................................               -               -              .9          -
                                                         -------------------------         ------------------
       Total Plan Assets...............................    $     2,278.5                   $    2,126.7
                                                         =========================         ==================

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2005 and 2004 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2005, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.25% disclosed below as having been used to measure the benefits obligation at December 31, 2005 represents the blended or level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. This methodology is a refinement from that used at December 31, 2004 and years prior thereto for purpose of measuring the benefits obligation, for which the assumed discount rate was estimated by benchmarking off of a published long-term bond index determined to be consistent with the timing and amount of expected benefit payments. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2005 and 2004.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2005               2004
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.25%              5.75%
         Periodic cost....................................................        5.75%              6.25%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              5.75%
       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        The aggregate accumulated benefit obligation and fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets were $66.9 million and $47.9 million at December 31, 2005 and $59.3 million and $40.7 million at December 31, 2004, respectively. The accumulated benefit obligation for all defined benefit pension plans was $2,289.9 million and $ 2,072.6 million at December 31, 2005 and 2004, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was $2,365.5 million at December 31, 2005 and $2,212.0 million at December 31, 2004.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $21.7 million, $23.2 million and $24.5 million for 2005, 2004 and 2003, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2006, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2005 and include benefits attributable to estimated future employee service.


                                              Pension Benefits
                                            --------------------
                                               (In Millions)

                  2006......................$      158.2
                  2007......................       169.1
                  2008......................       169.4
                  2009......................       172.5
                  2010......................       174.2
                 Years 2011-2015............       889.8

       The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. In 2005, following the issuance of regulations, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million is accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

       AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $186.2 million, $146.7 million and $124.2 million for 2005, 2004 and 2003, respectively (including $29.1 million, $61.3 million and $85.1 million for 2005, 2004 and 2003, respectively, relating to the Bernstein deferred compensation plan).

14)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives
        -----------

        The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate floors and interest rate swaps. In addition, the Company periodically enters into futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2005, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2005 and 2004, respectively the outstanding notional amount of interest rate floors was $24.0 billion and $12.0 billion. For 2005 and 2004, respectively, net unrealized losses of $3.7 million and $3.9 million were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

        The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $29,290 million at December 31, 2005 and, in 2004, initiated a similar program to hedge certain risks associated with the GMIB feature of certain annuity products with a total account value of $14,164 million at December 31, 2005. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. AXA Financial Group retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2005, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and

        NASDAQ 100 indices, having aggregate notional totals of $1,848.0 million and initial margin requirements of $99.4 million. Contracts are net settled daily. At December 31, 2005, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having aggregate notional totals $286.6 million and initial margin requirements of $5.0 million. Contracts are net settled daily. For 2005 and 2004, net realized gains (losses) of $(140.9) million and $(63.1) million and net unrealized gains (losses) of $59.2 million and (20.6) million were recognized from futures contracts utilized in this program and were partially offset by similar declines in the GMDB and GMIB reserve. AXA Equitable is exposed to equity market fluctuations through investments in its variable annuity Separate Accounts. In 2005, AXA Equitable initiated a program utilizing exchange traded equity futures designed to minimize such risk. At December 31, 2005, AXA Equitable had open exchange-traded futures positions with an aggregate notional amount of $73.3 million and an initial margin requirement of $4.0 million.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2005 and 2004 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2005                2004
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)

       Notional Amount by Derivative Type:
          Options:
              Floors..........................................................  $    24,000         $   12,000
              Exchange traded U.S. Treasuries and equity index futures........        2,208              1,113
                                                                               -----------------   -----------------
          Total...............................................................  $    26,208         $   13,113
                                                                               =================   =================

        At December 31, 2005 and 2004 and during the years then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2005, 2004 and 2003 were reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2005, 2004 and 2003, respectively, investment results on derivative positions, principally in Net investment income, included gross gains of $84.2 million, $26.2 million and $0.6 million and gross losses of $169.7 million, $114.2 million and $42.6 million that were recognized.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2005 and 2004.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2005                                2004
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Consolidated:
       -------------
       Mortgage loans on real estate..........   $    3,233.9     $     3,329.0     $    3,131.9     $     3,321.4
       Other limited partnership interests....          937.3             937.3            891.0             891.0
       Policy loans...........................        3,824.2           4,245.6          3,831.4           4,358.2
       Policyholders liabilities:
         Investment contracts.................       18,021.0          18,289.1         17,755.5          18,175.5
       Long-term debt.........................          207.4             240.2            607.3             665.9

       Closed Block:
       -------------
       Mortgage loans on real estate..........   $      930.3     $       957.7     $    1,098.8     $     1,162.9
       Other equity investments...............            3.3               3.3              3.8               3.8
       Policy loans...........................        1,284.4           1,454.1          1,322.5           1,535.4
       SCNILC liability.......................           11.4              11.6             13.1              13.1

       Wind-up Annuities:
       ------------------
       Mortgage loans on real estate..........   $        6.7     $         7.1     $       21.4     $        23.1
       Other equity investments...............            3.1               3.1              4.4               4.4
       Guaranteed interest contracts..........            6.5               6.4              6.8               6.8
       Long-term debt.........................          101.7             101.7            101.7             101.7


15)     COMMITMENTS AND CONTINGENT LIABILITIES

        In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2005, these arrangements included commitments by the Company to provide equity financing of $465.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $60.5 million of undrawn letters of credit related to reinsurance at December 31, 2005. AXA Equitable had $46.9 million in commitments under existing mortgage loan agreements at December 31, 2005.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2005, AllianceBernstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable,and AXA Life, like other life and health insurers, from time to time are involved in such litigations.

        In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of subaccount transfers, and
        (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and AXA Financial from the amended complaint, and dismissed the conversion claims in June 2001. In July 2004, the court dismissed EMERALD's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, EMERALD filed an amended complaint and AXA Equitable filed a partial motion to dismiss the amended complaint, which was granted. In September 2004, the Court granted EMERALD's motion to dismiss several affirmative defenses asserted by AXA Equitable. In December 2005, the Court granted summary judgment on liability with respect to three of EMERALD's causes of action. In January 2006, AXA Equitable filed a motion for reconsideration. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

        After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced a separate action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. Defendants' counterclaims, filed in March 2002, allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. In September 2004, the court granted AXA Equitable's motion to dismiss this action and retained jurisdiction over EMERALD's counterclaims in the action.

        In January 2004, DH2, Inc., an entity related to Emerald Investments LP filed a lawsuit in the United States District Court for the Northern District of Illinois against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In July 2004, DH2 filed an amended complaint adding the individual trustees of EQAT as defendants. In March 2005, the Court granted all defendants' motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. In April 2005, DH2 filed a second amended complaint, which alleges claims substantially similar to those included in the original amended complaint. In December 2005, the court granted in part and denied in part, defendant's motion to dismiss the second amended complaint.

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing. In April 2005, the Court denied the cross motions for summary judgment without prejudice. In July 2005, the parties refiled cross motions for summary judgment, and an evidentiary hearing was held in August 2005 on one of the claims.

        In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life". The complaint alleges that the company improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In March 2004, the District

        Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy". In May 2005, the Court granted AXA Equitable's motion for summary judgment and dismissed the remaining claim of violation of ERISA. In May 2005, the plaintiffs filed an appeal to the 7th Circuit Court of Appeals.

        In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders holding approximately 3.6 million shares of MONY common stock who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder.

        The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint, which is pending.

        ALLIANCE LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein. The principal allegations of the Enron Complaint, as they pertain to AllianceBernstein, are that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, a director of Enron, who was at that time an employee of AllianceBernstein and a director of the general partner of AllianceBernstein (the "General Partner"), signed the registration statement at issue. Plaintiffs therefore assert that AllianceBernstein is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. In June 2002, AllianceBernstein moved to dismiss the Enron Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to AllianceBernstein, was filed. AllianceBernstein filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, AllianceBernstein filed its opposition to class certification. AllianceBernstein's motion is pending. The case is currently in discovery.

        In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("JAFFE COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Alfred Harrison (a former director) and the AllianceBernstein Premier Growth Fund (now known as the AllianceBernstein Large Cap Growth Fund "Large Cap Growth Fund") alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Large Cap Growth Fund's losses as a result of Large Cap Growth Fund's investment in shares of Enron and a recovery of all fees paid by Large Cap Growth Fund to AllianceBernstein beginning November 1, 2000. In March 2003, the court granted AllianceBernstein's motion to transfer the JAFFE COMPLAINT to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The AMENDED JAFFE COMPLAINT alleges violations of Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the AMENDED JAFFE COMPLAINT alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Large Cap Growth Fund by causing Large Cap Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Large Cap Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the AMENDED JAFFE COMPLAINT. In May 2005, the court granted defendant's motion and dismissed the case on the ground that plaintiff failed to make a demand on the Large Cap Growth Fund's Board of Directors ("LCG Board") pursuant to Rule 23.1 of the Federal Rules of Civil Procedure. Plaintiff's time to file an appeal has expired. In June 2005, plaintiff made a demand on the LCG Board, requesting that the LCG Board take action against AllianceBernstein for the reasons set forth in the AMENDED JAFFE COMPLAINT. In December 2005, the LCG Board rejected plaintiff's demand.

        In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("GOGGINS COMPLAINT") was filed in the United States District Court for the Southern District of New York against AllianceBernstein, Large Cap Growth Fund and individual directors and certain officers of Large Cap Growth Fund. In August 2003, the court granted AllianceBernstein's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("AMENDED GOGGINS COMPLAINT") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Large Cap Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the AMENDED GOGGINS COMPLAINT alleges that the Large Cap Growth Fund's investment in Enron was inconsistent with the Large Cap Growth Fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissionary relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Large Cap Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, AllianceBernstein moved to dismiss the AMENDED GOGGINS COMPLAINT. In December 2004, the court granted AllianceBernstein's motion and dismissed the case. In January 2005, plaintiffs appealed the court's decision. In January 2006, the U.S. Court of Appeals for the Third Circuit affirmed the dismissal. Plaintiffs' time to seek further review of the court's decision expires on April 13, 2006.

        In October 2003, a purported class action complaint entitled ERB ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P. ("ERB COMPLAINT") was filed in the Circuit Court of St. Clair County, Illinois against AllianceBernstein. Plaintiff, purportedly a shareholder in the Large Cap Growth Fund, alleged that AllianceBernstein breached unidentified provisions of Large Cap Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Large Cap Growth Fund's portfolio must be a "1-rated" stock, the highest rating that AllianceBernstein's research analysts could assign. Plaintiff alleges that AllianceBernstein impermissibly purchased shares of stocks that were not 1-rated. In June 2004, plaintiff filed an amended complaint ("AMENDED ERB COMPLAINT") in the Circuit Court of St. Clair County, Illinois. The AMENDED ERB COMPLAINT allegations are substantially similar to those contained in the previous complaint, however, the AMENDED ERB COMPLAINT adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by AllianceBernstein's Large Cap Growth Team. The AMENDED ERB COMPLAINT alleges that AllianceBernstein breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks AllianceBernstein made for Large Cap Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, AllianceBernstein removed the ERB action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, AllianceBernstein filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss AllianceBernstein's appeal. In September 2005, AllianceBernstein's appeal was denied.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, the U.S. Funds, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The HINDO COMPLAINT alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the HINDO COMPLAINT were filed in various Federal and state courts against AllianceBernstein and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974,as amended ("ERISA"), certain state securities statutes and common law. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

        In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance (the "NYAG AoD"). The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between AllianceBernstein and the U.S. Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by AllianceBernstein. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits. All of these lawsuits seek an unspecified amount of damages.

        In February 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from the Office of the State Auditor, Securities Commission, for the State of West Virginia ("WV Securities Commissioner") (subpoena and request together, the "Information Requests"). Both Information Requests required AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in its sponsored mutual funds. AllianceBernstein responded to the Information Requests and has been cooperating fully with the investigation.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("Wvag Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG COMPLAINT was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG COMPLAINT makes factual allegations generally similar to those in the HINDO COMPLAINT. In May 2005, defendants removed the WVAG COMPLAINT to the U.S. District Court for the Northern District of West Virginia. In July 2005, plaintiff moved to remand. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In January 2006, AllianceBernstein, AllianceBernstein Holding and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief.

        AXA Financial, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the AllianceBernstein Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. AXA Financial is named as a defendant in the mutual fund complaint and the ERISA complaint. As previously disclosed, AllianceBernstein recorded charges to income totaling $330 million during the second half of 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2005, AllianceBernstein paid $8 million related to market timing and has cumulatively paid $310 million related to these matters (excluding the WVAG COMPLAINT-related expenses).

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("AUCOIN COMPLAINT") was filed against AllianceBernstein, AllianceBernstein Holding, the General Partner, AXA Financial, AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The AUCOIN COMPLAINT names the U.S. Funds as nominal defendants. The AUCOIN COMPLAINT was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The AUCOIN COMPLAINT alleges, among other things,
        (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The AUCOIN COMPLAINT asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the AUCOIN COMPLAINT were filed against AllianceBernstein and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of U.S. Funds.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "AUCOIN CONSOLIDATED AMENDED COMPLAINT") that asserts claims substantially similar to the AUCOIN COMPLAINT and the nine additional lawsuits referenced above. In October 2005, the District Court dismissed each of the claims set forth in the AUCOIN CONSOLIDATED AMENDED COMPLAINT, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. Plaintiffs have moved for leave to amend their consolidated complaint.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2006 and the four successive years are $160.6 million, $153.3 million, $145.1 million, $130.9 million, $126.4 million and $647.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2006 and the four successive years is $5.4 million, $3.8 million, $3.1 million, $2.5 million, $2.5 million and $15.8 million thereafter.

        At December 31, 2005, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2006 and the four successive years is $104.1 million, $105.4 million, $113.8 million, $112.6 million, $112.6 million and $997.9 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2006 and the four successive years are $0.5 million, $0.5 million, $0.3 million and $0.2 million.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $511.1 million during 2006. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2005, 2004 and 2003, the Insurance Group statutory net income totaled $780.4 million, $571.4 million and $549.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,241.7 million and $5,201.5 million at December 31, 2005 and 2004, respectively. In 2005, 2004 and 2003, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $500.0 million and $400.0 million.

        At December 31, 2005, the Insurance Group, in accordance with various government and state regulations, had $27.5 million of securities deposited with such government or state agencies.

        At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2005               2004                2003
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $       779.6      $       196.8       $       43.4
       Change in AVR......................................           260.6              528.1              152.2
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,040.2              724.9              195.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................           (51.9)            (398.8)            (245.7)
         DAC..............................................           598.0              529.2              556.1
         Deferred income taxes............................           227.6              122.5               30.9
         Valuation of investments.........................            40.0               10.1               39.6
         Valuation of investment subsidiary...............        (1,278.3)            (460.3)            (321.6)
         Change in fair value of guaranteed minimum
            income benefit reinsurance contracts..........            42.6               61.0              (91.0)
         Shareholder dividends paid.......................           500.0              500.0              400.0
         Changes in non-admitted assets...................              .5              (74.7)             (35.1)
         Other, net.......................................           (75.8)             (98.9)              (2.1)
         GAAP adjustments for Wind-up Annuities...........            30.9               14.9               (2.3)
                                                            -----------------  -----------------   -----------------
       Net Earnings of the Insurance Group................   $     1,073.8      $       929.9       $      524.4
                                                            =================  =================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2005               2004                2003
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)

       Statutory surplus and capital stock................   $     5,111.1      $     4,331.5       $    4,134.7
       AVR................................................         1,130.6              870.0              341.9
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         6,241.7            5,201.5            4,476.6
       Adjustments:

         Future policy benefits and policyholders'
           account balances...............................        (1,934.0)          (1,882.1)          (1,483.3)
         DAC..............................................         7,557.3            6,813.9            6,290.4
         Deferred income taxes............................        (1,294.6)          (1,770.4)          (1,729.8)
         Valuation of investments.........................         1,281.6            2,237.6            2,196.3
         Valuation of investment subsidiary...............        (3,251.6)          (1,973.3)          (1,513.0)
         Fair value of guaranteed minimum income
            benefit reinsurance contracts.................           132.6               90.0               29.0
         Non-admitted assets..............................         1,056.0            1,055.5            1,130.2
         Issuance of surplus notes........................          (524.8)            (599.7)            (599.6)
         Other, net.......................................           258.3              147.9               77.7
         GAAP adjustments for Wind-up Annuities...........           (80.6)             (96.4)            (103.9)
                                                            -----------------  -----------------   ------------------
       Equity of the Insurance Group......................   $     9,441.9      $     9,224.5       $    8,770.6
                                                            =================  =================   ==================


19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment is principally comprised of the investment management business of AllianceBernstein. AllianceBernstein provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds, mutual funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $123.7 million, $118.4 million and $103.0 million for 2005, 2004 and 2003, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $     5,771.2      $      5,447.7     $     4,734.4
       Investment Services................................         3,265.0             3,031.5           2,738.5
       Consolidation/elimination..........................           (84.7)              (82.8)            (70.4)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     8,951.5      $      8,396.4     $     7,402.5
                                                            =================  =================  ==================

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $     1,120.8      $        946.3     $       631.6
       Investment Services................................           924.2               728.8             318.6
       Consolidation/elimination..........................              -                  (.9)               -
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,045.0      $      1,674.2     $       950.2
                                                            =================  =================  ==================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT ASSETS:
       Insurance..........................................   $   118,803.7      $    110,141.1     $    98,822.1
       Investment Services................................        15,161.4            14,326.3          15,410.1
       Consolidation/elimination..........................             2.0                26.7              33.1
                                                            -----------------  -----------------  ------------------
       Total Assets.......................................   $   133,967.1      $    124,494.1     $   114,265.3
                                                            =================  =================  ==================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2005
       ----
       Total Revenues................   $     2,212.5      $     2,224.2       $    2,151.4         $    2,363.4
                                       =================  =================   ==================   ==================

       Earnings from Continuing
         Operations..................   $       265.1      $       278.5       $      281.6         $      233.4
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

       2004
       ----
       Total Revenues................   $     2,131.8      $     2,027.0       $    2,100.4         $    2,165.7
                                       =================  =================   ==================   ==================

       Earnings from
         Continuing Operations.......   $       227.4      $       269.3       $      204.6         $      192.5
                                       =================  =================   ==================   ==================

       Net Earnings..................   $       226.6      $       270.5       $      220.2         $      212.6
                                       =================  =================   ==================   ==================



21)     ACCOUNTING FOR SHARE-BASED COMPENSATION

        AXA Financial sponsors a stock incentive plan for employees of AXA Equitable. AllianceBernstein sponsors its own stock option plans for certain employees.

        In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001. The Company recorded an increase in the Stock Appreciation Rights liability of $31.2 million, $14.3 million and $12.0 million for 2005, 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2005, 2004 and 2003. At December 31, 2005, the Stock Appreciation Rights liability was $50.9 million.

        The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Accordingly, no compensation expense for employee stock option awards is recognized in the consolidated statements of earnings for the years 2005, 2004, and 2003, respectively, as all are for a fixed number of shares and their exercise price equals the market value of the underlying shares on the date of grant. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by AXA Financial Group under the fair-value-based method of SFAS No. 123.

                                                                  2005               2004                 2003
                                                            -----------------  -----------------   -------------------
                                                                                  (IN MILLIONS)

       Net income, as reported............................   $     1,073.8      $       929.9       $      524.4
       Less: total stock-based employee compensation
          expense determined under fair value method for
          all awards, net of income tax benefit...........           (23.2)             (21.4)             (35.8)
                                                            -----------------  -----------------   -------------------
       Pro Forma Net Earnings.............................   $     1,050.6      $       908.5       $      488.6
                                                            =================  =================   ===================

        For purpose of preparing the SFAS 123 pro-forma disclosures above, the Black-Scholes-Merton formula was used by the Company to estimate the fair values of the option awards. Shown below are the relevant input assumptions used to derive those values. For the 2005 awards of options to purchase AXA ordinary shares and AXA ADRs, implied volatilities were considered in determining the stock price volatility assumption and the expected dividend was calculated as a yield. With respect to the valuation of options to purchase AXA ADRs, these methodologies each constitute a change in accounting estimate. The assumptions applied in previous years primarily considered historical realized stock price volatility and defined the expected dividend as an annual amount. These changes are consistent with the fair value measurement objectives of SFAS Nos. 123 and 123(R) and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS 123(R).

                                         AXA              AXA Financial            AllianceBernstein
                                     ----------- -----------------------------  ------------------------
                                        2005       2005       2004       2003     2005     2004   2003
                                     ----------- ---------- ---------- -------  -------- ------- -------

       Dividend yield..............     3.15%      3.01%      2.24%     2.48%     6.2%     3.5%   6.1%

       Expected volatility.........      25%        25%        43%       46%       31%      32%    32%

       Risk-free interest rate.....     3.09%      4.27%      2.86%     2.72%     3.7%     4.0%   3.0%

       Expected life in years......       5          5          5         5        3        5       5

       Weighted average fair
         value per option at
         grant date................     $4.30      $4.85      $6.94     $4.39     $7.04    $8.00  $5.96


        A summary of the activity in the option shares of AXA Financial and AllianceBernstein's option plans follows, including information about options outstanding and exercisable at December 31, 2005. In addition to the activity presented below, approximately 3.5 million options to purchase AXA ordinary shares were granted on March 29, 2005 under the Stock Option Plan at an exercise price of 20.87 euros. These awards have a contractual life of 10 years; none are exercisable at December 31, 2005.

                                                       AXA FINANCIAL                      ALLIANCEBERNSTEIN
                                             -----------------------------------   ---------------------------------
                                                                   WEIGHTED                            WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS         EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             ------------------ ----------------   --------------- -----------------

       Balance at January 1, 2003.......          35.3              $25.14              16.4           $34.92
         Granted........................           9.1              $12.60                .1           $35.01
         Exercised......................          (1.7)              $7.85              (1.2)          $17.26
         Forfeited......................          (1.8)             $25.16              (1.5)          $43.27
                                             ------------------                    ---------------

       Balance at December 31, 2003.....          40.9              $23.04              13.8           $35.55
         Granted........................           7.2              $20.66                .1           $33.00
         Exercised......................          (2.5)             $14.82              (2.5)          $18.43
         Forfeited......................          (1.6)             $23.74              (1.8)          $46.96
                                             ------------------                    ---------------

       Balance at December 31, 2004.....          44.0              $23.03               9.6           $37.82
         Granted........................           1.8              $26.77                -            $45.45
         Exercised......................          (5.7)             $15.58              (1.7)          $24.13
         Forfeited......................          (1.5)             $29.22               (.4)          $47.10
                                             ------------------                    ---------------

       Balance at December 31, 2005 ....          38.6              $24.06               7.5           $40.45
                                             ==================                    ===============

        (1)  The 2005 AllianceBernstein grants totalled 17,604 Units.

        Information about options outstanding and exercisable at December 31, 2005 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                              --------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
             RANGE OF              NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
             EXERCISE           OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
              PRICES           (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
       --------------------   ----------------- ---------------- ---------------   ------------------   ----------------

             AXA ADRs
       --------------------
         $ 6.33 - $ 8.97               .1               .61           $ 8.13               .1                $ 8.13
         $10.13 - $15.12              7.4              6.45           $12.67              4.3                $12.79
         $15.91 - $22.84             12.3              6.63           $19.62              8.0                $19.06
         $25.96 - $32.86             14.5              3.57           $30.16             12.1                $30.64
         $35.85                       4.3              3.43           $35.85              4.3                $35.85
                              -----------------                                    ------------------
         $  6.33 - $35.85            38.6              5.08           $24.06             28.8                $24.06
                              =================                                    ==================

         AllianceBernstein
           Holding Units
       --------------------
       $12.56 - $18.47                .6               1.59           $16.28               .6                $16.28
       $25.63 - $30.25               1.2               3.54           $28.61              1.2                $28.62
       $32.52 - $48.50               2.8               5.96           $39.62              2.0                $41.85
       $50.15 - $50.56               1.6               5.92           $50.25              1.3                $50.25
       $51.10 - $58.50               1.3               4.95           $53.77              1.3                $53.77
                              -----------------                                    ------------------
       $12.56 - $58.50               7.5               5.02           $40.45              6.4                $40.79
                              =================                                    ==================

        The Company's ownership interest in AllianceBernstein will continue to be reduced upon the exercise of unit options granted to certain AllianceBernstein employees. Options are exercisable over periods of up to ten years.

        In 1997, AllianceBernstein Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by AllianceBernstein Holding at the time of grant. These awards include options, restricted AllianceBernstein Holding units and phantom restricted AllianceBernstein Holding units, performance awards, other AllianceBernstein Holding unit based awards, or any combination thereof. At December 31, 2005, approximately 10.9 million AllianceBernstein Holding units of a maximum 41.0 million units were subject to options granted and 0.2 million AllianceBernstein Holding units were subject to awards made under this plan.

22)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $57.2 million and $55.0 million, respectively, for 2005 and 2004.

        The Company paid $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2005 and 2004. The Company charged AXA Distribution's subsidiaries $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $32.8 million, $30.2 million and $16.7 million in 2005, 2004 and 2003, respectively.

        Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $30.4 million, $38.9 million and $32.5 million in 2005, 2004 and 2003, respectively.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $57.9 million, $28.6 million and $9.0 million of premiums and $26.3 million, $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2005, 2004 and 2003, respectively.

        In 2004, as a result of AXA Financial's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the write-off of capitalized software. During 2005 and 2004, total severance payments made to employees totaled $19.2 million and $5.0 million, respectively.

        In 2005, AXA Financial issued a note to AXA-Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein described below:

                                                                  2005               2004               2003
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

       Investment advisory and services fees..............   $       729.3      $        746.6     $       748.2
       Distribution revenues..............................           397.8               447.3             436.0
       Shareholder servicing fees.........................            99.3               116.0             126.4
       Other revenues.....................................             8.0                 8.8              11.4
       Brokerage..........................................             2.4                 4.2               4.4

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account Nos. 45 and 49:

            - Report of Independent Registered Public Accounting Firm -
              - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 2005;
            - Statements of Operations for the Year Ended December 31, 2005;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 2005 and 2004; and
            - Notes to Financial Statements.

         2. AXA Equitable Life Insurance Company:

            - Report of Independent Registered Public Accounting Firm -
              PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 2005 and
              2004;
            - Consolidated Statements of Earnings for Years Ended
              December 31, 2005, 2004 and 2003;
            - Consolidated Statements of Equity for Years Ended
              December 31, 2005, 2004 and 2003;
            - Consolidated Statements of Cash Flows for Years Ended
              December 31, 2005, 2004 and 2003; and
            - Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP

            - Consolidated Statements of Financial Condition as of December 31,
              2005 and 2004;

            - Consolidated Statements of Income for the Years Ended December 31,
              2005, 2004 and 2003;

            - Consolidated Statements of Changes in Partners' Capital and
              Comprehensive Income for the Years Ended December 31, 2005, 2004 and 2003;

            - Consolidated Statements of Cash Flows for the Years Ended December
              31, 2005, 2004 and 2003;

            - Notes to Consolidated Financial Statements;

            - Report on Management's Assessment of the Effectiveness of Internal
              Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         4. AllianceBernstein Holding L.P.:

            - Report of Independent Registered Public Accounting Firm - KPMG LLP

            - Statements of Financial Condition as of December 31, 2005 and
              2004;

            - Statements of Income for the Years Ended December 31, 2005, 2004
              and 2003;

            - Statements of Changes in Partners' Capital and Comprehensive
              Income for the Years Ended December 31, 2005, 2004 and 2003;

            - Statements of Cash Flows for the Years Ended December 31, 2005,
              2004 and 2003;

            - Notes to Financial Statements.

            - Report on Management's Assessment of the Effectiveness of Internal
              Control Over Financial Reporting as of December 31, 2005 and the Effectiveness of Internal Control Over Financial reporting as of December 31, 2005.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Company ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.

         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now EQ Financial Consultants, Inc.), The Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.

            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Distribution Agreement for services by The Equitable Life
                Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (f) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (g) First Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (h) Second Amendment to General Agent Sales Agreement dated
                January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.

            (f) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (IRA) Certificates, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 33-83750, filed February 27, 1998.

            (g) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (NQ) Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of data pages No. 94ICB and 94ICBMVA for Equitable
                Accumulator (QP) Certificates, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 33-83750, filed February 27, 1998.

            (i) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (j) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement on No. 33-83750, filed February 27, 1998.

            (k) Form of Endorsement for Extra Credit Annuity Form No. 98ECENDI
                and Data Pages, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (l) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64751 on September 30, 1998.

            (m) Form of Endorsement for Beneficiary Continuation Option Form No.
                2000 ENIRAI-IM, applicable to IRA certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (n) Form of Endorsement applicable to Roth IRA Contracts, Form No.
                IM-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (o) Revised Form of Endorsement applicable to IRA Certificates, Form
                No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (p) Form of Endorsement applicable to Non-Qualified Certificates,
                Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (q) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (r) Form of Optional Death Benefit Rider, Form No. 2000 PPDB
                previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (s) Form of Data Pages for Equitable Accumulator (Rollover IRA
                (revised), Roth Conversion (revised), NQ (revised), QP-Defined Contribution (revised), QP-Defined Benefit (revised), TSA previously filed with this Registration Statement File
                No. 333-64751 on April 25, 2001.

            (t) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000
                BENE-G previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (u) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-
                Qualified Certificates previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

            (v) Form of Endorsement applicable to non-qualified contract/
                certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit 5(e) to Registration Statement No. 33-83750, filed February 27, 1998.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

            (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

            (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement among Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 333-64751 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-64751 on December 5, 2001.

            (c) Form of Participation Agreement among The Equitable Life
                Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

            (d) Form of Participation Agreement among BARR Rosenberg Variable
                Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

            (e) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64751 on June 7, 1999.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice President and
                Counsel of AXA Equitable, as to the legality of the securities being registered.

        10. (a)(i)  Consent of PricewaterhouseCoopers LLP.

            (a)(ii) Consent of KPMG LLP.

            (b) Powers of Attorney, incorporated herein by reference to Exhibit
                No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

            (c) Powers of Attorney incorporated herein by reference to Exhibit
                No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

            (d) Powers of Attorney, incorporated herein by reference to Exhibit
                10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

            (e) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

            (f) Powers of Attorney, incorporated herein by reference to
                Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

            (g) Powers of Attorney, incorporated herein by reference to Exhibit
                10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

            (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to Exhibit 10(d) to Registration Statement (File No. 333-127445), filed on November 16, 2005.

            (i) Powers of Attorney.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer,
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Barbara Goodstein                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

*Andrew McMahon                             Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 27. Number of Contractowners

         As of February 28, 2006, there were 6,319 holders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification
         (a)  Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provides, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

         (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies in $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)   Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 301, A, I, FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY Life of America Variable Account A, MONY Life of America Variable Account L, MONY's MONY Variable Account S, MONY America Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.


                                    SEPARATE ACCOUNT No. 45 OF
                                    AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (Registrant)

                                    By: AXA Equitable Life Insurance Company
                                               (Depositor)

                                    By: /s/ Dodie Kent
                                        -----------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2006.




                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and Counsel
                                            AXA Equitable Life Insurance Company




         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            James F. Higgins             Peter J. Tobin
Christopher M. Condron      W. Edwin Jarmain             Stanley B. Tulin
Henri de Castries           Christina Johnson
Denis Duverne               Scott D. Miller
Mary R. (Nina) Henderson    Joseph H. Moglia




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 19, 2006

                                 EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                        -------------

 9(b)       Opinion and Consent of Counsel                           EX-99.9b

10(a)(i)    Consent of PricewaterhouseCoopers LLP                    EX-99.10ai

10(a)(ii)   Consent of KPMG LLP                                      EX-99.10aii

10(i)       Powers of Attorney                                       EX-99.10i